UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

Fidelity® GNMA Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Actual	.45%	$ 1,000.00	$ 1,028.30	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of January 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	4.0	4.2
1 - 1.99%	0.0†	0.0†
2 - 2.99%	1.3	1.8
3 - 3.99%	31.4	27.4
4 - 4.99%	25.8	28.1
5 - 5.99%	14.4	18.5
6 - 6.99%	3.7	4.8
7% and above	1.2	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of January 31, 2014
6 months ago
Years	5.5	4.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	4.5	5.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of January 31, 2014*	As of July 31, 2013**
Mortgage Securities 92.9%	Mortgage Securities 97.1%
CMOs and Other Mortgage Related Securities 16.0%	CMOs and Other Mortgage Related Securities 16.0%
U.S. Government Agency Obligations 0.0%	U.S. Government Agency Obligations†† 0.7%
Short-Term Investments and Net Other Assets (Liabilities)††† (8.9)%	Short-Term Investments and Net Other Assets (Liabilities)††† (13.8)%

* GNMA Securities	108.2%	** GNMA Securities	112.5%
* Futures and Swaps	(3.7)%	** Futures and Swaps	(3.7)%
† Amount represents less than 0.I%
†† Includes NCUA Guaranteed Notes
††† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.2%
1.885% 2/1/33 (c)	$ 106	$ 110
1.91% 12/1/34 (c)	115	120
1.91% 3/1/35 (c)	103	108
1.925% 9/1/33 (c)	1,075	1,117
1.929% 10/1/33 (c)	59	62
1.94% 7/1/35 (c)	44	45
2.05% 3/1/35 (c)	18	19
2.23% 7/1/34 (c)	66	70
2.299% 1/1/35 (c)	515	543
2.309% 7/1/36 (c)	257	270
2.352% 3/1/33 (c)	257	272
2.389% 3/1/36 (c)	347	373
2.403% 5/1/35 (c)	709	753
2.421% 10/1/33 (c)	101	106
2.46% 8/1/35 (c)	680	723
2.497% 11/1/36 (c)	562	597
2.54% 6/1/47 (c)	288	302
2.576% 7/1/34 (c)	1,119	1,189
2.597% 9/1/34 (c)	659	700
2.928% 8/1/35 (c)	1,555	1,652
4% 10/1/25	453	485
5.5% 12/1/17 to 3/1/20	1,220	1,303
6.5% 10/1/17	86	92
7% 11/1/16 to 3/1/17	424	452
7.5% 10/1/15 to 4/1/17	80	84
8.5% 12/1/27	99	119
9.5% 9/1/30	14	18
10.25% 10/1/18	3	4
11.5% 2/1/15	2	2
12.5% 10/1/15 to 7/1/16	5	5
		11,695
Freddie Mac - 0.2%
1.982% 12/1/35 (c)	519	541
2.14% 11/1/35 (c)	556	589
2.166% 6/1/33 (c)	622	654
2.2% 3/1/37 (c)	72	75
2.316% 10/1/35 (c)	502	529
2.35% 7/1/35 (c)	336	356
2.353% 12/1/35 (c)	4,366	4,622
2.362% 10/1/36 (c)	767	813
2.375% 5/1/37 (c)	155	164
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.405% 6/1/33 (c)	$ 1,751	$ 1,853
2.518% 8/1/34 (c)	211	224
2.549% 3/1/35 (c)	2,724	2,894
2.614% 4/1/36 (c)	506	538
2.711% 6/1/33 (c)	1,746	1,855
3.035% 3/1/33 (c)	12	13
5.5% 7/1/24 to 1/1/25	1,809	2,000
8.5% 10/1/18 to 6/1/25	20	24
9% 7/1/18 to 3/1/20	2	2
9.5% 7/1/30	48	57
10% 4/1/15 to 7/1/18	21	23
10.25% 11/1/16	2	2
12% 6/1/15	1	1
12.5% 5/1/15	2	2
13.5% 9/1/14	0*	0*
		17,831
Ginnie Mae - 100.9%
2.5% 2/20/41 to 12/20/42	103,515	98,315
3% 5/15/27 to 12/20/43	923,107	916,804
3% 2/1/44 (a)	423,800	420,059
3.5% 9/15/26 to 9/15/43	448,345	462,794
3.5% 2/1/44 (a)	545,400	562,060
3.5% 2/1/44 (a)	208,800	215,178
3.5% 2/1/44 (a)	455,500	469,414
3.5% 2/1/44 (a)	35,000	36,069
4% 2/20/33 to 8/15/43 (b)	878,029	932,888
4% 2/1/44 (a)	193,600	205,473
4% 2/1/44 (a)	72,000	76,393
4% 2/1/44 (a)	251,500	266,845
4% 2/1/44 (a)	50,000	53,066
4.3% 8/20/61 (f)	10,514	11,331
4.497% 1/20/62 (f)	8,358	9,126
4.5% 3/15/25 to 3/15/42 (g)	808,693	878,496
4.5% 2/1/44 (a)	5,600	6,077
4.5% 2/1/44 (a)	108,000	117,264
4.564% 11/20/61 (f)	9,750	10,636
4.616% 1/20/62 (f)	8,649	9,398
4.649% 2/20/62 (f)	7,133	7,820
4.682% 2/20/62 (f)	9,441	10,352
4.875% 9/15/39 to 12/15/39	16,628	18,263
5% 8/15/18 to 7/20/41	531,946	586,346
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.35% 4/20/29 to 12/20/30	$ 20,876	$ 23,046
5.391% 11/20/59 (f)	61,275	65,831
5.5% 12/20/18 to 3/20/40	136,111	152,182
6% 8/15/17 to 5/15/39	181,952	205,271
6.45% 10/15/31 to 8/15/32	829	971
6.5% 5/15/23 to 1/15/39	40,501	46,503
7% 12/20/16 to 9/20/34	35,226	41,392
7.25% 9/15/27	53	63
7.395% 6/20/25 to 11/20/27	940	1,083
7.5% 9/15/21 to 9/20/32	14,690	17,342
8% 8/15/18 to 9/15/31	3,982	4,762
8.5% 5/15/16 to 2/15/31	686	774
9% 5/15/14 to 5/15/30	480	568
9.5% 12/20/15 to 4/20/17	66	70
10.5% 10/15/15 to 10/15/18	78	85
13% 9/15/14 to 1/15/15	1	1
13.5% 1/15/15	1	1
		6,940,412
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,855,527)		6,969,938
Collateralized Mortgage Obligations - 16.0%

U.S. Government Agency - 16.0%
Fannie Mae:
floater Series 2008-76 Class EF, 0.658% 9/25/23 (c)	2,717	2,729
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	4,300	4,902
sequential payer Series 2010-50 Class FA, 0.508% 1/25/24 (c)	982	983
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	57	0*
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	662	131
Series 339 Class 5, 5.5% 8/1/33 (d)	915	145
Series 343 Class 16, 5.5% 5/1/34 (d)	725	122
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.51% 5/15/36 (c)	8,113	8,123
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,352	1,637
Series 40 Class K, 6.5% 8/17/24	494	560
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	$ 2,694	$ 3,214
Series 2601 Class TI, 5.5% 10/15/22 (d)	186	1
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	13,097	14,563
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.507% 5/20/31 (c)	259	260
Series 2002-41 Class HF, 0.5666% 6/16/32 (c)	276	277
Series 2007-37 Class TS, 6.5234% 6/16/37 (c)(d)(e)	3,606	666
Series 2008-51 Class FE, 0.9166% 6/16/38 (c)	802	813
Series 2008-57 Class AF, 0.737% 7/20/38 (c)	3,008	3,045
Series 2010-130 Class KF, 0.8166% 10/16/40 (c)	5,807	5,892
Series 2010-H03 Class FA, 0.719% 3/20/60 (c)(f)	34,170	34,038
Series 2010-H17 Class FA, 0.499% 7/20/60 (c)(f)	19,772	19,497
Series 2010-H18 Class AF, 0.4683% 9/20/60 (c)(f)	21,379	21,097
Series 2010-H19 Class FG, 0.4683% 8/20/60 (c)(f)	27,448	27,094
Series 2010-H27 Series FA, 0.5483% 12/20/60 (c)(f)	7,335	7,262
Series 2011-H05 Class FA, 0.6683% 12/20/60 (c)(f)	13,289	13,234
Series 2011-H07 Class FA, 0.6683% 2/20/61 (c)(f)	5,338	5,316
Series 2011-H12 Class FA, 0.6583% 2/20/61 (c)(f)	30,167	30,032
Series 2011-H13 Class FA, 0.6683% 4/20/61 (c)(f)	11,981	11,933
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (c)(f)	13,793	13,730
Class FC, 0.6683% 5/20/61 (c)(f)	12,927	12,871
Series 2011-H17 Class FA, 0.6983% 6/20/61 (c)(f)	17,884	17,835
Series 2011-H21 Class FA, 0.7683% 10/20/61 (c)(f)	19,856	19,856
Series 2012-H01 Class FA, 0.8683% 11/20/61 (c)(f)	17,051	17,124
Series 2012-H03 Class FA, 0.8683% 1/20/62 (c)(f)	10,545	10,590
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-H06 Class FA, 0.7983% 1/20/62 (c)(f)	$ 16,580	$ 16,601
Series 2012-H07 Class FA, 0.7983% 3/20/62 (c)(f)	9,826	9,835
Series 2012-H26, Class CA, 0.6983% 7/20/60 (c)(f)	45,982	45,887
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	4,808	5,343
Series 2002-50 Class PE, 6% 7/20/32	5,762	6,443
Series 2003-54 Class UE, 5% 6/20/33	31,040	33,959
Series 2003-70 Class LE, 5% 7/20/32	15,052	15,596
Series 2004-19 Class DP, 5.5% 3/20/34	1,187	1,257
Series 2004-64 Class KE, 5.5% 12/20/33	8,371	8,827
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,077
Series 2005-54 Class BM, 5% 7/20/35	2,393	2,403
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,567
Series 2006-50 Class JC, 5% 6/20/36	7,925	8,675
Series 2007-2 Class PC, 5.5% 6/20/35	21,510	23,189
Series 2010-117 Class E, 3% 10/20/39	10,076	9,791
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	6,666	1,320
Series 2011-52 Class PA, 4.25% 2/16/41	44,379	47,394
sequential payer:
Series 1998-23 Class ZB, 6.5% 6/20/28	2,424	2,785
Series 2001-40 Class Z, 6% 8/20/31	2,285	2,539
Series 2001-49 Class Z, 7% 10/16/31	1,178	1,393
Series 2002-18 Class ZB, 6% 3/20/32	2,212	2,458
Series 2002-24 Class SK, 7.7834% 4/16/32 (c)(d)(e)	1,369	329
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	143	158
Class Z, 6.5% 5/16/32	3,143	3,645
Series 2002-33 Class ZJ, 6.5% 5/20/32	2,047	2,362
Series 2002-42 Class ZA, 6% 6/20/32	1,474	1,637
Series 2002-43 Class Z, 6.5% 6/20/32	3,871	4,476
Series 2002-45 Class Z, 6% 6/20/32	837	938
Series 2002-49 Class ZA, 6.5% 7/20/32	13,281	15,289
Series 2003-75 Class ZA, 5.5% 9/20/33	5,421	5,980
Series 2004-24 Class ZM, 5% 4/20/34	9,304	10,443
Series 2004-46 Class BZ, 6% 6/20/34	6,622	7,369
Series 2004-65 Class VE, 5.5% 7/20/15	1,017	1,050
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-86 Class G, 6% 10/20/34	$ 6,273	$ 7,324
Series 2005-28 Class AJ, 5.5% 4/20/35	17,350	18,926
Series 2005-47 Class ZY, 6% 6/20/35	6,686	8,107
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,169
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,871
Series 2008-17 Class BN, 5% 2/20/38	13,893	14,951
Series 2010-45 Class TB, 5% 4/16/40	104,573	115,125
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,565
Series 1998-2 Class SA, 8.3334% 1/16/28 (c)(d)	748	170
Series 1999-34 Class SC, 8.4334% 9/16/19 (c)(d)(e)	583	56
Series 1999-40 Class SE, 8.7834% 11/16/29 (c)(d)(e)	1,090	113
Series 1999-43:
Class SJ, 7.8334% 11/16/29 (c)(d)(e)	3,970	571
Class UN, 7.8334% 11/16/29 (c)(d)	2,061	241
Series 1999-45 Class SC, 8.4334% 12/16/29 (c)(d)	2,475	221
Series 1999-46 Class SJ, 8.3834% 12/16/29 (c)(d)	1,408	257
Series 2000-35 Class SA, 7.7834% 12/16/26 (c)(d)(e)	2,911	634
Series 2000-36 Class S, 7.7834% 11/16/30 (c)(d)	2,282	483
Series 2000-8:
Class SA, 8.2834% 1/16/30 (c)(d)(e)	694	70
Class SB, 8.2834% 1/16/30 (c)(d)	2,502	446
Series 2001-3 Class S, 7.9334% 2/16/31 (c)(d)	290	62
Series 2001-36:
Class SB, 7.941% 12/16/23 (c)(d)(e)	1,266	243
Class SP, 8.5834% 9/16/26 (c)(d)	922	170
Series 2001-38 Class SB, 7.4134% 8/16/31 (c)(d)(e)	686	143
Series 2001-41 Class SG, 8.5834% 9/16/31 (c)(d)	381	65
Series 2001-46 Class SB, 7.9834% 5/16/23 (c)(d)	653	84
Series 2001-49:
Class SC, 7.4334% 12/16/25 (c)(d)(e)	1,647	293
Class SL, 7.4334% 5/16/30 (c)(d)(e)	1,860	368
Class SV, 8.0834% 12/16/28 (c)(d)(e)	1,514	163
Series 2001-50:
Class SD, 8.043% 11/20/31 (c)(d)(e)	1,179	268
Class ST, 7.5334% 8/16/27 (c)(d)(e)	329	69
Class SV, 9.1334% 9/16/27 (c)(d)	2,573	452
Series 2001-65 Class SV, 7.943% 2/20/29 (c)(d)(e)	2,717	619
Series 2002-21 Class SV, 7.9334% 3/16/32 (c)(d)(e)	3,641	830
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2002-5 Class SP, 7.2834% 1/16/32 (c)(d)(e)	$ 754	$ 146
Series 2003-23 Class S, 6.3834% 12/16/29 (c)(d)(e)	3,428	599
Series 2003-42 Class SH, 6.393% 5/20/33 (c)(d)(e)	1,384	266
Series 2003-92 Class SN, 6.2634% 10/16/33 (c)(d)(e)	8,430	1,416
Series 2004-32 Class GS, 6.3334% 5/16/34 (c)(d)(e)	1,006	191
Series 2004-59 Class SC, 7.0334% 8/16/34 (c)(d)	5,875	1,217
Series 2004-73 Class AL, 7.0334% 8/17/34 (c)(d)(e)	2,010	357
Series 2005-13 Class SA, 6.643% 2/20/35 (c)(d)(e)	13,555	2,540
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,164
Series 2005-82 Class NS, 6.143% 7/20/34 (c)(d)	13,906	2,178
Series 2006-13 Class DS, 10.8645% 3/20/36 (c)(e)	13,781	16,202
Series 2007-35 Class SC, 39.246% 6/16/37 (c)(e)	4,211	7,809
Series 2008-15 Class CI, 6.333% 2/20/38 (c)(d)	7,006	961
Series 2008-60 Class SH, 5.9834% 7/16/38 (c)(d)(e)	4,651	767
Series 2008-88 Class BZ, 5.5% 5/20/33	37,072	40,815
Series 2009-13 Class E, 4.5% 3/16/39	10,606	11,256
Series 2009-42 Class AY, 5% 6/16/37	7,096	7,704
Series 2009-76 Class SB, 5.9334% 9/16/39 (c)(d)(e)	29,772	4,624
Series 2010-167 Class KW, 5% 9/20/36	15,955	16,456
Series 2010-H10 Class FA, 0.499% 5/20/60 (c)(f)	12,898	12,719
Series 2010-H12 Class PT, 5.47% 11/20/59 (f)	13,080	14,027
Series 2010-H23 Class PT, 5.4258% 10/20/60 (c)(f)	70,202	77,859
Series 2011-52 Class HI, 7% 4/16/41 (d)	1,434	392
Series 2012-64:
Class IA, 5.5% 5/16/42 (d)	17,277	3,063
Class KB, 3.7843% 5/20/41 (c)	5,715	6,466
Series 2012-76 Class GS, 6.5334% 6/16/42 (c)(d)(e)	5,958	1,065
Series 2013-116:
Class PT, 3.5% 8/16/43	41,464	42,817
Class SA, 5.9834% 8/16/43 (c)(d)(e)	82,927	14,023
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,254)		1,098,815
Commercial Mortgage Securities - 0.0%
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (c)(d)	$ 12,925	$ 102
Series 2001-12 Class X, 0.643% 7/16/40 (c)(d)	7,670	165
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.4726% 9/16/42 (c)(d)	22,147	292
Series 2002-62 Class IO, 0.8055% 8/16/42 (c)(d)	7,671	209
Series 2002-85 Class X, 0.8113% 3/16/42 (c)(d)	6,585	193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,985)		961
Cash Equivalents - 15.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.03%, dated 1/31/14 due 2/3/14 (Collateralized by U.S. Government Obligations) # (Cost $1,079,926)	$ 1,079,929	1,079,926
TOTAL INVESTMENT PORTFOLIO - 133.0% (Cost $9,020,692)		9,149,640
NET OTHER ASSETS (LIABILITIES) - (33.0)%		(2,270,598)
NET ASSETS - 100%		$ 6,879,042
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
3% 2/1/44	$ (90,400)	(89,602)
3% 2/1/44	(85,000)	(84,250)
3.5% 2/1/44	(5,000)	(5,153)
3.5% 2/1/44	(75,000)	(77,197)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
3.5% 2/1/44	$ (5,000)	$ (5,153)
3.5% 2/1/44	(4,000)	(4,122)
4% 2/1/44	(250,000)	(265,254)
4% 2/1/44	(6,000)	(6,366)
4% 2/1/44	(6,000)	(6,368)
4% 2/1/44	(7,000)	(7,429)
4% 2/1/44	(5,000)	(5,307)
4% 2/1/44	(8,000)	(8,488)
4% 2/1/44	(3,000)	(3,183)
4% 2/1/44	(6,000)	(6,368)
TOTAL TBA SALE COMMITMENTS (Proceeds $564,812)		$ (574,240)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2018	$ 103,263	3-month LIBOR	1.31%	$ 102	$ 0	$ 102
CME	Nov. 2018	70,000	3-month LIBOR	1.58%	(365)	0	(365)
CME	Jul. 2023	51,699	3-month LIBOR	2.4%	1,298	0	1,298
CME	Jan. 2024	54,491	3-month LIBOR	2.86%	(352)	0	(352)
Swaps - continued
Interest Rate Swaps - continued
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Feb. 2024	$ 25,000	2.83%	3-month LIBOR	$ 75	$ 0	$ 75
CME	Jun. 2043	1,727	3-month LIBOR	3.25%	110	0	110
TOTAL INTEREST RATE SWAPS					$ 868	$ 0	$ 868

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,523,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $168,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,079,926,000 due 2/03/14 at 0.03%
Credit Agricole CIB New York Branch	$ 409,140
Deutsche Bank Securities, Inc.	79,879
Merrill Lynch, Pierce, Fenner & Smith, Inc.	46,028
Mizuho Securities USA, Inc.	238,025
Societe Generale	306,854
$ 1,079,926
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 1,585	$ (717)
Total Value of Derivatives	$ 1,585	$ (717)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,079,926) - See accompanying schedule: Unaffiliated issuers (cost $9,020,692)		$ 9,149,640
Cash		81
Receivable for investments sold Regular delivery		114,137
Delayed delivery		13,772
Receivable for TBA sale commitments		564,812
Receivable for fund shares sold		4,178
Interest receivable		22,792
Other receivables		1,312
Total assets		9,870,724

Liabilities
Payable for investments purchased Regular delivery	$ 11,652
Delayed delivery	2,391,262
TBA sale commitments, at value	574,240
Payable for fund shares redeemed	8,326
Distributions payable	1,699
Accrued management fee	1,786
Payable for daily variation margin for derivative instruments	612
Other affiliated payables	794
Other payables and accrued expenses	1,311
Total liabilities		2,991,682

Net Assets		$ 6,879,042
Net Assets consist of:
Paid in capital		$ 6,910,033
Distributions in excess of net investment income		(15,653)
Accumulated undistributed net realized gain (loss) on investments		(135,726)
Net unrealized appreciation (depreciation) on investments		120,388
Net Assets, for 602,093 shares outstanding		$ 6,879,042
Net Asset Value, offering price and redemption price per share ($6,879,042 ÷ 602,093 shares)		$ 11.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended January 31, 2014 (Unaudited)

Investment Income
Interest		$ 97,592

Expenses
Management fee	$ 11,475
Transfer agent fees	3,676
Fund wide operations fee	1,374
Independent trustees' compensation	15
Miscellaneous	9
Total expenses before reductions	16,549
Expense reductions	(26)	16,523
Net investment income (loss)		81,069
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,647)
Swaps	1,579
Total net realized gain (loss)		(8,068)
Change in net unrealized appreciation (depreciation) on: Investment securities	130,429
Swaps	(4,087)
Delayed delivery commitments	(8,092)
Total change in net unrealized appreciation (depreciation)		118,250
Net gain (loss)		110,182
Net increase (decrease) in net assets resulting from operations		$ 191,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,069	$ 195,270
Net realized gain (loss)	(8,068)	(42,611)
Change in net unrealized appreciation (depreciation)	118,250	(398,821)
Net increase (decrease) in net assets resulting from operations	191,251	(246,162)
Distributions to shareholders from net investment income	(73,340)	(191,777)
Distributions to shareholders from net realized gain	(49,067)	(152,546)
Total distributions	(122,407)	(344,323)
Share transactions Proceeds from sales of shares	343,794	2,405,879
Reinvestment of distributions	110,677	312,800
Cost of shares redeemed	(1,798,668)	(4,723,232)
Net increase (decrease) in net assets resulting from share transactions	(1,344,197)	(2,004,553)
Total increase (decrease) in net assets	(1,275,353)	(2,595,038)

Net Assets
Beginning of period	8,154,395	10,749,433
End of period (including distributions in excess of net investment income of $15,653 and distributions in excess of net investment income of $23,382, respectively)	$ 6,879,042	$ 8,154,395
Other Information Shares
Sold	30,431	204,291
Issued in reinvestment of distributions	9,864	26,563
Redeemed	(159,608)	(406,461)
Net increase (decrease)	(119,313)	(175,607)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 11.98	$ 11.78	$ 11.91	$ 11.37	$ 10.86
Income from Investment Operations
Net investment income (loss) D	.125	.222	.326	.376	.337	.497
Net realized and unrealized gain (loss)	.190	(.520)	.348	.196	.660	.533
Total from investment operations	.315	(.298)	.674	.572	.997	1.030
Distributions from net investment income	(.113)	(.216)	(.330)	(.378)	(.342)	(.520)
Distributions from net realized gain	(.072)	(.166)	(.144)	(.324)	(.115)	-
Total distributions	(.185)	(.382)	(.474)	(.702)	(.457)	(.520)
Net asset value, end of period	$ 11.43	$ 11.30	$ 11.98	$ 11.78	$ 11.91	$ 11.37
Total Return B, C	2.83%	(2.57)%	5.83%	5.04%	8.97%	9.69%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.19% A	1.90%	2.75%	3.24%	2.92%	4.47%
Supplemental Data
Net assets, end of period (in millions)	$ 6,879	$ 8,154	$ 10,749	$ 8,025	$ 8,252	$ 6,582
Portfolio turnover rate	486% A	363%	263%	367%	540%	464%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 186,711
Gross unrealized depreciation	(58,054)
Net unrealized appreciation (depreciation) on securities and other investments	$ 128,657

Tax cost	$ 9,020,983

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar

Semiannual Report

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps	$ 1,579	$ (4,087)
Totals (a)	$ 1,579	$ (4,087)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Semiannual Report

3. Derivative Instruments - continued

Swaps - continued

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $8.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $18.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity GNMA Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity GNMA Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be increased without the approval of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOG-USAN-0314
1.930528.102

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,014.40	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.00	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.70	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,015.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,026.50	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,025.10	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,022.60	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,027.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,027.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,033.00	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,031.90	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.10	$ 5.11
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,034.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.00	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.49%**
Actual		$ 1,000.00	$ 1,036.70	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,022.53	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,039.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,041.80	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,040.50	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.00	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,043.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,044.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,043.20	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,040.70	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,045.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,045.20	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,042.60	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,048.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,048.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,048.00	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,046.50	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.90	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.30	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,048.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.40	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,050.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,049.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,046.50	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,051.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,050.10	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,047.70	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,052.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,052.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,051.30	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,048.70	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,054.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,053.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.24%**
Actual		$ 1,000.00	$ 1,054.40	$ 1.24
Hypothetical A		$ 1,000.00	$ 1,024.00	$ 1.22
Class T	.50%
Actual		$ 1,000.00	$ 1,052.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,050.40	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,055.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,055.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,055.90	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,054.90	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.01%**
Actual		$ 1,000.00	$ 1,052.20	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,020.11	$ 5.14
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,057.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,057.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.3	1.7
Fidelity Blue Chip Growth Fund	1.3	1.6
Fidelity Equity-Income Fund	1.9	2.4
Fidelity Large Cap Stock Fund	1.4	1.8
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series Broad Market Opportunities Fund	2.2	2.7
Fidelity Series Small Cap Opportunities Fund	0.2	0.2
	9.6	12.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	4.6
Fidelity Strategic Real Return Fund	3.4	4.6
Fidelity Total Bond Fund	10.3	13.8
	17.1	23.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	46.9	40.4
Fidelity Short-Term Bond Fund	26.4	24.6
	73.3	65.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.1%
Short-Term Funds	73.3%

Six months ago
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Expected
Domestic Equity Funds	7.6%
Investment Grade Fixed-Income Funds	10.5%
Short-Term Funds	81.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 9.6%
	Shares	Value
Domestic Equity Funds - 9.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	3,717	$ 76,116
Fidelity Blue Chip Growth Fund (b)	1,148	71,615
Fidelity Equity-Income Fund (b)	1,911	108,370
Fidelity Large Cap Stock Fund (b)	3,072	81,489
Fidelity Series 100 Index Fund (b)	6,120	70,752
Fidelity Series Broad Market Opportunities Fund (b)	8,759	125,515
Fidelity Series Small Cap Opportunities Fund (b)	817	10,790
TOTAL EQUITY FUNDS (Cost $319,504)		544,647
Fixed-Income Funds - 17.1%

Investment Grade Fixed-Income Funds - 17.1%
Fidelity Government Income Fund (b)	18,707	192,679
Fidelity Strategic Real Return Fund (b)	20,704	192,344
Fidelity Total Bond Fund (b)	54,685	577,474
TOTAL FIXED-INCOME FUNDS (Cost $879,456)		962,497
Short-Term Funds - 73.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,643,925	$ 2,643,925
Fidelity Short-Term Bond Fund (b)	173,438	1,491,563
TOTAL SHORT-TERM FUNDS (Cost $4,085,528)		4,135,488
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,284,488)		5,642,632
NET OTHER ASSETS (LIABILITIES) - 0.0%		(534)
NET ASSETS - 100%		$ 5,642,098
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 16,906	$ 47,467	$ 88	$ 76,116
Fidelity Blue Chip Growth Fund	98,838	13,673	45,519	361	71,615
Fidelity Equity-Income Fund	151,494	11,754	57,831	1,800	108,370
Fidelity Government Income Fund	291,416	20,935	120,567	2,040	192,679
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	609,890	524,333	1,143	2,643,925
Fidelity Large Cap Stock Fund	114,261	9,560	50,583	537	81,489
Fidelity Series 100 Index Fund	98,617	8,196	40,081	1,605	70,752
Fidelity Series Broad Market Opportunities Fund	174,262	13,505	75,233	627	125,515
Fidelity Series Small Cap Opportunities Fund	15,242	2,621	6,805	3	10,790
Fidelity Short-Term Bond Fund	1,556,260	237,034	308,961	6,824	1,491,563
Fidelity Strategic Real Return Fund	291,366	23,546	119,882	3,066	192,344
Fidelity Total Bond Fund	876,146	76,684	372,335	11,877	577,474
Total	$ 6,333,027	$ 1,044,304	$ 1,769,597	$ 29,971	$ 5,642,632
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,284,488) - See accompanying schedule	$ 5,642,632

Liabilities
Distribution and service plan fees payable	534

Net Assets	$ 5,642,098
Net Assets consist of:
Paid in capital	$ 5,304,171
Undistributed net investment income	887
Accumulated undistributed net realized gain (loss) on investments	(21,104)
Net unrealized appreciation (depreciation) on investments	358,144
Net Assets	$ 5,642,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,462 ÷ 3,873.43 shares)	$ 52.01

Maximum offering price per share (100/94.25 of $52.01)	$ 55.18
Class T: Net Asset Value and redemption price per share ($128,956 ÷ 2,479.28 shares)	$ 52.01

Maximum offering price per share (100/96.50 of $52.01)	$ 53.90

Class C: Net Asset Value and offering price per share ($513,586 ÷ 9,900.31 shares)A	$ 51.88

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,773,858 ÷ 91,799.86 shares)	$ 52.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,236 ÷ 466.04 shares)	$ 52.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,971

Expenses
Distribution and service plan fees	$ 3,432
Independent trustees' compensation	12
Total expenses before reductions	3,444
Expense reductions	(12)	3,432
Net investment income (loss)		26,539
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	118,961
Capital gain distributions from underlying funds	31,501
Total net realized gain (loss)		150,462
Change in net unrealized appreciation (depreciation) on underlying funds		(84,090)
Net gain (loss)		66,372
Net increase (decrease) in net assets resulting from operations		$ 92,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,539	$ 81,573
Net realized gain (loss)	150,462	349,071
Change in net unrealized appreciation (depreciation)	(84,090)	(168,305)
Net increase (decrease) in net assets resulting from operations	92,911	262,339
Distributions to shareholders from net investment income	(26,505)	(82,163)
Distributions to shareholders from net realized gain	(4,675)	(30,226)
Total distributions	(31,180)	(112,389)
Share transactions - net increase (decrease)	(751,984)	(1,960,985)
Total increase (decrease) in net assets	(690,253)	(1,811,035)

Net Assets
Beginning of period	6,332,351	8,143,386
End of period (including undistributed net investment income of $887 and undistributed net investment income of $853, respectively)	$ 5,642,098	$ 6,332,351

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Income from Investment Operations
Net investment income (loss) E	.187	.500	.736	.821	.831	1.118
Net realized and unrealized gain (loss)	.552	1.219	.842	3.054	3.539	(3.686)
Total from investment operations	.739	1.719	1.578	3.875	4.370	(2.568)
Distributions from net investment income	(.179)	(.487)	(.733)	(.834)	(.830)	(1.132)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.219)	(.689)	(.938)	(1.095)	(.950)	(1.572)
Net asset value, end of period	$ 52.01	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Total Return B, C, D	1.44%	3.43%	3.23%	8.30%	10.08%	(5.07)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.72% A	.98%	1.49%	1.68%	1.80%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201	$ 331	$ 886	$ 1,798	$ 2,308	$ 2,599
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Income from Investment Operations
Net investment income (loss) E	.121	.372	.612	.698	.716	1.025
Net realized and unrealized gain (loss)	.549	1.225	.847	3.043	3.540	(3.690)
Total from investment operations	.670	1.597	1.459	3.741	4.256	(2.665)
Distributions from net investment income	(.120)	(.365)	(.594)	(.710)	(.716)	(1.025)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.160)	(.567)	(.799)	(.971)	(.836)	(1.465)
Net asset value, end of period	$ 52.01	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Total Return B, C, D	1.30%	3.18%	2.98%	8.00%	9.81%	(5.30)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.47% A	.73%	1.24%	1.42%	1.55%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 135	$ 194	$ 529	$ 638	$ 499
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Income from Investment Operations
Net investment income (loss) E	(.008)	.116	.364	.453	.485	.822
Net realized and unrealized gain (loss)	.557	1.225	.837	3.055	3.531	(3.689)
Total from investment operations	.549	1.341	1.201	3.508	4.016	(2.867)
Distributions from net investment income	(.039)	(.179)	(.376)	(.447)	(.476)	(.813)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.079)	(.381)	(.581)	(.708)	(.596)	(1.253)
Net asset value, end of period	$ 51.88	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Total Return B, C, D	1.07%	2.67%	2.45%	7.49%	9.24%	(5.76)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.03)% A	.23%	.74%	.92%	1.05%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514	$ 575	$ 891	$ 759	$ 1,075	$ 1,171
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Income from Investment Operations
Net investment income (loss) D	.251	.627	.859	.944	.948	1.231
Net realized and unrealized gain (loss)	.546	1.229	.838	3.055	3.539	(3.692)
Total from investment operations	.797	1.856	1.697	3.999	4.487	(2.461)
Distributions from net investment income	(.247)	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.287)	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 52.00	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Total Return B, C	1.55%	3.71%	3.48%	8.57%	10.36%	(4.82)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.97% A	1.23%	1.74%	1.93%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,774	$ 5,262	$ 6,124	$ 6,873	$ 6,946	$ 4,733
Portfolio turnover rate E	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Income from Investment Operations
Net investment income (loss) D	.251	.628	.861	.945	.947	1.235
Net realized and unrealized gain (loss)	.546	1.228	.836	3.054	3.530	(3.686)
Total from investment operations	.797	1.856	1.697	3.999	4.477	(2.451)
Distributions from net investment income	(.247)	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.287)	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 52.00	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Total Return B, C	1.55%	3.71%	3.48%	8.57%	10.33%	(4.80)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.97% A	1.23%	1.74%	1.92%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 30	$ 49	$ 44	$ 108	$ 109
Portfolio turnover rate E	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.8	3.0
Fidelity Blue Chip Growth Fund	2.6	2.8
Fidelity Equity-Income Fund	3.9	4.2
Fidelity Large Cap Stock Fund	2.9	3.2
Fidelity Series 100 Index Fund	2.5	2.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	19.6	21.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	8.2
Fidelity Strategic Real Return Fund	7.8	8.2
Fidelity Total Bond Fund	23.6	24.7
	39.3	41.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	23.7	18.4
Fidelity Short-Term Bond Fund	17.4	18.5
	41.1	36.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.3%
Short-Term Funds	41.1%

Six months ago
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Expected
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.6%
	Shares	Value
Domestic Equity Funds - 19.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,989	$ 184,088
Fidelity Blue Chip Growth Fund (b)	2,758	172,102
Fidelity Equity-Income Fund (b)	4,603	261,054
Fidelity Large Cap Stock Fund (b)	7,418	196,796
Fidelity Series 100 Index Fund (b)	14,710	170,053
Fidelity Series Broad Market Opportunities Fund (b)	21,095	302,291
Fidelity Series Small Cap Opportunities Fund (b)	1,985	26,196
TOTAL EQUITY FUNDS (Cost $1,018,162)		1,312,580
Fixed-Income Funds - 39.3%

Investment Grade Fixed-Income Funds - 39.3%
Fidelity Government Income Fund (b)	50,934	524,617
Fidelity Strategic Real Return Fund (b)	56,386	523,825
Fidelity Total Bond Fund (b)	149,165	1,575,179
TOTAL FIXED-INCOME FUNDS (Cost $2,648,573)		2,623,621
Short-Term Funds - 41.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,586,397	$ 1,586,397
Fidelity Short-Term Bond Fund (b)	134,902	1,160,156
TOTAL SHORT-TERM FUNDS (Cost $2,734,770)		2,746,553
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,401,505)		6,682,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(772)
NET ASSETS - 100%		$ 6,681,982
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	78,570	61,759	180	184,088
Fidelity Blue Chip Growth Fund	157,814	65,498	59,925	645	172,102
Fidelity Equity-Income Fund	242,856	83,132	69,263	3,303	261,054
Fidelity Government Income Fund	472,175	163,702	113,812	4,000	524,617
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	754,777	225,718	495	1,586,397
Fidelity Large Cap Stock Fund	182,263	66,519	66,405	1,073	196,796
Fidelity Series 100 Index Fund	157,461	56,450	50,156	3,131	170,053
Fidelity Series Broad Market Opportunities Fund	278,946	96,697	95,687	1,275	302,291
Fidelity Series Small Cap Opportunities Fund	24,159	10,693	8,264	6	26,196
Fidelity Short-Term Bond Fund	1,058,027	433,478	336,377	4,964	1,160,156
Fidelity Strategic Real Return Fund	472,164	166,917	110,866	5,839	523,825
Fidelity Total Bond Fund	1,417,756	503,307	344,094	22,745	1,575,179
Total	$ 5,738,514	$ 2,485,369	$ 1,599,513	$ 47,910	$ 6,682,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,401,505) - See accompanying schedule		$ 6,682,754
Receivable for fund shares sold		25,000
Total assets		6,707,754

Liabilities
Payable for investments purchased	$ 25,003
Distribution and service plan fees payable	769
Total liabilities		25,772

Net Assets		$ 6,681,982
Net Assets consist of:
Paid in capital		$ 6,820,485
Undistributed net investment income		1,495
Accumulated undistributed net realized gain (loss) on investments		(421,247)
Net unrealized appreciation (depreciation) on investments		281,249
Net Assets		$ 6,681,982

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($812,386 ÷ 15,208.2 shares)		$ 53.42

Maximum offering price per share (100/94.25 of $53.42)		$ 56.68
Class T: Net Asset Value and redemption price per share ($472,885 ÷ 8,850.7 shares)		$ 53.43

Maximum offering price per share (100/96.50 of $53.43)		$ 55.37

Class C: Net Asset Value and offering price per share ($486,681 ÷ 9,124.5 shares)A		$ 53.34

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,439,352 ÷ 83,089.9 shares)		$ 53.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,678 ÷ 8,808.6 shares)		$ 53.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 47,910

Expenses
Distribution and service plan fees	$ 4,243
Independent trustees' compensation	12
Total expenses before reductions	4,255
Expense reductions	(12)	4,243
Net investment income (loss)		43,667
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,787
Capital gain distributions from underlying funds	59,105
Total net realized gain (loss)		72,892
Change in net unrealized appreciation (depreciation) on underlying funds		44,594
Net gain (loss)		117,486
Net increase (decrease) in net assets resulting from operations		$ 161,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,667	$ 86,163
Net realized gain (loss)	72,892	140,568
Change in net unrealized appreciation (depreciation)	44,594	92,673
Net increase (decrease) in net assets resulting from operations	161,153	319,404
Distributions to shareholders from net investment income	(43,238)	(86,074)
Distributions to shareholders from net realized gain	(9,594)	(32,209)
Total distributions	(52,832)	(118,283)
Share transactions - net increase (decrease)	835,721	(166,169)
Total increase (decrease) in net assets	944,042	34,952

Net Assets
Beginning of period	5,737,940	5,702,988
End of period (including undistributed net investment income of $1,495 and undistributed net investment income of $1,066, respectively)	$ 6,681,982	$ 5,737,940

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Income from Investment Operations
Net investment income (loss) E	.351	.719	.774	.836	.836	1.092
Net realized and unrealized gain (loss)	1.036	2.135	.909	3.655	3.763	(4.138)
Total from investment operations	1.387	2.854	1.683	4.491	4.599	(3.046)
Distributions from net investment income	(.338)	(.705)	(.765)	(.834)	(.839)	(1.124)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.417)	(.994)	(.963)	(1.071)	(.959)	(1.604)
Net asset value, end of period	$ 53.42	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Total Return B, C, D	2.65%	5.70%	3.45%	9.73%	10.80%	(6.06)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33% A	1.39%	1.57%	1.71%	1.83%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 774	$ 762	$ 784	$ 1,147	$ 833
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Income from Investment Operations
Net investment income (loss) E	.284	.589	.651	.716	.722	.989
Net realized and unrealized gain (loss)	1.033	2.133	.909	3.664	3.759	(4.128)
Total from investment operations	1.317	2.722	1.560	4.380	4.481	(3.139)
Distributions from net investment income	(.288)	(.573)	(.642)	(.723)	(.711)	(1.011)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.367)	(.862)	(.840)	(.960)	(.831)	(1.491)
Net asset value, end of period	$ 53.43	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Total Return B, C, D	2.51%	5.43%	3.19%	9.48%	10.51%	(6.28)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08% A	1.14%	1.32%	1.46%	1.58%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473	$ 101	$ 128	$ 148	$ 52	$ 91
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Income from Investment Operations
Net investment income (loss) E	.152	.330	.403	.469	.495	.786
Net realized and unrealized gain (loss)	1.030	2.129	.912	3.659	3.760	(4.122)
Total from investment operations	1.182	2.459	1.315	4.128	4.255	(3.336)
Distributions from net investment income	(.143)	(.350)	(.407)	(.471)	(.505)	(.794)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.222)	(.639)	(.605)	(.708)	(.625)	(1.274)
Net asset value, end of period	$ 53.34	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Total Return B, C, D	2.26%	4.90%	2.68%	8.93%	9.98%	(6.75)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58% A	.64%	.82%	.96%	1.08%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 487	$ 498	$ 439	$ 226	$ 201	$ 131
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Income from Investment Operations
Net investment income (loss) D	.417	.848	.898	.960	.950	1.202
Net realized and unrealized gain (loss)	1.036	2.135	.908	3.657	3.761	(4.138)
Total from investment operations	1.453	2.983	1.806	4.617	4.711	(2.936)
Distributions from net investment income	(.404)	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.483)	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 53.43	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Total Return B, C	2.78%	5.96%	3.71%	10.01%	11.07%	(5.81)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58% A	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,439	$ 3,875	$ 3,904	$ 3,806	$ 3,681	$ 3,435
Portfolio turnover rate E	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Income from Investment Operations
Net investment income (loss) D	.417	.849	.891	.959	.950	1.175
Net realized and unrealized gain (loss)	1.036	2.124	.915	3.668	3.761	(4.121)
Total from investment operations	1.453	2.973	1.806	4.627	4.711	(2.946)
Distributions from net investment income	(.404)	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.483)	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 53.43	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Total Return B, C	2.78%	5.94%	3.71%	10.03%	11.07%	(5.83)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58% A	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 471	$ 491	$ 470	$ 320	$ 350	$ 326
Portfolio turnover rate E	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.6	3.9
Fidelity Blue Chip Growth Fund	3.4	3.6
Fidelity Equity-Income Fund	5.1	5.6
Fidelity Large Cap Stock Fund	3.8	4.2
Fidelity Series 100 Index Fund	3.3	3.6
Fidelity Series Broad Market Opportunities Fund	6.0	6.4
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	25.7	27.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.4
Fidelity Strategic Income Fund	0.0	0.4
	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	8.0
Fidelity Strategic Real Return Fund	8.3	8.0
Fidelity Total Bond Fund	24.8	24.0
	41.4	40.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.1	14.3
Fidelity Short-Term Bond Fund	15.3	14.4
	30.4	28.7
Net Other Assets (Liabilities)	0.1	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	25.7%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.4%
Short-Term Funds	30.4%
Net Other Assets (Liabilities)	0.1%

Six months ago
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	40.0%
Short-Term Funds	28.7%

Expected
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.1%
	Shares	Value
Domestic Equity Funds - 25.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	12,880	$ 263,778
Fidelity Blue Chip Growth Fund (b)	3,993	249,176
Fidelity Equity-Income Fund (b)	6,700	379,935
Fidelity Large Cap Stock Fund (b)	10,649	282,531
Fidelity Series 100 Index Fund (b)	21,233	245,453
Fidelity Series Broad Market Opportunities Fund (b)	30,656	439,307
Fidelity Series Small Cap Opportunities Fund (b)	2,870	37,887
TOTAL DOMESTIC EQUITY FUNDS		1,898,067
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,505	173,065
TOTAL EQUITY FUNDS (Cost $1,508,670)		2,071,132
Fixed-Income Funds - 41.4%

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Government Income Fund (b)	59,504	612,893
Fidelity Strategic Real Return Fund (b)	65,791	611,198
Fidelity Total Bond Fund (b)	173,656	1,833,808
TOTAL FIXED-INCOME FUNDS (Cost $3,048,299)		3,057,899
Short-Term Funds - 30.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,117,681	$ 1,117,681
Fidelity Short-Term Bond Fund (b)	130,941	1,126,089
TOTAL SHORT-TERM FUNDS (Cost $2,227,413)		2,243,770
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,784,382)		7,372,801
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,509
NET ASSETS - 100%		$ 7,377,310
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 50,132	$ 46,240	$ 2,050	$ 173,065
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	97,283	63,870	247	263,778
Fidelity Blue Chip Growth Fund	218,782	82,677	63,283	910	249,176
Fidelity Capital & Income Fund	24,270	2,917	27,788	447	-
Fidelity Equity-Income Fund	336,182	104,205	64,750	4,590	379,935
Fidelity Government Income Fund	482,766	185,653	58,733	4,201	612,893
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	356,058	106,984	404	1,117,681
Fidelity Large Cap Stock Fund	252,502	80,216	68,820	1,491	282,531
Fidelity Series 100 Index Fund	218,293	69,142	49,533	4,349	245,453
Fidelity Series Broad Market Opportunities Fund	386,860	120,369	97,327	1,752	439,307
Fidelity Series Small Cap Opportunities Fund	33,925	13,586	8,800	8	37,887
Fidelity Short-Term Bond Fund	869,077	360,004	107,378	4,118	1,126,089
Fidelity Strategic Income Fund	24,236	2,897	27,046	360	-
Fidelity Strategic Real Return Fund	482,760	191,029	58,732	6,084	611,198
Fidelity Total Bond Fund	1,449,522	561,100	176,197	23,838	1,833,808
Total	$ 6,044,787	$ 2,277,268	$ 1,025,481	$ 54,849	$ 7,372,801
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,784,382) - See accompanying schedule		$ 7,372,801
Receivable for fund shares sold		33,000
Total assets		7,405,801

Liabilities
Payable for investments purchased	$ 27,942
Distribution and service plan fees payable	549
Total liabilities		28,491

Net Assets		$ 7,377,310
Net Assets consist of:
Paid in capital		$ 6,779,835
Undistributed net investment income		1,786
Accumulated undistributed net realized gain (loss) on investments		7,270
Net unrealized appreciation (depreciation) on investments		588,419
Net Assets		$ 7,377,310
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($768,484 ÷ 14,087.80 shares)		$ 54.55

Maximum offering price per share (100/94.25 of $54.55)		$ 57.88
Class T: Net Asset Value and redemption price per share ($93,742 ÷ 1,718.24 shares)		$ 54.56

Maximum offering price per share (100/96.50 of $54.56)		$ 56.54

Class C: Net Asset Value and offering price per share ($465,728 ÷ 8,551.31 shares)A		$ 54.46

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($5,960,444 ÷ 109,263.84 shares)		$ 54.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,912 ÷ 1,629.88 shares)		$ 54.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,849

Expenses
Distribution and service plan fees	$ 3,002
Independent trustees' compensation	12
Total expenses before reductions	3,014
Expense reductions	(12)	3,002
Net investment income (loss)		51,847
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,508
Capital gain distributions from underlying funds	76,737
Total net realized gain (loss)		93,245
Change in net unrealized appreciation (depreciation) on underlying funds		59,714
Net gain (loss)		152,959
Net increase (decrease) in net assets resulting from operations		$ 204,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,847	$ 89,832
Net realized gain (loss)	93,245	209,360
Change in net unrealized appreciation (depreciation)	59,714	125,629
Net increase (decrease) in net assets resulting from operations	204,806	424,821
Distributions to shareholders from net investment income	(51,196)	(89,581)
Distributions to shareholders from net realized gain	(50,627)	(25,206)
Total distributions	(101,823)	(114,787)
Share transactions - net increase (decrease)	1,229,933	872,079
Total increase (decrease) in net assets	1,332,916	1,182,113

Net Assets
Beginning of period	6,044,394	4,862,281
End of period (including undistributed net investment income of $1,786 and undistributed net investment income of $1,135, respectively)	$ 7,377,310	$ 6,044,394

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Income from Investment Operations
Net investment income (loss) E	.389	.770	.793	.817	.812	1.027
Net realized and unrealized gain (loss)	1.375	3.157	.884	4.128	3.930	(4.465)
Total from investment operations	1.764	3.927	1.677	4.945	4.742	(3.438)
Distributions from net investment income	(.384)	(.774)	(.794)	(.826)	(.817)	(1.032)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.804)	(1.027)	(.977)	(1.045)	(.932)	(1.392)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return B, C, D	3.30%	7.84%	3.44%	10.79%	11.27%	(7.00)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44% A	1.47%	1.61%	1.67%	1.79%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 768	$ 411	$ 408	$ 436	$ 607	$ 502
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Income from Investment Operations
Net investment income (loss) E	.323	.639	.670	.696	.696	.926
Net realized and unrealized gain (loss)	1.379	3.145	.885	4.135	3.928	(4.460)
Total from investment operations	1.702	3.784	1.555	4.831	4.624	(3.534)
Distributions from net investment income	(.312)	(.631)	(.672)	(.712)	(.699)	(.926)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.732)	(.884)	(.855)	(.931)	(.814)	(1.286)
Net asset value, end of period	$ 54.56	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return B, C, D	3.19%	7.54%	3.18%	10.54%	10.98%	(7.23)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19% A	1.22%	1.36%	1.42%	1.54%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 101	$ 189	$ 196	$ 134	$ 171
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Income from Investment Operations
Net investment income (loss) E	.187	.377	.422	.449	.473	.736
Net realized and unrealized gain (loss)	1.365	3.151	.876	4.132	3.923	(4.471)
Total from investment operations	1.552	3.528	1.298	4.581	4.396	(3.735)
Distributions from net investment income	(.182)	(.415)	(.435)	(.452)	(.481)	(.725)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.602)	(.668)	(.618)	(.671)	(.596)	(1.085)
Net asset value, end of period	$ 54.46	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Total Return B, C, D	2.91%	7.02%	2.65%	9.98%	10.43%	(7.70)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.69% A	.72%	.86%	.92%	1.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 322	$ 306	$ 228	$ 295	$ 221
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) D	.458	.901	.917	.942	.925	1.125
Net realized and unrealized gain (loss)	1.370	3.160	.874	4.138	3.919	(4.464)
Total from investment operations	1.828	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.448)	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.868)	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return B, C	3.42%	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69% A	1.72%	1.86%	1.92%	2.04%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,960	$ 5,196	$ 3,945	$ 3,079	$ 2,225	$ 1,624
Portfolio turnover rate E	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) D	.454	.901	.917	.939	.928	1.138
Net realized and unrealized gain (loss)	1.374	3.160	.874	4.141	3.916	(4.477)
Total from investment operations	1.828	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.448)	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.868)	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return B, C	3.42%	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69% A	1.72%	1.86%	1.92%	2.04%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 14	$ 13	$ 32	$ 49	$ 95
Portfolio turnover rate E	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.7
Fidelity Blue Chip Growth Fund	4.2	4.4
Fidelity Equity-Income Fund	6.4	6.7
Fidelity Large Cap Stock Fund	4.7	5.0
Fidelity Series 100 Index Fund	4.1	4.4
Fidelity Series Broad Market Opportunities Fund	7.3	7.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	31.7	33.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.3
Fidelity Strategic Real Return Fund	7.6	7.4
Fidelity Total Bond Fund	22.7	22.0
	37.9	36.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.7
Fidelity Short-Term Bond Fund	12.4	11.8
	24.7	23.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	31.7%
International EquityFunds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	33.6%
International EquityFunds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

Expected
Domestic Equity Funds	30.9%
International EquityFunds	3.1%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.0%
Short-Term Funds	25.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.0%
	Shares	Value
Domestic Equity Funds - 31.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	16,409	$ 336,060
Fidelity Blue Chip Growth Fund (b)	5,076	316,732
Fidelity Equity-Income Fund (b)	8,522	483,268
Fidelity Large Cap Stock Fund (b)	13,531	358,988
Fidelity Series 100 Index Fund (b)	26,987	311,971
Fidelity Series Broad Market Opportunities Fund (b)	38,973	558,485
Fidelity Series Small Cap Opportunities Fund (b)	3,639	48,034
TOTAL DOMESTIC EQUITY FUNDS		2,413,538
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	6,474	248,715
TOTAL EQUITY FUNDS (Cost $2,286,119)		2,662,253
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund (b)	9,309	91,504
Fidelity Strategic Income Fund (b)	8,475	92,126
TOTAL HIGH YIELD FIXED-INCOME FUNDS		183,630

	Shares	Value
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund (b)	55,997	$ 576,774
Fidelity Strategic Real Return Fund (b)	61,915	575,194
Fidelity Total Bond Fund (b)	163,565	1,727,251
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,879,219
TOTAL FIXED-INCOME FUNDS (Cost $3,108,811)		3,062,849
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	936,934	936,934
Fidelity Short-Term Bond Fund (b)	109,275	939,767
TOTAL SHORT-TERM FUNDS (Cost $1,872,163)		1,876,701
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,267,093)		7,601,803
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128)
NET ASSETS - 100%		$ 7,601,675
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 95,696	$ 32,996	$ 2,908	$ 248,715
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	155,087	40,931	314	336,060
Fidelity Blue Chip Growth Fund	215,074	130,220	42,399	978	316,732
Fidelity Capital & Income Fund	63,597	34,365	8,246	1,825	91,504
Fidelity Equity-Income Fund	330,881	181,393	34,008	5,473	483,268
Fidelity Government Income Fund	360,647	240,121	26,953	3,669	576,774
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	401,890	43,996	308	936,934
Fidelity Large Cap Stock Fund	248,520	135,585	45,860	1,881	358,988
Fidelity Series 100 Index Fund	214,593	116,930	27,838	5,460	311,971
Fidelity Series Broad Market Opportunities Fund	380,009	204,477	58,440	2,219	558,485
Fidelity Series Small Cap Opportunities Fund	33,052	20,945	5,389	10	48,034
Fidelity Short-Term Bond Fund	579,345	400,954	43,996	3,185	939,767
Fidelity Strategic Income Fund	63,542	35,907	6,339	1,500	92,126
Fidelity Strategic Real Return Fund	360,654	244,978	26,952	5,395	575,194
Fidelity Total Bond Fund	1,083,758	723,080	80,832	20,507	1,727,251
Total	$ 4,922,873	$ 3,121,628	$ 525,175	$ 55,632	$ 7,601,803
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $7,267,093) - See accompanying schedule		$ 7,601,803
Receivable for fund shares sold		44,195
Total assets		7,645,998

Liabilities
Payable for investments purchased	$ 41,194
Payable for fund shares redeemed	3,002
Distribution and service plan fees payable	127
Total liabilities		44,323

Net Assets		$ 7,601,675
Net Assets consist of:
Paid in capital		$ 7,722,662
Undistributed net investment income		1,961
Accumulated undistributed net realized gain (loss) on investments		(457,658)
Net unrealized appreciation (depreciation) on investments		334,710
Net Assets		$ 7,601,675
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($312,254 ÷ 5,605.919 shares)		$ 55.70

Maximum offering price per share (100/94.25 of $55.70)		$ 59.10
Class T: Net Asset Value and redemption price per share ($766 ÷ 13.737 shares)		$ 55.76

Maximum offering price per share (100/96.50 of $55.76)		$ 57.78

Class C: Net Asset Value and offering price per share ($55,227 ÷ 992.180 shares) A		$ 55.66

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($7,204,474 ÷ 129,349.196 shares)		$ 55.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,954 ÷ 519.978 shares)		$ 55.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 55,632

Expenses
Distribution and service plan fees	$ 790
Independent trustees' compensation	11
Total expenses before reductions	801
Expense reductions	(11)	790
Net investment income (loss)		54,842
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,437)
Capital gain distributions from underlying funds	86,432
Total net realized gain (loss)		83,995
Change in net unrealized appreciation (depreciation) on underlying funds		84,911
Net gain (loss)		168,906
Net increase (decrease) in net assets resulting from operations		$ 223,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,842	$ 83,094
Net realized gain (loss)	83,995	106,528
Change in net unrealized appreciation (depreciation)	84,911	240,421
Net increase (decrease) in net assets resulting from operations	223,748	430,043
Distributions to shareholders from net investment income	(53,845)	(82,827)
Distributions to shareholders from net realized gain	(15,269)	(22,022)
Total distributions	(69,114)	(104,849)
Share transactions - net increase (decrease)	2,524,285	282,835
Total increase (decrease) in net assets	2,678,919	608,029

Net Assets
Beginning of period	4,922,756	4,314,727
End of period (including undistributed net investment income of $1,961 and undistributed net investment income of $964, respectively)	$ 7,601,675	$ 4,922,756

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Income from Investment Operations
Net investment income (loss) E	.434	.825	.783	.817	.815	1.035
Net realized and unrealized gain (loss)	1.623	3.933	.842	4.431	3.980	(4.739)
Total from investment operations	2.057	4.758	1.625	5.248	4.795	(3.704)
Distributions from net investment income	(.394)	(.804)	(.784)	(.824)	(.793)	(1.056)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.517)	(1.058)	(.955)	(1.038)	(1.085)	(1.476)
Net asset value, end of period	$ 55.70	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Total Return B, C, D	3.80%	9.54%	3.35%	11.58%	11.53%	(7.53)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.57% A	1.57%	1.59%	1.67%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 391	$ 386	$ 72	$ 42	$ 122
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.348	.686	.653	.691	.702	.933
Net realized and unrealized gain (loss)	1.639	3.958	.871	4.434	3.985	(4.736)
Total from investment operations	1.987	4.644	1.524	5.125	4.687	(3.803)
Distributions from net investment income	(.344)	(.680)	(.643)	(.661)	(.685)	(.957)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.467)	(.934)	(.814)	(.875)	(.977)	(1.377)
Net asset value, end of period	$ 55.76	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Total Return B, C, D	3.67%	9.29%	3.13%	11.30%	11.27%	(7.77)%
Ratios to Average Net Assets F, G
Expenses before reductions	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Expenses net of all reductions	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Net investment income (loss)	1.33% A	1.30%	1.34%	1.43%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 5	$ 23	$ 77	$ 112
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.226	.434	.411	.447	.477	.737
Net realized and unrealized gain (loss)	1.629	3.919	.845	4.434	3.989	(4.745)
Total from investment operations	1.855	4.353	1.256	4.881	4.466	(4.008)
Distributions from net investment income	(.202)	(.459)	(.405)	(.437)	(.454)	(.752)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.325)	(.713)	(.576)	(.651)	(.746)	(1.172)
Net asset value, end of period	$ 55.66	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Total Return B, C, D	3.43%	8.70%	2.58%	10.74%	10.72%	(8.25)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.82% A	.83%	.84%	.92%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 54	$ 28	$ 32	$ 44	$ 69
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Income from Investment Operations
Net investment income (loss) D	.502	.956	.901	.937	.925	1.144
Net realized and unrealized gain (loss)	1.634	3.922	.849	4.438	3.978	(4.752)
Total from investment operations	2.136	4.878	1.750	5.375	4.903	(3.608)
Distributions from net investment income	(.463)	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.586)	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 55.70	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Total Return B, C	3.95%	9.80%	3.62%	11.87%	11.80%	(7.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82% A	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,204	$ 4,474	$ 3,892	$ 3,266	$ 2,395	$ 2,353
Portfolio turnover rate E	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Income from Investment Operations
Net investment income (loss) D	.482	.957	.900	.937	.918	1.131
Net realized and unrealized gain (loss)	1.644	3.921	.850	4.428	3.995	(4.749)
Total from investment operations	2.126	4.878	1.750	5.365	4.913	(3.618)
Distributions from net investment income	(.463)	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.586)	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 55.68	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Total Return B, C	3.93%	9.80%	3.62%	11.85%	11.83%	(7.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82% A	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 4	$ 3	$ 4	$ 5	$ 166
Portfolio turnover rate E	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.3
Fidelity Blue Chip Growth Fund	4.8	4.9
Fidelity Equity-Income Fund	7.3	7.6
Fidelity Large Cap Stock Fund	5.4	5.7
Fidelity Series 100 Index Fund	4.7	4.9
Fidelity Series Broad Market Opportunities Fund	8.4	8.7
Fidelity Series Small Cap Opportunities Fund	0.7	0.8
	36.3	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	6.9
Fidelity Strategic Real Return Fund	7.1	6.8
Fidelity Total Bond Fund	21.3	20.6
	35.5	34.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.4	9.9
Fidelity Short-Term Bond Fund	10.4	10.0
	20.8	19.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	36.3%
International EquityFunds	4.2%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	37.9%
International EquityFunds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Expected
Domestic Equity Funds	35.8%
International EquityFunds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	21.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.5%
	Shares	Value
Domestic Equity Funds - 36.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	14,457	$ 296,085
Fidelity Blue Chip Growth Fund (b)	4,477	279,395
Fidelity Equity-Income Fund (b)	7,503	425,520
Fidelity Large Cap Stock Fund (b)	11,932	316,544
Fidelity Series 100 Index Fund (b)	23,805	275,190
Fidelity Series Broad Market Opportunities Fund (b)	34,330	491,943
Fidelity Series Small Cap Opportunities Fund (b)	3,200	42,243
TOTAL DOMESTIC EQUITY FUNDS		2,126,920
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	6,361	244,394
TOTAL EQUITY FUNDS (Cost $2,102,877)		2,371,314
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund (b)	9,645	94,813
Fidelity Strategic Income Fund (b)	8,782	95,455
TOTAL HIGH YIELD FIXED-INCOME FUNDS		190,268

	Shares	Value
Investment Grade Fixed-Income Funds - 35.5%
Fidelity Government Income Fund (b)	40,456	$ 416,693
Fidelity Strategic Real Return Fund (b)	44,735	415,584
Fidelity Total Bond Fund (b)	118,114	1,247,282
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,079,559
TOTAL FIXED-INCOME FUNDS (Cost $2,286,338)		2,269,827
Short-Term Funds - 20.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	607,457	607,457
Fidelity Short-Term Bond Fund (b)	70,846	609,273
TOTAL SHORT-TERM FUNDS (Cost $1,213,761)		1,216,730
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,602,976)		5,857,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(279)
NET ASSETS - 100%		$ 5,857,592
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 140,119	$ 30,993	$ 2,464	$ 244,394
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	188,346	35,418	242	296,085
Fidelity Blue Chip Growth Fund	140,772	163,819	35,151	738	279,395
Fidelity Capital & Income Fund	48,152	52,428	7,351	1,612	94,813
Fidelity Equity-Income Fund	216,692	234,446	28,222	4,198	425,520
Fidelity Government Income Fund	196,513	234,845	17,212	2,327	416,693
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	348,326	25,206	173	607,457
Fidelity Large Cap Stock Fund	162,826	178,033	38,658	1,428	316,544
Fidelity Series 100 Index Fund	140,457	153,792	24,171	4,083	275,190
Fidelity Series Broad Market Opportunities Fund	249,252	270,563	51,522	1,713	491,943
Fidelity Series Small Cap Opportunities Fund	21,797	25,909	5,001	10	42,243
Fidelity Short-Term Bond Fund	284,490	347,925	25,206	1,813	609,273
Fidelity Strategic Income Fund	48,111	52,866	4,712	1,326	95,455
Fidelity Strategic Real Return Fund	196,512	237,918	17,211	3,425	415,584
Fidelity Total Bond Fund	589,994	705,931	51,688	12,903	1,247,282
Total	$ 2,862,258	$ 3,335,266	$ 397,722	$ 38,455	$ 5,857,871
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,602,976) - See accompanying schedule	$ 5,857,871

Liabilities
Distribution and service plan fees payable	279

Net Assets	$ 5,857,592
Net Assets consist of:
Paid in capital	$ 5,583,132
Undistributed net investment income	1,420
Accumulated undistributed net realized gain (loss) on investments	18,145
Net unrealized appreciation (depreciation) on investments	254,895
Net Assets	$ 5,857,592
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($490,401 ÷ 8,706.918 shares)	$ 56.32

Maximum offering price per share (100/94.25 of $56.32)	$ 59.76
Class T: Net Asset Value and redemption price per share ($190,513 ÷ 3,382.093 shares)	$ 56.33

Maximum offering price per share (100/96.50 of $56.33)	$ 58.37

Class C: Net Asset Value and offering price per share ($114,266 ÷ 2,033.487 shares) A	$ 56.19

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($5,033,980 ÷ 89,368.826 shares)	$ 56.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,432 ÷ 504.786 shares)	$ 56.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,455

Expenses
Distribution and service plan fees	$ 1,615
Independent trustees' compensation	7
Total expenses before reductions	1,622
Expense reductions	(7)	1,615
Net investment income (loss)		36,840
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,191)
Capital gain distributions from underlying funds	64,154
Total net realized gain (loss)		62,963
Change in net unrealized appreciation (depreciation) on underlying funds		59,262
Net gain (loss)		122,225
Net increase (decrease) in net assets resulting from operations		$ 159,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,840	$ 42,257
Net realized gain (loss)	62,963	74,340
Change in net unrealized appreciation (depreciation)	59,262	131,901
Net increase (decrease) in net assets resulting from operations	159,065	248,498
Distributions to shareholders from net investment income	(35,925)	(42,100)
Distributions to shareholders from net realized gain	(28,499)	(9,399)
Total distributions	(64,424)	(51,499)
Share transactions - net increase (decrease)	2,900,952	561,492
Total increase (decrease) in net assets	2,995,593	758,491

Net Assets
Beginning of period	2,861,999	2,103,508
End of period (including undistributed net investment income of $1,420 and undistributed net investment income of $505, respectively)	$ 5,857,592	$ 2,861,999

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) E	.452	.840	.821	.809	.811	1.014
Net realized and unrealized gain (loss)	1.836	4.571	.771	4.667	4.020	(5.004)
Total from investment operations	2.288	5.411	1.592	5.476	4.831	(3.990)
Distributions from net investment income	(.399)	(.900)	(.794)	(.819)	(.791)	(1.020)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.738)	(1.121)	(.962)	(1.036)	(.901)	(1.500)
Net asset value, end of period	$ 56.32	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Total Return B, C, D	4.18%	10.86%	3.29%	12.13%	11.70%	(8.10)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62% A	1.59%	1.68%	1.66%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 490	$ 424	$ 213	$ 187	$ 260	$ 287
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) E	.383	.706	.699	.685	.701	.919
Net realized and unrealized gain (loss)	1.836	4.576	.769	4.672	4.025	(5.010)
Total from investment operations	2.219	5.282	1.468	5.357	4.726	(4.091)
Distributions from net investment income	(.330)	(.771)	(.680)	(.690)	(.676)	(.919)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.669)	(.992)	(.848)	(.907)	(.786)	(1.399)
Net asset value, end of period	$ 56.33	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Total Return B, C, D	4.05%	10.59%	3.03%	11.85%	11.43%	(8.34)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37% A	1.34%	1.43%	1.41%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 190	$ 175	$ 40	$ 54	$ 69
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Income from Investment Operations
Net investment income (loss) E	.242	.444	.454	.443	.476	.726
Net realized and unrealized gain (loss)	1.835	4.564	.761	4.668	4.020	(5.005)
Total from investment operations	2.077	5.008	1.215	5.111	4.496	(4.279)
Distributions from net investment income	(.208)	(.557)	(.437)	(.454)	(.456)	(.721)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.547)	(.778)	(.605)	(.671)	(.566)	(1.201)
Net asset value, end of period	$ 56.19	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Total Return B, C, D	3.80%	10.03%	2.50%	11.30%	10.87%	(8.80)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87% A	.84%	.93%	.91%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114	$ 113	$ 170	$ 172	$ 159	$ 147
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Income from Investment Operations
Net investment income (loss) D	.521	.969	.942	.933	.924	1.118
Net realized and unrealized gain (loss)	1.846	4.563	.775	4.668	4.020	(5.011)
Total from investment operations	2.367	5.532	1.717	5.601	4.944	(3.893)
Distributions from net investment income	(.468)	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.807)	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 56.33	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Total Return B, C	4.33%	11.12%	3.55%	12.41%	11.98%	(7.87)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,034	$ 2,108	$ 1,521	$ 1,463	$ 1,026	$ 749
Portfolio turnover rate E	19% A	49%	65%	26%	34%	64%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Income from Investment Operations
Net investment income (loss) D	.522	.969	.944	.930	.922	1.119
Net realized and unrealized gain (loss)	1.835	4.573	.763	4.671	4.032	(5.022)
Total from investment operations	2.357	5.542	1.707	5.601	4.954	(3.903)
Distributions from net investment income	(.468)	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.807)	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 56.32	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Total Return B, C	4.31%	11.14%	3.53%	12.41%	12.00%	(7.89)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 27	$ 25	$ 28	$ 37	$ 57
Portfolio turnover rate E	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.7
Fidelity Blue Chip Growth Fund	5.2	5.3
Fidelity Equity-Income Fund	7.9	8.1
Fidelity Large Cap Stock Fund	5.8	6.1
Fidelity Series 100 Index Fund	5.1	5.3
Fidelity Series Broad Market Opportunities Fund	9.1	9.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	39.4	40.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	1.9
	3.9	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.5
Fidelity Strategic Real Return Fund	6.7	6.5
Fidelity Total Bond Fund	20.1	19.5
	33.5	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.1	8.7
Fidelity Short-Term Bond Fund	9.1	8.8
	18.2	17.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.2%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Expected
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.4%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,116	$ 207,167
Fidelity Blue Chip Growth Fund (b)	3,134	195,548
Fidelity Equity-Income Fund (b)	5,265	298,560
Fidelity Large Cap Stock Fund (b)	8,365	221,929
Fidelity Series 100 Index Fund (b)	16,670	192,704
Fidelity Series Broad Market Opportunities Fund (b)	24,065	344,846
Fidelity Series Small Cap Opportunities Fund (b)	2,236	29,515
TOTAL DOMESTIC EQUITY FUNDS		1,490,269
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,944	189,963
TOTAL EQUITY FUNDS (Cost $1,471,813)		1,680,232
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	7,402	72,761
Fidelity Strategic Income Fund (b)	6,741	73,269
TOTAL HIGH YIELD FIXED-INCOME FUNDS		146,030

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund (b)	24,675	$ 254,155
Fidelity Strategic Real Return Fund (b)	27,280	253,430
Fidelity Total Bond Fund (b)	72,005	760,372
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,267,957
TOTAL FIXED-INCOME FUNDS (Cost $1,431,762)		1,413,987
Short-Term Funds - 18.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	343,606	343,606
Fidelity Short-Term Bond Fund (b)	40,075	344,643
TOTAL SHORT-TERM FUNDS (Cost $686,565)		688,249
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,590,140)		3,782,468
NET OTHER ASSETS (LIABILITIES) - 0.0%		(133)
NET ASSETS - 100%		$ 3,782,335
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 94,044	$ 25,722	$ 2,032	$ 189,963
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	116,630	26,659	176	207,167
Fidelity Blue Chip Growth Fund	113,623	100,893	26,748	563	195,548
Fidelity Capital & Income Fund	42,166	35,757	6,499	1,341	72,761
Fidelity Equity-Income Fund	174,916	148,094	27,241	3,130	298,560
Fidelity Government Income Fund	139,572	132,831	19,904	1,545	254,155
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	182,984	26,660	108	343,606
Fidelity Large Cap Stock Fund	131,270	107,833	28,878	1,064	221,929
Fidelity Series 100 Index Fund	113,368	95,096	20,403	3,028	192,704
Fidelity Series Broad Market Opportunities Fund	201,073	163,463	38,395	1,247	344,846
Fidelity Series Small Cap Opportunities Fund	17,439	16,080	3,614	6	29,515
Fidelity Short-Term Bond Fund	187,589	182,821	27,087	1,120	344,643
Fidelity Strategic Income Fund	42,132	37,605	5,843	1,101	73,269
Fidelity Strategic Real Return Fund	139,573	134,852	19,904	2,246	253,430
Fidelity Total Bond Fund	419,449	398,976	59,665	8,637	760,372
Total	$ 2,148,549	$ 1,947,959	$ 363,222	$ 27,344	$ 3,782,468
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,590,140) - See accompanying schedule	$ 3,782,468

Liabilities
Distribution and service plan fees payable	133

Net Assets	$ 3,782,335
Net Assets consist of:
Paid in capital	$ 3,718,564
Undistributed net investment income	908
Accumulated undistributed net realized gain (loss) on investments	(129,465)
Net unrealized appreciation (depreciation) on investments	192,328
Net Assets	$ 3,782,335

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,329 ÷ 4,591.54 shares)	$ 56.70

Maximum offering price per share (100/94.25 of $56.70)	$ 60.16
Class T: Net Asset Value and redemption price per share ($117,836 ÷ 2,078.12 shares)	$ 56.70

Maximum offering price per share (100/96.50 of $56.70)	$ 58.76

Class C: Net Asset Value and offering price per share ($31,749 ÷ 560.65 shares)A	$ 56.63

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($3,343,856 ÷ 58,969.71 shares)	$ 56.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,565 ÷ 503.76 shares)	$ 56.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,344

Expenses
Distribution and service plan fees	$ 790
Independent trustees' compensation	5
Total expenses before reductions	795
Expense reductions	(5)	790
Net investment income (loss)		26,554
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,678)
Capital gain distributions from underlying funds	47,250
Total net realized gain (loss)		44,572
Change in net unrealized appreciation (depreciation) on underlying funds		51,861
Net gain (loss)		96,433
Net increase (decrease) in net assets resulting from operations		$ 122,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,554	$ 37,055
Net realized gain (loss)	44,572	58,944
Change in net unrealized appreciation (depreciation)	51,861	132,987
Net increase (decrease) in net assets resulting from operations	122,987	228,986
Distributions to shareholders from net investment income	(26,047)	(36,935)
Distributions to shareholders from net realized gain	(8,328)	(8,863)
Total distributions	(34,375)	(45,798)
Share transactions - net increase (decrease)	1,545,293	186,174
Total increase (decrease) in net assets	1,633,905	369,362

Net Assets
Beginning of period	2,148,430	1,779,068
End of period (including undistributed net investment income of $908 and undistributed net investment income of $401, respectively)	$ 3,782,335	$ 2,148,430

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) E	.457	.906	.793	.750	.743	1.042
Net realized and unrealized gain (loss)	1.982	4.920	.712	4.846	4.098	(5.184)
Total from investment operations	2.439	5.826	1.505	5.596	4.841	(4.142)
Distributions from net investment income	(.408)	(.879)	(.789)	(.796)	(.771)	(1.028)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.549)	(1.106)	(.945)	(.996)	(.881)	(1.648)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Total Return B, C, D	4.45%	11.79%	3.13%	12.52%	11.87%	(8.56)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63% A	1.73%	1.64%	1.55%	1.68%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260	$ 304	$ 139	$ 108	$ 45	$ 69
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) E	.387	.781	.668	.630	.638	.944
Net realized and unrealized gain (loss)	1.982	4.911	.713	4.851	4.092	(5.184)
Total from investment operations	2.369	5.692	1.381	5.481	4.730	(4.240)
Distributions from net investment income	(.348)	(.725)	(.675)	(.671)	(.670)	(.930)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.489)	(.952)	(.831)	(.871)	(.780)	(1.550)
Net asset value, end of period	$ 56.70	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Total Return B, C, D	4.32%	11.50%	2.87%	12.26%	11.59%	(8.79)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38% A	1.48%	1.39%	1.30%	1.44%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 85	$ 298	$ 130	$ 116	$ 55
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Income from Investment Operations
Net investment income (loss) E	.247	.508	.430	.387	.412	.757
Net realized and unrealized gain (loss)	1.985	4.915	.730	4.848	4.087	(5.183)
Total from investment operations	2.232	5.423	1.160	5.235	4.499	(4.426)
Distributions from net investment income	(.221)	(.556)	(.374)	(.435)	(.449)	(.724)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.362)	(.783)	(.530)	(.635)	(.559)	(1.344)
Net asset value, end of period	$ 56.63	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Total Return B, C, D	4.07%	10.93%	2.40%	11.70%	11.01%	(9.25)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88% A	.97%	.89%	.80%	.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 31	$ 9	$ 184	$ 174	$ 183
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) D	.526	1.040	.913	.878	.856	1.138
Net realized and unrealized gain (loss)	1.984	4.914	.711	4.844	4.091	(5.190)
Total from investment operations	2.510	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(.479)	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.620)	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return B, C	4.58%	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.88% A	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,344	$ 1,702	$ 1,309	$ 1,666	$ 622	$ 357
Portfolio turnover rate E	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) D	.527	1.039	.912	.870	.855	1.136
Net realized and unrealized gain (loss)	1.983	4.915	.712	4.852	4.092	(5.188)
Total from investment operations	2.510	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(.479)	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.620)	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return B, C	4.58%	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.88% A	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 27	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate E	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	6.0
Fidelity Blue Chip Growth Fund	5.4	5.5
Fidelity Equity-Income Fund	8.3	8.5
Fidelity Large Cap Stock Fund	6.2	6.4
Fidelity Series 100 Index Fund	5.3	5.5
Fidelity Series Broad Market Opportunities Fund	9.6	9.8
Fidelity Series Small Cap Opportunities Fund	0.8	0.9
	41.4	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.2	2.1
	4.3	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.2
Fidelity Strategic Real Return Fund	6.4	6.2
Fidelity Total Bond Fund	19.1	18.5
	31.9	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.0
Fidelity Short-Term Bond Fund	8.3	8.0
	16.6	16.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.4%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Expected
Domestic Equity Funds	41.5%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,132	$ 514,694
Fidelity Blue Chip Growth Fund (b)	7,786	485,831
Fidelity Equity-Income Fund (b)	13,073	741,354
Fidelity Large Cap Stock Fund (b)	20,775	551,160
Fidelity Series 100 Index Fund (b)	41,393	478,504
Fidelity Series Broad Market Opportunities Fund (b)	59,774	856,554
Fidelity Series Small Cap Opportunities Fund (b)	5,557	73,356
TOTAL DOMESTIC EQUITY FUNDS		3,701,453
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,488	518,197
TOTAL EQUITY FUNDS (Cost $3,335,530)		4,219,650
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	19,441	191,103
Fidelity Strategic Income Fund (b)	17,701	192,414
TOTAL HIGH YIELD FIXED-INCOME FUNDS		383,517

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund (b)	55,527	$ 571,925
Fidelity Strategic Real Return Fund (b)	61,391	570,322
Fidelity Total Bond Fund (b)	162,205	1,712,881
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,855,128
TOTAL FIXED-INCOME FUNDS (Cost $3,254,682)		3,238,645
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	742,479	742,479
Fidelity Short-Term Bond Fund (b)	86,124	740,667
TOTAL SHORT-TERM FUNDS (Cost $1,474,250)		1,483,146
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,064,462)		8,941,441
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$ 8,941,272
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 106,972	$ 117,677	$ 6,600	$ 518,197
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	151,010	109,217	518	514,694
Fidelity Blue Chip Growth Fund	444,607	124,090	108,064	1,909	485,831
Fidelity Capital & Income Fund	173,936	39,260	26,615	4,441	191,103
Fidelity Equity-Income Fund	684,505	142,774	99,498	9,698	741,354
Fidelity Government Income Fund	497,527	133,015	61,870	4,315	571,925
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	180,446	80,362	298	742,479
Fidelity Large Cap Stock Fund	514,724	111,460	117,388	3,138	551,160
Fidelity Series 100 Index Fund	443,617	95,865	79,856	9,316	478,504
Fidelity Series Broad Market Opportunities Fund	787,235	165,151	162,378	3,669	856,554
Fidelity Series Small Cap Opportunities Fund	68,500	20,873	14,843	16	73,356
Fidelity Short-Term Bond Fund	642,734	174,922	80,362	3,028	740,667
Fidelity Strategic Income Fund	173,797	41,881	21,263	3,634	192,414
Fidelity Strategic Real Return Fund	497,534	138,992	61,870	6,402	570,322
Fidelity Total Bond Fund	1,492,003	406,989	185,455	24,602	1,712,881
Total	$ 8,043,553	$ 2,033,700	$ 1,326,718	$ 81,584	$ 8,941,441
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $8,064,462) - See accompanying schedule	$ 8,941,441
Cash	1
Total assets	8,941,442

Liabilities
Distribution and service plan fees payable	170

Net Assets	$ 8,941,272
Net Assets consist of:
Paid in capital	$ 8,333,517
Undistributed net investment income	2,059
Accumulated undistributed net realized gain (loss) on investments	(271,283)
Net unrealized appreciation (depreciation) on investments	876,979
Net Assets	$ 8,941,272

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,407 ÷ 1,432.87 shares)	$ 57.51

Maximum offering price per share (100/94.25 of $57.51)	$ 61.02
Class T: Net Asset Value and redemption price per share ($332,090 ÷ 5,774.38 shares)	$ 57.51

Maximum offering price per share (100/96.50 of $57.51)	$ 59.60

Class C: Net Asset Value and offering price per share ($16,348 ÷ 284.64 shares)A	$ 57.43

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($8,422,991 ÷ 146,469.30 shares)	$ 57.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,436 ÷ 1,520.44 shares)	$ 57.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,584

Expenses
Distribution and service plan fees	$ 1,029
Independent trustees' compensation	16
Total expenses before reductions	1,045
Expense reductions	(16)	1,029
Net investment income (loss)		80,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,023
Capital gain distributions from underlying funds	146,002
Total net realized gain (loss)		167,025
Change in net unrealized appreciation (depreciation) on underlying funds		169,879
Net gain (loss)		336,904
Net increase (decrease) in net assets resulting from operations		$ 417,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,555	$ 124,877
Net realized gain (loss)	167,025	190,275
Change in net unrealized appreciation (depreciation)	169,879	480,221
Net increase (decrease) in net assets resulting from operations	417,459	795,373
Distributions to shareholders from net investment income	(79,989)	(124,207)
Distributions to shareholders from net realized gain	(25,118)	(26,559)
Total distributions	(105,107)	(150,766)
Share transactions - net increase (decrease)	585,501	1,675,414
Total increase (decrease) in net assets	897,853	2,320,021

Net Assets
Beginning of period	8,043,419	5,723,398
End of period (including undistributed net investment income of $2,059 and undistributed net investment income of $1,493, respectively)	$ 8,941,272	$ 8,043,419

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Income from Investment Operations
Net investment income (loss) E	.462	.868	.792	.802	.789	1.000
Net realized and unrealized gain (loss)	2.118	5.348	.666	4.972	4.116	(5.341)
Total from investment operations	2.580	6.216	1.458	5.774	4.905	(4.341)
Distributions from net investment income	(.447)	(.879)	(.794)	(.815)	(.785)	(.979)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.610)	(1.106)	(.948)	(1.024)	(.895)	(1.309)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Total Return B, C, D	4.65%	12.49%	3.02%	12.85%	11.96%	(8.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62% A	1.64%	1.63%	1.65%	1.78%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 122	$ 133	$ 133	$ 359	$ 278
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Income from Investment Operations
Net investment income (loss) E	.390	.738	.672	.682	.678	.905
Net realized and unrealized gain (loss)	2.121	5.346	.678	4.975	4.107	(5.340)
Total from investment operations	2.511	6.084	1.350	5.657	4.785	(4.435)
Distributions from net investment income	(.388)	(.767)	(.676)	(.668)	(.675)	(.875)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.551)	(.994)	(.830)	(.877)	(.785)	(1.205)
Net asset value, end of period	$ 57.51	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Total Return B, C, D	4.52%	12.21%	2.79%	12.57%	11.66%	(9.15)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37% A	1.39%	1.38%	1.40%	1.53%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 332	$ 326	$ 128	$ 130	$ 328	$ 311
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Income from Investment Operations
Net investment income (loss) E	.247	.471	.427	.438	.454	.711
Net realized and unrealized gain (loss)	2.119	5.346	.662	4.974	4.117	(5.333)
Total from investment operations	2.366	5.817	1.089	5.412	4.571	(4.622)
Distributions from net investment income	(.263)	(.540)	(.435)	(.453)	(.431)	(.678)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.426)	(.767)	(.589)	(.662)	(.541)	(1.008)
Net asset value, end of period	$ 57.43	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Total Return B, C, D	4.26%	11.65%	2.24%	12.01%	11.13%	(9.60)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87% A	.89%	.88%	.90%	1.02%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 33	$ 49	$ 51	$ 86
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) D	.532	1.003	.914	.925	.900	1.087
Net realized and unrealized gain (loss)	2.129	5.340	.680	4.965	4.115	(5.330)
Total from investment operations	2.661	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(.528)	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.691)	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return B, C	4.80%	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,423	$ 7,494	$ 5,405	$ 5,783	$ 5,383	$ 5,641
Portfolio turnover rate E	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) D	.532	1.011	.916	.923	.899	1.097
Net realized and unrealized gain (loss)	2.129	5.332	.678	4.967	4.116	(5.340)
Total from investment operations	2.661	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(.528)	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.691)	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return B, C	4.80%	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 83	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate E	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Blue Chip Growth Fund	5.6	5.7
Fidelity Equity-Income Fund	8.6	8.8
Fidelity Large Cap Stock Fund	6.4	6.6
Fidelity Series 100 Index Fund	5.5	5.7
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.9	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.6	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.6	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.0
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	18.5	17.9
	30.8	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.3
Fidelity Short-Term Bond Fund	7.6	7.3
	15.1	14.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.9%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.5%
	Shares	Value
Domestic Equity Funds - 42.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	37,689	$ 771,873
Fidelity Blue Chip Growth Fund (b)	11,663	727,761
Fidelity Equity-Income Fund (b)	19,580	1,110,375
Fidelity Large Cap Stock Fund (b)	31,131	825,906
Fidelity Series 100 Index Fund (b)	62,020	716,953
Fidelity Series Broad Market Opportunities Fund (b)	89,488	1,282,367
Fidelity Series Small Cap Opportunities Fund (b)	8,334	110,012
TOTAL DOMESTIC EQUITY FUNDS		5,545,247
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,093	848,827
TOTAL EQUITY FUNDS (Cost $5,687,764)		6,394,074
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	30,391	298,740
Fidelity Strategic Income Fund (b)	27,669	300,764
TOTAL HIGH YIELD FIXED-INCOME FUNDS		599,504

	Shares	Value
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund (b)	77,261	$ 795,790
Fidelity Strategic Real Return Fund (b)	85,431	793,652
Fidelity Total Bond Fund (b)	225,824	2,384,697
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,974,139
TOTAL FIXED-INCOME FUNDS (Cost $4,580,354)		4,573,643
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	976,865	976,865
Fidelity Short-Term Bond Fund (b)	113,926	979,765
TOTAL SHORT-TERM FUNDS (Cost $1,949,875)		1,956,630
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,217,993)		12,924,347
NET OTHER ASSETS (LIABILITIES) - 0.0%		(254)
NET ASSETS - 100%		$ 12,924,093
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 508,241	$ 85,647	$ 8,472	$ 848,827
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	511,361	76,247	632	771,873
Fidelity Blue Chip Growth Fund	336,749	443,403	77,694	1,817	727,761
Fidelity Capital & Income Fund	137,015	172,558	15,351	4,883	298,740
Fidelity Equity-Income Fund	518,628	648,931	62,162	10,517	1,110,375
Fidelity Government Income Fund	351,965	478,311	38,991	4,398	795,790
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	595,491	48,018	275	976,865
Fidelity Large Cap Stock Fund	389,387	485,775	84,973	3,698	825,906
Fidelity Series 100 Index Fund	335,996	419,790	50,078	10,722	716,953
Fidelity Series Broad Market Opportunities Fund	596,337	738,453	109,553	4,481	1,282,367
Fidelity Series Small Cap Opportunities Fund	52,021	70,244	11,051	21	110,012
Fidelity Short-Term Bond Fund	429,610	594,973	48,018	2,879	979,765
Fidelity Strategic Income Fund	136,911	181,707	14,982	4,023	300,764
Fidelity Strategic Real Return Fund	351,986	483,598	38,991	6,293	793,652
Fidelity Total Bond Fund	1,057,723	1,438,980	116,987	24,274	2,384,697
Total	$ 5,900,281	$ 7,771,816	$ 878,743	$ 87,385	$ 12,924,347
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $12,217,993) - See accompanying schedule		$ 12,924,347
Cash		1
Receivable for investments sold		32,109
Receivable for fund shares sold		1,000
Other receivables		55
Total assets		12,957,512

Liabilities
Payable for fund shares redeemed	$ 33,107
Distribution and service plan fees payable	312
Total liabilities		33,419

Net Assets		$ 12,924,093
Net Assets consist of:
Paid in capital		$ 12,162,806
Undistributed net investment income		2,860
Accumulated undistributed net realized gain (loss) on investments		52,073
Net unrealized appreciation (depreciation) on investments		706,354
Net Assets		$ 12,924,093

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,687 ÷ 3,748.5 shares)		$ 57.54

Maximum offering price per share (100/94.25 of $57.54)		$ 61.05
Class T: Net Asset Value and redemption price per share ($16,428 ÷ 285.0 shares)		$ 57.64

Maximum offering price per share (100/96.50 of $57.64)		$ 59.73

Class C: Net Asset Value and offering price per share ($309,166 ÷ 5,388.4 shares)A		$ 57.38

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($12,295,858 ÷ 213,695.4 shares)		$ 57.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,954 ÷ 1,511.1 shares)		$ 57.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 87,385

Expenses
Distribution and service plan fees	$ 1,830
Independent trustees' compensation	15
Total expenses before reductions	1,845
Expense reductions	(15)	1,830
Net investment income (loss)		85,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,297)
Capital gain distributions from underlying funds	158,677
Total net realized gain (loss)		148,380
Change in net unrealized appreciation (depreciation) on underlying funds		141,288
Net gain (loss)		289,668
Net increase (decrease) in net assets resulting from operations		$ 375,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,555	$ 80,370
Net realized gain (loss)	148,380	155,323
Change in net unrealized appreciation (depreciation)	141,288	299,880
Net increase (decrease) in net assets resulting from operations	375,223	535,573
Distributions to shareholders from net investment income	(83,678)	(80,007)
Distributions to shareholders from net realized gain	(29,274)	(17,604)
Total distributions	(112,952)	(97,611)
Share transactions - net increase (decrease)	6,761,830	1,469,395
Total increase (decrease) in net assets	7,024,101	1,907,357

Net Assets
Beginning of period	5,899,992	3,992,635
End of period (including undistributed net investment income of $2,860 and undistributed net investment income of $983, respectively)	$ 12,924,093	$ 5,899,992

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) E	.485	.886	.815	.791	.718	.978
Net realized and unrealized gain (loss)	2.174	5.568	.598	5.066	4.180	(5.404)
Total from investment operations	2.659	6.454	1.413	5.857	4.898	(4.426)
Distributions from net investment income	(.414)	(.896)	(.796)	(.801)	(.713)	(1.004)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.569)	(1.124)	(.943)	(.977)	(.818)	(1.494)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Total Return B, C, D	4.80%	13.06%	2.94%	13.15%	12.08%	(9.22)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.71% A	1.67%	1.68%	1.63%	1.63%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216	$ 145	$ 86	$ 72	$ 66	$ 55
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) E	.414	.745	.715	.655	.603	.881
Net realized and unrealized gain (loss)	2.171	5.590	.598	5.076	4.182	(5.402)
Total from investment operations	2.585	6.335	1.313	5.731	4.785	(4.521)
Distributions from net investment income	(.340)	(.757)	(.636)	(.665)	(.590)	(.909)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.495)	(.985)	(.783)	(.841)	(.695)	(1.399)
Net asset value, end of period	$ 57.64	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Total Return B, C, D	4.65%	12.78%	2.72%	12.85%	11.79%	(9.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.51% H	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.51% H	.46%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.51% H	.46%	.50%	.50%	.50%
Net investment income (loss)	1.46% A	1.41%	1.48%	1.38%	1.37%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 15	$ 13	$ 15	$ 45	$ 71
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Income from Investment Operations
Net investment income (loss) E	.271	.486	.451	.428	.385	.693
Net realized and unrealized gain (loss)	2.162	5.561	.604	5.060	4.185	(5.400)
Total from investment operations	2.433	6.047	1.055	5.488	4.570	(4.707)
Distributions from net investment income	(.228)	(.559)	(.448)	(.452)	(.385)	(.713)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.383)	(.787)	(.595)	(.628)	(.490)	(1.203)
Net asset value, end of period	$ 57.38	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Total Return B, C, D	4.39%	12.21%	2.19%	12.30%	11.26%	(9.91)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.96% A	.92%	.93%	.88%	.88%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309	$ 315	$ 312	$ 270	$ 186	$ 178
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) D	.555	1.015	.935	.917	.821	1.101
Net realized and unrealized gain (loss)	2.172	5.567	.608	5.062	4.178	(5.429)
Total from investment operations	2.727	6.582	1.543	5.979	4.999	(4.328)
Distributions from net investment income	(.482)	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.637)	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Total Return B, C	4.92%	13.33%	3.22%	13.43%	12.34%	(8.99)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,296	$ 5,367	$ 3,558	$ 3,962	$ 1,628	$ 303
Portfolio turnover rate E	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) D	.555	1.020	.936	.911	.825	1.074
Net realized and unrealized gain (loss)	2.172	5.562	.607	5.058	4.184	(5.402)
Total from investment operations	2.727	6.582	1.543	5.969	5.009	(4.328)
Distributions from net investment income	(.482)	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.637)	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Total Return B, C	4.92%	13.33%	3.22%	13.41%	12.36%	(8.99)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 57	$ 24	$ 27	$ 36	$ 55
Portfolio turnover rate E	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.3
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Equity-Income Fund	8.8	9.0
Fidelity Large Cap Stock Fund	6.5	6.8
Fidelity Series 100 Index Fund	5.7	5.8
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.0	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.4
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	5.8
Fidelity Strategic Real Return Fund	6.0	5.8
Fidelity Total Bond Fund	18.0	17.4
	30.1	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.6
Fidelity Short-Term Bond Fund	6.9	6.7
	13.7	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	13.7%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	20,765	$ 425,262
Fidelity Blue Chip Growth Fund (b)	6,427	401,055
Fidelity Equity-Income Fund (b)	10,795	612,173
Fidelity Large Cap Stock Fund (b)	17,149	454,975
Fidelity Series 100 Index Fund (b)	34,175	395,059
Fidelity Series Broad Market Opportunities Fund (b)	49,325	706,830
Fidelity Series Small Cap Opportunities Fund (b)	4,637	61,205
TOTAL DOMESTIC EQUITY FUNDS		3,056,559
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,240	508,662
TOTAL EQUITY FUNDS (Cost $2,996,850)		3,565,221
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	17,345	170,504
Fidelity Strategic Income Fund (b)	15,792	171,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		342,166

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund (b)	40,586	$ 418,032
Fidelity Strategic Real Return Fund (b)	44,877	416,904
Fidelity Total Bond Fund (b)	118,429	1,250,611
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,085,547
TOTAL FIXED-INCOME FUNDS (Cost $2,463,212)		2,427,713
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	475,247	475,247
Fidelity Short-Term Bond Fund (b)	55,427	476,669
TOTAL SHORT-TERM FUNDS (Cost $949,235)		951,916
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,409,297)		6,944,850
NET OTHER ASSETS (LIABILITIES) - 0.0%		(172)
NET ASSETS - 100%		$ 6,944,678
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 188,148	$ 68,517	$ 5,993	$ 508,662
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	190,442	55,095	397	425,262
Fidelity Blue Chip Growth Fund	278,414	161,242	56,168	1,324	401,055
Fidelity Capital & Income Fund	117,258	61,216	11,309	3,416	170,504
Fidelity Equity-Income Fund	428,523	218,748	42,686	7,052	612,173
Fidelity Government Income Fund	275,478	166,430	26,238	2,760	418,032
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	187,400	30,147	166	475,247
Fidelity Large Cap Stock Fund	321,858	165,355	59,913	2,406	454,975
Fidelity Series 100 Index Fund	277,791	142,477	36,720	6,883	395,059
Fidelity Series Broad Market Opportunities Fund	492,658	249,198	79,259	2,810	706,830
Fidelity Series Small Cap Opportunities Fund	42,934	26,179	7,010	13	61,205
Fidelity Short-Term Bond Fund	318,164	186,822	30,217	1,712	476,669
Fidelity Strategic Income Fund	117,167	67,206	10,984	2,799	171,662
Fidelity Strategic Real Return Fund	275,483	170,118	26,238	4,072	416,904
Fidelity Total Bond Fund	826,974	501,354	78,724	15,524	1,250,611
Total	$ 4,761,751	$ 2,682,335	$ 619,225	$ 57,327	$ 6,944,850
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,409,297) - See accompanying schedule	$ 6,944,850

Liabilities
Distribution and service plan fees payable	172

Net Assets	$ 6,944,678
Net Assets consist of:
Paid in capital	$ 6,427,617
Undistributed net investment income	1,593
Accumulated undistributed net realized gain (loss) on investments	(20,085)
Net unrealized appreciation (depreciation) on investments	535,553
Net Assets	$ 6,944,678

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($465,794 ÷ 8,550.255 shares)	$ 54.48

Maximum offering price per share (100/94.25 of $54.48)	$ 57.80
Class T: Net Asset Value and redemption price per share ($34,934 ÷ 640.786 shares)	$ 54.52

Maximum offering price per share (100/96.50 of $54.52)	$ 56.50

Class C: Net Asset Value and offering price per share ($71,929 ÷ 1,321.980 shares)A	$ 54.41

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($6,352,243 ÷ 116,568.509 shares)	$ 54.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,778 ÷ 362.934 shares)	$ 54.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,327

Expenses
Distribution and service plan fees	$ 883
Independent trustees' compensation	11
Total expenses before reductions	894
Expense reductions	(11)	883
Net investment income (loss)		56,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,953)
Capital gain distributions from underlying funds	106,077
Total net realized gain (loss)		104,124
Change in net unrealized appreciation (depreciation) on underlying funds		121,942
Net gain (loss)		226,066
Net increase (decrease) in net assets resulting from operations		$ 282,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,444	$ 82,284
Net realized gain (loss)	104,124	150,587
Change in net unrealized appreciation (depreciation)	121,942	298,362
Net increase (decrease) in net assets resulting from operations	282,510	531,233
Distributions to shareholders from net investment income	(55,615)	(81,963)
Distributions to shareholders from net realized gain	(75,104)	(32,634)
Total distributions	(130,719)	(114,597)
Share transactions - net increase (decrease)	2,031,252	1,045,148
Total increase (decrease) in net assets	2,183,043	1,461,784

Net Assets
Beginning of period	4,761,635	3,299,851
End of period (including undistributed net investment income of $1,593 and undistributed net investment income of $764, respectively)	$ 6,944,678	$ 4,761,635

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Income from Investment Operations
Net investment income (loss) E	.458	.906	.717	.796	.727	.930
Net realized and unrealized gain (loss)	2.129	5.480	.618	5.086	4.154	(5.570)
Total from investment operations	2.587	6.386	1.335	5.882	4.881	(4.640)
Distributions from net investment income	(.434)	(.852)	(.770)	(.812)	(.796)	(.960)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.147)	(1.256)	(2.495)	(1.002)	(.901)	(1.670)
Net asset value, end of period	$ 54.48	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Total Return B, C, D	4.93%	13.55%	2.85%	13.38%	12.19%	(9.66)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.37%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70% A	1.80%	1.51%	1.66%	1.67%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 229	$ 217	$ 214	$ 200	$ 183
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Income from Investment Operations
Net investment income (loss) E	.391	.781	.599	.676	.620	.821
Net realized and unrealized gain (loss)	2.131	5.484	.599	5.107	4.147	(5.548)
Total from investment operations	2.522	6.265	1.198	5.783	4.767	(4.727)
Distributions from net investment income	(.369)	(.721)	(.633)	(.693)	(.682)	(.863)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.082)	(1.125)	(2.358)	(.883)	(.787)	(1.573)
Net asset value, end of period	$ 54.52	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Total Return B, C, D	4.80%	13.27%	2.55%	13.14%	11.90%	(9.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.62%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45% A	1.55%	1.26%	1.41%	1.43%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 27	$ 24	$ 27	$ 35	$ 54
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Income from Investment Operations
Net investment income (loss) E	.256	.529	.358	.434	.403	.624
Net realized and unrealized gain (loss)	2.131	5.469	.615	5.102	4.143	(5.532)
Total from investment operations	2.387	5.998	.973	5.536	4.546	(4.908)
Distributions from net investment income	(.254)	(.534)	(.438)	(.446)	(.451)	(.662)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(.967)	(.938)	(2.163)	(.636)	(.556)	(1.372)
Net asset value, end of period	$ 54.41	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Total Return B, C, D	4.54%	12.68%	2.07%	12.55%	11.33%	(10.32)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.12%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.95% A	1.05%	.76%	.91%	.93%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 69	$ 52	$ 22	$ 29	$ 46
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) D	.525	1.033	.836	.918	.832	1.014
Net realized and unrealized gain (loss)	2.124	5.479	.618	5.095	4.147	(5.557)
Total from investment operations	2.649	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.496)	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.209)	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 54.49	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return B, C	5.04%	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.12%	.00% F	.00% F	.00% F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,352	$ 4,418	$ 2,991	$ 1,297	$ 1,391	$ 1,285
Portfolio turnover rate E	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) D	.526	1.032	.835	.904	.834	1.009
Net realized and unrealized gain (loss)	2.123	5.480	.619	5.109	4.145	(5.552)
Total from investment operations	2.649	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.496)	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.209)	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 54.49	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return B, C	5.04%	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.12%	.00% F	.00% F	.00% F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 19	$ 17	$ 19	$ 61	$ 55
Portfolio turnover rate E	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.4
Fidelity Blue Chip Growth Fund	5.9	6.0
Fidelity Equity-Income Fund	9.0	9.2
Fidelity Large Cap Stock Fund	6.7	6.9
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.9	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.5
	5.2	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.6
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	17.3	16.8
	28.8	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.2
Fidelity Short-Term Bond Fund	6.5	6.3
	13.0	12.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.8%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Expected
Domestic Equity Funds	45.4%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	19,775	$ 404,993
Fidelity Blue Chip Growth Fund (b)	6,129	382,430
Fidelity Equity-Income Fund (b)	10,279	582,930
Fidelity Large Cap Stock Fund (b)	16,336	433,391
Fidelity Series 100 Index Fund (b)	32,596	376,806
Fidelity Series Broad Market Opportunities Fund (b)	46,983	673,261
Fidelity Series Small Cap Opportunities Fund (b)	4,380	57,817
TOTAL DOMESTIC EQUITY FUNDS		2,911,628
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,642	524,112
TOTAL EQUITY FUNDS (Cost $2,862,277)		3,435,740
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	17,005	167,159
Fidelity Strategic Income Fund (b)	15,482	168,285
TOTAL HIGH YIELD FIXED-INCOME FUNDS		335,444

	Shares	Value
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Government Income Fund (b)	36,361	$ 374,521
Fidelity Strategic Real Return Fund (b)	40,204	373,498
Fidelity Total Bond Fund (b)	106,289	1,122,414
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,870,433
TOTAL FIXED-INCOME FUNDS (Cost $2,179,307)		2,205,877
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	420,262	420,262
Fidelity Short-Term Bond Fund (b)	49,012	421,504
TOTAL SHORT-TERM FUNDS (Cost $836,678)		841,766
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,878,262)		6,483,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		(109)
NET ASSETS - 100%		$ 6,483,274
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 209,585	$ 57,308	$ 5,465	$ 524,112
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	190,651	43,219	341	404,993
Fidelity Blue Chip Growth Fund	249,635	162,784	43,548	1,092	382,430
Fidelity Capital & Income Fund	108,224	65,046	8,670	2,969	167,159
Fidelity Equity-Income Fund	384,259	227,217	31,589	5,844	582,930
Fidelity Government Income Fund	234,485	156,968	18,900	2,224	374,521
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	179,500	20,273	129	420,262
Fidelity Large Cap Stock Fund	288,297	170,970	46,648	2,026	433,391
Fidelity Series 100 Index Fund	249,076	147,585	26,621	5,836	376,806
Fidelity Series Broad Market Opportunities Fund	441,539	258,630	60,699	2,411	673,261
Fidelity Series Small Cap Opportunities Fund	38,625	25,981	5,991	11	57,817
Fidelity Short-Term Bond Fund	261,172	180,194	21,287	1,334	421,504
Fidelity Strategic Income Fund	108,142	70,504	8,623	2,441	168,285
Fidelity Strategic Real Return Fund	234,491	159,485	18,899	3,167	373,498
Fidelity Total Bond Fund	703,473	474,485	56,719	12,400	1,122,414
Total	$ 4,190,840	$ 2,679,585	$ 468,994	$ 47,690	$ 6,483,383
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,878,262) - See accompanying schedule		$ 6,483,383
Cash		1
Receivable for fund shares sold		95
Total assets		6,483,479

Liabilities
Payable for investments purchased	$ 93
Distribution and service plan fees payable	112
Total liabilities		205

Net Assets		$ 6,483,274
Net Assets consist of:
Paid in capital		$ 5,864,501
Undistributed net investment income		1,457
Accumulated undistributed net realized gain (loss) on investments		12,195
Net unrealized appreciation (depreciation) on investments		605,121
Net Assets		$ 6,483,274

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,535 ÷ 2,098.6 shares)		$ 57.44

Maximum offering price per share (100/94.25 of $57.44)		$ 60.94
Class T: Net Asset Value and redemption price per share ($92,279 ÷ 1,606.5 shares)		$ 57.44

Maximum offering price per share (100/96.50 of $57.44)		$ 59.52

Class C: Net Asset Value and offering price per share ($55,862 ÷ 973.9 shares)A		$ 57.36

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($6,007,627 ÷ 104,639.1 shares)		$ 57.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,971 ÷ 3,604.6 shares)		$ 57.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 47,690

Expenses
Distribution and service plan fees	$ 563
Independent trustees' compensation	9
Total expenses before reductions	572
Expense reductions	(9)	563
Net investment income (loss)		47,127
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(652)
Capital gain distributions from underlying funds	88,634
Total net realized gain (loss)		87,982
Change in net unrealized appreciation (depreciation) on underlying funds		82,601
Net gain (loss)		170,583
Net increase (decrease) in net assets resulting from operations		$ 217,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,127	$ 56,289
Net realized gain (loss)	87,982	94,056
Change in net unrealized appreciation (depreciation)	82,601	236,800
Net increase (decrease) in net assets resulting from operations	217,710	387,145
Distributions to shareholders from net investment income	(46,386)	(55,933)
Distributions to shareholders from net realized gain	(34,674)	(10,194)
Total distributions	(81,060)	(66,127)
Share transactions - net increase (decrease)	2,155,860	1,540,337
Total increase (decrease) in net assets	2,292,510	1,861,355

Net Assets
Beginning of period	4,190,764	2,329,409
End of period (including undistributed net investment income of $1,457 and undistributed net investment income of $716, respectively)	$ 6,483,274	$ 4,190,764

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.483	.840	.782	.799	.753	.923
Net realized and unrealized gain (loss)	2.315	6.014	.504	5.233	4.174	(5.753)
Total from investment operations	2.798	6.854	1.286	6.032	4.927	(4.830)
Distributions from net investment income	(.442)	(.903)	(.775)	(.772)	(.758)	(.890)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.798)	(1.114)	(.916)	(.972)	(.947)	(1.280)
Net asset value, end of period	$ 57.44	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Total Return B, C, D	5.05%	13.98%	2.71%	13.69%	12.29%	(10.20)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.70% A	1.60%	1.63%	1.66%	1.73%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 20	$ 18	$ 20	$ 27	$ 63
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.414	.719	.662	.681	.645	.828
Net realized and unrealized gain (loss)	2.305	6.008	.490	5.247	4.175	(5.757)
Total from investment operations	2.719	6.727	1.152	5.928	4.820	(4.929)
Distributions from net investment income	(.363)	(.776)	(.651)	(.658)	(.651)	(.791)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.719)	(.987)	(.792)	(.858)	(.840)	(1.181)
Net asset value, end of period	$ 57.44	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Total Return B, C, D	4.90%	13.71%	2.42%	13.45%	12.01%	(10.44)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.46% A	1.35%	1.38%	1.42%	1.48%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92	$ 88	$ 23	$ 27	$ 35	$ 54
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.271	.448	.424	.439	.426	.631
Net realized and unrealized gain (loss)	2.309	6.020	.490	5.239	4.185	(5.740)
Total from investment operations	2.580	6.468	.914	5.678	4.611	(5.109)
Distributions from net investment income	(.254)	(.567)	(.443)	(.408)	(.422)	(.591)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.610)	(.778)	(.584)	(.608)	(.611)	(.981)
Net asset value, end of period	$ 57.36	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Total Return B, C, D	4.65%	13.15%	1.92%	12.85%	11.47%	(10.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.95% A	.86%	.89%	.91%	.98%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 49	$ 43	$ 20	$ 27	$ 41
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.555	.975	.903	.921	.862	.988
Net realized and unrealized gain (loss)	2.304	6.009	.505	5.227	4.183	(5.729)
Total from investment operations	2.859	6.984	1.408	6.148	5.045	(4.741)
Distributions from net investment income	(.503)	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.859)	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 57.41	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return B, C	5.16%	14.27%	2.97%	13.97%	12.59%	(9.98)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.96% A	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,008	$ 3,894	$ 2,123	$ 2,066	$ 1,672	$ 1,628
Portfolio turnover rate E	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Income from Investment Operations
Net investment income (loss) D	.556	.972	.904	.922	.860	1.002
Net realized and unrealized gain (loss)	2.303	6.022	.504	5.226	4.185	(5.753)
Total from investment operations	2.859	6.994	1.408	6.148	5.045	(4.751)
Distributions from net investment income	(.503)	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.859)	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 57.42	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return B, C	5.16%	14.29%	2.97%	13.97%	12.59%	(10.00)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.96% A	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207	$ 139	$ 122	$ 107	$ 94	$ 108
Portfolio turnover rate E	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.6
Fidelity Blue Chip Growth Fund	6.0	6.1
Fidelity Equity-Income Fund	9.1	9.3
Fidelity Large Cap Stock Fund	6.8	7.0
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.7	46.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.4	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.5
Fidelity Strategic Real Return Fund	5.7	5.5
Fidelity Total Bond Fund	17.0	16.6
	28.4	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.5
Fidelity Short-Term Bond Fund	5.8	5.5
	11.6	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.7%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	20,187	$ 413,421
Fidelity Blue Chip Growth Fund (b)	6,257	390,409
Fidelity Equity-Income Fund (b)	10,498	595,328
Fidelity Large Cap Stock Fund (b)	16,682	442,561
Fidelity Series 100 Index Fund (b)	33,263	384,517
Fidelity Series Broad Market Opportunities Fund (b)	47,971	687,422
Fidelity Series Small Cap Opportunities Fund (b)	4,494	59,322
TOTAL DOMESTIC EQUITY FUNDS		2,972,980
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,997	576,176
TOTAL EQUITY FUNDS (Cost $3,099,886)		3,549,156
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (b)	17,885	175,814
Fidelity Strategic Income Fund (b)	16,287	177,036
TOTAL HIGH YIELD FIXED-INCOME FUNDS		352,850

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund (b)	35,954	$ 370,323
Fidelity Strategic Real Return Fund (b)	39,752	369,294
Fidelity Total Bond Fund (b)	105,095	1,109,798
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,849,415
TOTAL FIXED-INCOME FUNDS (Cost $2,247,296)		2,202,265
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	376,455	376,455
Fidelity Short-Term Bond Fund (b)	43,907	377,603
TOTAL SHORT-TERM FUNDS (Cost $752,679)		754,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,099,861)		6,505,479
NET OTHER ASSETS (LIABILITIES) - 0.0%		(484)
NET ASSETS - 100%		$ 6,504,995
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 205,615	$ 75,313	$ 6,198	$ 576,176
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	177,730	52,455	356	413,421
Fidelity Blue Chip Growth Fund	277,506	151,220	52,859	1,192	390,409
Fidelity Capital & Income Fund	123,843	64,324	15,244	3,332	175,814
Fidelity Equity-Income Fund	426,985	217,922	53,140	6,259	595,328
Fidelity Government Income Fund	252,711	147,009	31,444	2,335	370,323
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	156,369	31,920	123	376,455
Fidelity Large Cap Stock Fund	320,703	155,678	56,744	2,134	442,561
Fidelity Series 100 Index Fund	276,886	139,438	39,696	6,234	384,517
Fidelity Series Broad Market Opportunities Fund	490,982	234,856	75,343	2,520	687,422
Fidelity Series Small Cap Opportunities Fund	42,688	24,393	6,745	12	59,322
Fidelity Short-Term Bond Fund	252,142	156,014	31,920	1,263	377,603
Fidelity Strategic Income Fund	123,745	70,382	15,244	2,733	177,036
Fidelity Strategic Real Return Fund	252,708	149,899	31,443	3,307	369,294
Fidelity Total Bond Fund	760,002	443,331	94,358	13,122	1,109,798
Total	$ 4,582,173	$ 2,494,180	$ 663,868	$ 51,120	$ 6,505,479
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,099,861) - See accompanying schedule	$ 6,505,479

Liabilities
Distribution and service plan fees payable	484

Net Assets	$ 6,504,995
Net Assets consist of:
Paid in capital	$ 6,145,075
Undistributed net investment income	1,379
Accumulated undistributed net realized gain (loss) on investments	(47,077)
Net unrealized appreciation (depreciation) on investments	405,618
Net Assets	$ 6,504,995

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,203.63 ÷ 2,288.429 shares)	$ 57.33

Maximum offering price per share (100/94.25 of $57.33)	$ 60.83
Class T: Net Asset Value and redemption price per share ($365,139.93 ÷ 6,372.209 shares)	$ 57.30

Maximum offering price per share (100/96.50 of $57.30)	$ 59.38

Class C: Net Asset Value and offering price per share ($358,063.68 ÷ 6,263.633 shares)A	$ 57.17

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($5,649,858.43 ÷ 98,545.489 shares)	$ 57.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($729.14 ÷ 12.715 shares)	$ 57.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,120

Expenses
Distribution and service plan fees	$ 2,707
Independent trustees' compensation	9
Total expenses before reductions	2,716
Expense reductions	(9)	2,707
Net investment income (loss)		48,413
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,614)
Capital gain distributions from underlying funds	94,646
Total net realized gain (loss)		90,032
Change in net unrealized appreciation (depreciation) on underlying funds		97,613
Net gain (loss)		187,645
Net increase (decrease) in net assets resulting from operations		$ 236,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,413	$ 71,025
Net realized gain (loss)	90,032	89,547
Change in net unrealized appreciation (depreciation)	97,613	345,367
Net increase (decrease) in net assets resulting from operations	236,058	505,939
Distributions to shareholders from net investment income	(47,793)	(70,625)
Distributions to shareholders from net realized gain	(17,586)	(12,770)
Total distributions	(65,379)	(83,395)
Share transactions - net increase (decrease)	1,752,567	1,316,059
Total increase (decrease) in net assets	1,923,246	1,738,603

Net Assets
Beginning of period	4,581,749	2,843,146
End of period (including undistributed net investment income of $1,379 and undistributed net investment income of $759, respectively)	$ 6,504,995	$ 4,581,749

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.482	.939	.760	.811	.748	.937
Net realized and unrealized gain (loss)	2.355	6.075	.441	5.306	4.178	(6.127)
Total from investment operations	2.837	7.014	1.201	6.117	4.926	(5.190)
Distributions from net investment income	(.449)	(.913)	(.784)	(.771)	(.752)	(.940)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.627)	(1.094)	(.921)	(.927)	(.896)	(1.510)
Net asset value, end of period	$ 57.33	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Total Return B, C, D	5.15%	14.45%	2.56%	14.05%	12.46%	(10.72)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70% A	1.80%	1.60%	1.70%	1.74%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 25	$ 27	$ 31	$ 40	$ 54
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.411	.809	.641	.693	.639	.844
Net realized and unrealized gain (loss)	2.351	6.077	.448	5.287	4.183	(6.122)
Total from investment operations	2.762	6.886	1.089	5.980	4.822	(5.278)
Distributions from net investment income	(.374)	(.785)	(.672)	(.654)	(.648)	(.852)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.552)	(.966)	(.809)	(.810)	(.792)	(1.422)
Net asset value, end of period	$ 57.30	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Total Return B, C, D	5.01%	14.18%	2.32%	13.73%	12.19%	(10.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45% A	1.55%	1.35%	1.45%	1.49%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365	$ 295	$ 278	$ 288	$ 265	$ 265
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.270	.553	.404	.454	.424	.655
Net realized and unrealized gain (loss)	2.354	6.061	.445	5.293	4.179	(6.114)
Total from investment operations	2.624	6.614	.849	5.747	4.603	(5.459)
Distributions from net investment income	(.256)	(.593)	(.452)	(.451)	(.429)	(.651)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.434)	(.774)	(.589)	(.607)	(.573)	(1.221)
Net asset value, end of period	$ 57.17	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Total Return B, C, D	4.77%	13.60%	1.80%	13.17%	11.61%	(11.38)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.96% A	1.06%	.85%	.95%	.99%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358	$ 357	$ 174	$ 216	$ 119	$ 116
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.553	1.073	.880	.939	.854	1.034
Net realized and unrealized gain (loss)	2.354	6.070	.445	5.291	4.183	(6.126)
Total from investment operations	2.907	7.143	1.325	6.230	5.037	(5.092)
Distributions from net investment income	(.509)	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.687)	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 57.33	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Total Return B, C	5.28%	14.74%	2.82%	14.32%	12.75%	(10.48)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,650	$ 3,904	$ 2,363	$ 2,433	$ 598	$ 632
Portfolio turnover rate E	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.537	1.108	.873	.929	.851	1.031
Net realized and unrealized gain (loss)	2.360	6.065	.452	5.291	4.186	(6.123)
Total from investment operations	2.897	7.173	1.325	6.220	5.037	(5.092)
Distributions from net investment income	(.509)	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.687)	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 57.34	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Total Return B, C	5.26%	14.80%	2.82%	14.30%	12.75%	(10.48)%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 28	$ 103	$ 67
Portfolio turnover rate E	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.7
Fidelity Blue Chip Growth Fund	6.1	6.2
Fidelity Equity-Income Fund	9.3	9.5
Fidelity Large Cap Stock Fund	6.9	7.1
Fidelity Series 100 Index Fund	6.0	6.2
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.5	47.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7	10.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.8
	5.7	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.3
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.6	16.1
	27.7	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	4.9
Fidelity Short-Term Bond Fund	5.2	4.9
	10.4	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.5%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	46.8%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,952	$ 285,731
Fidelity Blue Chip Growth Fund (b)	4,327	270,024
Fidelity Equity-Income Fund (b)	7,260	411,738
Fidelity Large Cap Stock Fund (b)	11,522	305,673
Fidelity Series 100 Index Fund (b)	22,999	265,866
Fidelity Series Broad Market Opportunities Fund (b)	33,191	475,623
Fidelity Series Small Cap Opportunities Fund (b)	3,120	41,182
TOTAL DOMESTIC EQUITY FUNDS		2,055,837
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	11,123	427,342
TOTAL EQUITY FUNDS (Cost $2,078,103)		2,483,179
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	12,769	125,517
Fidelity Strategic Income Fund (b)	11,635	126,472
TOTAL HIGH YIELD FIXED-INCOME FUNDS		251,989

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	23,836	$ 245,514
Fidelity Strategic Real Return Fund (b)	26,351	244,803
Fidelity Total Bond Fund (b)	69,540	734,337
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,224,654
TOTAL FIXED-INCOME FUNDS (Cost $1,446,041)		1,476,643
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	229,749	229,749
Fidelity Short-Term Bond Fund (b)	26,800	230,480
TOTAL SHORT-TERM FUNDS (Cost $457,233)		460,229
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,981,377)		4,420,051
NET OTHER ASSETS (LIABILITIES) - 0.0%		(168)
NET ASSETS - 100%		$ 4,419,883
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 298,666	$ 116,307	$ 5,055	$ 427,342
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	221,061	77,273	272	285,731
Fidelity Blue Chip Growth Fund	142,546	191,233	74,126	758	270,024
Fidelity Capital & Income Fund	65,481	84,098	26,276	2,342	125,517
Fidelity Equity-Income Fund	219,578	278,767	88,552	4,513	411,738
Fidelity Government Income Fund	123,795	170,027	49,718	1,552	245,514
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	163,198	46,744	73	229,749
Fidelity Large Cap Stock Fund	164,807	210,248	84,322	1,625	305,673
Fidelity Series 100 Index Fund	142,227	181,680	62,724	4,666	265,866
Fidelity Series Broad Market Opportunities Fund	252,326	319,631	119,674	1,931	475,623
Fidelity Series Small Cap Opportunities Fund	22,000	30,304	10,847	9	41,182
Fidelity Short-Term Bond Fund	113,354	163,153	46,804	767	230,480
Fidelity Strategic Income Fund	65,430	88,317	25,934	1,927	126,472
Fidelity Strategic Real Return Fund	123,798	172,100	49,718	2,243	244,803
Fidelity Total Bond Fund	372,304	509,544	149,065	8,553	734,337
Total	$ 2,311,797	$ 3,082,027	$ 1,028,084	$ 36,286	$ 4,420,051
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,981,377) - See accompanying schedule		$ 4,420,051
Receivable for fund shares sold		1,000
Total assets		4,421,051

Liabilities
Payable for investments purchased	$ 1,000
Distribution and service plan fees payable	168
Total liabilities		1,168

Net Assets		$ 4,419,883
Net Assets consist of:
Paid in capital		$ 3,964,984
Undistributed net investment income		999
Accumulated undistributed net realized gain (loss) on investments		15,226
Net unrealized appreciation (depreciation) on investments		438,674
Net Assets		$ 4,419,883

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,877 ÷ 2,438.09 shares)		$ 55.32

Maximum offering price per share (100/94.25 of $55.32)		$ 58.69
Class T: Net Asset Value and redemption price per share ($118,090 ÷ 2,134.68 shares)		$ 55.32

Maximum offering price per share (100/96.50 of $55.32)		$ 57.33

Class C: Net Asset Value and offering price per share ($105,155 ÷ 1,906.01 shares)A		$ 55.17

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($4,030,823 ÷ 72,853.29 shares)		$ 55.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,938 ÷ 559.21 shares)		$ 55.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 36,286

Expenses
Distribution and service plan fees	$ 1,004
Independent trustees' compensation	6
Total expenses before reductions	1,010
Expense reductions	(6)	1,004
Net investment income (loss)		35,282
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,573)
Capital gain distributions from underlying funds	67,308
Total net realized gain (loss)		52,735
Change in net unrealized appreciation (depreciation) on underlying funds		68,882
Net gain (loss)		121,617
Net increase (decrease) in net assets resulting from operations		$ 156,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,282	$ 46,047
Net realized gain (loss)	52,735	119,857
Change in net unrealized appreciation (depreciation)	68,882	155,950
Net increase (decrease) in net assets resulting from operations	156,899	321,854
Distributions to shareholders from net investment income	(34,646)	(45,956)
Distributions to shareholders from net realized gain	(79,768)	(9,447)
Total distributions	(114,414)	(55,403)
Share transactions - net increase (decrease)	2,065,751	(46,535)
Total increase (decrease) in net assets	2,108,236	219,916

Net Assets
Beginning of period	2,311,647	2,091,731
End of period (including undistributed net investment income of $999 and undistributed net investment income of $363, respectively)	$ 4,419,883	$ 2,311,647

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Income from Investment Operations
Net investment income (loss) E	.501	.953	.739	.858	.744	.856
Net realized and unrealized gain (loss)	2.314	6.186	.384	5.317	4.191	(6.093)
Total from investment operations	2.815	7.139	1.123	6.175	4.935	(5.237)
Distributions from net investment income	(.422)	(.909)	(.769)	(.802)	(.710)	(.873)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.935)	(1.109)	(.903)	(.995)	(.875)	(1.073)
Net asset value, end of period	$ 55.32	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Total Return B, C, D	5.27%	14.95%	2.44%	14.43%	12.72%	(11.24)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.82% A	1.85%	1.59%	1.82%	1.76%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 121	$ 76	$ 34	$ 32	$ 115
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) E	.433	.820	.624	.736	.636	.791
Net realized and unrealized gain (loss)	2.309	6.201	.367	5.326	4.191	(6.111)
Total from investment operations	2.742	7.021	.991	6.062	4.827	(5.320)
Distributions from net investment income	(.349)	(.781)	(.647)	(.689)	(.612)	(.780)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.862)	(.981)	(.781)	(.882)	(.777)	(.980)
Net asset value, end of period	$ 55.32	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Total Return B, C, D	5.13%	14.69%	2.15%	14.15%	12.43%	(11.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.57% A	1.59%	1.34%	1.57%	1.50%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 135	$ 105	$ 127	$ 37	$ 57
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Income from Investment Operations
Net investment income (loss) E	.294	.561	.390	.505	.424	.611
Net realized and unrealized gain (loss)	2.304	6.186	.379	5.319	4.192	(6.107)
Total from investment operations	2.598	6.747	.769	5.824	4.616	(5.496)
Distributions from net investment income	(.245)	(.587)	(.435)	(.441)	(.421)	(.594)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.758)	(.787)	(.569)	(.634)	(.586)	(.794)
Net asset value, end of period	$ 55.17	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Total Return B, C, D	4.87%	14.10%	1.67%	13.59%	11.87%	(11.89)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07% A	1.09%	.84%	1.08%	1.01%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 84	$ 74	$ 72	$ 91	$ 57
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Income from Investment Operations
Net investment income (loss) D	.569	1.076	.857	.969	.849	.965
Net realized and unrealized gain (loss)	2.314	6.200	.377	5.332	4.187	(6.112)
Total from investment operations	2.883	7.276	1.234	6.301	5.036	(5.147)
Distributions from net investment income	(.490)	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(2.003)	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 55.33	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return B, C	5.40%	15.26%	2.68%	14.74%	12.99%	(11.02)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07% A	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,031	$ 1,942	$ 1,811	$ 1,345	$ 2,051	$ 1,165
Portfolio turnover rate E	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) D	.569	1.078	.857	.973	.848	.974
Net realized and unrealized gain (loss)	2.304	6.198	.377	5.328	4.188	(6.111)
Total from investment operations	2.873	7.276	1.234	6.301	5.036	(5.137)
Distributions from net investment income	(.490)	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(2.003)	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 55.32	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return B, C	5.38%	15.26%	2.68%	14.74%	12.99%	(11.00)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07% A	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 29	$ 25	$ 29	$ 38	$ 58
Portfolio turnover rate E	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.8
Fidelity Blue Chip Growth Fund	6.3	6.3
Fidelity Equity-Income Fund	9.5	9.7
Fidelity Large Cap Stock Fund	7.1	7.3
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	11.0	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	47.7	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.6	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.0
	6.0	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.3	15.8
	27.2	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.9
Fidelity Short-Term Bond Fund	4.3	3.9
	8.5	7.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Expected
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	9.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.3%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,418	$ 438,635
Fidelity Blue Chip Growth Fund (b)	6,624	413,316
Fidelity Equity-Income Fund (b)	11,128	631,065
Fidelity Large Cap Stock Fund (b)	17,676	468,956
Fidelity Series 100 Index Fund (b)	35,230	407,260
Fidelity Series Broad Market Opportunities Fund (b)	50,858	728,796
Fidelity Series Small Cap Opportunities Fund (b)	4,773	63,007
TOTAL DOMESTIC EQUITY FUNDS		3,151,035
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	18,258	701,472
TOTAL EQUITY FUNDS (Cost $3,405,987)		3,852,507
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (b)	20,100	197,583
Fidelity Strategic Income Fund (b)	18,298	198,897
TOTAL HIGH YIELD FIXED-INCOME FUNDS		396,480

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund (b)	35,033	$ 360,840
Fidelity Strategic Real Return Fund (b)	38,739	359,884
Fidelity Total Bond Fund (b)	102,096	1,078,132
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,798,856
TOTAL FIXED-INCOME FUNDS (Cost $2,221,204)		2,195,336
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	277,995	277,995
Fidelity Short-Term Bond Fund (b)	32,711	281,316
TOTAL SHORT-TERM FUNDS (Cost $558,268)		559,311
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,185,459)		6,607,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,361
NET ASSETS - 100%		$ 6,609,515
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 335,044	$ 110,020	$ 6,990	$ 701,472
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	238,758	66,443	357	438,635
Fidelity Blue Chip Growth Fund	259,016	207,062	66,544	1,160	413,316
Fidelity Capital & Income Fund	122,327	93,347	20,939	3,382	197,583
Fidelity Equity-Income Fund	398,541	297,958	68,421	6,084	631,065
Fidelity Government Income Fund	216,334	179,995	37,344	2,071	360,840
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	146,055	28,516	81	277,995
Fidelity Large Cap Stock Fund	299,339	220,777	72,570	2,095	468,956
Fidelity Series 100 Index Fund	258,437	191,358	49,452	6,071	407,260
Fidelity Series Broad Market Opportunities Fund	458,271	335,062	99,776	2,527	728,796
Fidelity Series Small Cap Opportunities Fund	39,848	33,117	8,977	12	63,007
Fidelity Short-Term Bond Fund	160,540	148,393	28,515	839	281,316
Fidelity Strategic Income Fund	122,231	99,613	20,939	2,782	198,897
Fidelity Strategic Real Return Fund	216,334	182,289	37,343	2,929	359,884
Fidelity Total Bond Fund	650,627	537,935	111,930	11,554	1,078,132
Total	$ 4,101,279	$ 3,246,763	$ 827,729	$ 48,934	$ 6,607,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,185,459) - See accompanying schedule		$ 6,607,154
Receivable for investments sold		2,375
Receivable for fund shares sold		61,176
Total assets		6,670,705

Liabilities
Payable for investments purchased	$ 57,043
Payable for fund shares redeemed	4,000
Distribution and service plan fees payable	147
Total liabilities		61,190

Net Assets		$ 6,609,515
Net Assets consist of:
Paid in capital		$ 6,158,977
Undistributed net investment income		1,440
Accumulated undistributed net realized gain (loss) on investments		27,403
Net unrealized appreciation (depreciation) on investments		421,695
Net Assets		$ 6,609,515

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,462 ÷ 1,440.883 shares)		$ 56.54

Maximum offering price per share (100/94.25 of $56.54)		$ 59.99

Class T: Net Asset Value and redemption price per share ($12,653 ÷ 223.459 shares)		$ 56.62

Maximum offering price per share (100/96.50 of $56.62)		$ 58.67

Class C: Net Asset Value and offering price per share ($162,209 ÷ 2,879.806 shares)A		$ 56.33

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($6,350,751 ÷ 112,414.385 shares)		$ 56.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,440 ÷ 43.187 shares)		$ 56.50
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 48,934

Expenses
Distribution and service plan fees	$ 839
Independent trustees' compensation	9
Total expenses before reductions	848
Expense reductions	(9)	839
Net investment income (loss)		48,095
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,883
Capital gain distributions from underlying funds	92,810
Total net realized gain (loss)		94,693
Change in net unrealized appreciation (depreciation) on underlying funds		84,955
Net gain (loss)		179,648
Net increase (decrease) in net assets resulting from operations		$ 227,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,095	$ 61,641
Net realized gain (loss)	94,693	103,462
Change in net unrealized appreciation (depreciation)	84,955	281,207
Net increase (decrease) in net assets resulting from operations	227,743	446,310
Distributions to shareholders from net investment income	(47,376)	(61,371)
Distributions to shareholders from net realized gain	(72,509)	(14,161)
Total distributions	(119,885)	(75,532)
Share transactions - net increase (decrease)	2,400,509	1,101,109
Total increase (decrease) in net assets	2,508,367	1,471,887

Net Assets
Beginning of period	4,101,148	2,629,261
End of period (including undistributed net investment income of $1,440 and undistributed net investment income of $721, respectively)	$ 6,609,515	$ 4,101,148

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) E	.480	.927	.762	.789	.722	.933
Net realized and unrealized gain (loss)	2.472	6.538	.331	5.608	4.298	(6.238)
Total from investment operations	2.952	7.465	1.093	6.397	5.020	(5.305)
Distributions from net investment income	(.440)	(.933)	(.771)	(.805)	(.710)	(.885)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.322)	(1.185)	(.903)	(.997)	(.810)	(1.095)
Net asset value, end of period	$ 56.54	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Total Return B, C, D	5.44%	15.58%	2.36%	14.94%	12.97%	(11.41)%
Ratios to Average Net Assets F, G
Expenses before reductions	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79% A	1.79%	1.64%	1.67%	1.70%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 10	$ 7	$ 96	$ 34	$ 57
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Income from Investment Operations
Net investment income (loss) E	.428	.781	.649	.672	.616	.836
Net realized and unrealized gain (loss)	2.447	6.563	.312	5.604	4.301	(6.227)
Total from investment operations	2.875	7.344	.961	6.276	4.917	(5.391)
Distributions from net investment income	(.373)	(.702)	(.649)	(.704)	(.607)	(.789)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.255)	(.954)	(.781)	(.896)	(.707)	(.999)
Net asset value, end of period	$ 56.62	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Total Return B, C, D	5.28%	15.30%	2.08%	14.64%	12.69%	(11.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53% A	1.53%	1.39%	1.42%	1.45%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 10	$ 51	$ 131	$ 111	$ 102
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Income from Investment Operations
Net investment income (loss) E	.287	.532	.415	.435	.402	.664
Net realized and unrealized gain (loss)	2.442	6.524	.310	5.609	4.305	(6.229)
Total from investment operations	2.729	7.056	.725	6.044	4.707	(5.565)
Distributions from net investment income	(.267)	(.604)	(.463)	(.482)	(.397)	(.605)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.149)	(.856)	(.595)	(.674)	(.497)	(.815)
Net asset value, end of period	$ 56.33	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Total Return B, C, D	5.04%	14.71%	1.57%	14.08%	12.13%	(12.06)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03% A	1.03%	.89%	.93%	.95%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162	$ 154	$ 107	$ 79	$ 99	$ 57
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.567	1.051	.885	.910	.833	1.015
Net realized and unrealized gain (loss)	2.447	6.531	.317	5.602	4.297	(6.231)
Total from investment operations	3.014	7.582	1.202	6.512	5.130	(5.216)
Distributions from net investment income	(.512)	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.394)	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 56.49	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Total Return B, C	5.56%	15.86%	2.60%	15.21%	13.26%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03% A	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,351	$ 3,925	$ 2,462	$ 1,797	$ 1,262	$ 384
Portfolio turnover rate E	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.564	1.040	.865	.906	.828	1.022
Net realized and unrealized gain (loss)	2.450	6.552	.327	5.616	4.302	(6.238)
Total from investment operations	3.014	7.592	1.192	6.522	5.130	(5.216)
Distributions from net investment income	(.512)	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.394)	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 56.50	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Total Return B, C	5.56%	15.88%	2.58%	15.24%	13.26%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03% A	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 2	$ 48	$ 62	$ 57
Portfolio turnover rate E	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	7.0
Fidelity Blue Chip Growth Fund	6.4	6.5
Fidelity Equity-Income Fund	9.8	10.0
Fidelity Large Cap Stock Fund	7.3	7.5
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.3	11.5
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	49.0	50.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.2
Fidelity Strategic Real Return Fund	5.4	5.2
Fidelity Total Bond Fund	16.2	15.7
	27.0	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.9	2.6
Fidelity Short-Term Bond Fund	3.0	2.6
	5.9	5.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.0%
International EquityFunds	11.7%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	50.0%
International EquityFunds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

Expected
Domestic Equity Funds	49.1%
International EquityFunds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	6.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	85,529	$ 1,751,637
Fidelity Blue Chip Growth Fund (b)	26,499	1,653,530
Fidelity Equity-Income Fund (b)	44,462	2,521,438
Fidelity Large Cap Stock Fund (b)	70,656	1,874,508
Fidelity Series 100 Index Fund (b)	140,991	1,629,856
Fidelity Series Broad Market Opportunities Fund (b)	203,184	2,911,627
Fidelity Series Small Cap Opportunities Fund (b)	18,945	250,067
TOTAL DOMESTIC EQUITY FUNDS		12,592,663
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	77,889	2,992,495
TOTAL EQUITY FUNDS (Cost $13,656,249)		15,585,158
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund (b)	82,960	815,501
Fidelity Strategic Income Fund (b)	75,526	820,963
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,636,464

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	135,002	$ 1,390,525
Fidelity Strategic Real Return Fund (b)	149,271	1,386,725
Fidelity Total Bond Fund (b)	393,669	4,157,145
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,934,395
TOTAL FIXED-INCOME FUNDS (Cost $8,567,758)		8,570,859
Short-Term Funds - 5.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	763,008	763,008
Fidelity Short-Term Bond Fund (b)	88,997	765,370
TOTAL SHORT-TERM FUNDS (Cost $1,524,545)		1,528,378
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,748,552)		25,684,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(247)
NET ASSETS - 100%		$ 25,684,148
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 1,441,763	$ 249,754	$ 29,506	$ 2,992,495
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	957,252	146,981	1,387	1,751,637
Fidelity Blue Chip Growth Fund	923,125	828,623	150,694	4,339	1,653,530
Fidelity Capital & Income Fund	450,899	393,881	40,309	13,357	815,501
Fidelity Equity-Income Fund	1,419,415	1,220,891	127,650	23,358	2,521,438
Fidelity Government Income Fund	742,543	707,975	67,170	7,650	1,390,525
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	425,729	35,763	205	763,008
Fidelity Large Cap Stock Fund	1,067,175	890,627	161,653	8,306	1,874,508
Fidelity Series 100 Index Fund	921,057	769,456	84,970	23,413	1,629,856
Fidelity Series Broad Market Opportunities Fund	1,632,066	1,350,495	200,758	9,804	2,911,627
Fidelity Series Small Cap Opportunities Fund	142,355	132,757	21,397	46	250,067
Fidelity Short-Term Bond Fund	373,234	425,554	35,763	2,133	765,370
Fidelity Strategic Income Fund	450,550	418,956	40,308	10,994	820,963
Fidelity Strategic Real Return Fund	742,556	716,655	67,169	10,805	1,386,725
Fidelity Total Bond Fund	2,230,384	2,122,379	201,516	42,505	4,157,145
Total	$ 14,212,893	$ 12,802,993	$ 1,631,855	$ 187,808	$ 25,684,395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $23,748,552) - See accompanying schedule		$ 25,684,395
Receivable for fund shares sold		104,775
Total assets		25,789,170

Liabilities
Payable for investments purchased	$ 104,634
Distribution and service plan fees payable	388
Total liabilities		105,022

Net Assets		$ 25,684,148
Net Assets consist of:
Paid in capital		$ 23,588,165
Undistributed net investment income		5,409
Accumulated undistributed net realized gain (loss) on investments		154,731
Net unrealized appreciation (depreciation) on investments		1,935,843
Net Assets		$ 25,684,148

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($399,923 ÷ 7,072.7 shares)		$ 56.54

Maximum offering price per share (100/94.25 of $56.54)		$ 59.99
Class T: Net Asset Value and redemption price per share ($422,951 ÷ 7,479.3 shares)		$ 56.55

Maximum offering price per share (100/96.50 of $56.55)		$ 58.60

Class C: Net Asset Value and offering price per share ($155,400 ÷ 2,753.9 shares)A		$ 56.43

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($24,616,437 ÷ 435,264.8 shares)		$ 56.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($89,437 ÷ 1,581.5 shares)		$ 56.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 187,808

Expenses
Distribution and service plan fees	$ 1,866
Independent trustees' compensation	32
Total expenses before reductions	1,898
Expense reductions	(32)	1,866
Net investment income (loss)		185,942
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,757)
Capital gain distributions from underlying funds	357,033
Total net realized gain (loss)		345,276
Change in net unrealized appreciation (depreciation) on underlying funds		312,118
Net gain (loss)		657,394
Net increase (decrease) in net assets resulting from operations		$ 843,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 185,942	$ 218,472
Net realized gain (loss)	345,276	390,240
Change in net unrealized appreciation (depreciation)	312,118	1,032,865
Net increase (decrease) in net assets resulting from operations	843,336	1,641,577
Distributions to shareholders from net investment income	(182,934)	(217,103)
Distributions to shareholders from net realized gain	(405,210)	(34,182)
Total distributions	(588,144)	(251,285)
Share transactions - net increase (decrease)	11,216,216	5,481,063
Total increase (decrease) in net assets	11,471,408	6,871,355

Net Assets
Beginning of period	14,212,740	7,341,385
End of period (including undistributed net investment income of $5,409 and undistributed net investment income of $2,401, respectively)	$ 25,684,148	$ 14,212,740

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) E	.515	.977	.782	.757	.747	.819
Net realized and unrealized gain (loss)	2.535	6.833	.281	5.719	4.285	(6.123)
Total from investment operations	3.050	7.810	1.063	6.476	5.032	(5.304)
Distributions from net investment income	(.468)	(.973)	(.791)	(.801)	(.717)	(.866)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.830)	(1.150)	(.923)	(.996)	(.822)	(1.066)
Net asset value, end of period	$ 56.54	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Total Return B, C, D	5.59%	16.28%	2.30%	15.12%	13.00%	(11.40)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.84% A	1.86%	1.66%	1.61%	1.77%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400	$ 70	$ 20	$ 23	$ 29	$ 88
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.446	.836	.660	.637	.642	.739
Net realized and unrealized gain (loss)	2.545	6.839	.287	5.727	4.281	(6.128)
Total from investment operations	2.991	7.675	.947	6.364	4.923	(5.389)
Distributions from net investment income	(.409)	(.838)	(.675)	(.679)	(.608)	(.771)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.771)	(1.015)	(.807)	(.874)	(.713)	(.971)
Net asset value, end of period	$ 56.55	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Total Return B, C, D	5.49%	15.98%	2.05%	14.85%	12.71%	(11.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.59% A	1.61%	1.42%	1.35%	1.52%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 423	$ 153	$ 132	$ 29	$ 37	$ 57
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.303	.582	.427	.402	.430	.560
Net realized and unrealized gain (loss)	2.541	6.821	.290	5.719	4.275	(6.123)
Total from investment operations	2.844	7.403	.717	6.121	4.705	(5.563)
Distributions from net investment income	(.262)	(.656)	(.465)	(.456)	(.390)	(.587)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.624)	(.833)	(.597)	(.651)	(.495)	(.787)
Net asset value, end of period	$ 56.43	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Total Return B, C, D	5.22%	15.40%	1.55%	14.26%	12.12%	(12.05)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09% A	1.12%	.91%	.85%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155	$ 97	$ 24	$ 28	$ 37	$ 56
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) D	.587	1.099	.897	.880	.857	.900
Net realized and unrealized gain (loss)	2.544	6.837	.284	5.719	4.279	(6.114)
Total from investment operations	3.131	7.936	1.181	6.599	5.136	(5.214)
Distributions from net investment income	(.529)	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.891)	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 56.56	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Total Return B, C	5.75%	16.57%	2.56%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.09% A	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,616	$ 13,862	$ 7,139	$ 5,524	$ 3,395	$ 1,395
Portfolio turnover rate E	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) D	.588	1.095	.896	.874	.855	.918
Net realized and unrealized gain (loss)	2.543	6.841	.275	5.725	4.281	(6.132)
Total from investment operations	3.131	7.936	1.171	6.599	5.136	(5.214)
Distributions from net investment income	(.529)	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.891)	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 56.55	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Total Return B, C	5.75%	16.57%	2.54%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.09% A	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 30	$ 26	$ 29	$ 38	$ 57
Portfolio turnover rate E	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 5,317,503	$ 325,129	$ -	$ 325,129
Fidelity Income Replacement 2018 Fund	6,451,244	295,054	(63,544)	231,510
Fidelity Income Replacement 2020 Fund	6,828,958	600,832	(56,989)	543,843
Fidelity Income Replacement 2022 Fund	7,289,145	391,803	(79,145)	312,658
Fidelity Income Replacement 2024 Fund	5,620,525	288,738	(51,392)	237,346
Fidelity Income Replacement 2026 Fund	3,602,078	213,877	(33,487)	180,390
Fidelity Income Replacement 2028 Fund	8,113,489	897,411	(69,459)	827,952
Fidelity Income Replacement 2030 Fund	12,240,199	778,973	(94,825)	684,148
Fidelity Income Replacement 2032 Fund	6,414,719	594,776	(64,645)	530,131
Fidelity Income Replacement 2034 Fund	5,916,386	619,394	(52,397)	566,997
Fidelity Income Replacement 2036 Fund	6,113,217	470,447	(78,185)	392,262
Fidelity Income Replacement 2038 Fund	3,995,195	441,490	(16,634)	424,856
Fidelity Income Replacement 2040 Fund	6,204,428	467,147	(64,421)	402,726
Fidelity Income Replacement 2042 Fund	23,795,979	2,116,209	(227,793)	1,888,416

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total capital loss carryforward
Fidelity Income Replacement 2016 Fund	$ -	$ (107,587)	$ (107,587)
Fidelity Income Replacement 2018 Fund	(391,941)	(37,212)	(429,153)
Fidelity Income Replacement 2022 Fund	(431,402)	(74,118)	(505,520)
Fidelity Income Replacement 2024 Fund	-	(118)	(118)
Fidelity Income Replacement 2026 Fund	(155,084)	-	(155,084)
Fidelity Income Replacement 2028 Fund	(152,928)	(210,425)	(363,353)
Fidelity Income Replacement 2030 Fund	(54,186)	-	(54,186)
Fidelity Income Replacement 2032 Fund	(103,033)	-	(103,033)
Fidelity Income Replacement 2034 Fund	-	(2,756)	(2,756)
Fidelity Income Replacement 2036 Fund	(106,154)	(2,877)	(109,031)
Fidelity Income Replacement 2040 Fund	(16,857)	(16,690)	(33,547)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,044,304	1,769,597
Fidelity Income Replacement 2018 Fund	2,485,369	1,599,513
Fidelity Income Replacement 2020 Fund	2,277,268	1,025,481
Fidelity Income Replacement 2022 Fund	3,121,628	525,175
Fidelity Income Replacement 2024 Fund	3,335,266	397,722
Fidelity Income Replacement 2026 Fund	1,947,959	363,222
Fidelity Income Replacement 2028 Fund	2,033,700	1,326,718
Fidelity Income Replacement 2030 Fund	7,771,816	878,743
Fidelity Income Replacement 2032 Fund	2,682,335	619,225
Fidelity Income Replacement 2034 Fund	2,679,585	468,994
Fidelity Income Replacement 2036 Fund	2,494,180	663,868
Fidelity Income Replacement 2038 Fund	3,082,027	1,028,084
Fidelity Income Replacement 2040 Fund	3,246,763	827,729
Fidelity Income Replacement 2042 Fund	12,802,993	1,631,855

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 371	$ -
Class T	.25%	.25%	330	-
Class C	.75%	.25%	2,731	1
			$ 3,432	$ 1
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,008	$ -
Class T	.25%	.25%	938	-
Class C	.75%	.25%	2,297	558
			$ 4,243	$ 558
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 932	$ 198
Class T	.25%	.25%	242	2
Class C	.75%	.25%	1,828	272
			$ 3,002	$ 472
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 515	$ -
Class T	.25%	.25%	2	2
Class C	.75%	.25%	273	119
			$ 790	$ 121
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 566	$ 285
Class T	.25%	.25%	478	112
Class C	.75%	.25%	571	20
			$ 1,615	$ 417

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 364	$ -
Class T	.25%	.25%	270	14
Class C	.75%	.25%	156	156
			$ 790	$ 170
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 113	$ -
Class T	.25%	.25%	828	-
Class C	.75%	.25%	88	-
			$ 1,029	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 234	$ -
Class T	.25%	.25%	40	18
Class C	.75%	.25%	1,556	133
			$ 1,830	$ 151
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 456	$ 2
Class T	.25%	.25%	74	68
Class C	.75%	.25%	353	160
			$ 883	$ 230
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 72	$ 23
Class T	.25%	.25%	226	66
Class C	.75%	.25%	265	101
			$ 563	$ 190
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 100	$ 31
Class T	.25%	.25%	810	8
Class C	.75%	.25%	1,797	889
			$ 2,707	$ 928
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 161	$ 6
Class T	.25%	.25%	334	14
Class C	.75%	.25%	509	78
			$ 1,004	$ 98
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 14	$ 10
Class T	.25%	.25%	29	18
Class C	.75%	.25%	796	165
			$ 839	$ 193
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 201	$ 4
Class T	.25%	.25%	928	66
Class C	.75%	.25%	737	553
			$ 1,866	$ 623

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund	Retained by FDC
Class A	$ 305

Fidelity Income Replacement 2020 Fund
Class A	$ 2,022

Fidelity Income Replacement 2022 Fund
Class A	$ 224

Fidelity Income Replacement 2024 Fund
Class A	$ 408

Fidelity Income Replacement 2026 Fund
Class T	$ 6

Fidelity Income Replacement 2028 Fund
Class T	$ 299

Fidelity Income Replacement 2030 Fund
Class A	$ 675

Fidelity Income Replacement 2032 Fund
Class T	$ 36

Fidelity Income Replacement 2036 Fund
Class A	$ 808
Class T	123
$ 931
Fidelity Income Replacement 2038 Fund
Class A	$ 55

Fidelity Income Replacement 2042 Fund
Class A	$ 11
Class C*	340
$ 351

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 12
Fidelity Income Replacement 2018 Fund	12
Fidelity Income Replacement 2020 Fund	12
Fidelity Income Replacement 2022 Fund	11
Fidelity Income Replacement 2024 Fund	7
Fidelity Income Replacement 2026 Fund	5
Fidelity Income Replacement 2028 Fund	16
Fidelity Income Replacement 2030 Fund	15
Fidelity Income Replacement 2032 Fund	11
Fidelity Income Replacement 2034 Fund	9

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

Reimbursement*
Fidelity Income Replacement 2036 Fund	$ 9
Fidelity Income Replacement 2038 Fund	6
Fidelity Income Replacement 2040 Fund	9
Fidelity Income Replacement 2042 Fund	32

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 945	$ 7,086
Class T	305	1,130
Class C	403	2,837
Income Replacement 2016	24,726	70,663
Institutional Class	126	447
Total	$ 26,505	$ 82,163
From net realized gain
Class A	$ 158	$ 3,311
Class T	101	617
Class C	411	3,251
Income Replacement 2016	3,986	22,904
Institutional Class	19	143
Total	$ 4,675	$ 30,226
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 5,184	$ 9,944
Class T	2,490	1,343
Class C	1,193	2,932
Income Replacement 2018	30,734	64,536
Institutional Class	3,637	7,319
Total	$ 43,238	$ 86,074
From net realized gain
Class A	$ 1,215	$ 4,058
Class T	709	695
Class C	655	2,364
Income Replacement 2018	6,313	22,722
Institutional Class	702	2,370
Total	$ 9,594	$ 32,209
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 5,451	$ 5,982
Class T	545	2,133
Class C	1,186	2,522
Income Replacement 2020	43,585	78,702
Institutional Class	429	242
Total	$ 51,196	$ 89,581
From net realized gain
Class A	$ 5,948	$ 1,965
Class T	736	907
Class C	2,820	1,535
Income Replacement 2020	40,554	20,732
Institutional Class	569	67
Total	$ 50,627	$ 25,206

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,966	$ 5,998
Class T	5	12
Class C	200	279
Income Replacement 2022	50,627	76,474
Institutional Class	47	64
Total	$ 53,845	$ 82,827
From net realized gain
Class A	$ 934	$ 1,895
Class T	2	3
Class C	122	142
Income Replacement 2022	14,203	19,965
Institutional Class	8	17
Total	$ 15,269	$ 22,022
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,329	$ 4,019
Class T	1,128	2,626
Class C	425	1,172
Income Replacement 2024	30,809	33,777
Institutional Class	234	506
Total	$ 35,925	$ 42,100
From net realized gain
Class A	$ 2,848	$ 647
Class T	1,149	748
Class C	691	465
Income Replacement 2024	23,642	7,431
Institutional Class	169	108
Total	$ 28,499	$ 9,399
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,018	$ 5,115
Class T	718	1,165
Class C	123	125
Income Replacement 2026	22,948	30,035
Institutional Class	240	495
Total	$ 26,047	$ 36,935
From net realized gain
Class A	$ 658	$ 1,333
Class T	292	329
Class C	79	41
Income Replacement 2026	7,228	7,049
Institutional Class	71	111
Total	$ 8,328	$ 8,863

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 649	$ 2,263
Class T	2,253	2,225
Class C	77	253
Income Replacement 2028	76,213	118,706
Institutional Class	797	760
Total	$ 79,989	$ 124,207
From net realized gain
Class A	$ 233	$ 602
Class T	942	568
Class C	46	107
Income Replacement 2028	23,651	25,172
Institutional Class	246	110
Total	$ 25,118	$ 26,559
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,431	$ 1,705
Class T	96	201
Class C	1,229	3,279
Income Replacement 2030	80,214	74,151
Institutional Class	708	671
Total	$ 83,678	$ 80,007
From net realized gain
Class A	$ 547	$ 386
Class T	44	60
Class C	831	1,336
Income Replacement 2030	27,620	15,711
Institutional Class	232	111
Total	$ 29,274	$ 17,604
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,417	$ 3,854
Class T	221	358
Class C	334	598
Income Replacement 2032	51,464	76,811
Institutional Class	179	342
Total	$ 55,615	$ 81,963
From net realized gain
Class A	$ 3,737	$ 1,834
Class T	380	199
Class C	928	440
Income Replacement 2032	69,805	30,021
Institutional Class	254	140
Total	$ 75,104	$ 32,634

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 688	$ 326
Class T	579	537
Class C	245	519
Income Replacement 2034	43,290	51,986
Institutional Class	1,584	2,565
Total	$ 46,386	$ 55,933
From net realized gain
Class A	$ 746	$ 76
Class T	566	99
Class C	342	184
Income Replacement 2034	31,749	9,314
Institutional Class	1,271	521
Total	$ 34,674	$ 10,194
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 909	$ 426
Class T	2,283	4,336
Class C	1,615	2,240
Income Replacement 2036	42,980	63,610
Institutional Class	6	13
Total	$ 47,793	$ 70,625
From net realized gain
Class A	$ 404	$ 81
Class T	1,137	1,001
Class C	1,121	622
Income Replacement 2036	14,922	11,064
Institutional Class	2	2
Total	$ 17,586	$ 12,770
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,006	$ 1,288
Class T	786	1,710
Class C	465	899
Income Replacement 2038	32,118	41,508
Institutional Class	271	551
Total	$ 34,646	$ 45,956
From net realized gain
Class A	$ 3,479	$ 210
Class T	3,745	429
Class C	2,806	305
Income Replacement 2038	68,917	8,397
Institutional Class	821	106
Total	$ 79,768	$ 9,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 74	$ 141
Class T	80	240
Class C	765	1,360
Income Replacement 2040	46,435	59,586
Institutional Class	22	44
Total	$ 47,376	$ 61,371
From net realized gain
Class A	$ 137	$ 37
Class T	176	107
Class C	2,496	555
Income Replacement 2040	69,663	13,452
Institutional Class	37	10
Total	$ 72,509	$ 14,161
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 2,323	$ 552
Class T	3,007	2,294
Class C	596	392
Income Replacement 2042	176,343	213,286
Institutional Class	665	579
Total	$ 182,934	$ 217,103
From net realized gain
Class A	$ 3,666	$ 74
Class T	8,953	482
Class C	4,811	89
Income Replacement 2042	386,619	33,444
Institutional Class	1,161	93
Total	$ 405,210	$ 34,182

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	163	824	8,297
Shares redeemed	(2,566)	(11,297)	(133,105)	(577,897)
Net increase (decrease)	(2,550)	(11,134)	$ (132,281)	$ (569,600)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	28	323	1,401
Shares redeemed	(148)	(1,244)	(7,655)	(63,469)
Net increase (decrease)	(142)	(1,216)	$ (7,332)	$ (62,068)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	85	505	4,320
Shares redeemed	(1,289)	(6,563)	(66,566)	(336,404)
Net increase (decrease)	(1,279)	(6,478)	$ (66,061)	$ (332,084)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
Income Replacement 2016
Shares sold	9,394	32,858	$ 485,911	$ 1,681,315
Reinvestment of distributions	277	905	14,356	46,083
Shares redeemed	(20,073)	(52,922)	(1,040,707)	(2,704,793)
Net increase (decrease)	(10,402)	(19,159)	$ (540,440)	$ (977,395)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	12	145	590
Shares redeemed	(116)	(402)	(6,015)	(20,428)
Net increase (decrease)	(113)	(390)	$ (5,870)	$ (19,838)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,117	1,844	$ 58,645	$ 96,498
Reinvestment of distributions	71	165	3,774	8,476
Shares redeemed	(739)	(2,302)	(39,199)	(118,731)
Net increase (decrease)	449	(293)	$ 23,220	$ (13,757)
Class T
Shares sold	7,504	-	$ 395,767	$ -
Reinvestment of distributions	52	18	2,795	908
Shares redeemed	(621)	(626)	(33,004)	(32,478)
Net increase (decrease)	6,935	(608)	$ 365,558	$ (31,570)
Class C
Shares sold	938	2,007	$ 50,000	$ 104,323
Reinvestment of distributions	32	96	1,709	4,895
Shares redeemed	(1,348)	(1,291)	(70,542)	(66,610)
Net increase (decrease)	(378)	812	$ (18,833)	$ 42,608
Income Replacement 2018
Shares sold	30,651	19,009	$ 1,631,950	$ 982,691
Reinvestment of distributions	249	656	13,246	33,655
Shares redeemed	(21,674)	(22,946)	(1,150,699)	(1,182,626)
Net increase (decrease)	9,226	(3,281)	$ 494,497	$ (166,280)
Institutional Class
Shares sold	-	3,981	$ -	$ 204,782
Reinvestment of distributions	80	145	4,257	7,435
Shares redeemed	(623)	(4,070)	(32,978)	(209,387)
Net increase (decrease)	(543)	56	$ (28,721)	$ 2,830
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	7,069	474	$ 380,130	$ 25,017
Reinvestment of distributions	142	103	7,707	5,331
Shares redeemed	(789)	(967)	(42,846)	(50,578)
Net increase (decrease)	6,422	(390)	$ 344,991	$ (20,230)
Class T
Shares sold	1	129	$ 83	$ 6,823
Reinvestment of distributions	19	49	1,060	2,541
Shares redeemed	(193)	(2,023)	(10,401)	(108,390)
Net increase (decrease)	(173)	(1,845)	$ (9,258)	$ (99,026)
Class C
Shares sold	4,485	568	$ 243,397	$ 29,000
Reinvestment of distributions	55	57	2,970	2,907
Shares redeemed	(2,010)	(648)	(108,287)	(33,562)
Net increase (decrease)	2,530	(23)	$ 138,080	$ (1,655)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2020 Fund
Income Replacement 2020
Shares sold	21,778	45,319	$ 1,191,747	$ 2,366,414
Reinvestment of distributions	1,005	908	54,710	46,992
Shares redeemed	(10,475)	(27,089)	(564,644)	(1,420,725)
Net increase (decrease)	12,308	19,138	$ 681,813	$ 992,681
Institutional Class
Shares sold	1,372	-	$ 75,000	$ -
Reinvestment of distributions	18	6	997	309
Shares redeemed	(31)	-	(1,690)	-
Net increase (decrease)	1,359	6	$ 74,307	$ 309
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	534	-	$ 28,650	$ -
Reinvestment of distributions	32	71	1,762	3,695
Shares redeemed	(2,176)	(496)	(122,248)	(26,081)
Net increase (decrease)	(1,610)	(425)	$ (91,836)	$ (22,386)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	6	15
Shares redeemed	-	(91)	-	(4,748)
Net increase (decrease)	0*	(91)	$ 6	$ (4,733)
Class C
Shares sold	-	431	$ -	$ 23,074
Reinvestment of distributions	4	1	161	67
Shares redeemed	-	-	-	-
Net increase (decrease)	4	432	$ 161	$ 23,141
Income Replacement 2022
Shares sold	56,621	23,547	$ 3,137,946	$ 1,241,849
Reinvestment of distributions	487	598	27,170	30,901
Shares redeemed	(10,374)	(18,669)	(574,217)	(986,018)
Net increase (decrease)	46,734	5,476	$ 2,590,899	$ 286,732
Institutional Class
Shares sold	451	-	$ 25,000	$ -
Reinvestment of distributions	1	2	55	81
Shares redeemed	-	-	-	-
Net increase (decrease)	452	2	$ 25,055	$ 81
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	907	4,821	$ 51,287	$ 249,930
Reinvestment of distributions	101	70	5,698	3,660
Shares redeemed	(49)	(1,358)	(2,736)	(70,040)
Net increase (decrease)	959	3,533	$ 54,249	$ 183,550
Class T
Shares sold	-	182	$ -	$ 10,000
Reinvestment of distributions	26	30	1,448	1,572
Shares redeemed	(106)	(210)	(5,913)	(11,083)
Net increase (decrease)	(80)	2	$ (4,465)	$ 489
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	6	320	319
Shares redeemed	(37)	(1,320)	(2,016)	(68,217)
Net increase (decrease)	(31)	(1,314)	$ (1,696)	$ (67,898)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2024 Fund
Income Replacement 2024
Shares sold	56,353	17,502	$ 3,158,814	$ 923,490
Reinvestment of distributions	641	343	36,219	17,775
Shares redeemed	(6,109)	(9,492)	(342,572)	(496,528)
Net increase (decrease)	50,885	8,353	$ 2,852,461	$ 444,737
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	12	403	614
Shares redeemed	-	-	-	-
Net increase (decrease)	7	12	$ 403	$ 614
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	3,297	$ -	$ 164,296
Reinvestment of distributions	37	104	2,113	5,368
Shares redeemed	(993)	(628)	(56,177)	(32,970)
Net increase (decrease)	(956)	2,773	$ (54,064)	$ 136,694
Class T
Shares sold	580	147	$ 32,192	$ 7,752
Reinvestment of distributions	14	22	809	1,126
Shares redeemed	(65)	(4,570)	(3,661)	(229,341)
Net increase (decrease)	529	(4,401)	$ 29,340	$ (220,463)
Class C
Shares sold	-	372	$ -	$ 20,181
Reinvestment of distributions	4	3	202	166
Shares redeemed	-	-	-	-
Net increase (decrease)	4	375	$ 202	$ 20,347
Income Replacement 2026
Shares sold	33,660	15,295	$ 1,893,236	$ 797,527
Reinvestment of distributions	307	419	17,442	21,602
Shares redeemed	(6,041)	(10,796)	(341,174)	(570,139)
Net increase (decrease)	27,926	4,918	$ 1,569,504	$ 248,990
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	11	311	606
Shares redeemed	-	-	-	-
Net increase (decrease)	6	11	$ 311	$ 606
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	446	1,289	$ 25,000	$ 71,770
Reinvestment of distributions	11	55	636	2,865
Shares redeemed	(1,214)	(1,798)	(68,339)	(97,320)
Net increase (decrease)	(757)	(454)	$ (42,703)	$ (22,685)
Class T
Shares sold	(22)	3,419	$ (1,224)	$ 190,058
Reinvestment of distributions	24	18	1,415	932
Shares redeemed	(104)	(93)	(5,942)	(4,963)
Net increase (decrease)	(102)	3,344	$ (5,751)	$ 186,027
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	123	214
Shares redeemed	(38)	(339)	(2,199)	(18,000)
Net increase (decrease)	(36)	(335)	$ (2,076)	$ (17,786)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2028 Fund
Income Replacement 2028
Shares sold	34,119	48,154	$ 1,920,752	$ 2,584,155
Reinvestment of distributions	861	1,125	49,633	58,544
Shares redeemed	(23,435)	(21,518)	(1,335,397)	(1,167,596)
Net increase (decrease)	11,545	27,761	$ 634,988	$ 1,475,103
Institutional Class
Shares sold	-	1,004	$ -	$ 53,885
Reinvestment of distributions	18	16	1,043	870
Shares redeemed	-	-	-	-
Net increase (decrease)	18	1,020	$ 1,043	$ 54,755
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,357	933	$ 134,471	$ 49,913
Reinvestment of distributions	16	19	946	1,002
Shares redeemed	(1,238)	(44)	(71,348)	(2,337)
Net increase (decrease)	1,135	908	$ 64,069	$ 48,578
Class T
Shares sold	7	11	$ 400	$ 618
Reinvestment of distributions	2	5	140	261
Shares redeemed	-	-	-	-
Net increase (decrease)	9	16	$ 540	$ 879
Class C
Shares sold	83	305	$ 4,800	$ 16,713
Reinvestment of distributions	29	51	1,665	2,604
Shares redeemed	(425)	(884)	(24,022)	(46,510)
Net increase (decrease)	(313)	(528)	$ (17,557)	$ (27,193)
Income Replacement 2030
Shares sold	133,602	39,836	$ 7,634,462	$ 2,147,451
Reinvestment of distributions	1,262	950	72,888	49,163
Shares redeemed	(17,954)	(14,994)	(1,018,512)	(778,185)
Net increase (decrease)	116,910	25,792	$ 6,688,838	$ 1,418,429
Institutional Class
Shares sold	458	538	$ 25,000	$ 27,920
Reinvestment of distributions	16	15	940	782
Shares redeemed	-	-	-	-
Net increase (decrease)	474	553	$ 25,940	$ 28,702
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,196	-	$ 226,000	$ -
Reinvestment of distributions	93	112	4,989	5,527
Shares redeemed	(56)	(320)	(3,052)	(16,355)
Net increase (decrease)	4,233	(208)	$ 227,937	$ (10,828)
Class T
Shares sold	128	489	$ 6,990	$ 25,000
Reinvestment of distributions	11	11	601	557
Shares redeemed	-	(489)	-	(24,956)
Net increase (decrease)	139	11	$ 7,591	$ 601
Class C
Shares sold	-	190	$ -	$ 9,600
Reinvestment of distributions	24	21	1,262	1,038
Shares redeemed	-	-	-	-
Net increase (decrease)	24	211	$ 1,262	$ 10,638

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2032 Fund
Income Replacement 2032
Shares sold	44,636	30,500	$ 2,403,742	$ 1,530,443
Reinvestment of distributions	1,794	1,495	96,160	73,685
Shares redeemed	(13,154)	(11,121)	(705,873)	(559,873)
Net increase (decrease)	33,276	20,874	$ 1,794,029	$ 1,044,255
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	10	433	482
Shares redeemed	-	-	-	-
Net increase (decrease)	8	10	$ 433	$ 482
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	1,728	-	$ 100,000	$ -
Reinvestment of distributions	5	8	293	402
Shares redeemed	-	-	-	-
Net increase (decrease)	1,733	8	$ 100,293	$ 402
Class T
Shares sold	-	1,105	$ -	$ 59,121
Reinvestment of distributions	20	12	1,145	636
Shares redeemed	-	-	-	-
Net increase (decrease)	20	1,117	$ 1,145	$ 59,757
Class C
Shares sold	78	583	$ 4,431	$ 30,000
Reinvestment of distributions	10	14	587	703
Shares redeemed	-	(583)	-	(29,858)
Net increase (decrease)	88	14	$ 5,018	$ 845
Income Replacement 2034
Shares sold	40,798	37,259	$ 2,354,739	$ 1,995,412
Reinvestment of distributions	912	626	52,648	32,352
Shares redeemed	(7,352)	(10,339)	(420,979)	(550,747)
Net increase (decrease)	34,358	27,546	$ 1,986,408	$ 1,477,017
Institutional Class
Shares sold	1,056	-	$ 60,681	$ -
Reinvestment of distributions	49	60	2,855	3,086
Shares redeemed	(9)	(15)	(540)	(770)
Net increase (decrease)	1,096	45	$ 62,996	$ 2,316
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,809	-	$ 103,759	$ -
Reinvestment of distributions	23	10	1,313	507
Shares redeemed	0*	(112)	(15)	(5,700)
Net increase (decrease)	1,832	(102)	$ 105,057	$ (5,193)
Class T
Shares sold	1,144	-	$ 65,660	$ -
Reinvestment of distributions	26	54	1,498	2,726
Shares redeemed	(156)	(348)	(8,815)	(18,208)
Net increase (decrease)	1,014	(294)	$ 58,343	$ (15,482)
Class C
Shares sold	-	3,311	$ -	$ 175,000
Reinvestment of distributions	33	54	1,927	2,730
Shares redeemed	(256)	(419)	(14,476)	(22,047)
Net increase (decrease)	(223)	2,946	$ (12,549)	$ 155,683

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2036 Fund
Income Replacement 2036
Shares sold	37,602	27,343	$ 2,160,153	$ 1,427,322
Reinvestment of distributions	452	604	26,087	30,579
Shares redeemed	(10,350)	(5,152)	(584,532)	(276,865)
Net increase (decrease)	27,704	22,795	$ 1,601,708	$ 1,181,036
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	8	15
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 8	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	128	1,696	$ 7,006	$ 87,117
Reinvestment of distributions	82	30	4,485	1,498
Shares redeemed	-	(1,076)	-	(54,240)
Net increase (decrease)	210	650	$ 11,491	$ 34,375
Class T
Shares sold	-	361	$ -	$ 19,357
Reinvestment of distributions	71	24	3,840	1,182
Shares redeemed	(412)	(87)	(23,045)	(4,480)
Net increase (decrease)	(341)	298	$ (19,205)	$ 16,059
Class C
Shares sold	299	-	$ 16,110	$ -
Reinvestment of distributions	60	24	3,271	1,204
Shares redeemed	-	-	-	-
Net increase (decrease)	359	24	$ 19,381	$ 1,204
Income Replacement 2038
Shares sold	53,322	12,010	$ 2,945,961	$ 616,548
Reinvestment of distributions	1,582	705	86,484	35,469
Shares redeemed	(17,719)	(14,450)	(979,453)	(750,847)
Net increase (decrease)	37,185	(1,735)	$ 2,052,992	$ (98,830)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	13	1,092	657
Shares redeemed	-	-	-	-
Net increase (decrease)	20	13	$ 1,092	$ 657
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,290	26	$ 73,305	$ 1,376
Reinvestment of distributions	4	4	211	178
Shares redeemed	(27)	-	(1,466)	-
Net increase (decrease)	1,267	30	$ 72,050	$ 1,554
Class T
Shares sold	37	78	$ 2,091	$ 4,000
Reinvestment of distributions	5	7	256	347
Shares redeemed	-	(950)	-	(48,573)
Net increase (decrease)	42	(865)	$ 2,347	$ (44,226)
Class C
Shares sold	-	582	$ -	$ 31,135
Reinvestment of distributions	59	38	3,261	1,915
Shares redeemed	0*	-	(15)	-
Net increase (decrease)	59	620	$ 3,246	$ 33,050

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2040 Fund
Income Replacement 2040
Shares sold	56,845	29,430	$ 3,210,055	$ 1,560,721
Reinvestment of distributions	1,696	943	94,339	47,571
Shares redeemed	(17,651)	(9,529)	(981,587)	(497,615)
Net increase (decrease)	40,890	20,844	$ 2,322,807	$ 1,110,677
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	59	54
Shares redeemed	-	-	-	-
Net increase (decrease)	1	1	$ 59	$ 54
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	6,930	846	$ 393,425	$ 45,470
Reinvestment of distributions	105	12	5,989	626
Shares redeemed	(1,236)	-	(68,212)	-
Net increase (decrease)	5,799	858	$ 331,202	$ 46,096
Class T
Shares sold	4,493	-	$ 247,175	$ -
Reinvestment of distributions	214	55	11,960	2,776
Shares redeemed	-	-	-	-
Net increase (decrease)	4,707	55	$ 259,135	$ 2,776
Class C
Shares sold	3,846	1,254	$ 215,316	$ 67,885
Reinvestment of distributions	98	9	5,407	481
Shares redeemed	(2,955)	-	(162,719)	-
Net increase (decrease)	989	1,263	$ 58,004	$ 68,366
Income Replacement 2042
Shares sold	227,336	146,111	$ 12,919,758	$ 7,567,549
Reinvestment of distributions	8,455	2,829	472,163	142,929
Shares redeemed	(51,103)	(45,108)	(2,882,868)	(2,347,325)
Net increase (decrease)	184,688	103,832	$ 10,509,053	$ 5,363,153
Institutional Class
Shares sold	1,012	-	$ 57,051	$ -
Reinvestment of distributions	32	13	1,826	672
Shares redeemed	(1)	-	(55)	-
Net increase (decrease)	1,043	13	$ 58,822	$ 672

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	28%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2012 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and Strategic Advisers pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-USAN-0314
1.848177.106

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Semiannual Report

January 31, 2014

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,014.40	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.00	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.70	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,015.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,026.50	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,025.10	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,022.60	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,027.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,027.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,033.00	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,031.90	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.10	$ 5.11
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,034.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.00	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.49%**
Actual		$ 1,000.00	$ 1,036.70	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,022.53	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,039.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,041.80	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,040.50	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.00	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,043.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,044.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,043.20	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,040.70	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,045.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,045.20	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,042.60	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,048.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,048.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,048.00	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,046.50	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.90	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.30	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,048.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.40	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,050.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,049.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,046.50	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,051.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,050.10	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,047.70	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,052.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,052.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,051.30	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,048.70	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,054.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,053.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.24%**
Actual		$ 1,000.00	$ 1,054.40	$ 1.24
Hypothetical A		$ 1,000.00	$ 1,024.00	$ 1.22
Class T	.50%
Actual		$ 1,000.00	$ 1,052.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,050.40	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,055.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,055.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,055.90	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,054.90	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.01%**
Actual		$ 1,000.00	$ 1,052.20	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,020.11	$ 5.14
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,057.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,057.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.3	1.7
Fidelity Blue Chip Growth Fund	1.3	1.6
Fidelity Equity-Income Fund	1.9	2.4
Fidelity Large Cap Stock Fund	1.4	1.8
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series Broad Market Opportunities Fund	2.2	2.7
Fidelity Series Small Cap Opportunities Fund	0.2	0.2
	9.6	12.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	4.6
Fidelity Strategic Real Return Fund	3.4	4.6
Fidelity Total Bond Fund	10.3	13.8
	17.1	23.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	46.9	40.4
Fidelity Short-Term Bond Fund	26.4	24.6
	73.3	65.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.1%
Short-Term Funds	73.3%

Six months ago
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Expected
Domestic Equity Funds	7.6%
Investment Grade Fixed-Income Funds	10.5%
Short-Term Funds	81.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 9.6%
	Shares	Value
Domestic Equity Funds - 9.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	3,717	$ 76,116
Fidelity Blue Chip Growth Fund (b)	1,148	71,615
Fidelity Equity-Income Fund (b)	1,911	108,370
Fidelity Large Cap Stock Fund (b)	3,072	81,489
Fidelity Series 100 Index Fund (b)	6,120	70,752
Fidelity Series Broad Market Opportunities Fund (b)	8,759	125,515
Fidelity Series Small Cap Opportunities Fund (b)	817	10,790
TOTAL EQUITY FUNDS (Cost $319,504)		544,647
Fixed-Income Funds - 17.1%

Investment Grade Fixed-Income Funds - 17.1%
Fidelity Government Income Fund (b)	18,707	192,679
Fidelity Strategic Real Return Fund (b)	20,704	192,344
Fidelity Total Bond Fund (b)	54,685	577,474
TOTAL FIXED-INCOME FUNDS (Cost $879,456)		962,497
Short-Term Funds - 73.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,643,925	$ 2,643,925
Fidelity Short-Term Bond Fund (b)	173,438	1,491,563
TOTAL SHORT-TERM FUNDS (Cost $4,085,528)		4,135,488
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,284,488)		5,642,632
NET OTHER ASSETS (LIABILITIES) - 0.0%		(534)
NET ASSETS - 100%		$ 5,642,098
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 16,906	$ 47,467	$ 88	$ 76,116
Fidelity Blue Chip Growth Fund	98,838	13,673	45,519	361	71,615
Fidelity Equity-Income Fund	151,494	11,754	57,831	1,800	108,370
Fidelity Government Income Fund	291,416	20,935	120,567	2,040	192,679
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	609,890	524,333	1,143	2,643,925
Fidelity Large Cap Stock Fund	114,261	9,560	50,583	537	81,489
Fidelity Series 100 Index Fund	98,617	8,196	40,081	1,605	70,752
Fidelity Series Broad Market Opportunities Fund	174,262	13,505	75,233	627	125,515
Fidelity Series Small Cap Opportunities Fund	15,242	2,621	6,805	3	10,790
Fidelity Short-Term Bond Fund	1,556,260	237,034	308,961	6,824	1,491,563
Fidelity Strategic Real Return Fund	291,366	23,546	119,882	3,066	192,344
Fidelity Total Bond Fund	876,146	76,684	372,335	11,877	577,474
Total	$ 6,333,027	$ 1,044,304	$ 1,769,597	$ 29,971	$ 5,642,632
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,284,488) - See accompanying schedule	$ 5,642,632

Liabilities
Distribution and service plan fees payable	534

Net Assets	$ 5,642,098
Net Assets consist of:
Paid in capital	$ 5,304,171
Undistributed net investment income	887
Accumulated undistributed net realized gain (loss) on investments	(21,104)
Net unrealized appreciation (depreciation) on investments	358,144
Net Assets	$ 5,642,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,462 ÷ 3,873.43 shares)	$ 52.01

Maximum offering price per share (100/94.25 of $52.01)	$ 55.18
Class T: Net Asset Value and redemption price per share ($128,956 ÷ 2,479.28 shares)	$ 52.01

Maximum offering price per share (100/96.50 of $52.01)	$ 53.90

Class C: Net Asset Value and offering price per share ($513,586 ÷ 9,900.31 shares)A	$ 51.88

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,773,858 ÷ 91,799.86 shares)	$ 52.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,236 ÷ 466.04 shares)	$ 52.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,971

Expenses
Distribution and service plan fees	$ 3,432
Independent trustees' compensation	12
Total expenses before reductions	3,444
Expense reductions	(12)	3,432
Net investment income (loss)		26,539
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	118,961
Capital gain distributions from underlying funds	31,501
Total net realized gain (loss)		150,462
Change in net unrealized appreciation (depreciation) on underlying funds		(84,090)
Net gain (loss)		66,372
Net increase (decrease) in net assets resulting from operations		$ 92,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,539	$ 81,573
Net realized gain (loss)	150,462	349,071
Change in net unrealized appreciation (depreciation)	(84,090)	(168,305)
Net increase (decrease) in net assets resulting from operations	92,911	262,339
Distributions to shareholders from net investment income	(26,505)	(82,163)
Distributions to shareholders from net realized gain	(4,675)	(30,226)
Total distributions	(31,180)	(112,389)
Share transactions - net increase (decrease)	(751,984)	(1,960,985)
Total increase (decrease) in net assets	(690,253)	(1,811,035)

Net Assets
Beginning of period	6,332,351	8,143,386
End of period (including undistributed net investment income of $887 and undistributed net investment income of $853, respectively)	$ 5,642,098	$ 6,332,351

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Income from Investment Operations
Net investment income (loss) E	.187	.500	.736	.821	.831	1.118
Net realized and unrealized gain (loss)	.552	1.219	.842	3.054	3.539	(3.686)
Total from investment operations	.739	1.719	1.578	3.875	4.370	(2.568)
Distributions from net investment income	(.179)	(.487)	(.733)	(.834)	(.830)	(1.132)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.219)	(.689)	(.938)	(1.095)	(.950)	(1.572)
Net asset value, end of period	$ 52.01	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Total Return B, C, D	1.44%	3.43%	3.23%	8.30%	10.08%	(5.07)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.72% A	.98%	1.49%	1.68%	1.80%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201	$ 331	$ 886	$ 1,798	$ 2,308	$ 2,599
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Income from Investment Operations
Net investment income (loss) E	.121	.372	.612	.698	.716	1.025
Net realized and unrealized gain (loss)	.549	1.225	.847	3.043	3.540	(3.690)
Total from investment operations	.670	1.597	1.459	3.741	4.256	(2.665)
Distributions from net investment income	(.120)	(.365)	(.594)	(.710)	(.716)	(1.025)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.160)	(.567)	(.799)	(.971)	(.836)	(1.465)
Net asset value, end of period	$ 52.01	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Total Return B, C, D	1.30%	3.18%	2.98%	8.00%	9.81%	(5.30)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.47% A	.73%	1.24%	1.42%	1.55%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 135	$ 194	$ 529	$ 638	$ 499
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Income from Investment Operations
Net investment income (loss) E	(.008)	.116	.364	.453	.485	.822
Net realized and unrealized gain (loss)	.557	1.225	.837	3.055	3.531	(3.689)
Total from investment operations	.549	1.341	1.201	3.508	4.016	(2.867)
Distributions from net investment income	(.039)	(.179)	(.376)	(.447)	(.476)	(.813)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.079)	(.381)	(.581)	(.708)	(.596)	(1.253)
Net asset value, end of period	$ 51.88	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Total Return B, C, D	1.07%	2.67%	2.45%	7.49%	9.24%	(5.76)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.03)% A	.23%	.74%	.92%	1.05%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514	$ 575	$ 891	$ 759	$ 1,075	$ 1,171
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Income from Investment Operations
Net investment income (loss) D	.251	.627	.859	.944	.948	1.231
Net realized and unrealized gain (loss)	.546	1.229	.838	3.055	3.539	(3.692)
Total from investment operations	.797	1.856	1.697	3.999	4.487	(2.461)
Distributions from net investment income	(.247)	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.287)	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 52.00	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Total Return B, C	1.55%	3.71%	3.48%	8.57%	10.36%	(4.82)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.97% A	1.23%	1.74%	1.93%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,774	$ 5,262	$ 6,124	$ 6,873	$ 6,946	$ 4,733
Portfolio turnover rate E	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Income from Investment Operations
Net investment income (loss) D	.251	.628	.861	.945	.947	1.235
Net realized and unrealized gain (loss)	.546	1.228	.836	3.054	3.530	(3.686)
Total from investment operations	.797	1.856	1.697	3.999	4.477	(2.451)
Distributions from net investment income	(.247)	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.287)	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 52.00	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Total Return B, C	1.55%	3.71%	3.48%	8.57%	10.33%	(4.80)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.97% A	1.23%	1.74%	1.92%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 30	$ 49	$ 44	$ 108	$ 109
Portfolio turnover rate E	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.8	3.0
Fidelity Blue Chip Growth Fund	2.6	2.8
Fidelity Equity-Income Fund	3.9	4.2
Fidelity Large Cap Stock Fund	2.9	3.2
Fidelity Series 100 Index Fund	2.5	2.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	19.6	21.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	8.2
Fidelity Strategic Real Return Fund	7.8	8.2
Fidelity Total Bond Fund	23.6	24.7
	39.3	41.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	23.7	18.4
Fidelity Short-Term Bond Fund	17.4	18.5
	41.1	36.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.3%
Short-Term Funds	41.1%

Six months ago
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Expected
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.6%
	Shares	Value
Domestic Equity Funds - 19.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,989	$ 184,088
Fidelity Blue Chip Growth Fund (b)	2,758	172,102
Fidelity Equity-Income Fund (b)	4,603	261,054
Fidelity Large Cap Stock Fund (b)	7,418	196,796
Fidelity Series 100 Index Fund (b)	14,710	170,053
Fidelity Series Broad Market Opportunities Fund (b)	21,095	302,291
Fidelity Series Small Cap Opportunities Fund (b)	1,985	26,196
TOTAL EQUITY FUNDS (Cost $1,018,162)		1,312,580
Fixed-Income Funds - 39.3%

Investment Grade Fixed-Income Funds - 39.3%
Fidelity Government Income Fund (b)	50,934	524,617
Fidelity Strategic Real Return Fund (b)	56,386	523,825
Fidelity Total Bond Fund (b)	149,165	1,575,179
TOTAL FIXED-INCOME FUNDS (Cost $2,648,573)		2,623,621
Short-Term Funds - 41.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,586,397	$ 1,586,397
Fidelity Short-Term Bond Fund (b)	134,902	1,160,156
TOTAL SHORT-TERM FUNDS (Cost $2,734,770)		2,746,553
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,401,505)		6,682,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(772)
NET ASSETS - 100%		$ 6,681,982
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	78,570	61,759	180	184,088
Fidelity Blue Chip Growth Fund	157,814	65,498	59,925	645	172,102
Fidelity Equity-Income Fund	242,856	83,132	69,263	3,303	261,054
Fidelity Government Income Fund	472,175	163,702	113,812	4,000	524,617
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	754,777	225,718	495	1,586,397
Fidelity Large Cap Stock Fund	182,263	66,519	66,405	1,073	196,796
Fidelity Series 100 Index Fund	157,461	56,450	50,156	3,131	170,053
Fidelity Series Broad Market Opportunities Fund	278,946	96,697	95,687	1,275	302,291
Fidelity Series Small Cap Opportunities Fund	24,159	10,693	8,264	6	26,196
Fidelity Short-Term Bond Fund	1,058,027	433,478	336,377	4,964	1,160,156
Fidelity Strategic Real Return Fund	472,164	166,917	110,866	5,839	523,825
Fidelity Total Bond Fund	1,417,756	503,307	344,094	22,745	1,575,179
Total	$ 5,738,514	$ 2,485,369	$ 1,599,513	$ 47,910	$ 6,682,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,401,505) - See accompanying schedule		$ 6,682,754
Receivable for fund shares sold		25,000
Total assets		6,707,754

Liabilities
Payable for investments purchased	$ 25,003
Distribution and service plan fees payable	769
Total liabilities		25,772

Net Assets		$ 6,681,982
Net Assets consist of:
Paid in capital		$ 6,820,485
Undistributed net investment income		1,495
Accumulated undistributed net realized gain (loss) on investments		(421,247)
Net unrealized appreciation (depreciation) on investments		281,249
Net Assets		$ 6,681,982

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($812,386 ÷ 15,208.2 shares)		$ 53.42

Maximum offering price per share (100/94.25 of $53.42)		$ 56.68
Class T: Net Asset Value and redemption price per share ($472,885 ÷ 8,850.7 shares)		$ 53.43

Maximum offering price per share (100/96.50 of $53.43)		$ 55.37

Class C: Net Asset Value and offering price per share ($486,681 ÷ 9,124.5 shares)A		$ 53.34

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,439,352 ÷ 83,089.9 shares)		$ 53.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,678 ÷ 8,808.6 shares)		$ 53.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 47,910

Expenses
Distribution and service plan fees	$ 4,243
Independent trustees' compensation	12
Total expenses before reductions	4,255
Expense reductions	(12)	4,243
Net investment income (loss)		43,667
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,787
Capital gain distributions from underlying funds	59,105
Total net realized gain (loss)		72,892
Change in net unrealized appreciation (depreciation) on underlying funds		44,594
Net gain (loss)		117,486
Net increase (decrease) in net assets resulting from operations		$ 161,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,667	$ 86,163
Net realized gain (loss)	72,892	140,568
Change in net unrealized appreciation (depreciation)	44,594	92,673
Net increase (decrease) in net assets resulting from operations	161,153	319,404
Distributions to shareholders from net investment income	(43,238)	(86,074)
Distributions to shareholders from net realized gain	(9,594)	(32,209)
Total distributions	(52,832)	(118,283)
Share transactions - net increase (decrease)	835,721	(166,169)
Total increase (decrease) in net assets	944,042	34,952

Net Assets
Beginning of period	5,737,940	5,702,988
End of period (including undistributed net investment income of $1,495 and undistributed net investment income of $1,066, respectively)	$ 6,681,982	$ 5,737,940

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Income from Investment Operations
Net investment income (loss) E	.351	.719	.774	.836	.836	1.092
Net realized and unrealized gain (loss)	1.036	2.135	.909	3.655	3.763	(4.138)
Total from investment operations	1.387	2.854	1.683	4.491	4.599	(3.046)
Distributions from net investment income	(.338)	(.705)	(.765)	(.834)	(.839)	(1.124)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.417)	(.994)	(.963)	(1.071)	(.959)	(1.604)
Net asset value, end of period	$ 53.42	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Total Return B, C, D	2.65%	5.70%	3.45%	9.73%	10.80%	(6.06)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33% A	1.39%	1.57%	1.71%	1.83%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 774	$ 762	$ 784	$ 1,147	$ 833
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Income from Investment Operations
Net investment income (loss) E	.284	.589	.651	.716	.722	.989
Net realized and unrealized gain (loss)	1.033	2.133	.909	3.664	3.759	(4.128)
Total from investment operations	1.317	2.722	1.560	4.380	4.481	(3.139)
Distributions from net investment income	(.288)	(.573)	(.642)	(.723)	(.711)	(1.011)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.367)	(.862)	(.840)	(.960)	(.831)	(1.491)
Net asset value, end of period	$ 53.43	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Total Return B, C, D	2.51%	5.43%	3.19%	9.48%	10.51%	(6.28)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08% A	1.14%	1.32%	1.46%	1.58%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473	$ 101	$ 128	$ 148	$ 52	$ 91
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Income from Investment Operations
Net investment income (loss) E	.152	.330	.403	.469	.495	.786
Net realized and unrealized gain (loss)	1.030	2.129	.912	3.659	3.760	(4.122)
Total from investment operations	1.182	2.459	1.315	4.128	4.255	(3.336)
Distributions from net investment income	(.143)	(.350)	(.407)	(.471)	(.505)	(.794)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.222)	(.639)	(.605)	(.708)	(.625)	(1.274)
Net asset value, end of period	$ 53.34	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Total Return B, C, D	2.26%	4.90%	2.68%	8.93%	9.98%	(6.75)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58% A	.64%	.82%	.96%	1.08%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 487	$ 498	$ 439	$ 226	$ 201	$ 131
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Income from Investment Operations
Net investment income (loss) D	.417	.848	.898	.960	.950	1.202
Net realized and unrealized gain (loss)	1.036	2.135	.908	3.657	3.761	(4.138)
Total from investment operations	1.453	2.983	1.806	4.617	4.711	(2.936)
Distributions from net investment income	(.404)	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.483)	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 53.43	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Total Return B, C	2.78%	5.96%	3.71%	10.01%	11.07%	(5.81)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58% A	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,439	$ 3,875	$ 3,904	$ 3,806	$ 3,681	$ 3,435
Portfolio turnover rate E	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Income from Investment Operations
Net investment income (loss) D	.417	.849	.891	.959	.950	1.175
Net realized and unrealized gain (loss)	1.036	2.124	.915	3.668	3.761	(4.121)
Total from investment operations	1.453	2.973	1.806	4.627	4.711	(2.946)
Distributions from net investment income	(.404)	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.483)	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 53.43	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Total Return B, C	2.78%	5.94%	3.71%	10.03%	11.07%	(5.83)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58% A	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 471	$ 491	$ 470	$ 320	$ 350	$ 326
Portfolio turnover rate E	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.6	3.9
Fidelity Blue Chip Growth Fund	3.4	3.6
Fidelity Equity-Income Fund	5.1	5.6
Fidelity Large Cap Stock Fund	3.8	4.2
Fidelity Series 100 Index Fund	3.3	3.6
Fidelity Series Broad Market Opportunities Fund	6.0	6.4
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	25.7	27.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.4
Fidelity Strategic Income Fund	0.0	0.4
	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	8.0
Fidelity Strategic Real Return Fund	8.3	8.0
Fidelity Total Bond Fund	24.8	24.0
	41.4	40.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.1	14.3
Fidelity Short-Term Bond Fund	15.3	14.4
	30.4	28.7
Net Other Assets (Liabilities)	0.1	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	25.7%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.4%
Short-Term Funds	30.4%
Net Other Assets (Liabilities)	0.1%

Six months ago
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	40.0%
Short-Term Funds	28.7%

Expected
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.1%
	Shares	Value
Domestic Equity Funds - 25.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	12,880	$ 263,778
Fidelity Blue Chip Growth Fund (b)	3,993	249,176
Fidelity Equity-Income Fund (b)	6,700	379,935
Fidelity Large Cap Stock Fund (b)	10,649	282,531
Fidelity Series 100 Index Fund (b)	21,233	245,453
Fidelity Series Broad Market Opportunities Fund (b)	30,656	439,307
Fidelity Series Small Cap Opportunities Fund (b)	2,870	37,887
TOTAL DOMESTIC EQUITY FUNDS		1,898,067
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,505	173,065
TOTAL EQUITY FUNDS (Cost $1,508,670)		2,071,132
Fixed-Income Funds - 41.4%

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Government Income Fund (b)	59,504	612,893
Fidelity Strategic Real Return Fund (b)	65,791	611,198
Fidelity Total Bond Fund (b)	173,656	1,833,808
TOTAL FIXED-INCOME FUNDS (Cost $3,048,299)		3,057,899
Short-Term Funds - 30.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,117,681	$ 1,117,681
Fidelity Short-Term Bond Fund (b)	130,941	1,126,089
TOTAL SHORT-TERM FUNDS (Cost $2,227,413)		2,243,770
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,784,382)		7,372,801
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,509
NET ASSETS - 100%		$ 7,377,310
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 50,132	$ 46,240	$ 2,050	$ 173,065
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	97,283	63,870	247	263,778
Fidelity Blue Chip Growth Fund	218,782	82,677	63,283	910	249,176
Fidelity Capital & Income Fund	24,270	2,917	27,788	447	-
Fidelity Equity-Income Fund	336,182	104,205	64,750	4,590	379,935
Fidelity Government Income Fund	482,766	185,653	58,733	4,201	612,893
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	356,058	106,984	404	1,117,681
Fidelity Large Cap Stock Fund	252,502	80,216	68,820	1,491	282,531
Fidelity Series 100 Index Fund	218,293	69,142	49,533	4,349	245,453
Fidelity Series Broad Market Opportunities Fund	386,860	120,369	97,327	1,752	439,307
Fidelity Series Small Cap Opportunities Fund	33,925	13,586	8,800	8	37,887
Fidelity Short-Term Bond Fund	869,077	360,004	107,378	4,118	1,126,089
Fidelity Strategic Income Fund	24,236	2,897	27,046	360	-
Fidelity Strategic Real Return Fund	482,760	191,029	58,732	6,084	611,198
Fidelity Total Bond Fund	1,449,522	561,100	176,197	23,838	1,833,808
Total	$ 6,044,787	$ 2,277,268	$ 1,025,481	$ 54,849	$ 7,372,801
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,784,382) - See accompanying schedule		$ 7,372,801
Receivable for fund shares sold		33,000
Total assets		7,405,801

Liabilities
Payable for investments purchased	$ 27,942
Distribution and service plan fees payable	549
Total liabilities		28,491

Net Assets		$ 7,377,310
Net Assets consist of:
Paid in capital		$ 6,779,835
Undistributed net investment income		1,786
Accumulated undistributed net realized gain (loss) on investments		7,270
Net unrealized appreciation (depreciation) on investments		588,419
Net Assets		$ 7,377,310
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($768,484 ÷ 14,087.80 shares)		$ 54.55

Maximum offering price per share (100/94.25 of $54.55)		$ 57.88
Class T: Net Asset Value and redemption price per share ($93,742 ÷ 1,718.24 shares)		$ 54.56

Maximum offering price per share (100/96.50 of $54.56)		$ 56.54

Class C: Net Asset Value and offering price per share ($465,728 ÷ 8,551.31 shares)A		$ 54.46

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($5,960,444 ÷ 109,263.84 shares)		$ 54.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,912 ÷ 1,629.88 shares)		$ 54.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,849

Expenses
Distribution and service plan fees	$ 3,002
Independent trustees' compensation	12
Total expenses before reductions	3,014
Expense reductions	(12)	3,002
Net investment income (loss)		51,847
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,508
Capital gain distributions from underlying funds	76,737
Total net realized gain (loss)		93,245
Change in net unrealized appreciation (depreciation) on underlying funds		59,714
Net gain (loss)		152,959
Net increase (decrease) in net assets resulting from operations		$ 204,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,847	$ 89,832
Net realized gain (loss)	93,245	209,360
Change in net unrealized appreciation (depreciation)	59,714	125,629
Net increase (decrease) in net assets resulting from operations	204,806	424,821
Distributions to shareholders from net investment income	(51,196)	(89,581)
Distributions to shareholders from net realized gain	(50,627)	(25,206)
Total distributions	(101,823)	(114,787)
Share transactions - net increase (decrease)	1,229,933	872,079
Total increase (decrease) in net assets	1,332,916	1,182,113

Net Assets
Beginning of period	6,044,394	4,862,281
End of period (including undistributed net investment income of $1,786 and undistributed net investment income of $1,135, respectively)	$ 7,377,310	$ 6,044,394

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Income from Investment Operations
Net investment income (loss) E	.389	.770	.793	.817	.812	1.027
Net realized and unrealized gain (loss)	1.375	3.157	.884	4.128	3.930	(4.465)
Total from investment operations	1.764	3.927	1.677	4.945	4.742	(3.438)
Distributions from net investment income	(.384)	(.774)	(.794)	(.826)	(.817)	(1.032)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.804)	(1.027)	(.977)	(1.045)	(.932)	(1.392)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return B, C, D	3.30%	7.84%	3.44%	10.79%	11.27%	(7.00)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44% A	1.47%	1.61%	1.67%	1.79%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 768	$ 411	$ 408	$ 436	$ 607	$ 502
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Income from Investment Operations
Net investment income (loss) E	.323	.639	.670	.696	.696	.926
Net realized and unrealized gain (loss)	1.379	3.145	.885	4.135	3.928	(4.460)
Total from investment operations	1.702	3.784	1.555	4.831	4.624	(3.534)
Distributions from net investment income	(.312)	(.631)	(.672)	(.712)	(.699)	(.926)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.732)	(.884)	(.855)	(.931)	(.814)	(1.286)
Net asset value, end of period	$ 54.56	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return B, C, D	3.19%	7.54%	3.18%	10.54%	10.98%	(7.23)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19% A	1.22%	1.36%	1.42%	1.54%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 101	$ 189	$ 196	$ 134	$ 171
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Income from Investment Operations
Net investment income (loss) E	.187	.377	.422	.449	.473	.736
Net realized and unrealized gain (loss)	1.365	3.151	.876	4.132	3.923	(4.471)
Total from investment operations	1.552	3.528	1.298	4.581	4.396	(3.735)
Distributions from net investment income	(.182)	(.415)	(.435)	(.452)	(.481)	(.725)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.602)	(.668)	(.618)	(.671)	(.596)	(1.085)
Net asset value, end of period	$ 54.46	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Total Return B, C, D	2.91%	7.02%	2.65%	9.98%	10.43%	(7.70)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.69% A	.72%	.86%	.92%	1.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 322	$ 306	$ 228	$ 295	$ 221
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) D	.458	.901	.917	.942	.925	1.125
Net realized and unrealized gain (loss)	1.370	3.160	.874	4.138	3.919	(4.464)
Total from investment operations	1.828	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.448)	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.868)	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return B, C	3.42%	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69% A	1.72%	1.86%	1.92%	2.04%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,960	$ 5,196	$ 3,945	$ 3,079	$ 2,225	$ 1,624
Portfolio turnover rate E	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) D	.454	.901	.917	.939	.928	1.138
Net realized and unrealized gain (loss)	1.374	3.160	.874	4.141	3.916	(4.477)
Total from investment operations	1.828	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.448)	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.868)	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return B, C	3.42%	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69% A	1.72%	1.86%	1.92%	2.04%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 14	$ 13	$ 32	$ 49	$ 95
Portfolio turnover rate E	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.7
Fidelity Blue Chip Growth Fund	4.2	4.4
Fidelity Equity-Income Fund	6.4	6.7
Fidelity Large Cap Stock Fund	4.7	5.0
Fidelity Series 100 Index Fund	4.1	4.4
Fidelity Series Broad Market Opportunities Fund	7.3	7.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	31.7	33.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.3
Fidelity Strategic Real Return Fund	7.6	7.4
Fidelity Total Bond Fund	22.7	22.0
	37.9	36.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.7
Fidelity Short-Term Bond Fund	12.4	11.8
	24.7	23.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	31.7%
International EquityFunds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	33.6%
International EquityFunds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

Expected
Domestic Equity Funds	30.9%
International EquityFunds	3.1%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.0%
Short-Term Funds	25.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.0%
	Shares	Value
Domestic Equity Funds - 31.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	16,409	$ 336,060
Fidelity Blue Chip Growth Fund (b)	5,076	316,732
Fidelity Equity-Income Fund (b)	8,522	483,268
Fidelity Large Cap Stock Fund (b)	13,531	358,988
Fidelity Series 100 Index Fund (b)	26,987	311,971
Fidelity Series Broad Market Opportunities Fund (b)	38,973	558,485
Fidelity Series Small Cap Opportunities Fund (b)	3,639	48,034
TOTAL DOMESTIC EQUITY FUNDS		2,413,538
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	6,474	248,715
TOTAL EQUITY FUNDS (Cost $2,286,119)		2,662,253
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund (b)	9,309	91,504
Fidelity Strategic Income Fund (b)	8,475	92,126
TOTAL HIGH YIELD FIXED-INCOME FUNDS		183,630

	Shares	Value
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund (b)	55,997	$ 576,774
Fidelity Strategic Real Return Fund (b)	61,915	575,194
Fidelity Total Bond Fund (b)	163,565	1,727,251
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,879,219
TOTAL FIXED-INCOME FUNDS (Cost $3,108,811)		3,062,849
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	936,934	936,934
Fidelity Short-Term Bond Fund (b)	109,275	939,767
TOTAL SHORT-TERM FUNDS (Cost $1,872,163)		1,876,701
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,267,093)		7,601,803
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128)
NET ASSETS - 100%		$ 7,601,675
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 95,696	$ 32,996	$ 2,908	$ 248,715
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	155,087	40,931	314	336,060
Fidelity Blue Chip Growth Fund	215,074	130,220	42,399	978	316,732
Fidelity Capital & Income Fund	63,597	34,365	8,246	1,825	91,504
Fidelity Equity-Income Fund	330,881	181,393	34,008	5,473	483,268
Fidelity Government Income Fund	360,647	240,121	26,953	3,669	576,774
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	401,890	43,996	308	936,934
Fidelity Large Cap Stock Fund	248,520	135,585	45,860	1,881	358,988
Fidelity Series 100 Index Fund	214,593	116,930	27,838	5,460	311,971
Fidelity Series Broad Market Opportunities Fund	380,009	204,477	58,440	2,219	558,485
Fidelity Series Small Cap Opportunities Fund	33,052	20,945	5,389	10	48,034
Fidelity Short-Term Bond Fund	579,345	400,954	43,996	3,185	939,767
Fidelity Strategic Income Fund	63,542	35,907	6,339	1,500	92,126
Fidelity Strategic Real Return Fund	360,654	244,978	26,952	5,395	575,194
Fidelity Total Bond Fund	1,083,758	723,080	80,832	20,507	1,727,251
Total	$ 4,922,873	$ 3,121,628	$ 525,175	$ 55,632	$ 7,601,803
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $7,267,093) - See accompanying schedule		$ 7,601,803
Receivable for fund shares sold		44,195
Total assets		7,645,998

Liabilities
Payable for investments purchased	$ 41,194
Payable for fund shares redeemed	3,002
Distribution and service plan fees payable	127
Total liabilities		44,323

Net Assets		$ 7,601,675
Net Assets consist of:
Paid in capital		$ 7,722,662
Undistributed net investment income		1,961
Accumulated undistributed net realized gain (loss) on investments		(457,658)
Net unrealized appreciation (depreciation) on investments		334,710
Net Assets		$ 7,601,675
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($312,254 ÷ 5,605.919 shares)		$ 55.70

Maximum offering price per share (100/94.25 of $55.70)		$ 59.10
Class T: Net Asset Value and redemption price per share ($766 ÷ 13.737 shares)		$ 55.76

Maximum offering price per share (100/96.50 of $55.76)		$ 57.78

Class C: Net Asset Value and offering price per share ($55,227 ÷ 992.180 shares) A		$ 55.66

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($7,204,474 ÷ 129,349.196 shares)		$ 55.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,954 ÷ 519.978 shares)		$ 55.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 55,632

Expenses
Distribution and service plan fees	$ 790
Independent trustees' compensation	11
Total expenses before reductions	801
Expense reductions	(11)	790
Net investment income (loss)		54,842
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,437)
Capital gain distributions from underlying funds	86,432
Total net realized gain (loss)		83,995
Change in net unrealized appreciation (depreciation) on underlying funds		84,911
Net gain (loss)		168,906
Net increase (decrease) in net assets resulting from operations		$ 223,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,842	$ 83,094
Net realized gain (loss)	83,995	106,528
Change in net unrealized appreciation (depreciation)	84,911	240,421
Net increase (decrease) in net assets resulting from operations	223,748	430,043
Distributions to shareholders from net investment income	(53,845)	(82,827)
Distributions to shareholders from net realized gain	(15,269)	(22,022)
Total distributions	(69,114)	(104,849)
Share transactions - net increase (decrease)	2,524,285	282,835
Total increase (decrease) in net assets	2,678,919	608,029

Net Assets
Beginning of period	4,922,756	4,314,727
End of period (including undistributed net investment income of $1,961 and undistributed net investment income of $964, respectively)	$ 7,601,675	$ 4,922,756

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Income from Investment Operations
Net investment income (loss) E	.434	.825	.783	.817	.815	1.035
Net realized and unrealized gain (loss)	1.623	3.933	.842	4.431	3.980	(4.739)
Total from investment operations	2.057	4.758	1.625	5.248	4.795	(3.704)
Distributions from net investment income	(.394)	(.804)	(.784)	(.824)	(.793)	(1.056)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.517)	(1.058)	(.955)	(1.038)	(1.085)	(1.476)
Net asset value, end of period	$ 55.70	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Total Return B, C, D	3.80%	9.54%	3.35%	11.58%	11.53%	(7.53)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.57% A	1.57%	1.59%	1.67%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 391	$ 386	$ 72	$ 42	$ 122
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.348	.686	.653	.691	.702	.933
Net realized and unrealized gain (loss)	1.639	3.958	.871	4.434	3.985	(4.736)
Total from investment operations	1.987	4.644	1.524	5.125	4.687	(3.803)
Distributions from net investment income	(.344)	(.680)	(.643)	(.661)	(.685)	(.957)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.467)	(.934)	(.814)	(.875)	(.977)	(1.377)
Net asset value, end of period	$ 55.76	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Total Return B, C, D	3.67%	9.29%	3.13%	11.30%	11.27%	(7.77)%
Ratios to Average Net Assets F, G
Expenses before reductions	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Expenses net of all reductions	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Net investment income (loss)	1.33% A	1.30%	1.34%	1.43%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 5	$ 23	$ 77	$ 112
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.226	.434	.411	.447	.477	.737
Net realized and unrealized gain (loss)	1.629	3.919	.845	4.434	3.989	(4.745)
Total from investment operations	1.855	4.353	1.256	4.881	4.466	(4.008)
Distributions from net investment income	(.202)	(.459)	(.405)	(.437)	(.454)	(.752)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.325)	(.713)	(.576)	(.651)	(.746)	(1.172)
Net asset value, end of period	$ 55.66	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Total Return B, C, D	3.43%	8.70%	2.58%	10.74%	10.72%	(8.25)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.82% A	.83%	.84%	.92%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 54	$ 28	$ 32	$ 44	$ 69
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Income from Investment Operations
Net investment income (loss) D	.502	.956	.901	.937	.925	1.144
Net realized and unrealized gain (loss)	1.634	3.922	.849	4.438	3.978	(4.752)
Total from investment operations	2.136	4.878	1.750	5.375	4.903	(3.608)
Distributions from net investment income	(.463)	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.586)	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 55.70	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Total Return B, C	3.95%	9.80%	3.62%	11.87%	11.80%	(7.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82% A	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,204	$ 4,474	$ 3,892	$ 3,266	$ 2,395	$ 2,353
Portfolio turnover rate E	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Income from Investment Operations
Net investment income (loss) D	.482	.957	.900	.937	.918	1.131
Net realized and unrealized gain (loss)	1.644	3.921	.850	4.428	3.995	(4.749)
Total from investment operations	2.126	4.878	1.750	5.365	4.913	(3.618)
Distributions from net investment income	(.463)	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.586)	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 55.68	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Total Return B, C	3.93%	9.80%	3.62%	11.85%	11.83%	(7.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82% A	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 4	$ 3	$ 4	$ 5	$ 166
Portfolio turnover rate E	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.3
Fidelity Blue Chip Growth Fund	4.8	4.9
Fidelity Equity-Income Fund	7.3	7.6
Fidelity Large Cap Stock Fund	5.4	5.7
Fidelity Series 100 Index Fund	4.7	4.9
Fidelity Series Broad Market Opportunities Fund	8.4	8.7
Fidelity Series Small Cap Opportunities Fund	0.7	0.8
	36.3	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	6.9
Fidelity Strategic Real Return Fund	7.1	6.8
Fidelity Total Bond Fund	21.3	20.6
	35.5	34.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.4	9.9
Fidelity Short-Term Bond Fund	10.4	10.0
	20.8	19.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	36.3%
International EquityFunds	4.2%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	37.9%
International EquityFunds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Expected
Domestic Equity Funds	35.8%
International EquityFunds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	21.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.5%
	Shares	Value
Domestic Equity Funds - 36.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	14,457	$ 296,085
Fidelity Blue Chip Growth Fund (b)	4,477	279,395
Fidelity Equity-Income Fund (b)	7,503	425,520
Fidelity Large Cap Stock Fund (b)	11,932	316,544
Fidelity Series 100 Index Fund (b)	23,805	275,190
Fidelity Series Broad Market Opportunities Fund (b)	34,330	491,943
Fidelity Series Small Cap Opportunities Fund (b)	3,200	42,243
TOTAL DOMESTIC EQUITY FUNDS		2,126,920
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	6,361	244,394
TOTAL EQUITY FUNDS (Cost $2,102,877)		2,371,314
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund (b)	9,645	94,813
Fidelity Strategic Income Fund (b)	8,782	95,455
TOTAL HIGH YIELD FIXED-INCOME FUNDS		190,268

	Shares	Value
Investment Grade Fixed-Income Funds - 35.5%
Fidelity Government Income Fund (b)	40,456	$ 416,693
Fidelity Strategic Real Return Fund (b)	44,735	415,584
Fidelity Total Bond Fund (b)	118,114	1,247,282
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,079,559
TOTAL FIXED-INCOME FUNDS (Cost $2,286,338)		2,269,827
Short-Term Funds - 20.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	607,457	607,457
Fidelity Short-Term Bond Fund (b)	70,846	609,273
TOTAL SHORT-TERM FUNDS (Cost $1,213,761)		1,216,730
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,602,976)		5,857,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(279)
NET ASSETS - 100%		$ 5,857,592
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 140,119	$ 30,993	$ 2,464	$ 244,394
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	188,346	35,418	242	296,085
Fidelity Blue Chip Growth Fund	140,772	163,819	35,151	738	279,395
Fidelity Capital & Income Fund	48,152	52,428	7,351	1,612	94,813
Fidelity Equity-Income Fund	216,692	234,446	28,222	4,198	425,520
Fidelity Government Income Fund	196,513	234,845	17,212	2,327	416,693
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	348,326	25,206	173	607,457
Fidelity Large Cap Stock Fund	162,826	178,033	38,658	1,428	316,544
Fidelity Series 100 Index Fund	140,457	153,792	24,171	4,083	275,190
Fidelity Series Broad Market Opportunities Fund	249,252	270,563	51,522	1,713	491,943
Fidelity Series Small Cap Opportunities Fund	21,797	25,909	5,001	10	42,243
Fidelity Short-Term Bond Fund	284,490	347,925	25,206	1,813	609,273
Fidelity Strategic Income Fund	48,111	52,866	4,712	1,326	95,455
Fidelity Strategic Real Return Fund	196,512	237,918	17,211	3,425	415,584
Fidelity Total Bond Fund	589,994	705,931	51,688	12,903	1,247,282
Total	$ 2,862,258	$ 3,335,266	$ 397,722	$ 38,455	$ 5,857,871
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,602,976) - See accompanying schedule	$ 5,857,871

Liabilities
Distribution and service plan fees payable	279

Net Assets	$ 5,857,592
Net Assets consist of:
Paid in capital	$ 5,583,132
Undistributed net investment income	1,420
Accumulated undistributed net realized gain (loss) on investments	18,145
Net unrealized appreciation (depreciation) on investments	254,895
Net Assets	$ 5,857,592
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($490,401 ÷ 8,706.918 shares)	$ 56.32

Maximum offering price per share (100/94.25 of $56.32)	$ 59.76
Class T: Net Asset Value and redemption price per share ($190,513 ÷ 3,382.093 shares)	$ 56.33

Maximum offering price per share (100/96.50 of $56.33)	$ 58.37

Class C: Net Asset Value and offering price per share ($114,266 ÷ 2,033.487 shares) A	$ 56.19

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($5,033,980 ÷ 89,368.826 shares)	$ 56.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,432 ÷ 504.786 shares)	$ 56.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,455

Expenses
Distribution and service plan fees	$ 1,615
Independent trustees' compensation	7
Total expenses before reductions	1,622
Expense reductions	(7)	1,615
Net investment income (loss)		36,840
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,191)
Capital gain distributions from underlying funds	64,154
Total net realized gain (loss)		62,963
Change in net unrealized appreciation (depreciation) on underlying funds		59,262
Net gain (loss)		122,225
Net increase (decrease) in net assets resulting from operations		$ 159,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,840	$ 42,257
Net realized gain (loss)	62,963	74,340
Change in net unrealized appreciation (depreciation)	59,262	131,901
Net increase (decrease) in net assets resulting from operations	159,065	248,498
Distributions to shareholders from net investment income	(35,925)	(42,100)
Distributions to shareholders from net realized gain	(28,499)	(9,399)
Total distributions	(64,424)	(51,499)
Share transactions - net increase (decrease)	2,900,952	561,492
Total increase (decrease) in net assets	2,995,593	758,491

Net Assets
Beginning of period	2,861,999	2,103,508
End of period (including undistributed net investment income of $1,420 and undistributed net investment income of $505, respectively)	$ 5,857,592	$ 2,861,999

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) E	.452	.840	.821	.809	.811	1.014
Net realized and unrealized gain (loss)	1.836	4.571	.771	4.667	4.020	(5.004)
Total from investment operations	2.288	5.411	1.592	5.476	4.831	(3.990)
Distributions from net investment income	(.399)	(.900)	(.794)	(.819)	(.791)	(1.020)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.738)	(1.121)	(.962)	(1.036)	(.901)	(1.500)
Net asset value, end of period	$ 56.32	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Total Return B, C, D	4.18%	10.86%	3.29%	12.13%	11.70%	(8.10)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62% A	1.59%	1.68%	1.66%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 490	$ 424	$ 213	$ 187	$ 260	$ 287
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) E	.383	.706	.699	.685	.701	.919
Net realized and unrealized gain (loss)	1.836	4.576	.769	4.672	4.025	(5.010)
Total from investment operations	2.219	5.282	1.468	5.357	4.726	(4.091)
Distributions from net investment income	(.330)	(.771)	(.680)	(.690)	(.676)	(.919)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.669)	(.992)	(.848)	(.907)	(.786)	(1.399)
Net asset value, end of period	$ 56.33	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Total Return B, C, D	4.05%	10.59%	3.03%	11.85%	11.43%	(8.34)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37% A	1.34%	1.43%	1.41%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 190	$ 175	$ 40	$ 54	$ 69
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Income from Investment Operations
Net investment income (loss) E	.242	.444	.454	.443	.476	.726
Net realized and unrealized gain (loss)	1.835	4.564	.761	4.668	4.020	(5.005)
Total from investment operations	2.077	5.008	1.215	5.111	4.496	(4.279)
Distributions from net investment income	(.208)	(.557)	(.437)	(.454)	(.456)	(.721)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.547)	(.778)	(.605)	(.671)	(.566)	(1.201)
Net asset value, end of period	$ 56.19	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Total Return B, C, D	3.80%	10.03%	2.50%	11.30%	10.87%	(8.80)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87% A	.84%	.93%	.91%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114	$ 113	$ 170	$ 172	$ 159	$ 147
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Income from Investment Operations
Net investment income (loss) D	.521	.969	.942	.933	.924	1.118
Net realized and unrealized gain (loss)	1.846	4.563	.775	4.668	4.020	(5.011)
Total from investment operations	2.367	5.532	1.717	5.601	4.944	(3.893)
Distributions from net investment income	(.468)	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.807)	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 56.33	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Total Return B, C	4.33%	11.12%	3.55%	12.41%	11.98%	(7.87)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,034	$ 2,108	$ 1,521	$ 1,463	$ 1,026	$ 749
Portfolio turnover rate E	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Income from Investment Operations
Net investment income (loss) D	.522	.969	.944	.930	.922	1.119
Net realized and unrealized gain (loss)	1.835	4.573	.763	4.671	4.032	(5.022)
Total from investment operations	2.357	5.542	1.707	5.601	4.954	(3.903)
Distributions from net investment income	(.468)	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.807)	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 56.32	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Total Return B, C	4.31%	11.14%	3.53%	12.41%	12.00%	(7.89)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 27	$ 25	$ 28	$ 37	$ 57
Portfolio turnover rate E	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.7
Fidelity Blue Chip Growth Fund	5.2	5.3
Fidelity Equity-Income Fund	7.9	8.1
Fidelity Large Cap Stock Fund	5.8	6.1
Fidelity Series 100 Index Fund	5.1	5.3
Fidelity Series Broad Market Opportunities Fund	9.1	9.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	39.4	40.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	1.9
	3.9	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.5
Fidelity Strategic Real Return Fund	6.7	6.5
Fidelity Total Bond Fund	20.1	19.5
	33.5	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.1	8.7
Fidelity Short-Term Bond Fund	9.1	8.8
	18.2	17.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.2%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Expected
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.4%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,116	$ 207,167
Fidelity Blue Chip Growth Fund (b)	3,134	195,548
Fidelity Equity-Income Fund (b)	5,265	298,560
Fidelity Large Cap Stock Fund (b)	8,365	221,929
Fidelity Series 100 Index Fund (b)	16,670	192,704
Fidelity Series Broad Market Opportunities Fund (b)	24,065	344,846
Fidelity Series Small Cap Opportunities Fund (b)	2,236	29,515
TOTAL DOMESTIC EQUITY FUNDS		1,490,269
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,944	189,963
TOTAL EQUITY FUNDS (Cost $1,471,813)		1,680,232
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	7,402	72,761
Fidelity Strategic Income Fund (b)	6,741	73,269
TOTAL HIGH YIELD FIXED-INCOME FUNDS		146,030

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund (b)	24,675	$ 254,155
Fidelity Strategic Real Return Fund (b)	27,280	253,430
Fidelity Total Bond Fund (b)	72,005	760,372
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,267,957
TOTAL FIXED-INCOME FUNDS (Cost $1,431,762)		1,413,987
Short-Term Funds - 18.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	343,606	343,606
Fidelity Short-Term Bond Fund (b)	40,075	344,643
TOTAL SHORT-TERM FUNDS (Cost $686,565)		688,249
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,590,140)		3,782,468
NET OTHER ASSETS (LIABILITIES) - 0.0%		(133)
NET ASSETS - 100%		$ 3,782,335
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 94,044	$ 25,722	$ 2,032	$ 189,963
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	116,630	26,659	176	207,167
Fidelity Blue Chip Growth Fund	113,623	100,893	26,748	563	195,548
Fidelity Capital & Income Fund	42,166	35,757	6,499	1,341	72,761
Fidelity Equity-Income Fund	174,916	148,094	27,241	3,130	298,560
Fidelity Government Income Fund	139,572	132,831	19,904	1,545	254,155
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	182,984	26,660	108	343,606
Fidelity Large Cap Stock Fund	131,270	107,833	28,878	1,064	221,929
Fidelity Series 100 Index Fund	113,368	95,096	20,403	3,028	192,704
Fidelity Series Broad Market Opportunities Fund	201,073	163,463	38,395	1,247	344,846
Fidelity Series Small Cap Opportunities Fund	17,439	16,080	3,614	6	29,515
Fidelity Short-Term Bond Fund	187,589	182,821	27,087	1,120	344,643
Fidelity Strategic Income Fund	42,132	37,605	5,843	1,101	73,269
Fidelity Strategic Real Return Fund	139,573	134,852	19,904	2,246	253,430
Fidelity Total Bond Fund	419,449	398,976	59,665	8,637	760,372
Total	$ 2,148,549	$ 1,947,959	$ 363,222	$ 27,344	$ 3,782,468
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,590,140) - See accompanying schedule	$ 3,782,468

Liabilities
Distribution and service plan fees payable	133

Net Assets	$ 3,782,335
Net Assets consist of:
Paid in capital	$ 3,718,564
Undistributed net investment income	908
Accumulated undistributed net realized gain (loss) on investments	(129,465)
Net unrealized appreciation (depreciation) on investments	192,328
Net Assets	$ 3,782,335

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,329 ÷ 4,591.54 shares)	$ 56.70

Maximum offering price per share (100/94.25 of $56.70)	$ 60.16
Class T: Net Asset Value and redemption price per share ($117,836 ÷ 2,078.12 shares)	$ 56.70

Maximum offering price per share (100/96.50 of $56.70)	$ 58.76

Class C: Net Asset Value and offering price per share ($31,749 ÷ 560.65 shares)A	$ 56.63

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($3,343,856 ÷ 58,969.71 shares)	$ 56.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,565 ÷ 503.76 shares)	$ 56.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,344

Expenses
Distribution and service plan fees	$ 790
Independent trustees' compensation	5
Total expenses before reductions	795
Expense reductions	(5)	790
Net investment income (loss)		26,554
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,678)
Capital gain distributions from underlying funds	47,250
Total net realized gain (loss)		44,572
Change in net unrealized appreciation (depreciation) on underlying funds		51,861
Net gain (loss)		96,433
Net increase (decrease) in net assets resulting from operations		$ 122,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,554	$ 37,055
Net realized gain (loss)	44,572	58,944
Change in net unrealized appreciation (depreciation)	51,861	132,987
Net increase (decrease) in net assets resulting from operations	122,987	228,986
Distributions to shareholders from net investment income	(26,047)	(36,935)
Distributions to shareholders from net realized gain	(8,328)	(8,863)
Total distributions	(34,375)	(45,798)
Share transactions - net increase (decrease)	1,545,293	186,174
Total increase (decrease) in net assets	1,633,905	369,362

Net Assets
Beginning of period	2,148,430	1,779,068
End of period (including undistributed net investment income of $908 and undistributed net investment income of $401, respectively)	$ 3,782,335	$ 2,148,430

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) E	.457	.906	.793	.750	.743	1.042
Net realized and unrealized gain (loss)	1.982	4.920	.712	4.846	4.098	(5.184)
Total from investment operations	2.439	5.826	1.505	5.596	4.841	(4.142)
Distributions from net investment income	(.408)	(.879)	(.789)	(.796)	(.771)	(1.028)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.549)	(1.106)	(.945)	(.996)	(.881)	(1.648)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Total Return B, C, D	4.45%	11.79%	3.13%	12.52%	11.87%	(8.56)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63% A	1.73%	1.64%	1.55%	1.68%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260	$ 304	$ 139	$ 108	$ 45	$ 69
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) E	.387	.781	.668	.630	.638	.944
Net realized and unrealized gain (loss)	1.982	4.911	.713	4.851	4.092	(5.184)
Total from investment operations	2.369	5.692	1.381	5.481	4.730	(4.240)
Distributions from net investment income	(.348)	(.725)	(.675)	(.671)	(.670)	(.930)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.489)	(.952)	(.831)	(.871)	(.780)	(1.550)
Net asset value, end of period	$ 56.70	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Total Return B, C, D	4.32%	11.50%	2.87%	12.26%	11.59%	(8.79)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38% A	1.48%	1.39%	1.30%	1.44%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 85	$ 298	$ 130	$ 116	$ 55
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Income from Investment Operations
Net investment income (loss) E	.247	.508	.430	.387	.412	.757
Net realized and unrealized gain (loss)	1.985	4.915	.730	4.848	4.087	(5.183)
Total from investment operations	2.232	5.423	1.160	5.235	4.499	(4.426)
Distributions from net investment income	(.221)	(.556)	(.374)	(.435)	(.449)	(.724)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.362)	(.783)	(.530)	(.635)	(.559)	(1.344)
Net asset value, end of period	$ 56.63	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Total Return B, C, D	4.07%	10.93%	2.40%	11.70%	11.01%	(9.25)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88% A	.97%	.89%	.80%	.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 31	$ 9	$ 184	$ 174	$ 183
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) D	.526	1.040	.913	.878	.856	1.138
Net realized and unrealized gain (loss)	1.984	4.914	.711	4.844	4.091	(5.190)
Total from investment operations	2.510	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(.479)	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.620)	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return B, C	4.58%	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.88% A	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,344	$ 1,702	$ 1,309	$ 1,666	$ 622	$ 357
Portfolio turnover rate E	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) D	.527	1.039	.912	.870	.855	1.136
Net realized and unrealized gain (loss)	1.983	4.915	.712	4.852	4.092	(5.188)
Total from investment operations	2.510	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(.479)	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.620)	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return B, C	4.58%	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.88% A	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 27	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate E	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	6.0
Fidelity Blue Chip Growth Fund	5.4	5.5
Fidelity Equity-Income Fund	8.3	8.5
Fidelity Large Cap Stock Fund	6.2	6.4
Fidelity Series 100 Index Fund	5.3	5.5
Fidelity Series Broad Market Opportunities Fund	9.6	9.8
Fidelity Series Small Cap Opportunities Fund	0.8	0.9
	41.4	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.2	2.1
	4.3	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.2
Fidelity Strategic Real Return Fund	6.4	6.2
Fidelity Total Bond Fund	19.1	18.5
	31.9	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.0
Fidelity Short-Term Bond Fund	8.3	8.0
	16.6	16.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.4%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Expected
Domestic Equity Funds	41.5%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,132	$ 514,694
Fidelity Blue Chip Growth Fund (b)	7,786	485,831
Fidelity Equity-Income Fund (b)	13,073	741,354
Fidelity Large Cap Stock Fund (b)	20,775	551,160
Fidelity Series 100 Index Fund (b)	41,393	478,504
Fidelity Series Broad Market Opportunities Fund (b)	59,774	856,554
Fidelity Series Small Cap Opportunities Fund (b)	5,557	73,356
TOTAL DOMESTIC EQUITY FUNDS		3,701,453
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,488	518,197
TOTAL EQUITY FUNDS (Cost $3,335,530)		4,219,650
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	19,441	191,103
Fidelity Strategic Income Fund (b)	17,701	192,414
TOTAL HIGH YIELD FIXED-INCOME FUNDS		383,517

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund (b)	55,527	$ 571,925
Fidelity Strategic Real Return Fund (b)	61,391	570,322
Fidelity Total Bond Fund (b)	162,205	1,712,881
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,855,128
TOTAL FIXED-INCOME FUNDS (Cost $3,254,682)		3,238,645
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	742,479	742,479
Fidelity Short-Term Bond Fund (b)	86,124	740,667
TOTAL SHORT-TERM FUNDS (Cost $1,474,250)		1,483,146
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,064,462)		8,941,441
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$ 8,941,272
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 106,972	$ 117,677	$ 6,600	$ 518,197
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	151,010	109,217	518	514,694
Fidelity Blue Chip Growth Fund	444,607	124,090	108,064	1,909	485,831
Fidelity Capital & Income Fund	173,936	39,260	26,615	4,441	191,103
Fidelity Equity-Income Fund	684,505	142,774	99,498	9,698	741,354
Fidelity Government Income Fund	497,527	133,015	61,870	4,315	571,925
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	180,446	80,362	298	742,479
Fidelity Large Cap Stock Fund	514,724	111,460	117,388	3,138	551,160
Fidelity Series 100 Index Fund	443,617	95,865	79,856	9,316	478,504
Fidelity Series Broad Market Opportunities Fund	787,235	165,151	162,378	3,669	856,554
Fidelity Series Small Cap Opportunities Fund	68,500	20,873	14,843	16	73,356
Fidelity Short-Term Bond Fund	642,734	174,922	80,362	3,028	740,667
Fidelity Strategic Income Fund	173,797	41,881	21,263	3,634	192,414
Fidelity Strategic Real Return Fund	497,534	138,992	61,870	6,402	570,322
Fidelity Total Bond Fund	1,492,003	406,989	185,455	24,602	1,712,881
Total	$ 8,043,553	$ 2,033,700	$ 1,326,718	$ 81,584	$ 8,941,441
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $8,064,462) - See accompanying schedule	$ 8,941,441
Cash	1
Total assets	8,941,442

Liabilities
Distribution and service plan fees payable	170

Net Assets	$ 8,941,272
Net Assets consist of:
Paid in capital	$ 8,333,517
Undistributed net investment income	2,059
Accumulated undistributed net realized gain (loss) on investments	(271,283)
Net unrealized appreciation (depreciation) on investments	876,979
Net Assets	$ 8,941,272

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,407 ÷ 1,432.87 shares)	$ 57.51

Maximum offering price per share (100/94.25 of $57.51)	$ 61.02
Class T: Net Asset Value and redemption price per share ($332,090 ÷ 5,774.38 shares)	$ 57.51

Maximum offering price per share (100/96.50 of $57.51)	$ 59.60

Class C: Net Asset Value and offering price per share ($16,348 ÷ 284.64 shares)A	$ 57.43

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($8,422,991 ÷ 146,469.30 shares)	$ 57.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,436 ÷ 1,520.44 shares)	$ 57.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,584

Expenses
Distribution and service plan fees	$ 1,029
Independent trustees' compensation	16
Total expenses before reductions	1,045
Expense reductions	(16)	1,029
Net investment income (loss)		80,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,023
Capital gain distributions from underlying funds	146,002
Total net realized gain (loss)		167,025
Change in net unrealized appreciation (depreciation) on underlying funds		169,879
Net gain (loss)		336,904
Net increase (decrease) in net assets resulting from operations		$ 417,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,555	$ 124,877
Net realized gain (loss)	167,025	190,275
Change in net unrealized appreciation (depreciation)	169,879	480,221
Net increase (decrease) in net assets resulting from operations	417,459	795,373
Distributions to shareholders from net investment income	(79,989)	(124,207)
Distributions to shareholders from net realized gain	(25,118)	(26,559)
Total distributions	(105,107)	(150,766)
Share transactions - net increase (decrease)	585,501	1,675,414
Total increase (decrease) in net assets	897,853	2,320,021

Net Assets
Beginning of period	8,043,419	5,723,398
End of period (including undistributed net investment income of $2,059 and undistributed net investment income of $1,493, respectively)	$ 8,941,272	$ 8,043,419

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Income from Investment Operations
Net investment income (loss) E	.462	.868	.792	.802	.789	1.000
Net realized and unrealized gain (loss)	2.118	5.348	.666	4.972	4.116	(5.341)
Total from investment operations	2.580	6.216	1.458	5.774	4.905	(4.341)
Distributions from net investment income	(.447)	(.879)	(.794)	(.815)	(.785)	(.979)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.610)	(1.106)	(.948)	(1.024)	(.895)	(1.309)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Total Return B, C, D	4.65%	12.49%	3.02%	12.85%	11.96%	(8.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62% A	1.64%	1.63%	1.65%	1.78%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 122	$ 133	$ 133	$ 359	$ 278
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Income from Investment Operations
Net investment income (loss) E	.390	.738	.672	.682	.678	.905
Net realized and unrealized gain (loss)	2.121	5.346	.678	4.975	4.107	(5.340)
Total from investment operations	2.511	6.084	1.350	5.657	4.785	(4.435)
Distributions from net investment income	(.388)	(.767)	(.676)	(.668)	(.675)	(.875)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.551)	(.994)	(.830)	(.877)	(.785)	(1.205)
Net asset value, end of period	$ 57.51	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Total Return B, C, D	4.52%	12.21%	2.79%	12.57%	11.66%	(9.15)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37% A	1.39%	1.38%	1.40%	1.53%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 332	$ 326	$ 128	$ 130	$ 328	$ 311
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Income from Investment Operations
Net investment income (loss) E	.247	.471	.427	.438	.454	.711
Net realized and unrealized gain (loss)	2.119	5.346	.662	4.974	4.117	(5.333)
Total from investment operations	2.366	5.817	1.089	5.412	4.571	(4.622)
Distributions from net investment income	(.263)	(.540)	(.435)	(.453)	(.431)	(.678)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.426)	(.767)	(.589)	(.662)	(.541)	(1.008)
Net asset value, end of period	$ 57.43	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Total Return B, C, D	4.26%	11.65%	2.24%	12.01%	11.13%	(9.60)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87% A	.89%	.88%	.90%	1.02%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 33	$ 49	$ 51	$ 86
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) D	.532	1.003	.914	.925	.900	1.087
Net realized and unrealized gain (loss)	2.129	5.340	.680	4.965	4.115	(5.330)
Total from investment operations	2.661	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(.528)	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.691)	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return B, C	4.80%	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,423	$ 7,494	$ 5,405	$ 5,783	$ 5,383	$ 5,641
Portfolio turnover rate E	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) D	.532	1.011	.916	.923	.899	1.097
Net realized and unrealized gain (loss)	2.129	5.332	.678	4.967	4.116	(5.340)
Total from investment operations	2.661	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(.528)	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.691)	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return B, C	4.80%	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 83	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate E	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Blue Chip Growth Fund	5.6	5.7
Fidelity Equity-Income Fund	8.6	8.8
Fidelity Large Cap Stock Fund	6.4	6.6
Fidelity Series 100 Index Fund	5.5	5.7
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.9	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.6	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.6	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.0
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	18.5	17.9
	30.8	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.3
Fidelity Short-Term Bond Fund	7.6	7.3
	15.1	14.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.9%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.5%
	Shares	Value
Domestic Equity Funds - 42.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	37,689	$ 771,873
Fidelity Blue Chip Growth Fund (b)	11,663	727,761
Fidelity Equity-Income Fund (b)	19,580	1,110,375
Fidelity Large Cap Stock Fund (b)	31,131	825,906
Fidelity Series 100 Index Fund (b)	62,020	716,953
Fidelity Series Broad Market Opportunities Fund (b)	89,488	1,282,367
Fidelity Series Small Cap Opportunities Fund (b)	8,334	110,012
TOTAL DOMESTIC EQUITY FUNDS		5,545,247
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,093	848,827
TOTAL EQUITY FUNDS (Cost $5,687,764)		6,394,074
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	30,391	298,740
Fidelity Strategic Income Fund (b)	27,669	300,764
TOTAL HIGH YIELD FIXED-INCOME FUNDS		599,504

	Shares	Value
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund (b)	77,261	$ 795,790
Fidelity Strategic Real Return Fund (b)	85,431	793,652
Fidelity Total Bond Fund (b)	225,824	2,384,697
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,974,139
TOTAL FIXED-INCOME FUNDS (Cost $4,580,354)		4,573,643
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	976,865	976,865
Fidelity Short-Term Bond Fund (b)	113,926	979,765
TOTAL SHORT-TERM FUNDS (Cost $1,949,875)		1,956,630
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,217,993)		12,924,347
NET OTHER ASSETS (LIABILITIES) - 0.0%		(254)
NET ASSETS - 100%		$ 12,924,093
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 508,241	$ 85,647	$ 8,472	$ 848,827
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	511,361	76,247	632	771,873
Fidelity Blue Chip Growth Fund	336,749	443,403	77,694	1,817	727,761
Fidelity Capital & Income Fund	137,015	172,558	15,351	4,883	298,740
Fidelity Equity-Income Fund	518,628	648,931	62,162	10,517	1,110,375
Fidelity Government Income Fund	351,965	478,311	38,991	4,398	795,790
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	595,491	48,018	275	976,865
Fidelity Large Cap Stock Fund	389,387	485,775	84,973	3,698	825,906
Fidelity Series 100 Index Fund	335,996	419,790	50,078	10,722	716,953
Fidelity Series Broad Market Opportunities Fund	596,337	738,453	109,553	4,481	1,282,367
Fidelity Series Small Cap Opportunities Fund	52,021	70,244	11,051	21	110,012
Fidelity Short-Term Bond Fund	429,610	594,973	48,018	2,879	979,765
Fidelity Strategic Income Fund	136,911	181,707	14,982	4,023	300,764
Fidelity Strategic Real Return Fund	351,986	483,598	38,991	6,293	793,652
Fidelity Total Bond Fund	1,057,723	1,438,980	116,987	24,274	2,384,697
Total	$ 5,900,281	$ 7,771,816	$ 878,743	$ 87,385	$ 12,924,347
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $12,217,993) - See accompanying schedule		$ 12,924,347
Cash		1
Receivable for investments sold		32,109
Receivable for fund shares sold		1,000
Other receivables		55
Total assets		12,957,512

Liabilities
Payable for fund shares redeemed	$ 33,107
Distribution and service plan fees payable	312
Total liabilities		33,419

Net Assets		$ 12,924,093
Net Assets consist of:
Paid in capital		$ 12,162,806
Undistributed net investment income		2,860
Accumulated undistributed net realized gain (loss) on investments		52,073
Net unrealized appreciation (depreciation) on investments		706,354
Net Assets		$ 12,924,093

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,687 ÷ 3,748.5 shares)		$ 57.54

Maximum offering price per share (100/94.25 of $57.54)		$ 61.05
Class T: Net Asset Value and redemption price per share ($16,428 ÷ 285.0 shares)		$ 57.64

Maximum offering price per share (100/96.50 of $57.64)		$ 59.73

Class C: Net Asset Value and offering price per share ($309,166 ÷ 5,388.4 shares)A		$ 57.38

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($12,295,858 ÷ 213,695.4 shares)		$ 57.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,954 ÷ 1,511.1 shares)		$ 57.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 87,385

Expenses
Distribution and service plan fees	$ 1,830
Independent trustees' compensation	15
Total expenses before reductions	1,845
Expense reductions	(15)	1,830
Net investment income (loss)		85,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,297)
Capital gain distributions from underlying funds	158,677
Total net realized gain (loss)		148,380
Change in net unrealized appreciation (depreciation) on underlying funds		141,288
Net gain (loss)		289,668
Net increase (decrease) in net assets resulting from operations		$ 375,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,555	$ 80,370
Net realized gain (loss)	148,380	155,323
Change in net unrealized appreciation (depreciation)	141,288	299,880
Net increase (decrease) in net assets resulting from operations	375,223	535,573
Distributions to shareholders from net investment income	(83,678)	(80,007)
Distributions to shareholders from net realized gain	(29,274)	(17,604)
Total distributions	(112,952)	(97,611)
Share transactions - net increase (decrease)	6,761,830	1,469,395
Total increase (decrease) in net assets	7,024,101	1,907,357

Net Assets
Beginning of period	5,899,992	3,992,635
End of period (including undistributed net investment income of $2,860 and undistributed net investment income of $983, respectively)	$ 12,924,093	$ 5,899,992

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) E	.485	.886	.815	.791	.718	.978
Net realized and unrealized gain (loss)	2.174	5.568	.598	5.066	4.180	(5.404)
Total from investment operations	2.659	6.454	1.413	5.857	4.898	(4.426)
Distributions from net investment income	(.414)	(.896)	(.796)	(.801)	(.713)	(1.004)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.569)	(1.124)	(.943)	(.977)	(.818)	(1.494)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Total Return B, C, D	4.80%	13.06%	2.94%	13.15%	12.08%	(9.22)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.71% A	1.67%	1.68%	1.63%	1.63%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216	$ 145	$ 86	$ 72	$ 66	$ 55
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) E	.414	.745	.715	.655	.603	.881
Net realized and unrealized gain (loss)	2.171	5.590	.598	5.076	4.182	(5.402)
Total from investment operations	2.585	6.335	1.313	5.731	4.785	(4.521)
Distributions from net investment income	(.340)	(.757)	(.636)	(.665)	(.590)	(.909)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.495)	(.985)	(.783)	(.841)	(.695)	(1.399)
Net asset value, end of period	$ 57.64	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Total Return B, C, D	4.65%	12.78%	2.72%	12.85%	11.79%	(9.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.51% H	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.51% H	.46%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.51% H	.46%	.50%	.50%	.50%
Net investment income (loss)	1.46% A	1.41%	1.48%	1.38%	1.37%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 15	$ 13	$ 15	$ 45	$ 71
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Income from Investment Operations
Net investment income (loss) E	.271	.486	.451	.428	.385	.693
Net realized and unrealized gain (loss)	2.162	5.561	.604	5.060	4.185	(5.400)
Total from investment operations	2.433	6.047	1.055	5.488	4.570	(4.707)
Distributions from net investment income	(.228)	(.559)	(.448)	(.452)	(.385)	(.713)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.383)	(.787)	(.595)	(.628)	(.490)	(1.203)
Net asset value, end of period	$ 57.38	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Total Return B, C, D	4.39%	12.21%	2.19%	12.30%	11.26%	(9.91)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.96% A	.92%	.93%	.88%	.88%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309	$ 315	$ 312	$ 270	$ 186	$ 178
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) D	.555	1.015	.935	.917	.821	1.101
Net realized and unrealized gain (loss)	2.172	5.567	.608	5.062	4.178	(5.429)
Total from investment operations	2.727	6.582	1.543	5.979	4.999	(4.328)
Distributions from net investment income	(.482)	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.637)	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Total Return B, C	4.92%	13.33%	3.22%	13.43%	12.34%	(8.99)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,296	$ 5,367	$ 3,558	$ 3,962	$ 1,628	$ 303
Portfolio turnover rate E	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) D	.555	1.020	.936	.911	.825	1.074
Net realized and unrealized gain (loss)	2.172	5.562	.607	5.058	4.184	(5.402)
Total from investment operations	2.727	6.582	1.543	5.969	5.009	(4.328)
Distributions from net investment income	(.482)	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.637)	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Total Return B, C	4.92%	13.33%	3.22%	13.41%	12.36%	(8.99)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 57	$ 24	$ 27	$ 36	$ 55
Portfolio turnover rate E	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.3
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Equity-Income Fund	8.8	9.0
Fidelity Large Cap Stock Fund	6.5	6.8
Fidelity Series 100 Index Fund	5.7	5.8
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.0	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.4
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	5.8
Fidelity Strategic Real Return Fund	6.0	5.8
Fidelity Total Bond Fund	18.0	17.4
	30.1	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.6
Fidelity Short-Term Bond Fund	6.9	6.7
	13.7	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	13.7%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	20,765	$ 425,262
Fidelity Blue Chip Growth Fund (b)	6,427	401,055
Fidelity Equity-Income Fund (b)	10,795	612,173
Fidelity Large Cap Stock Fund (b)	17,149	454,975
Fidelity Series 100 Index Fund (b)	34,175	395,059
Fidelity Series Broad Market Opportunities Fund (b)	49,325	706,830
Fidelity Series Small Cap Opportunities Fund (b)	4,637	61,205
TOTAL DOMESTIC EQUITY FUNDS		3,056,559
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,240	508,662
TOTAL EQUITY FUNDS (Cost $2,996,850)		3,565,221
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	17,345	170,504
Fidelity Strategic Income Fund (b)	15,792	171,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		342,166

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund (b)	40,586	$ 418,032
Fidelity Strategic Real Return Fund (b)	44,877	416,904
Fidelity Total Bond Fund (b)	118,429	1,250,611
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,085,547
TOTAL FIXED-INCOME FUNDS (Cost $2,463,212)		2,427,713
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	475,247	475,247
Fidelity Short-Term Bond Fund (b)	55,427	476,669
TOTAL SHORT-TERM FUNDS (Cost $949,235)		951,916
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,409,297)		6,944,850
NET OTHER ASSETS (LIABILITIES) - 0.0%		(172)
NET ASSETS - 100%		$ 6,944,678
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 188,148	$ 68,517	$ 5,993	$ 508,662
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	190,442	55,095	397	425,262
Fidelity Blue Chip Growth Fund	278,414	161,242	56,168	1,324	401,055
Fidelity Capital & Income Fund	117,258	61,216	11,309	3,416	170,504
Fidelity Equity-Income Fund	428,523	218,748	42,686	7,052	612,173
Fidelity Government Income Fund	275,478	166,430	26,238	2,760	418,032
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	187,400	30,147	166	475,247
Fidelity Large Cap Stock Fund	321,858	165,355	59,913	2,406	454,975
Fidelity Series 100 Index Fund	277,791	142,477	36,720	6,883	395,059
Fidelity Series Broad Market Opportunities Fund	492,658	249,198	79,259	2,810	706,830
Fidelity Series Small Cap Opportunities Fund	42,934	26,179	7,010	13	61,205
Fidelity Short-Term Bond Fund	318,164	186,822	30,217	1,712	476,669
Fidelity Strategic Income Fund	117,167	67,206	10,984	2,799	171,662
Fidelity Strategic Real Return Fund	275,483	170,118	26,238	4,072	416,904
Fidelity Total Bond Fund	826,974	501,354	78,724	15,524	1,250,611
Total	$ 4,761,751	$ 2,682,335	$ 619,225	$ 57,327	$ 6,944,850
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,409,297) - See accompanying schedule	$ 6,944,850

Liabilities
Distribution and service plan fees payable	172

Net Assets	$ 6,944,678
Net Assets consist of:
Paid in capital	$ 6,427,617
Undistributed net investment income	1,593
Accumulated undistributed net realized gain (loss) on investments	(20,085)
Net unrealized appreciation (depreciation) on investments	535,553
Net Assets	$ 6,944,678

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($465,794 ÷ 8,550.255 shares)	$ 54.48

Maximum offering price per share (100/94.25 of $54.48)	$ 57.80
Class T: Net Asset Value and redemption price per share ($34,934 ÷ 640.786 shares)	$ 54.52

Maximum offering price per share (100/96.50 of $54.52)	$ 56.50

Class C: Net Asset Value and offering price per share ($71,929 ÷ 1,321.980 shares)A	$ 54.41

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($6,352,243 ÷ 116,568.509 shares)	$ 54.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,778 ÷ 362.934 shares)	$ 54.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,327

Expenses
Distribution and service plan fees	$ 883
Independent trustees' compensation	11
Total expenses before reductions	894
Expense reductions	(11)	883
Net investment income (loss)		56,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,953)
Capital gain distributions from underlying funds	106,077
Total net realized gain (loss)		104,124
Change in net unrealized appreciation (depreciation) on underlying funds		121,942
Net gain (loss)		226,066
Net increase (decrease) in net assets resulting from operations		$ 282,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,444	$ 82,284
Net realized gain (loss)	104,124	150,587
Change in net unrealized appreciation (depreciation)	121,942	298,362
Net increase (decrease) in net assets resulting from operations	282,510	531,233
Distributions to shareholders from net investment income	(55,615)	(81,963)
Distributions to shareholders from net realized gain	(75,104)	(32,634)
Total distributions	(130,719)	(114,597)
Share transactions - net increase (decrease)	2,031,252	1,045,148
Total increase (decrease) in net assets	2,183,043	1,461,784

Net Assets
Beginning of period	4,761,635	3,299,851
End of period (including undistributed net investment income of $1,593 and undistributed net investment income of $764, respectively)	$ 6,944,678	$ 4,761,635

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Income from Investment Operations
Net investment income (loss) E	.458	.906	.717	.796	.727	.930
Net realized and unrealized gain (loss)	2.129	5.480	.618	5.086	4.154	(5.570)
Total from investment operations	2.587	6.386	1.335	5.882	4.881	(4.640)
Distributions from net investment income	(.434)	(.852)	(.770)	(.812)	(.796)	(.960)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.147)	(1.256)	(2.495)	(1.002)	(.901)	(1.670)
Net asset value, end of period	$ 54.48	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Total Return B, C, D	4.93%	13.55%	2.85%	13.38%	12.19%	(9.66)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.37%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70% A	1.80%	1.51%	1.66%	1.67%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 229	$ 217	$ 214	$ 200	$ 183
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Income from Investment Operations
Net investment income (loss) E	.391	.781	.599	.676	.620	.821
Net realized and unrealized gain (loss)	2.131	5.484	.599	5.107	4.147	(5.548)
Total from investment operations	2.522	6.265	1.198	5.783	4.767	(4.727)
Distributions from net investment income	(.369)	(.721)	(.633)	(.693)	(.682)	(.863)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.082)	(1.125)	(2.358)	(.883)	(.787)	(1.573)
Net asset value, end of period	$ 54.52	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Total Return B, C, D	4.80%	13.27%	2.55%	13.14%	11.90%	(9.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.62%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45% A	1.55%	1.26%	1.41%	1.43%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 27	$ 24	$ 27	$ 35	$ 54
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Income from Investment Operations
Net investment income (loss) E	.256	.529	.358	.434	.403	.624
Net realized and unrealized gain (loss)	2.131	5.469	.615	5.102	4.143	(5.532)
Total from investment operations	2.387	5.998	.973	5.536	4.546	(4.908)
Distributions from net investment income	(.254)	(.534)	(.438)	(.446)	(.451)	(.662)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(.967)	(.938)	(2.163)	(.636)	(.556)	(1.372)
Net asset value, end of period	$ 54.41	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Total Return B, C, D	4.54%	12.68%	2.07%	12.55%	11.33%	(10.32)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.12%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.95% A	1.05%	.76%	.91%	.93%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 69	$ 52	$ 22	$ 29	$ 46
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) D	.525	1.033	.836	.918	.832	1.014
Net realized and unrealized gain (loss)	2.124	5.479	.618	5.095	4.147	(5.557)
Total from investment operations	2.649	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.496)	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.209)	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 54.49	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return B, C	5.04%	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.12%	.00% F	.00% F	.00% F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,352	$ 4,418	$ 2,991	$ 1,297	$ 1,391	$ 1,285
Portfolio turnover rate E	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) D	.526	1.032	.835	.904	.834	1.009
Net realized and unrealized gain (loss)	2.123	5.480	.619	5.109	4.145	(5.552)
Total from investment operations	2.649	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.496)	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.209)	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 54.49	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return B, C	5.04%	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.12%	.00% F	.00% F	.00% F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 19	$ 17	$ 19	$ 61	$ 55
Portfolio turnover rate E	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.4
Fidelity Blue Chip Growth Fund	5.9	6.0
Fidelity Equity-Income Fund	9.0	9.2
Fidelity Large Cap Stock Fund	6.7	6.9
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.9	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.5
	5.2	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.6
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	17.3	16.8
	28.8	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.2
Fidelity Short-Term Bond Fund	6.5	6.3
	13.0	12.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.8%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Expected
Domestic Equity Funds	45.4%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	19,775	$ 404,993
Fidelity Blue Chip Growth Fund (b)	6,129	382,430
Fidelity Equity-Income Fund (b)	10,279	582,930
Fidelity Large Cap Stock Fund (b)	16,336	433,391
Fidelity Series 100 Index Fund (b)	32,596	376,806
Fidelity Series Broad Market Opportunities Fund (b)	46,983	673,261
Fidelity Series Small Cap Opportunities Fund (b)	4,380	57,817
TOTAL DOMESTIC EQUITY FUNDS		2,911,628
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,642	524,112
TOTAL EQUITY FUNDS (Cost $2,862,277)		3,435,740
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	17,005	167,159
Fidelity Strategic Income Fund (b)	15,482	168,285
TOTAL HIGH YIELD FIXED-INCOME FUNDS		335,444

	Shares	Value
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Government Income Fund (b)	36,361	$ 374,521
Fidelity Strategic Real Return Fund (b)	40,204	373,498
Fidelity Total Bond Fund (b)	106,289	1,122,414
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,870,433
TOTAL FIXED-INCOME FUNDS (Cost $2,179,307)		2,205,877
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	420,262	420,262
Fidelity Short-Term Bond Fund (b)	49,012	421,504
TOTAL SHORT-TERM FUNDS (Cost $836,678)		841,766
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,878,262)		6,483,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		(109)
NET ASSETS - 100%		$ 6,483,274
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 209,585	$ 57,308	$ 5,465	$ 524,112
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	190,651	43,219	341	404,993
Fidelity Blue Chip Growth Fund	249,635	162,784	43,548	1,092	382,430
Fidelity Capital & Income Fund	108,224	65,046	8,670	2,969	167,159
Fidelity Equity-Income Fund	384,259	227,217	31,589	5,844	582,930
Fidelity Government Income Fund	234,485	156,968	18,900	2,224	374,521
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	179,500	20,273	129	420,262
Fidelity Large Cap Stock Fund	288,297	170,970	46,648	2,026	433,391
Fidelity Series 100 Index Fund	249,076	147,585	26,621	5,836	376,806
Fidelity Series Broad Market Opportunities Fund	441,539	258,630	60,699	2,411	673,261
Fidelity Series Small Cap Opportunities Fund	38,625	25,981	5,991	11	57,817
Fidelity Short-Term Bond Fund	261,172	180,194	21,287	1,334	421,504
Fidelity Strategic Income Fund	108,142	70,504	8,623	2,441	168,285
Fidelity Strategic Real Return Fund	234,491	159,485	18,899	3,167	373,498
Fidelity Total Bond Fund	703,473	474,485	56,719	12,400	1,122,414
Total	$ 4,190,840	$ 2,679,585	$ 468,994	$ 47,690	$ 6,483,383
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,878,262) - See accompanying schedule		$ 6,483,383
Cash		1
Receivable for fund shares sold		95
Total assets		6,483,479

Liabilities
Payable for investments purchased	$ 93
Distribution and service plan fees payable	112
Total liabilities		205

Net Assets		$ 6,483,274
Net Assets consist of:
Paid in capital		$ 5,864,501
Undistributed net investment income		1,457
Accumulated undistributed net realized gain (loss) on investments		12,195
Net unrealized appreciation (depreciation) on investments		605,121
Net Assets		$ 6,483,274

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,535 ÷ 2,098.6 shares)		$ 57.44

Maximum offering price per share (100/94.25 of $57.44)		$ 60.94
Class T: Net Asset Value and redemption price per share ($92,279 ÷ 1,606.5 shares)		$ 57.44

Maximum offering price per share (100/96.50 of $57.44)		$ 59.52

Class C: Net Asset Value and offering price per share ($55,862 ÷ 973.9 shares)A		$ 57.36

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($6,007,627 ÷ 104,639.1 shares)		$ 57.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,971 ÷ 3,604.6 shares)		$ 57.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 47,690

Expenses
Distribution and service plan fees	$ 563
Independent trustees' compensation	9
Total expenses before reductions	572
Expense reductions	(9)	563
Net investment income (loss)		47,127
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(652)
Capital gain distributions from underlying funds	88,634
Total net realized gain (loss)		87,982
Change in net unrealized appreciation (depreciation) on underlying funds		82,601
Net gain (loss)		170,583
Net increase (decrease) in net assets resulting from operations		$ 217,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,127	$ 56,289
Net realized gain (loss)	87,982	94,056
Change in net unrealized appreciation (depreciation)	82,601	236,800
Net increase (decrease) in net assets resulting from operations	217,710	387,145
Distributions to shareholders from net investment income	(46,386)	(55,933)
Distributions to shareholders from net realized gain	(34,674)	(10,194)
Total distributions	(81,060)	(66,127)
Share transactions - net increase (decrease)	2,155,860	1,540,337
Total increase (decrease) in net assets	2,292,510	1,861,355

Net Assets
Beginning of period	4,190,764	2,329,409
End of period (including undistributed net investment income of $1,457 and undistributed net investment income of $716, respectively)	$ 6,483,274	$ 4,190,764

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.483	.840	.782	.799	.753	.923
Net realized and unrealized gain (loss)	2.315	6.014	.504	5.233	4.174	(5.753)
Total from investment operations	2.798	6.854	1.286	6.032	4.927	(4.830)
Distributions from net investment income	(.442)	(.903)	(.775)	(.772)	(.758)	(.890)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.798)	(1.114)	(.916)	(.972)	(.947)	(1.280)
Net asset value, end of period	$ 57.44	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Total Return B, C, D	5.05%	13.98%	2.71%	13.69%	12.29%	(10.20)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.70% A	1.60%	1.63%	1.66%	1.73%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 20	$ 18	$ 20	$ 27	$ 63
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.414	.719	.662	.681	.645	.828
Net realized and unrealized gain (loss)	2.305	6.008	.490	5.247	4.175	(5.757)
Total from investment operations	2.719	6.727	1.152	5.928	4.820	(4.929)
Distributions from net investment income	(.363)	(.776)	(.651)	(.658)	(.651)	(.791)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.719)	(.987)	(.792)	(.858)	(.840)	(1.181)
Net asset value, end of period	$ 57.44	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Total Return B, C, D	4.90%	13.71%	2.42%	13.45%	12.01%	(10.44)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.46% A	1.35%	1.38%	1.42%	1.48%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92	$ 88	$ 23	$ 27	$ 35	$ 54
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.271	.448	.424	.439	.426	.631
Net realized and unrealized gain (loss)	2.309	6.020	.490	5.239	4.185	(5.740)
Total from investment operations	2.580	6.468	.914	5.678	4.611	(5.109)
Distributions from net investment income	(.254)	(.567)	(.443)	(.408)	(.422)	(.591)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.610)	(.778)	(.584)	(.608)	(.611)	(.981)
Net asset value, end of period	$ 57.36	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Total Return B, C, D	4.65%	13.15%	1.92%	12.85%	11.47%	(10.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.95% A	.86%	.89%	.91%	.98%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 49	$ 43	$ 20	$ 27	$ 41
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.555	.975	.903	.921	.862	.988
Net realized and unrealized gain (loss)	2.304	6.009	.505	5.227	4.183	(5.729)
Total from investment operations	2.859	6.984	1.408	6.148	5.045	(4.741)
Distributions from net investment income	(.503)	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.859)	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 57.41	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return B, C	5.16%	14.27%	2.97%	13.97%	12.59%	(9.98)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.96% A	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,008	$ 3,894	$ 2,123	$ 2,066	$ 1,672	$ 1,628
Portfolio turnover rate E	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Income from Investment Operations
Net investment income (loss) D	.556	.972	.904	.922	.860	1.002
Net realized and unrealized gain (loss)	2.303	6.022	.504	5.226	4.185	(5.753)
Total from investment operations	2.859	6.994	1.408	6.148	5.045	(4.751)
Distributions from net investment income	(.503)	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.859)	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 57.42	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return B, C	5.16%	14.29%	2.97%	13.97%	12.59%	(10.00)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.96% A	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207	$ 139	$ 122	$ 107	$ 94	$ 108
Portfolio turnover rate E	19% A	35%	34%	39%	22%	46%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.6
Fidelity Blue Chip Growth Fund	6.0	6.1
Fidelity Equity-Income Fund	9.1	9.3
Fidelity Large Cap Stock Fund	6.8	7.0
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.7	46.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.4	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.5
Fidelity Strategic Real Return Fund	5.7	5.5
Fidelity Total Bond Fund	17.0	16.6
	28.4	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.5
Fidelity Short-Term Bond Fund	5.8	5.5
	11.6	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.7%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	20,187	$ 413,421
Fidelity Blue Chip Growth Fund (b)	6,257	390,409
Fidelity Equity-Income Fund (b)	10,498	595,328
Fidelity Large Cap Stock Fund (b)	16,682	442,561
Fidelity Series 100 Index Fund (b)	33,263	384,517
Fidelity Series Broad Market Opportunities Fund (b)	47,971	687,422
Fidelity Series Small Cap Opportunities Fund (b)	4,494	59,322
TOTAL DOMESTIC EQUITY FUNDS		2,972,980
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,997	576,176
TOTAL EQUITY FUNDS (Cost $3,099,886)		3,549,156
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (b)	17,885	175,814
Fidelity Strategic Income Fund (b)	16,287	177,036
TOTAL HIGH YIELD FIXED-INCOME FUNDS		352,850

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund (b)	35,954	$ 370,323
Fidelity Strategic Real Return Fund (b)	39,752	369,294
Fidelity Total Bond Fund (b)	105,095	1,109,798
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,849,415
TOTAL FIXED-INCOME FUNDS (Cost $2,247,296)		2,202,265
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	376,455	376,455
Fidelity Short-Term Bond Fund (b)	43,907	377,603
TOTAL SHORT-TERM FUNDS (Cost $752,679)		754,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,099,861)		6,505,479
NET OTHER ASSETS (LIABILITIES) - 0.0%		(484)
NET ASSETS - 100%		$ 6,504,995
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 205,615	$ 75,313	$ 6,198	$ 576,176
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	177,730	52,455	356	413,421
Fidelity Blue Chip Growth Fund	277,506	151,220	52,859	1,192	390,409
Fidelity Capital & Income Fund	123,843	64,324	15,244	3,332	175,814
Fidelity Equity-Income Fund	426,985	217,922	53,140	6,259	595,328
Fidelity Government Income Fund	252,711	147,009	31,444	2,335	370,323
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	156,369	31,920	123	376,455
Fidelity Large Cap Stock Fund	320,703	155,678	56,744	2,134	442,561
Fidelity Series 100 Index Fund	276,886	139,438	39,696	6,234	384,517
Fidelity Series Broad Market Opportunities Fund	490,982	234,856	75,343	2,520	687,422
Fidelity Series Small Cap Opportunities Fund	42,688	24,393	6,745	12	59,322
Fidelity Short-Term Bond Fund	252,142	156,014	31,920	1,263	377,603
Fidelity Strategic Income Fund	123,745	70,382	15,244	2,733	177,036
Fidelity Strategic Real Return Fund	252,708	149,899	31,443	3,307	369,294
Fidelity Total Bond Fund	760,002	443,331	94,358	13,122	1,109,798
Total	$ 4,582,173	$ 2,494,180	$ 663,868	$ 51,120	$ 6,505,479
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,099,861) - See accompanying schedule	$ 6,505,479

Liabilities
Distribution and service plan fees payable	484

Net Assets	$ 6,504,995
Net Assets consist of:
Paid in capital	$ 6,145,075
Undistributed net investment income	1,379
Accumulated undistributed net realized gain (loss) on investments	(47,077)
Net unrealized appreciation (depreciation) on investments	405,618
Net Assets	$ 6,504,995

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,203.63 ÷ 2,288.429 shares)	$ 57.33

Maximum offering price per share (100/94.25 of $57.33)	$ 60.83
Class T: Net Asset Value and redemption price per share ($365,139.93 ÷ 6,372.209 shares)	$ 57.30

Maximum offering price per share (100/96.50 of $57.30)	$ 59.38

Class C: Net Asset Value and offering price per share ($358,063.68 ÷ 6,263.633 shares)A	$ 57.17

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($5,649,858.43 ÷ 98,545.489 shares)	$ 57.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($729.14 ÷ 12.715 shares)	$ 57.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,120

Expenses
Distribution and service plan fees	$ 2,707
Independent trustees' compensation	9
Total expenses before reductions	2,716
Expense reductions	(9)	2,707
Net investment income (loss)		48,413
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,614)
Capital gain distributions from underlying funds	94,646
Total net realized gain (loss)		90,032
Change in net unrealized appreciation (depreciation) on underlying funds		97,613
Net gain (loss)		187,645
Net increase (decrease) in net assets resulting from operations		$ 236,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,413	$ 71,025
Net realized gain (loss)	90,032	89,547
Change in net unrealized appreciation (depreciation)	97,613	345,367
Net increase (decrease) in net assets resulting from operations	236,058	505,939
Distributions to shareholders from net investment income	(47,793)	(70,625)
Distributions to shareholders from net realized gain	(17,586)	(12,770)
Total distributions	(65,379)	(83,395)
Share transactions - net increase (decrease)	1,752,567	1,316,059
Total increase (decrease) in net assets	1,923,246	1,738,603

Net Assets
Beginning of period	4,581,749	2,843,146
End of period (including undistributed net investment income of $1,379 and undistributed net investment income of $759, respectively)	$ 6,504,995	$ 4,581,749

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.482	.939	.760	.811	.748	.937
Net realized and unrealized gain (loss)	2.355	6.075	.441	5.306	4.178	(6.127)
Total from investment operations	2.837	7.014	1.201	6.117	4.926	(5.190)
Distributions from net investment income	(.449)	(.913)	(.784)	(.771)	(.752)	(.940)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.627)	(1.094)	(.921)	(.927)	(.896)	(1.510)
Net asset value, end of period	$ 57.33	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Total Return B, C, D	5.15%	14.45%	2.56%	14.05%	12.46%	(10.72)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70% A	1.80%	1.60%	1.70%	1.74%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 25	$ 27	$ 31	$ 40	$ 54
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.411	.809	.641	.693	.639	.844
Net realized and unrealized gain (loss)	2.351	6.077	.448	5.287	4.183	(6.122)
Total from investment operations	2.762	6.886	1.089	5.980	4.822	(5.278)
Distributions from net investment income	(.374)	(.785)	(.672)	(.654)	(.648)	(.852)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.552)	(.966)	(.809)	(.810)	(.792)	(1.422)
Net asset value, end of period	$ 57.30	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Total Return B, C, D	5.01%	14.18%	2.32%	13.73%	12.19%	(10.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45% A	1.55%	1.35%	1.45%	1.49%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365	$ 295	$ 278	$ 288	$ 265	$ 265
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.270	.553	.404	.454	.424	.655
Net realized and unrealized gain (loss)	2.354	6.061	.445	5.293	4.179	(6.114)
Total from investment operations	2.624	6.614	.849	5.747	4.603	(5.459)
Distributions from net investment income	(.256)	(.593)	(.452)	(.451)	(.429)	(.651)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.434)	(.774)	(.589)	(.607)	(.573)	(1.221)
Net asset value, end of period	$ 57.17	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Total Return B, C, D	4.77%	13.60%	1.80%	13.17%	11.61%	(11.38)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.96% A	1.06%	.85%	.95%	.99%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358	$ 357	$ 174	$ 216	$ 119	$ 116
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.553	1.073	.880	.939	.854	1.034
Net realized and unrealized gain (loss)	2.354	6.070	.445	5.291	4.183	(6.126)
Total from investment operations	2.907	7.143	1.325	6.230	5.037	(5.092)
Distributions from net investment income	(.509)	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.687)	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 57.33	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Total Return B, C	5.28%	14.74%	2.82%	14.32%	12.75%	(10.48)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,650	$ 3,904	$ 2,363	$ 2,433	$ 598	$ 632
Portfolio turnover rate E	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.537	1.108	.873	.929	.851	1.031
Net realized and unrealized gain (loss)	2.360	6.065	.452	5.291	4.186	(6.123)
Total from investment operations	2.897	7.173	1.325	6.220	5.037	(5.092)
Distributions from net investment income	(.509)	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.687)	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 57.34	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Total Return B, C	5.26%	14.80%	2.82%	14.30%	12.75%	(10.48)%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 28	$ 103	$ 67
Portfolio turnover rate E	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.7
Fidelity Blue Chip Growth Fund	6.1	6.2
Fidelity Equity-Income Fund	9.3	9.5
Fidelity Large Cap Stock Fund	6.9	7.1
Fidelity Series 100 Index Fund	6.0	6.2
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.5	47.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7	10.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.8
	5.7	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.3
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.6	16.1
	27.7	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	4.9
Fidelity Short-Term Bond Fund	5.2	4.9
	10.4	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.5%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	46.8%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,952	$ 285,731
Fidelity Blue Chip Growth Fund (b)	4,327	270,024
Fidelity Equity-Income Fund (b)	7,260	411,738
Fidelity Large Cap Stock Fund (b)	11,522	305,673
Fidelity Series 100 Index Fund (b)	22,999	265,866
Fidelity Series Broad Market Opportunities Fund (b)	33,191	475,623
Fidelity Series Small Cap Opportunities Fund (b)	3,120	41,182
TOTAL DOMESTIC EQUITY FUNDS		2,055,837
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	11,123	427,342
TOTAL EQUITY FUNDS (Cost $2,078,103)		2,483,179
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	12,769	125,517
Fidelity Strategic Income Fund (b)	11,635	126,472
TOTAL HIGH YIELD FIXED-INCOME FUNDS		251,989

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	23,836	$ 245,514
Fidelity Strategic Real Return Fund (b)	26,351	244,803
Fidelity Total Bond Fund (b)	69,540	734,337
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,224,654
TOTAL FIXED-INCOME FUNDS (Cost $1,446,041)		1,476,643
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	229,749	229,749
Fidelity Short-Term Bond Fund (b)	26,800	230,480
TOTAL SHORT-TERM FUNDS (Cost $457,233)		460,229
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,981,377)		4,420,051
NET OTHER ASSETS (LIABILITIES) - 0.0%		(168)
NET ASSETS - 100%		$ 4,419,883
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 298,666	$ 116,307	$ 5,055	$ 427,342
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	221,061	77,273	272	285,731
Fidelity Blue Chip Growth Fund	142,546	191,233	74,126	758	270,024
Fidelity Capital & Income Fund	65,481	84,098	26,276	2,342	125,517
Fidelity Equity-Income Fund	219,578	278,767	88,552	4,513	411,738
Fidelity Government Income Fund	123,795	170,027	49,718	1,552	245,514
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	163,198	46,744	73	229,749
Fidelity Large Cap Stock Fund	164,807	210,248	84,322	1,625	305,673
Fidelity Series 100 Index Fund	142,227	181,680	62,724	4,666	265,866
Fidelity Series Broad Market Opportunities Fund	252,326	319,631	119,674	1,931	475,623
Fidelity Series Small Cap Opportunities Fund	22,000	30,304	10,847	9	41,182
Fidelity Short-Term Bond Fund	113,354	163,153	46,804	767	230,480
Fidelity Strategic Income Fund	65,430	88,317	25,934	1,927	126,472
Fidelity Strategic Real Return Fund	123,798	172,100	49,718	2,243	244,803
Fidelity Total Bond Fund	372,304	509,544	149,065	8,553	734,337
Total	$ 2,311,797	$ 3,082,027	$ 1,028,084	$ 36,286	$ 4,420,051
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,981,377) - See accompanying schedule		$ 4,420,051
Receivable for fund shares sold		1,000
Total assets		4,421,051

Liabilities
Payable for investments purchased	$ 1,000
Distribution and service plan fees payable	168
Total liabilities		1,168

Net Assets		$ 4,419,883
Net Assets consist of:
Paid in capital		$ 3,964,984
Undistributed net investment income		999
Accumulated undistributed net realized gain (loss) on investments		15,226
Net unrealized appreciation (depreciation) on investments		438,674
Net Assets		$ 4,419,883

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,877 ÷ 2,438.09 shares)		$ 55.32

Maximum offering price per share (100/94.25 of $55.32)		$ 58.69
Class T: Net Asset Value and redemption price per share ($118,090 ÷ 2,134.68 shares)		$ 55.32

Maximum offering price per share (100/96.50 of $55.32)		$ 57.33

Class C: Net Asset Value and offering price per share ($105,155 ÷ 1,906.01 shares)A		$ 55.17

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($4,030,823 ÷ 72,853.29 shares)		$ 55.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,938 ÷ 559.21 shares)		$ 55.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 36,286

Expenses
Distribution and service plan fees	$ 1,004
Independent trustees' compensation	6
Total expenses before reductions	1,010
Expense reductions	(6)	1,004
Net investment income (loss)		35,282
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,573)
Capital gain distributions from underlying funds	67,308
Total net realized gain (loss)		52,735
Change in net unrealized appreciation (depreciation) on underlying funds		68,882
Net gain (loss)		121,617
Net increase (decrease) in net assets resulting from operations		$ 156,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,282	$ 46,047
Net realized gain (loss)	52,735	119,857
Change in net unrealized appreciation (depreciation)	68,882	155,950
Net increase (decrease) in net assets resulting from operations	156,899	321,854
Distributions to shareholders from net investment income	(34,646)	(45,956)
Distributions to shareholders from net realized gain	(79,768)	(9,447)
Total distributions	(114,414)	(55,403)
Share transactions - net increase (decrease)	2,065,751	(46,535)
Total increase (decrease) in net assets	2,108,236	219,916

Net Assets
Beginning of period	2,311,647	2,091,731
End of period (including undistributed net investment income of $999 and undistributed net investment income of $363, respectively)	$ 4,419,883	$ 2,311,647

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Income from Investment Operations
Net investment income (loss) E	.501	.953	.739	.858	.744	.856
Net realized and unrealized gain (loss)	2.314	6.186	.384	5.317	4.191	(6.093)
Total from investment operations	2.815	7.139	1.123	6.175	4.935	(5.237)
Distributions from net investment income	(.422)	(.909)	(.769)	(.802)	(.710)	(.873)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.935)	(1.109)	(.903)	(.995)	(.875)	(1.073)
Net asset value, end of period	$ 55.32	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Total Return B, C, D	5.27%	14.95%	2.44%	14.43%	12.72%	(11.24)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.82% A	1.85%	1.59%	1.82%	1.76%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 121	$ 76	$ 34	$ 32	$ 115
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) E	.433	.820	.624	.736	.636	.791
Net realized and unrealized gain (loss)	2.309	6.201	.367	5.326	4.191	(6.111)
Total from investment operations	2.742	7.021	.991	6.062	4.827	(5.320)
Distributions from net investment income	(.349)	(.781)	(.647)	(.689)	(.612)	(.780)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.862)	(.981)	(.781)	(.882)	(.777)	(.980)
Net asset value, end of period	$ 55.32	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Total Return B, C, D	5.13%	14.69%	2.15%	14.15%	12.43%	(11.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.57% A	1.59%	1.34%	1.57%	1.50%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 135	$ 105	$ 127	$ 37	$ 57
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Income from Investment Operations
Net investment income (loss) E	.294	.561	.390	.505	.424	.611
Net realized and unrealized gain (loss)	2.304	6.186	.379	5.319	4.192	(6.107)
Total from investment operations	2.598	6.747	.769	5.824	4.616	(5.496)
Distributions from net investment income	(.245)	(.587)	(.435)	(.441)	(.421)	(.594)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.758)	(.787)	(.569)	(.634)	(.586)	(.794)
Net asset value, end of period	$ 55.17	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Total Return B, C, D	4.87%	14.10%	1.67%	13.59%	11.87%	(11.89)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07% A	1.09%	.84%	1.08%	1.01%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 84	$ 74	$ 72	$ 91	$ 57
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Income from Investment Operations
Net investment income (loss) D	.569	1.076	.857	.969	.849	.965
Net realized and unrealized gain (loss)	2.314	6.200	.377	5.332	4.187	(6.112)
Total from investment operations	2.883	7.276	1.234	6.301	5.036	(5.147)
Distributions from net investment income	(.490)	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(2.003)	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 55.33	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return B, C	5.40%	15.26%	2.68%	14.74%	12.99%	(11.02)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07% A	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,031	$ 1,942	$ 1,811	$ 1,345	$ 2,051	$ 1,165
Portfolio turnover rate E	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) D	.569	1.078	.857	.973	.848	.974
Net realized and unrealized gain (loss)	2.304	6.198	.377	5.328	4.188	(6.111)
Total from investment operations	2.873	7.276	1.234	6.301	5.036	(5.137)
Distributions from net investment income	(.490)	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(2.003)	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 55.32	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return B, C	5.38%	15.26%	2.68%	14.74%	12.99%	(11.00)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07% A	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 29	$ 25	$ 29	$ 38	$ 58
Portfolio turnover rate E	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.8
Fidelity Blue Chip Growth Fund	6.3	6.3
Fidelity Equity-Income Fund	9.5	9.7
Fidelity Large Cap Stock Fund	7.1	7.3
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	11.0	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	47.7	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.6	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.0
	6.0	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.3	15.8
	27.2	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.9
Fidelity Short-Term Bond Fund	4.3	3.9
	8.5	7.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Expected
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	9.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.3%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,418	$ 438,635
Fidelity Blue Chip Growth Fund (b)	6,624	413,316
Fidelity Equity-Income Fund (b)	11,128	631,065
Fidelity Large Cap Stock Fund (b)	17,676	468,956
Fidelity Series 100 Index Fund (b)	35,230	407,260
Fidelity Series Broad Market Opportunities Fund (b)	50,858	728,796
Fidelity Series Small Cap Opportunities Fund (b)	4,773	63,007
TOTAL DOMESTIC EQUITY FUNDS		3,151,035
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	18,258	701,472
TOTAL EQUITY FUNDS (Cost $3,405,987)		3,852,507
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (b)	20,100	197,583
Fidelity Strategic Income Fund (b)	18,298	198,897
TOTAL HIGH YIELD FIXED-INCOME FUNDS		396,480

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund (b)	35,033	$ 360,840
Fidelity Strategic Real Return Fund (b)	38,739	359,884
Fidelity Total Bond Fund (b)	102,096	1,078,132
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,798,856
TOTAL FIXED-INCOME FUNDS (Cost $2,221,204)		2,195,336
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	277,995	277,995
Fidelity Short-Term Bond Fund (b)	32,711	281,316
TOTAL SHORT-TERM FUNDS (Cost $558,268)		559,311
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,185,459)		6,607,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,361
NET ASSETS - 100%		$ 6,609,515
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 335,044	$ 110,020	$ 6,990	$ 701,472
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	238,758	66,443	357	438,635
Fidelity Blue Chip Growth Fund	259,016	207,062	66,544	1,160	413,316
Fidelity Capital & Income Fund	122,327	93,347	20,939	3,382	197,583
Fidelity Equity-Income Fund	398,541	297,958	68,421	6,084	631,065
Fidelity Government Income Fund	216,334	179,995	37,344	2,071	360,840
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	146,055	28,516	81	277,995
Fidelity Large Cap Stock Fund	299,339	220,777	72,570	2,095	468,956
Fidelity Series 100 Index Fund	258,437	191,358	49,452	6,071	407,260
Fidelity Series Broad Market Opportunities Fund	458,271	335,062	99,776	2,527	728,796
Fidelity Series Small Cap Opportunities Fund	39,848	33,117	8,977	12	63,007
Fidelity Short-Term Bond Fund	160,540	148,393	28,515	839	281,316
Fidelity Strategic Income Fund	122,231	99,613	20,939	2,782	198,897
Fidelity Strategic Real Return Fund	216,334	182,289	37,343	2,929	359,884
Fidelity Total Bond Fund	650,627	537,935	111,930	11,554	1,078,132
Total	$ 4,101,279	$ 3,246,763	$ 827,729	$ 48,934	$ 6,607,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,185,459) - See accompanying schedule		$ 6,607,154
Receivable for investments sold		2,375
Receivable for fund shares sold		61,176
Total assets		6,670,705

Liabilities
Payable for investments purchased	$ 57,043
Payable for fund shares redeemed	4,000
Distribution and service plan fees payable	147
Total liabilities		61,190

Net Assets		$ 6,609,515
Net Assets consist of:
Paid in capital		$ 6,158,977
Undistributed net investment income		1,440
Accumulated undistributed net realized gain (loss) on investments		27,403
Net unrealized appreciation (depreciation) on investments		421,695
Net Assets		$ 6,609,515

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,462 ÷ 1,440.883 shares)		$ 56.54

Maximum offering price per share (100/94.25 of $56.54)		$ 59.99

Class T: Net Asset Value and redemption price per share ($12,653 ÷ 223.459 shares)		$ 56.62

Maximum offering price per share (100/96.50 of $56.62)		$ 58.67

Class C: Net Asset Value and offering price per share ($162,209 ÷ 2,879.806 shares)A		$ 56.33

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($6,350,751 ÷ 112,414.385 shares)		$ 56.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,440 ÷ 43.187 shares)		$ 56.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 48,934

Expenses
Distribution and service plan fees	$ 839
Independent trustees' compensation	9
Total expenses before reductions	848
Expense reductions	(9)	839
Net investment income (loss)		48,095
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,883
Capital gain distributions from underlying funds	92,810
Total net realized gain (loss)		94,693
Change in net unrealized appreciation (depreciation) on underlying funds		84,955
Net gain (loss)		179,648
Net increase (decrease) in net assets resulting from operations		$ 227,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,095	$ 61,641
Net realized gain (loss)	94,693	103,462
Change in net unrealized appreciation (depreciation)	84,955	281,207
Net increase (decrease) in net assets resulting from operations	227,743	446,310
Distributions to shareholders from net investment income	(47,376)	(61,371)
Distributions to shareholders from net realized gain	(72,509)	(14,161)
Total distributions	(119,885)	(75,532)
Share transactions - net increase (decrease)	2,400,509	1,101,109
Total increase (decrease) in net assets	2,508,367	1,471,887

Net Assets
Beginning of period	4,101,148	2,629,261
End of period (including undistributed net investment income of $1,440 and undistributed net investment income of $721, respectively)	$ 6,609,515	$ 4,101,148

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) E	.480	.927	.762	.789	.722	.933
Net realized and unrealized gain (loss)	2.472	6.538	.331	5.608	4.298	(6.238)
Total from investment operations	2.952	7.465	1.093	6.397	5.020	(5.305)
Distributions from net investment income	(.440)	(.933)	(.771)	(.805)	(.710)	(.885)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.322)	(1.185)	(.903)	(.997)	(.810)	(1.095)
Net asset value, end of period	$ 56.54	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Total Return B, C, D	5.44%	15.58%	2.36%	14.94%	12.97%	(11.41)%
Ratios to Average Net Assets F, G
Expenses before reductions	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79% A	1.79%	1.64%	1.67%	1.70%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 10	$ 7	$ 96	$ 34	$ 57
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Income from Investment Operations
Net investment income (loss) E	.428	.781	.649	.672	.616	.836
Net realized and unrealized gain (loss)	2.447	6.563	.312	5.604	4.301	(6.227)
Total from investment operations	2.875	7.344	.961	6.276	4.917	(5.391)
Distributions from net investment income	(.373)	(.702)	(.649)	(.704)	(.607)	(.789)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.255)	(.954)	(.781)	(.896)	(.707)	(.999)
Net asset value, end of period	$ 56.62	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Total Return B, C, D	5.28%	15.30%	2.08%	14.64%	12.69%	(11.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53% A	1.53%	1.39%	1.42%	1.45%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 10	$ 51	$ 131	$ 111	$ 102
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Income from Investment Operations
Net investment income (loss) E	.287	.532	.415	.435	.402	.664
Net realized and unrealized gain (loss)	2.442	6.524	.310	5.609	4.305	(6.229)
Total from investment operations	2.729	7.056	.725	6.044	4.707	(5.565)
Distributions from net investment income	(.267)	(.604)	(.463)	(.482)	(.397)	(.605)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.149)	(.856)	(.595)	(.674)	(.497)	(.815)
Net asset value, end of period	$ 56.33	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Total Return B, C, D	5.04%	14.71%	1.57%	14.08%	12.13%	(12.06)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03% A	1.03%	.89%	.93%	.95%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162	$ 154	$ 107	$ 79	$ 99	$ 57
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.567	1.051	.885	.910	.833	1.015
Net realized and unrealized gain (loss)	2.447	6.531	.317	5.602	4.297	(6.231)
Total from investment operations	3.014	7.582	1.202	6.512	5.130	(5.216)
Distributions from net investment income	(.512)	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.394)	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 56.49	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Total Return B, C	5.56%	15.86%	2.60%	15.21%	13.26%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03% A	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,351	$ 3,925	$ 2,462	$ 1,797	$ 1,262	$ 384
Portfolio turnover rate E	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.564	1.040	.865	.906	.828	1.022
Net realized and unrealized gain (loss)	2.450	6.552	.327	5.616	4.302	(6.238)
Total from investment operations	3.014	7.592	1.192	6.522	5.130	(5.216)
Distributions from net investment income	(.512)	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.394)	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 56.50	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Total Return B, C	5.56%	15.88%	2.58%	15.24%	13.26%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03% A	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 2	$ 48	$ 62	$ 57
Portfolio turnover rate E	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	7.0
Fidelity Blue Chip Growth Fund	6.4	6.5
Fidelity Equity-Income Fund	9.8	10.0
Fidelity Large Cap Stock Fund	7.3	7.5
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.3	11.5
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	49.0	50.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.2
Fidelity Strategic Real Return Fund	5.4	5.2
Fidelity Total Bond Fund	16.2	15.7
	27.0	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.9	2.6
Fidelity Short-Term Bond Fund	3.0	2.6
	5.9	5.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.0%
International EquityFunds	11.7%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	50.0%
International EquityFunds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

Expected
Domestic Equity Funds	49.1%
International EquityFunds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	6.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	85,529	$ 1,751,637
Fidelity Blue Chip Growth Fund (b)	26,499	1,653,530
Fidelity Equity-Income Fund (b)	44,462	2,521,438
Fidelity Large Cap Stock Fund (b)	70,656	1,874,508
Fidelity Series 100 Index Fund (b)	140,991	1,629,856
Fidelity Series Broad Market Opportunities Fund (b)	203,184	2,911,627
Fidelity Series Small Cap Opportunities Fund (b)	18,945	250,067
TOTAL DOMESTIC EQUITY FUNDS		12,592,663
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	77,889	2,992,495
TOTAL EQUITY FUNDS (Cost $13,656,249)		15,585,158
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund (b)	82,960	815,501
Fidelity Strategic Income Fund (b)	75,526	820,963
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,636,464

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	135,002	$ 1,390,525
Fidelity Strategic Real Return Fund (b)	149,271	1,386,725
Fidelity Total Bond Fund (b)	393,669	4,157,145
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,934,395
TOTAL FIXED-INCOME FUNDS (Cost $8,567,758)		8,570,859
Short-Term Funds - 5.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	763,008	763,008
Fidelity Short-Term Bond Fund (b)	88,997	765,370
TOTAL SHORT-TERM FUNDS (Cost $1,524,545)		1,528,378
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,748,552)		25,684,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(247)
NET ASSETS - 100%		$ 25,684,148
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 1,441,763	$ 249,754	$ 29,506	$ 2,992,495
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	957,252	146,981	1,387	1,751,637
Fidelity Blue Chip Growth Fund	923,125	828,623	150,694	4,339	1,653,530
Fidelity Capital & Income Fund	450,899	393,881	40,309	13,357	815,501
Fidelity Equity-Income Fund	1,419,415	1,220,891	127,650	23,358	2,521,438
Fidelity Government Income Fund	742,543	707,975	67,170	7,650	1,390,525
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	425,729	35,763	205	763,008
Fidelity Large Cap Stock Fund	1,067,175	890,627	161,653	8,306	1,874,508
Fidelity Series 100 Index Fund	921,057	769,456	84,970	23,413	1,629,856
Fidelity Series Broad Market Opportunities Fund	1,632,066	1,350,495	200,758	9,804	2,911,627
Fidelity Series Small Cap Opportunities Fund	142,355	132,757	21,397	46	250,067
Fidelity Short-Term Bond Fund	373,234	425,554	35,763	2,133	765,370
Fidelity Strategic Income Fund	450,550	418,956	40,308	10,994	820,963
Fidelity Strategic Real Return Fund	742,556	716,655	67,169	10,805	1,386,725
Fidelity Total Bond Fund	2,230,384	2,122,379	201,516	42,505	4,157,145
Total	$ 14,212,893	$ 12,802,993	$ 1,631,855	$ 187,808	$ 25,684,395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $23,748,552) - See accompanying schedule		$ 25,684,395
Receivable for fund shares sold		104,775
Total assets		25,789,170

Liabilities
Payable for investments purchased	$ 104,634
Distribution and service plan fees payable	388
Total liabilities		105,022

Net Assets		$ 25,684,148
Net Assets consist of:
Paid in capital		$ 23,588,165
Undistributed net investment income		5,409
Accumulated undistributed net realized gain (loss) on investments		154,731
Net unrealized appreciation (depreciation) on investments		1,935,843
Net Assets		$ 25,684,148

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($399,923 ÷ 7,072.7 shares)		$ 56.54

Maximum offering price per share (100/94.25 of $56.54)		$ 59.99
Class T: Net Asset Value and redemption price per share ($422,951 ÷ 7,479.3 shares)		$ 56.55

Maximum offering price per share (100/96.50 of $56.55)		$ 58.60

Class C: Net Asset Value and offering price per share ($155,400 ÷ 2,753.9 shares)A		$ 56.43

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($24,616,437 ÷ 435,264.8 shares)		$ 56.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($89,437 ÷ 1,581.5 shares)		$ 56.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 187,808

Expenses
Distribution and service plan fees	$ 1,866
Independent trustees' compensation	32
Total expenses before reductions	1,898
Expense reductions	(32)	1,866
Net investment income (loss)		185,942
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,757)
Capital gain distributions from underlying funds	357,033
Total net realized gain (loss)		345,276
Change in net unrealized appreciation (depreciation) on underlying funds		312,118
Net gain (loss)		657,394
Net increase (decrease) in net assets resulting from operations		$ 843,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 185,942	$ 218,472
Net realized gain (loss)	345,276	390,240
Change in net unrealized appreciation (depreciation)	312,118	1,032,865
Net increase (decrease) in net assets resulting from operations	843,336	1,641,577
Distributions to shareholders from net investment income	(182,934)	(217,103)
Distributions to shareholders from net realized gain	(405,210)	(34,182)
Total distributions	(588,144)	(251,285)
Share transactions - net increase (decrease)	11,216,216	5,481,063
Total increase (decrease) in net assets	11,471,408	6,871,355

Net Assets
Beginning of period	14,212,740	7,341,385
End of period (including undistributed net investment income of $5,409 and undistributed net investment income of $2,401, respectively)	$ 25,684,148	$ 14,212,740

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) E	.515	.977	.782	.757	.747	.819
Net realized and unrealized gain (loss)	2.535	6.833	.281	5.719	4.285	(6.123)
Total from investment operations	3.050	7.810	1.063	6.476	5.032	(5.304)
Distributions from net investment income	(.468)	(.973)	(.791)	(.801)	(.717)	(.866)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.830)	(1.150)	(.923)	(.996)	(.822)	(1.066)
Net asset value, end of period	$ 56.54	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Total Return B, C, D	5.59%	16.28%	2.30%	15.12%	13.00%	(11.40)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.84% A	1.86%	1.66%	1.61%	1.77%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400	$ 70	$ 20	$ 23	$ 29	$ 88
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.446	.836	.660	.637	.642	.739
Net realized and unrealized gain (loss)	2.545	6.839	.287	5.727	4.281	(6.128)
Total from investment operations	2.991	7.675	.947	6.364	4.923	(5.389)
Distributions from net investment income	(.409)	(.838)	(.675)	(.679)	(.608)	(.771)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.771)	(1.015)	(.807)	(.874)	(.713)	(.971)
Net asset value, end of period	$ 56.55	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Total Return B, C, D	5.49%	15.98%	2.05%	14.85%	12.71%	(11.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.59% A	1.61%	1.42%	1.35%	1.52%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 423	$ 153	$ 132	$ 29	$ 37	$ 57
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.303	.582	.427	.402	.430	.560
Net realized and unrealized gain (loss)	2.541	6.821	.290	5.719	4.275	(6.123)
Total from investment operations	2.844	7.403	.717	6.121	4.705	(5.563)
Distributions from net investment income	(.262)	(.656)	(.465)	(.456)	(.390)	(.587)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.624)	(.833)	(.597)	(.651)	(.495)	(.787)
Net asset value, end of period	$ 56.43	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Total Return B, C, D	5.22%	15.40%	1.55%	14.26%	12.12%	(12.05)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09% A	1.12%	.91%	.85%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155	$ 97	$ 24	$ 28	$ 37	$ 56
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) D	.587	1.099	.897	.880	.857	.900
Net realized and unrealized gain (loss)	2.544	6.837	.284	5.719	4.279	(6.114)
Total from investment operations	3.131	7.936	1.181	6.599	5.136	(5.214)
Distributions from net investment income	(.529)	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.891)	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 56.56	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Total Return B, C	5.75%	16.57%	2.56%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.09% A	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,616	$ 13,862	$ 7,139	$ 5,524	$ 3,395	$ 1,395
Portfolio turnover rate E	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) D	.588	1.095	.896	.874	.855	.918
Net realized and unrealized gain (loss)	2.543	6.841	.275	5.725	4.281	(6.132)
Total from investment operations	3.131	7.936	1.171	6.599	5.136	(5.214)
Distributions from net investment income	(.529)	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.891)	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 56.55	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Total Return B, C	5.75%	16.57%	2.54%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.09% A	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 30	$ 26	$ 29	$ 38	$ 57
Portfolio turnover rate E	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 5,317,503	$ 325,129	$ -	$ 325,129
Fidelity Income Replacement 2018 Fund	6,451,244	295,054	(63,544)	231,510
Fidelity Income Replacement 2020 Fund	6,828,958	600,832	(56,989)	543,843
Fidelity Income Replacement 2022 Fund	7,289,145	391,803	(79,145)	312,658
Fidelity Income Replacement 2024 Fund	5,620,525	288,738	(51,392)	237,346
Fidelity Income Replacement 2026 Fund	3,602,078	213,877	(33,487)	180,390
Fidelity Income Replacement 2028 Fund	8,113,489	897,411	(69,459)	827,952
Fidelity Income Replacement 2030 Fund	12,240,199	778,973	(94,825)	684,148
Fidelity Income Replacement 2032 Fund	6,414,719	594,776	(64,645)	530,131
Fidelity Income Replacement 2034 Fund	5,916,386	619,394	(52,397)	566,997
Fidelity Income Replacement 2036 Fund	6,113,217	470,447	(78,185)	392,262
Fidelity Income Replacement 2038 Fund	3,995,195	441,490	(16,634)	424,856
Fidelity Income Replacement 2040 Fund	6,204,428	467,147	(64,421)	402,726
Fidelity Income Replacement 2042 Fund	23,795,979	2,116,209	(227,793)	1,888,416

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total capital loss carryforward
Fidelity Income Replacement 2016 Fund	$ -	$ (107,587)	$ (107,587)
Fidelity Income Replacement 2018 Fund	(391,941)	(37,212)	(429,153)
Fidelity Income Replacement 2022 Fund	(431,402)	(74,118)	(505,520)
Fidelity Income Replacement 2024 Fund	-	(118)	(118)
Fidelity Income Replacement 2026 Fund	(155,084)	-	(155,084)
Fidelity Income Replacement 2028 Fund	(152,928)	(210,425)	(363,353)
Fidelity Income Replacement 2030 Fund	(54,186)	-	(54,186)
Fidelity Income Replacement 2032 Fund	(103,033)	-	(103,033)
Fidelity Income Replacement 2034 Fund	-	(2,756)	(2,756)
Fidelity Income Replacement 2036 Fund	(106,154)	(2,877)	(109,031)
Fidelity Income Replacement 2040 Fund	(16,857)	(16,690)	(33,547)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,044,304	1,769,597
Fidelity Income Replacement 2018 Fund	2,485,369	1,599,513
Fidelity Income Replacement 2020 Fund	2,277,268	1,025,481
Fidelity Income Replacement 2022 Fund	3,121,628	525,175
Fidelity Income Replacement 2024 Fund	3,335,266	397,722
Fidelity Income Replacement 2026 Fund	1,947,959	363,222
Fidelity Income Replacement 2028 Fund	2,033,700	1,326,718
Fidelity Income Replacement 2030 Fund	7,771,816	878,743
Fidelity Income Replacement 2032 Fund	2,682,335	619,225
Fidelity Income Replacement 2034 Fund	2,679,585	468,994
Fidelity Income Replacement 2036 Fund	2,494,180	663,868
Fidelity Income Replacement 2038 Fund	3,082,027	1,028,084
Fidelity Income Replacement 2040 Fund	3,246,763	827,729
Fidelity Income Replacement 2042 Fund	12,802,993	1,631,855

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 371	$ -
Class T	.25%	.25%	330	-
Class C	.75%	.25%	2,731	1
			$ 3,432	$ 1
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,008	$ -
Class T	.25%	.25%	938	-
Class C	.75%	.25%	2,297	558
			$ 4,243	$ 558
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 932	$ 198
Class T	.25%	.25%	242	2
Class C	.75%	.25%	1,828	272
			$ 3,002	$ 472
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 515	$ -
Class T	.25%	.25%	2	2
Class C	.75%	.25%	273	119
			$ 790	$ 121
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 566	$ 285
Class T	.25%	.25%	478	112
Class C	.75%	.25%	571	20
			$ 1,615	$ 417

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 364	$ -
Class T	.25%	.25%	270	14
Class C	.75%	.25%	156	156
			$ 790	$ 170
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 113	$ -
Class T	.25%	.25%	828	-
Class C	.75%	.25%	88	-
			$ 1,029	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 234	$ -
Class T	.25%	.25%	40	18
Class C	.75%	.25%	1,556	133
			$ 1,830	$ 151
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 456	$ 2
Class T	.25%	.25%	74	68
Class C	.75%	.25%	353	160
			$ 883	$ 230
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 72	$ 23
Class T	.25%	.25%	226	66
Class C	.75%	.25%	265	101
			$ 563	$ 190
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 100	$ 31
Class T	.25%	.25%	810	8
Class C	.75%	.25%	1,797	889
			$ 2,707	$ 928
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 161	$ 6
Class T	.25%	.25%	334	14
Class C	.75%	.25%	509	78
			$ 1,004	$ 98
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 14	$ 10
Class T	.25%	.25%	29	18
Class C	.75%	.25%	796	165
			$ 839	$ 193
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 201	$ 4
Class T	.25%	.25%	928	66
Class C	.75%	.25%	737	553
			$ 1,866	$ 623

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund	Retained by FDC
Class A	$ 305

Fidelity Income Replacement 2020 Fund
Class A	$ 2,022

Fidelity Income Replacement 2022 Fund
Class A	$ 224

Fidelity Income Replacement 2024 Fund
Class A	$ 408

Fidelity Income Replacement 2026 Fund
Class T	$ 6

Fidelity Income Replacement 2028 Fund
Class T	$ 299

Fidelity Income Replacement 2030 Fund
Class A	$ 675

Fidelity Income Replacement 2032 Fund
Class T	$ 36

Fidelity Income Replacement 2036 Fund
Class A	$ 808
Class T	123
$ 931
Fidelity Income Replacement 2038 Fund
Class A	$ 55

Fidelity Income Replacement 2042 Fund
Class A	$ 11
Class C*	340
$ 351

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 12
Fidelity Income Replacement 2018 Fund	12
Fidelity Income Replacement 2020 Fund	12
Fidelity Income Replacement 2022 Fund	11
Fidelity Income Replacement 2024 Fund	7
Fidelity Income Replacement 2026 Fund	5
Fidelity Income Replacement 2028 Fund	16
Fidelity Income Replacement 2030 Fund	15
Fidelity Income Replacement 2032 Fund	11
Fidelity Income Replacement 2034 Fund	9

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

Reimbursement*
Fidelity Income Replacement 2036 Fund	$ 9
Fidelity Income Replacement 2038 Fund	6
Fidelity Income Replacement 2040 Fund	9
Fidelity Income Replacement 2042 Fund	32

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 945	$ 7,086
Class T	305	1,130
Class C	403	2,837
Income Replacement 2016	24,726	70,663
Institutional Class	126	447
Total	$ 26,505	$ 82,163
From net realized gain
Class A	$ 158	$ 3,311
Class T	101	617
Class C	411	3,251
Income Replacement 2016	3,986	22,904
Institutional Class	19	143
Total	$ 4,675	$ 30,226
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 5,184	$ 9,944
Class T	2,490	1,343
Class C	1,193	2,932
Income Replacement 2018	30,734	64,536
Institutional Class	3,637	7,319
Total	$ 43,238	$ 86,074
From net realized gain
Class A	$ 1,215	$ 4,058
Class T	709	695
Class C	655	2,364
Income Replacement 2018	6,313	22,722
Institutional Class	702	2,370
Total	$ 9,594	$ 32,209
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 5,451	$ 5,982
Class T	545	2,133
Class C	1,186	2,522
Income Replacement 2020	43,585	78,702
Institutional Class	429	242
Total	$ 51,196	$ 89,581
From net realized gain
Class A	$ 5,948	$ 1,965
Class T	736	907
Class C	2,820	1,535
Income Replacement 2020	40,554	20,732
Institutional Class	569	67
Total	$ 50,627	$ 25,206

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,966	$ 5,998
Class T	5	12
Class C	200	279
Income Replacement 2022	50,627	76,474
Institutional Class	47	64
Total	$ 53,845	$ 82,827
From net realized gain
Class A	$ 934	$ 1,895
Class T	2	3
Class C	122	142
Income Replacement 2022	14,203	19,965
Institutional Class	8	17
Total	$ 15,269	$ 22,022
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,329	$ 4,019
Class T	1,128	2,626
Class C	425	1,172
Income Replacement 2024	30,809	33,777
Institutional Class	234	506
Total	$ 35,925	$ 42,100
From net realized gain
Class A	$ 2,848	$ 647
Class T	1,149	748
Class C	691	465
Income Replacement 2024	23,642	7,431
Institutional Class	169	108
Total	$ 28,499	$ 9,399
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,018	$ 5,115
Class T	718	1,165
Class C	123	125
Income Replacement 2026	22,948	30,035
Institutional Class	240	495
Total	$ 26,047	$ 36,935
From net realized gain
Class A	$ 658	$ 1,333
Class T	292	329
Class C	79	41
Income Replacement 2026	7,228	7,049
Institutional Class	71	111
Total	$ 8,328	$ 8,863

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 649	$ 2,263
Class T	2,253	2,225
Class C	77	253
Income Replacement 2028	76,213	118,706
Institutional Class	797	760
Total	$ 79,989	$ 124,207
From net realized gain
Class A	$ 233	$ 602
Class T	942	568
Class C	46	107
Income Replacement 2028	23,651	25,172
Institutional Class	246	110
Total	$ 25,118	$ 26,559
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,431	$ 1,705
Class T	96	201
Class C	1,229	3,279
Income Replacement 2030	80,214	74,151
Institutional Class	708	671
Total	$ 83,678	$ 80,007
From net realized gain
Class A	$ 547	$ 386
Class T	44	60
Class C	831	1,336
Income Replacement 2030	27,620	15,711
Institutional Class	232	111
Total	$ 29,274	$ 17,604
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,417	$ 3,854
Class T	221	358
Class C	334	598
Income Replacement 2032	51,464	76,811
Institutional Class	179	342
Total	$ 55,615	$ 81,963
From net realized gain
Class A	$ 3,737	$ 1,834
Class T	380	199
Class C	928	440
Income Replacement 2032	69,805	30,021
Institutional Class	254	140
Total	$ 75,104	$ 32,634

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 688	$ 326
Class T	579	537
Class C	245	519
Income Replacement 2034	43,290	51,986
Institutional Class	1,584	2,565
Total	$ 46,386	$ 55,933
From net realized gain
Class A	$ 746	$ 76
Class T	566	99
Class C	342	184
Income Replacement 2034	31,749	9,314
Institutional Class	1,271	521
Total	$ 34,674	$ 10,194
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 909	$ 426
Class T	2,283	4,336
Class C	1,615	2,240
Income Replacement 2036	42,980	63,610
Institutional Class	6	13
Total	$ 47,793	$ 70,625
From net realized gain
Class A	$ 404	$ 81
Class T	1,137	1,001
Class C	1,121	622
Income Replacement 2036	14,922	11,064
Institutional Class	2	2
Total	$ 17,586	$ 12,770
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,006	$ 1,288
Class T	786	1,710
Class C	465	899
Income Replacement 2038	32,118	41,508
Institutional Class	271	551
Total	$ 34,646	$ 45,956
From net realized gain
Class A	$ 3,479	$ 210
Class T	3,745	429
Class C	2,806	305
Income Replacement 2038	68,917	8,397
Institutional Class	821	106
Total	$ 79,768	$ 9,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 74	$ 141
Class T	80	240
Class C	765	1,360
Income Replacement 2040	46,435	59,586
Institutional Class	22	44
Total	$ 47,376	$ 61,371
From net realized gain
Class A	$ 137	$ 37
Class T	176	107
Class C	2,496	555
Income Replacement 2040	69,663	13,452
Institutional Class	37	10
Total	$ 72,509	$ 14,161
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 2,323	$ 552
Class T	3,007	2,294
Class C	596	392
Income Replacement 2042	176,343	213,286
Institutional Class	665	579
Total	$ 182,934	$ 217,103
From net realized gain
Class A	$ 3,666	$ 74
Class T	8,953	482
Class C	4,811	89
Income Replacement 2042	386,619	33,444
Institutional Class	1,161	93
Total	$ 405,210	$ 34,182

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	163	824	8,297
Shares redeemed	(2,566)	(11,297)	(133,105)	(577,897)
Net increase (decrease)	(2,550)	(11,134)	$ (132,281)	$ (569,600)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	28	323	1,401
Shares redeemed	(148)	(1,244)	(7,655)	(63,469)
Net increase (decrease)	(142)	(1,216)	$ (7,332)	$ (62,068)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	85	505	4,320
Shares redeemed	(1,289)	(6,563)	(66,566)	(336,404)
Net increase (decrease)	(1,279)	(6,478)	$ (66,061)	$ (332,084)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
Income Replacement 2016
Shares sold	9,394	32,858	$ 485,911	$ 1,681,315
Reinvestment of distributions	277	905	14,356	46,083
Shares redeemed	(20,073)	(52,922)	(1,040,707)	(2,704,793)
Net increase (decrease)	(10,402)	(19,159)	$ (540,440)	$ (977,395)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	12	145	590
Shares redeemed	(116)	(402)	(6,015)	(20,428)
Net increase (decrease)	(113)	(390)	$ (5,870)	$ (19,838)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,117	1,844	$ 58,645	$ 96,498
Reinvestment of distributions	71	165	3,774	8,476
Shares redeemed	(739)	(2,302)	(39,199)	(118,731)
Net increase (decrease)	449	(293)	$ 23,220	$ (13,757)
Class T
Shares sold	7,504	-	$ 395,767	$ -
Reinvestment of distributions	52	18	2,795	908
Shares redeemed	(621)	(626)	(33,004)	(32,478)
Net increase (decrease)	6,935	(608)	$ 365,558	$ (31,570)
Class C
Shares sold	938	2,007	$ 50,000	$ 104,323
Reinvestment of distributions	32	96	1,709	4,895
Shares redeemed	(1,348)	(1,291)	(70,542)	(66,610)
Net increase (decrease)	(378)	812	$ (18,833)	$ 42,608
Income Replacement 2018
Shares sold	30,651	19,009	$ 1,631,950	$ 982,691
Reinvestment of distributions	249	656	13,246	33,655
Shares redeemed	(21,674)	(22,946)	(1,150,699)	(1,182,626)
Net increase (decrease)	9,226	(3,281)	$ 494,497	$ (166,280)
Institutional Class
Shares sold	-	3,981	$ -	$ 204,782
Reinvestment of distributions	80	145	4,257	7,435
Shares redeemed	(623)	(4,070)	(32,978)	(209,387)
Net increase (decrease)	(543)	56	$ (28,721)	$ 2,830
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	7,069	474	$ 380,130	$ 25,017
Reinvestment of distributions	142	103	7,707	5,331
Shares redeemed	(789)	(967)	(42,846)	(50,578)
Net increase (decrease)	6,422	(390)	$ 344,991	$ (20,230)
Class T
Shares sold	1	129	$ 83	$ 6,823
Reinvestment of distributions	19	49	1,060	2,541
Shares redeemed	(193)	(2,023)	(10,401)	(108,390)
Net increase (decrease)	(173)	(1,845)	$ (9,258)	$ (99,026)
Class C
Shares sold	4,485	568	$ 243,397	$ 29,000
Reinvestment of distributions	55	57	2,970	2,907
Shares redeemed	(2,010)	(648)	(108,287)	(33,562)
Net increase (decrease)	2,530	(23)	$ 138,080	$ (1,655)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2020 Fund
Income Replacement 2020
Shares sold	21,778	45,319	$ 1,191,747	$ 2,366,414
Reinvestment of distributions	1,005	908	54,710	46,992
Shares redeemed	(10,475)	(27,089)	(564,644)	(1,420,725)
Net increase (decrease)	12,308	19,138	$ 681,813	$ 992,681
Institutional Class
Shares sold	1,372	-	$ 75,000	$ -
Reinvestment of distributions	18	6	997	309
Shares redeemed	(31)	-	(1,690)	-
Net increase (decrease)	1,359	6	$ 74,307	$ 309
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	534	-	$ 28,650	$ -
Reinvestment of distributions	32	71	1,762	3,695
Shares redeemed	(2,176)	(496)	(122,248)	(26,081)
Net increase (decrease)	(1,610)	(425)	$ (91,836)	$ (22,386)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	6	15
Shares redeemed	-	(91)	-	(4,748)
Net increase (decrease)	0*	(91)	$ 6	$ (4,733)
Class C
Shares sold	-	431	$ -	$ 23,074
Reinvestment of distributions	4	1	161	67
Shares redeemed	-	-	-	-
Net increase (decrease)	4	432	$ 161	$ 23,141
Income Replacement 2022
Shares sold	56,621	23,547	$ 3,137,946	$ 1,241,849
Reinvestment of distributions	487	598	27,170	30,901
Shares redeemed	(10,374)	(18,669)	(574,217)	(986,018)
Net increase (decrease)	46,734	5,476	$ 2,590,899	$ 286,732
Institutional Class
Shares sold	451	-	$ 25,000	$ -
Reinvestment of distributions	1	2	55	81
Shares redeemed	-	-	-	-
Net increase (decrease)	452	2	$ 25,055	$ 81
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	907	4,821	$ 51,287	$ 249,930
Reinvestment of distributions	101	70	5,698	3,660
Shares redeemed	(49)	(1,358)	(2,736)	(70,040)
Net increase (decrease)	959	3,533	$ 54,249	$ 183,550
Class T
Shares sold	-	182	$ -	$ 10,000
Reinvestment of distributions	26	30	1,448	1,572
Shares redeemed	(106)	(210)	(5,913)	(11,083)
Net increase (decrease)	(80)	2	$ (4,465)	$ 489
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	6	320	319
Shares redeemed	(37)	(1,320)	(2,016)	(68,217)
Net increase (decrease)	(31)	(1,314)	$ (1,696)	$ (67,898)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2024 Fund
Income Replacement 2024
Shares sold	56,353	17,502	$ 3,158,814	$ 923,490
Reinvestment of distributions	641	343	36,219	17,775
Shares redeemed	(6,109)	(9,492)	(342,572)	(496,528)
Net increase (decrease)	50,885	8,353	$ 2,852,461	$ 444,737
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	12	403	614
Shares redeemed	-	-	-	-
Net increase (decrease)	7	12	$ 403	$ 614
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	3,297	$ -	$ 164,296
Reinvestment of distributions	37	104	2,113	5,368
Shares redeemed	(993)	(628)	(56,177)	(32,970)
Net increase (decrease)	(956)	2,773	$ (54,064)	$ 136,694
Class T
Shares sold	580	147	$ 32,192	$ 7,752
Reinvestment of distributions	14	22	809	1,126
Shares redeemed	(65)	(4,570)	(3,661)	(229,341)
Net increase (decrease)	529	(4,401)	$ 29,340	$ (220,463)
Class C
Shares sold	-	372	$ -	$ 20,181
Reinvestment of distributions	4	3	202	166
Shares redeemed	-	-	-	-
Net increase (decrease)	4	375	$ 202	$ 20,347
Income Replacement 2026
Shares sold	33,660	15,295	$ 1,893,236	$ 797,527
Reinvestment of distributions	307	419	17,442	21,602
Shares redeemed	(6,041)	(10,796)	(341,174)	(570,139)
Net increase (decrease)	27,926	4,918	$ 1,569,504	$ 248,990
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	11	311	606
Shares redeemed	-	-	-	-
Net increase (decrease)	6	11	$ 311	$ 606
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	446	1,289	$ 25,000	$ 71,770
Reinvestment of distributions	11	55	636	2,865
Shares redeemed	(1,214)	(1,798)	(68,339)	(97,320)
Net increase (decrease)	(757)	(454)	$ (42,703)	$ (22,685)
Class T
Shares sold	(22)	3,419	$ (1,224)	$ 190,058
Reinvestment of distributions	24	18	1,415	932
Shares redeemed	(104)	(93)	(5,942)	(4,963)
Net increase (decrease)	(102)	3,344	$ (5,751)	$ 186,027
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	123	214
Shares redeemed	(38)	(339)	(2,199)	(18,000)
Net increase (decrease)	(36)	(335)	$ (2,076)	$ (17,786)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2028 Fund
Income Replacement 2028
Shares sold	34,119	48,154	$ 1,920,752	$ 2,584,155
Reinvestment of distributions	861	1,125	49,633	58,544
Shares redeemed	(23,435)	(21,518)	(1,335,397)	(1,167,596)
Net increase (decrease)	11,545	27,761	$ 634,988	$ 1,475,103
Institutional Class
Shares sold	-	1,004	$ -	$ 53,885
Reinvestment of distributions	18	16	1,043	870
Shares redeemed	-	-	-	-
Net increase (decrease)	18	1,020	$ 1,043	$ 54,755
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,357	933	$ 134,471	$ 49,913
Reinvestment of distributions	16	19	946	1,002
Shares redeemed	(1,238)	(44)	(71,348)	(2,337)
Net increase (decrease)	1,135	908	$ 64,069	$ 48,578
Class T
Shares sold	7	11	$ 400	$ 618
Reinvestment of distributions	2	5	140	261
Shares redeemed	-	-	-	-
Net increase (decrease)	9	16	$ 540	$ 879
Class C
Shares sold	83	305	$ 4,800	$ 16,713
Reinvestment of distributions	29	51	1,665	2,604
Shares redeemed	(425)	(884)	(24,022)	(46,510)
Net increase (decrease)	(313)	(528)	$ (17,557)	$ (27,193)
Income Replacement 2030
Shares sold	133,602	39,836	$ 7,634,462	$ 2,147,451
Reinvestment of distributions	1,262	950	72,888	49,163
Shares redeemed	(17,954)	(14,994)	(1,018,512)	(778,185)
Net increase (decrease)	116,910	25,792	$ 6,688,838	$ 1,418,429
Institutional Class
Shares sold	458	538	$ 25,000	$ 27,920
Reinvestment of distributions	16	15	940	782
Shares redeemed	-	-	-	-
Net increase (decrease)	474	553	$ 25,940	$ 28,702
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,196	-	$ 226,000	$ -
Reinvestment of distributions	93	112	4,989	5,527
Shares redeemed	(56)	(320)	(3,052)	(16,355)
Net increase (decrease)	4,233	(208)	$ 227,937	$ (10,828)
Class T
Shares sold	128	489	$ 6,990	$ 25,000
Reinvestment of distributions	11	11	601	557
Shares redeemed	-	(489)	-	(24,956)
Net increase (decrease)	139	11	$ 7,591	$ 601
Class C
Shares sold	-	190	$ -	$ 9,600
Reinvestment of distributions	24	21	1,262	1,038
Shares redeemed	-	-	-	-
Net increase (decrease)	24	211	$ 1,262	$ 10,638

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2032 Fund
Income Replacement 2032
Shares sold	44,636	30,500	$ 2,403,742	$ 1,530,443
Reinvestment of distributions	1,794	1,495	96,160	73,685
Shares redeemed	(13,154)	(11,121)	(705,873)	(559,873)
Net increase (decrease)	33,276	20,874	$ 1,794,029	$ 1,044,255
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	10	433	482
Shares redeemed	-	-	-	-
Net increase (decrease)	8	10	$ 433	$ 482
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	1,728	-	$ 100,000	$ -
Reinvestment of distributions	5	8	293	402
Shares redeemed	-	-	-	-
Net increase (decrease)	1,733	8	$ 100,293	$ 402
Class T
Shares sold	-	1,105	$ -	$ 59,121
Reinvestment of distributions	20	12	1,145	636
Shares redeemed	-	-	-	-
Net increase (decrease)	20	1,117	$ 1,145	$ 59,757
Class C
Shares sold	78	583	$ 4,431	$ 30,000
Reinvestment of distributions	10	14	587	703
Shares redeemed	-	(583)	-	(29,858)
Net increase (decrease)	88	14	$ 5,018	$ 845
Income Replacement 2034
Shares sold	40,798	37,259	$ 2,354,739	$ 1,995,412
Reinvestment of distributions	912	626	52,648	32,352
Shares redeemed	(7,352)	(10,339)	(420,979)	(550,747)
Net increase (decrease)	34,358	27,546	$ 1,986,408	$ 1,477,017
Institutional Class
Shares sold	1,056	-	$ 60,681	$ -
Reinvestment of distributions	49	60	2,855	3,086
Shares redeemed	(9)	(15)	(540)	(770)
Net increase (decrease)	1,096	45	$ 62,996	$ 2,316
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,809	-	$ 103,759	$ -
Reinvestment of distributions	23	10	1,313	507
Shares redeemed	0*	(112)	(15)	(5,700)
Net increase (decrease)	1,832	(102)	$ 105,057	$ (5,193)
Class T
Shares sold	1,144	-	$ 65,660	$ -
Reinvestment of distributions	26	54	1,498	2,726
Shares redeemed	(156)	(348)	(8,815)	(18,208)
Net increase (decrease)	1,014	(294)	$ 58,343	$ (15,482)
Class C
Shares sold	-	3,311	$ -	$ 175,000
Reinvestment of distributions	33	54	1,927	2,730
Shares redeemed	(256)	(419)	(14,476)	(22,047)
Net increase (decrease)	(223)	2,946	$ (12,549)	$ 155,683

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2036 Fund
Income Replacement 2036
Shares sold	37,602	27,343	$ 2,160,153	$ 1,427,322
Reinvestment of distributions	452	604	26,087	30,579
Shares redeemed	(10,350)	(5,152)	(584,532)	(276,865)
Net increase (decrease)	27,704	22,795	$ 1,601,708	$ 1,181,036
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	8	15
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 8	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	128	1,696	$ 7,006	$ 87,117
Reinvestment of distributions	82	30	4,485	1,498
Shares redeemed	-	(1,076)	-	(54,240)
Net increase (decrease)	210	650	$ 11,491	$ 34,375
Class T
Shares sold	-	361	$ -	$ 19,357
Reinvestment of distributions	71	24	3,840	1,182
Shares redeemed	(412)	(87)	(23,045)	(4,480)
Net increase (decrease)	(341)	298	$ (19,205)	$ 16,059
Class C
Shares sold	299	-	$ 16,110	$ -
Reinvestment of distributions	60	24	3,271	1,204
Shares redeemed	-	-	-	-
Net increase (decrease)	359	24	$ 19,381	$ 1,204
Income Replacement 2038
Shares sold	53,322	12,010	$ 2,945,961	$ 616,548
Reinvestment of distributions	1,582	705	86,484	35,469
Shares redeemed	(17,719)	(14,450)	(979,453)	(750,847)
Net increase (decrease)	37,185	(1,735)	$ 2,052,992	$ (98,830)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	13	1,092	657
Shares redeemed	-	-	-	-
Net increase (decrease)	20	13	$ 1,092	$ 657
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,290	26	$ 73,305	$ 1,376
Reinvestment of distributions	4	4	211	178
Shares redeemed	(27)	-	(1,466)	-
Net increase (decrease)	1,267	30	$ 72,050	$ 1,554
Class T
Shares sold	37	78	$ 2,091	$ 4,000
Reinvestment of distributions	5	7	256	347
Shares redeemed	-	(950)	-	(48,573)
Net increase (decrease)	42	(865)	$ 2,347	$ (44,226)
Class C
Shares sold	-	582	$ -	$ 31,135
Reinvestment of distributions	59	38	3,261	1,915
Shares redeemed	0*	-	(15)	-
Net increase (decrease)	59	620	$ 3,246	$ 33,050

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2040 Fund
Income Replacement 2040
Shares sold	56,845	29,430	$ 3,210,055	$ 1,560,721
Reinvestment of distributions	1,696	943	94,339	47,571
Shares redeemed	(17,651)	(9,529)	(981,587)	(497,615)
Net increase (decrease)	40,890	20,844	$ 2,322,807	$ 1,110,677
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	59	54
Shares redeemed	-	-	-	-
Net increase (decrease)	1	1	$ 59	$ 54
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	6,930	846	$ 393,425	$ 45,470
Reinvestment of distributions	105	12	5,989	626
Shares redeemed	(1,236)	-	(68,212)	-
Net increase (decrease)	5,799	858	$ 331,202	$ 46,096
Class T
Shares sold	4,493	-	$ 247,175	$ -
Reinvestment of distributions	214	55	11,960	2,776
Shares redeemed	-	-	-	-
Net increase (decrease)	4,707	55	$ 259,135	$ 2,776
Class C
Shares sold	3,846	1,254	$ 215,316	$ 67,885
Reinvestment of distributions	98	9	5,407	481
Shares redeemed	(2,955)	-	(162,719)	-
Net increase (decrease)	989	1,263	$ 58,004	$ 68,366
Income Replacement 2042
Shares sold	227,336	146,111	$ 12,919,758	$ 7,567,549
Reinvestment of distributions	8,455	2,829	472,163	142,929
Shares redeemed	(51,103)	(45,108)	(2,882,868)	(2,347,325)
Net increase (decrease)	184,688	103,832	$ 10,509,053	$ 5,363,153
Institutional Class
Shares sold	1,012	-	$ 57,051	$ -
Reinvestment of distributions	32	13	1,826	672
Shares redeemed	(1)	-	(55)	-
Net increase (decrease)	1,043	13	$ 58,822	$ 672

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	28%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2012 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and Strategic Advisers pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-USAN-0314
1.848194.106

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Semiannual Report

January 31, 2014

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,014.40	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,013.00	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,010.70	$ 5.07
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,015.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,015.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,026.50	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,025.10	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,022.60	$ 5.10
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,027.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,027.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,033.00	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,031.90	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,029.10	$ 5.11
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,034.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,034.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.00	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.49%**
Actual		$ 1,000.00	$ 1,036.70	$ 2.52
Hypothetical A		$ 1,000.00	$ 1,022.53	$ 2.50
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,039.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,041.80	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,040.50	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.00	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,043.30	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.10	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,044.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,043.20	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,040.70	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,045.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,045.20	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,042.60	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,048.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,048.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,048.00	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,046.50	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.90	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.30	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,048.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.40	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,050.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,049.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,046.50	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,051.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.50	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,050.10	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,047.70	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,052.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,052.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,051.30	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,048.70	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,054.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,053.80	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.24%**
Actual		$ 1,000.00	$ 1,054.40	$ 1.24
Hypothetical A		$ 1,000.00	$ 1,024.00	$ 1.22
Class T	.50%
Actual		$ 1,000.00	$ 1,052.80	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.00%
Actual		$ 1,000.00	$ 1,050.40	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,055.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,055.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,055.90	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.95	$ 1.28
Class T	.50%
Actual		$ 1,000.00	$ 1,054.90	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.68	$ 2.55
Class C	1.01%**
Actual		$ 1,000.00	$ 1,052.20	$ 5.22
Hypothetical A		$ 1,000.00	$ 1,020.11	$ 5.14
	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,057.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,057.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,025.21	$ .00
A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

** Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.3	1.7
Fidelity Blue Chip Growth Fund	1.3	1.6
Fidelity Equity-Income Fund	1.9	2.4
Fidelity Large Cap Stock Fund	1.4	1.8
Fidelity Series 100 Index Fund	1.3	1.6
Fidelity Series Broad Market Opportunities Fund	2.2	2.7
Fidelity Series Small Cap Opportunities Fund	0.2	0.2
	9.6	12.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.4	4.6
Fidelity Strategic Real Return Fund	3.4	4.6
Fidelity Total Bond Fund	10.3	13.8
	17.1	23.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	46.9	40.4
Fidelity Short-Term Bond Fund	26.4	24.6
	73.3	65.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.1%
Short-Term Funds	73.3%

Six months ago
Domestic Equity Funds	12.0%
Investment Grade Fixed-Income Funds	23.0%
Short-Term Funds	65.0%

Expected
Domestic Equity Funds	7.6%
Investment Grade Fixed-Income Funds	10.5%
Short-Term Funds	81.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 9.6%
	Shares	Value
Domestic Equity Funds - 9.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	3,717	$ 76,116
Fidelity Blue Chip Growth Fund (b)	1,148	71,615
Fidelity Equity-Income Fund (b)	1,911	108,370
Fidelity Large Cap Stock Fund (b)	3,072	81,489
Fidelity Series 100 Index Fund (b)	6,120	70,752
Fidelity Series Broad Market Opportunities Fund (b)	8,759	125,515
Fidelity Series Small Cap Opportunities Fund (b)	817	10,790
TOTAL EQUITY FUNDS (Cost $319,504)		544,647
Fixed-Income Funds - 17.1%

Investment Grade Fixed-Income Funds - 17.1%
Fidelity Government Income Fund (b)	18,707	192,679
Fidelity Strategic Real Return Fund (b)	20,704	192,344
Fidelity Total Bond Fund (b)	54,685	577,474
TOTAL FIXED-INCOME FUNDS (Cost $879,456)		962,497
Short-Term Funds - 73.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,643,925	$ 2,643,925
Fidelity Short-Term Bond Fund (b)	173,438	1,491,563
TOTAL SHORT-TERM FUNDS (Cost $4,085,528)		4,135,488
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,284,488)		5,642,632
NET OTHER ASSETS (LIABILITIES) - 0.0%		(534)
NET ASSETS - 100%		$ 5,642,098
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 16,906	$ 47,467	$ 88	$ 76,116
Fidelity Blue Chip Growth Fund	98,838	13,673	45,519	361	71,615
Fidelity Equity-Income Fund	151,494	11,754	57,831	1,800	108,370
Fidelity Government Income Fund	291,416	20,935	120,567	2,040	192,679
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	609,890	524,333	1,143	2,643,925
Fidelity Large Cap Stock Fund	114,261	9,560	50,583	537	81,489
Fidelity Series 100 Index Fund	98,617	8,196	40,081	1,605	70,752
Fidelity Series Broad Market Opportunities Fund	174,262	13,505	75,233	627	125,515
Fidelity Series Small Cap Opportunities Fund	15,242	2,621	6,805	3	10,790
Fidelity Short-Term Bond Fund	1,556,260	237,034	308,961	6,824	1,491,563
Fidelity Strategic Real Return Fund	291,366	23,546	119,882	3,066	192,344
Fidelity Total Bond Fund	876,146	76,684	372,335	11,877	577,474
Total	$ 6,333,027	$ 1,044,304	$ 1,769,597	$ 29,971	$ 5,642,632
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,284,488) - See accompanying schedule	$ 5,642,632

Liabilities
Distribution and service plan fees payable	534

Net Assets	$ 5,642,098
Net Assets consist of:
Paid in capital	$ 5,304,171
Undistributed net investment income	887
Accumulated undistributed net realized gain (loss) on investments	(21,104)
Net unrealized appreciation (depreciation) on investments	358,144
Net Assets	$ 5,642,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,462 ÷ 3,873.43 shares)	$ 52.01

Maximum offering price per share (100/94.25 of $52.01)	$ 55.18
Class T: Net Asset Value and redemption price per share ($128,956 ÷ 2,479.28 shares)	$ 52.01

Maximum offering price per share (100/96.50 of $52.01)	$ 53.90

Class C: Net Asset Value and offering price per share ($513,586 ÷ 9,900.31 shares)A	$ 51.88

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,773,858 ÷ 91,799.86 shares)	$ 52.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,236 ÷ 466.04 shares)	$ 52.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 29,971

Expenses
Distribution and service plan fees	$ 3,432
Independent trustees' compensation	12
Total expenses before reductions	3,444
Expense reductions	(12)	3,432
Net investment income (loss)		26,539
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	118,961
Capital gain distributions from underlying funds	31,501
Total net realized gain (loss)		150,462
Change in net unrealized appreciation (depreciation) on underlying funds		(84,090)
Net gain (loss)		66,372
Net increase (decrease) in net assets resulting from operations		$ 92,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,539	$ 81,573
Net realized gain (loss)	150,462	349,071
Change in net unrealized appreciation (depreciation)	(84,090)	(168,305)
Net increase (decrease) in net assets resulting from operations	92,911	262,339
Distributions to shareholders from net investment income	(26,505)	(82,163)
Distributions to shareholders from net realized gain	(4,675)	(30,226)
Total distributions	(31,180)	(112,389)
Share transactions - net increase (decrease)	(751,984)	(1,960,985)
Total increase (decrease) in net assets	(690,253)	(1,811,035)

Net Assets
Beginning of period	6,332,351	8,143,386
End of period (including undistributed net investment income of $887 and undistributed net investment income of $853, respectively)	$ 5,642,098	$ 6,332,351

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62	$ 47.76
Income from Investment Operations
Net investment income (loss) E	.187	.500	.736	.821	.831	1.118
Net realized and unrealized gain (loss)	.552	1.219	.842	3.054	3.539	(3.686)
Total from investment operations	.739	1.719	1.578	3.875	4.370	(2.568)
Distributions from net investment income	(.179)	(.487)	(.733)	(.834)	(.830)	(1.132)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.219)	(.689)	(.938)	(1.095)	(.950)	(1.572)
Net asset value, end of period	$ 52.01	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Total Return B, C, D	1.44%	3.43%	3.23%	8.30%	10.08%	(5.07)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.72% A	.98%	1.49%	1.68%	1.80%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201	$ 331	$ 886	$ 1,798	$ 2,308	$ 2,599
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62	$ 47.75
Income from Investment Operations
Net investment income (loss) E	.121	.372	.612	.698	.716	1.025
Net realized and unrealized gain (loss)	.549	1.225	.847	3.043	3.540	(3.690)
Total from investment operations	.670	1.597	1.459	3.741	4.256	(2.665)
Distributions from net investment income	(.120)	(.365)	(.594)	(.710)	(.716)	(1.025)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.160)	(.567)	(.799)	(.971)	(.836)	(1.465)
Net asset value, end of period	$ 52.01	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Total Return B, C, D	1.30%	3.18%	2.98%	8.00%	9.81%	(5.30)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.47% A	.73%	1.24%	1.42%	1.55%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129	$ 135	$ 194	$ 529	$ 638	$ 499
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61	$ 47.73
Income from Investment Operations
Net investment income (loss) E	(.008)	.116	.364	.453	.485	.822
Net realized and unrealized gain (loss)	.557	1.225	.837	3.055	3.531	(3.689)
Total from investment operations	.549	1.341	1.201	3.508	4.016	(2.867)
Distributions from net investment income	(.039)	(.179)	(.376)	(.447)	(.476)	(.813)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.079)	(.381)	(.581)	(.708)	(.596)	(1.253)
Net asset value, end of period	$ 51.88	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Total Return B, C, D	1.07%	2.67%	2.45%	7.49%	9.24%	(5.76)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.03)% A	.23%	.74%	.92%	1.05%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514	$ 575	$ 891	$ 759	$ 1,075	$ 1,171
Portfolio turnover rate F	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2016

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63	$ 47.77
Income from Investment Operations
Net investment income (loss) D	.251	.627	.859	.944	.948	1.231
Net realized and unrealized gain (loss)	.546	1.229	.838	3.055	3.539	(3.692)
Total from investment operations	.797	1.856	1.697	3.999	4.487	(2.461)
Distributions from net investment income	(.247)	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.287)	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 52.00	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Total Return B, C	1.55%	3.71%	3.48%	8.57%	10.36%	(4.82)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.97% A	1.23%	1.74%	1.93%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,774	$ 5,262	$ 6,124	$ 6,873	$ 6,946	$ 4,733
Portfolio turnover rate E	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64	$ 47.77
Income from Investment Operations
Net investment income (loss) D	.251	.628	.861	.945	.947	1.235
Net realized and unrealized gain (loss)	.546	1.228	.836	3.054	3.530	(3.686)
Total from investment operations	.797	1.856	1.697	3.999	4.477	(2.451)
Distributions from net investment income	(.247)	(.624)	(.862)	(.958)	(.947)	(1.239)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)	(.440)
Total distributions	(.287)	(.826)	(1.067)	(1.219)	(1.067)	(1.679)
Net asset value, end of period	$ 52.00	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Total Return B, C	1.55%	3.71%	3.48%	8.57%	10.33%	(4.80)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.97% A	1.23%	1.74%	1.92%	2.05%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24	$ 30	$ 49	$ 44	$ 108	$ 109
Portfolio turnover rate E	34% A	40%	44%	31%	40%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.8	3.0
Fidelity Blue Chip Growth Fund	2.6	2.8
Fidelity Equity-Income Fund	3.9	4.2
Fidelity Large Cap Stock Fund	2.9	3.2
Fidelity Series 100 Index Fund	2.5	2.7
Fidelity Series Broad Market Opportunities Fund	4.5	4.9
Fidelity Series Small Cap Opportunities Fund	0.4	0.4
	19.6	21.2
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.9	8.2
Fidelity Strategic Real Return Fund	7.8	8.2
Fidelity Total Bond Fund	23.6	24.7
	39.3	41.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	23.7	18.4
Fidelity Short-Term Bond Fund	17.4	18.5
	41.1	36.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.3%
Short-Term Funds	41.1%

Six months ago
Domestic Equity Funds	21.2%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	41.1%
Short-Term Funds	36.9%

Expected
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	34.1%
Short-Term Funds	48.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 19.6%
	Shares	Value
Domestic Equity Funds - 19.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,989	$ 184,088
Fidelity Blue Chip Growth Fund (b)	2,758	172,102
Fidelity Equity-Income Fund (b)	4,603	261,054
Fidelity Large Cap Stock Fund (b)	7,418	196,796
Fidelity Series 100 Index Fund (b)	14,710	170,053
Fidelity Series Broad Market Opportunities Fund (b)	21,095	302,291
Fidelity Series Small Cap Opportunities Fund (b)	1,985	26,196
TOTAL EQUITY FUNDS (Cost $1,018,162)		1,312,580
Fixed-Income Funds - 39.3%

Investment Grade Fixed-Income Funds - 39.3%
Fidelity Government Income Fund (b)	50,934	524,617
Fidelity Strategic Real Return Fund (b)	56,386	523,825
Fidelity Total Bond Fund (b)	149,165	1,575,179
TOTAL FIXED-INCOME FUNDS (Cost $2,648,573)		2,623,621
Short-Term Funds - 41.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,586,397	$ 1,586,397
Fidelity Short-Term Bond Fund (b)	134,902	1,160,156
TOTAL SHORT-TERM FUNDS (Cost $2,734,770)		2,746,553
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,401,505)		6,682,754
NET OTHER ASSETS (LIABILITIES) - 0.0%		(772)
NET ASSETS - 100%		$ 6,681,982
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	78,570	61,759	180	184,088
Fidelity Blue Chip Growth Fund	157,814	65,498	59,925	645	172,102
Fidelity Equity-Income Fund	242,856	83,132	69,263	3,303	261,054
Fidelity Government Income Fund	472,175	163,702	113,812	4,000	524,617
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	754,777	225,718	495	1,586,397
Fidelity Large Cap Stock Fund	182,263	66,519	66,405	1,073	196,796
Fidelity Series 100 Index Fund	157,461	56,450	50,156	3,131	170,053
Fidelity Series Broad Market Opportunities Fund	278,946	96,697	95,687	1,275	302,291
Fidelity Series Small Cap Opportunities Fund	24,159	10,693	8,264	6	26,196
Fidelity Short-Term Bond Fund	1,058,027	433,478	336,377	4,964	1,160,156
Fidelity Strategic Real Return Fund	472,164	166,917	110,866	5,839	523,825
Fidelity Total Bond Fund	1,417,756	503,307	344,094	22,745	1,575,179
Total	$ 5,738,514	$ 2,485,369	$ 1,599,513	$ 47,910	$ 6,682,754
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,401,505) - See accompanying schedule		$ 6,682,754
Receivable for fund shares sold		25,000
Total assets		6,707,754

Liabilities
Payable for investments purchased	$ 25,003
Distribution and service plan fees payable	769
Total liabilities		25,772

Net Assets		$ 6,681,982
Net Assets consist of:
Paid in capital		$ 6,820,485
Undistributed net investment income		1,495
Accumulated undistributed net realized gain (loss) on investments		(421,247)
Net unrealized appreciation (depreciation) on investments		281,249
Net Assets		$ 6,681,982

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($812,386 ÷ 15,208.2 shares)		$ 53.42

Maximum offering price per share (100/94.25 of $53.42)		$ 56.68
Class T: Net Asset Value and redemption price per share ($472,885 ÷ 8,850.7 shares)		$ 53.43

Maximum offering price per share (100/96.50 of $53.43)		$ 55.37

Class C: Net Asset Value and offering price per share ($486,681 ÷ 9,124.5 shares)A		$ 53.34

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,439,352 ÷ 83,089.9 shares)		$ 53.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,678 ÷ 8,808.6 shares)		$ 53.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 47,910

Expenses
Distribution and service plan fees	$ 4,243
Independent trustees' compensation	12
Total expenses before reductions	4,255
Expense reductions	(12)	4,243
Net investment income (loss)		43,667
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	13,787
Capital gain distributions from underlying funds	59,105
Total net realized gain (loss)		72,892
Change in net unrealized appreciation (depreciation) on underlying funds		44,594
Net gain (loss)		117,486
Net increase (decrease) in net assets resulting from operations		$ 161,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,667	$ 86,163
Net realized gain (loss)	72,892	140,568
Change in net unrealized appreciation (depreciation)	44,594	92,673
Net increase (decrease) in net assets resulting from operations	161,153	319,404
Distributions to shareholders from net investment income	(43,238)	(86,074)
Distributions to shareholders from net realized gain	(9,594)	(32,209)
Total distributions	(52,832)	(118,283)
Share transactions - net increase (decrease)	835,721	(166,169)
Total increase (decrease) in net assets	944,042	34,952

Net Assets
Beginning of period	5,737,940	5,702,988
End of period (including undistributed net investment income of $1,495 and undistributed net investment income of $1,066, respectively)	$ 6,681,982	$ 5,737,940

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81	$ 47.46
Income from Investment Operations
Net investment income (loss) E	.351	.719	.774	.836	.836	1.092
Net realized and unrealized gain (loss)	1.036	2.135	.909	3.655	3.763	(4.138)
Total from investment operations	1.387	2.854	1.683	4.491	4.599	(3.046)
Distributions from net investment income	(.338)	(.705)	(.765)	(.834)	(.839)	(1.124)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.417)	(.994)	(.963)	(1.071)	(.959)	(1.604)
Net asset value, end of period	$ 53.42	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Total Return B, C, D	2.65%	5.70%	3.45%	9.73%	10.80%	(6.06)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.33% A	1.39%	1.57%	1.71%	1.83%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 812	$ 774	$ 762	$ 784	$ 1,147	$ 833
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83	$ 47.46
Income from Investment Operations
Net investment income (loss) E	.284	.589	.651	.716	.722	.989
Net realized and unrealized gain (loss)	1.033	2.133	.909	3.664	3.759	(4.128)
Total from investment operations	1.317	2.722	1.560	4.380	4.481	(3.139)
Distributions from net investment income	(.288)	(.573)	(.642)	(.723)	(.711)	(1.011)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.367)	(.862)	(.840)	(.960)	(.831)	(1.491)
Net asset value, end of period	$ 53.43	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Total Return B, C, D	2.51%	5.43%	3.19%	9.48%	10.51%	(6.28)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.08% A	1.14%	1.32%	1.46%	1.58%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473	$ 101	$ 128	$ 148	$ 52	$ 91
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80	$ 47.41
Income from Investment Operations
Net investment income (loss) E	.152	.330	.403	.469	.495	.786
Net realized and unrealized gain (loss)	1.030	2.129	.912	3.659	3.760	(4.122)
Total from investment operations	1.182	2.459	1.315	4.128	4.255	(3.336)
Distributions from net investment income	(.143)	(.350)	(.407)	(.471)	(.505)	(.794)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.222)	(.639)	(.605)	(.708)	(.625)	(1.274)
Net asset value, end of period	$ 53.34	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Total Return B, C, D	2.26%	4.90%	2.68%	8.93%	9.98%	(6.75)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.58% A	.64%	.82%	.96%	1.08%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 487	$ 498	$ 439	$ 226	$ 201	$ 131
Portfolio turnover rate F	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2018

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82	$ 47.46
Income from Investment Operations
Net investment income (loss) D	.417	.848	.898	.960	.950	1.202
Net realized and unrealized gain (loss)	1.036	2.135	.908	3.657	3.761	(4.138)
Total from investment operations	1.453	2.983	1.806	4.617	4.711	(2.936)
Distributions from net investment income	(.404)	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.483)	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 53.43	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Total Return B, C	2.78%	5.96%	3.71%	10.01%	11.07%	(5.81)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58% A	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,439	$ 3,875	$ 3,904	$ 3,806	$ 3,681	$ 3,435
Portfolio turnover rate E	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82	$ 47.47
Income from Investment Operations
Net investment income (loss) D	.417	.849	.891	.959	.950	1.175
Net realized and unrealized gain (loss)	1.036	2.124	.915	3.668	3.761	(4.121)
Total from investment operations	1.453	2.973	1.806	4.627	4.711	(2.946)
Distributions from net investment income	(.404)	(.834)	(.888)	(.960)	(.951)	(1.224)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)	(.480)
Total distributions	(.483)	(1.123)	(1.086)	(1.197)	(1.071)	(1.704)
Net asset value, end of period	$ 53.43	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Total Return B, C	2.78%	5.94%	3.71%	10.03%	11.07%	(5.83)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.58% A	1.64%	1.82%	1.96%	2.08%	2.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 471	$ 491	$ 470	$ 320	$ 350	$ 326
Portfolio turnover rate E	53% A	41%	44%	39%	24%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.6	3.9
Fidelity Blue Chip Growth Fund	3.4	3.6
Fidelity Equity-Income Fund	5.1	5.6
Fidelity Large Cap Stock Fund	3.8	4.2
Fidelity Series 100 Index Fund	3.3	3.6
Fidelity Series Broad Market Opportunities Fund	6.0	6.4
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	25.7	27.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.4	2.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.4
Fidelity Strategic Income Fund	0.0	0.4
	0.0	0.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	8.0
Fidelity Strategic Real Return Fund	8.3	8.0
Fidelity Total Bond Fund	24.8	24.0
	41.4	40.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.1	14.3
Fidelity Short-Term Bond Fund	15.3	14.4
	30.4	28.7
Net Other Assets (Liabilities)	0.1	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	25.7%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.4%
Short-Term Funds	30.4%
Net Other Assets (Liabilities)	0.1%

Six months ago
Domestic Equity Funds	27.8%
International Equity Funds	2.7%
High Yield Fixed-Income Funds	0.8%
Investment Grade Fixed-Income Funds	40.0%
Short-Term Funds	28.7%

Expected
Domestic Equity Funds	24.3%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.1%
	Shares	Value
Domestic Equity Funds - 25.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	12,880	$ 263,778
Fidelity Blue Chip Growth Fund (b)	3,993	249,176
Fidelity Equity-Income Fund (b)	6,700	379,935
Fidelity Large Cap Stock Fund (b)	10,649	282,531
Fidelity Series 100 Index Fund (b)	21,233	245,453
Fidelity Series Broad Market Opportunities Fund (b)	30,656	439,307
Fidelity Series Small Cap Opportunities Fund (b)	2,870	37,887
TOTAL DOMESTIC EQUITY FUNDS		1,898,067
International Equity Funds - 2.4%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,505	173,065
TOTAL EQUITY FUNDS (Cost $1,508,670)		2,071,132
Fixed-Income Funds - 41.4%

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Government Income Fund (b)	59,504	612,893
Fidelity Strategic Real Return Fund (b)	65,791	611,198
Fidelity Total Bond Fund (b)	173,656	1,833,808
TOTAL FIXED-INCOME FUNDS (Cost $3,048,299)		3,057,899
Short-Term Funds - 30.4%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,117,681	$ 1,117,681
Fidelity Short-Term Bond Fund (b)	130,941	1,126,089
TOTAL SHORT-TERM FUNDS (Cost $2,227,413)		2,243,770
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $6,784,382)		7,372,801
NET OTHER ASSETS (LIABILITIES) - 0.1%		4,509
NET ASSETS - 100%		$ 7,377,310
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 50,132	$ 46,240	$ 2,050	$ 173,065
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	97,283	63,870	247	263,778
Fidelity Blue Chip Growth Fund	218,782	82,677	63,283	910	249,176
Fidelity Capital & Income Fund	24,270	2,917	27,788	447	-
Fidelity Equity-Income Fund	336,182	104,205	64,750	4,590	379,935
Fidelity Government Income Fund	482,766	185,653	58,733	4,201	612,893
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	356,058	106,984	404	1,117,681
Fidelity Large Cap Stock Fund	252,502	80,216	68,820	1,491	282,531
Fidelity Series 100 Index Fund	218,293	69,142	49,533	4,349	245,453
Fidelity Series Broad Market Opportunities Fund	386,860	120,369	97,327	1,752	439,307
Fidelity Series Small Cap Opportunities Fund	33,925	13,586	8,800	8	37,887
Fidelity Short-Term Bond Fund	869,077	360,004	107,378	4,118	1,126,089
Fidelity Strategic Income Fund	24,236	2,897	27,046	360	-
Fidelity Strategic Real Return Fund	482,760	191,029	58,732	6,084	611,198
Fidelity Total Bond Fund	1,449,522	561,100	176,197	23,838	1,833,808
Total	$ 6,044,787	$ 2,277,268	$ 1,025,481	$ 54,849	$ 7,372,801
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,784,382) - See accompanying schedule		$ 7,372,801
Receivable for fund shares sold		33,000
Total assets		7,405,801

Liabilities
Payable for investments purchased	$ 27,942
Distribution and service plan fees payable	549
Total liabilities		28,491

Net Assets		$ 7,377,310
Net Assets consist of:
Paid in capital		$ 6,779,835
Undistributed net investment income		1,786
Accumulated undistributed net realized gain (loss) on investments		7,270
Net unrealized appreciation (depreciation) on investments		588,419
Net Assets		$ 7,377,310
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($768,484 ÷ 14,087.80 shares)		$ 54.55

Maximum offering price per share (100/94.25 of $54.55)		$ 57.88
Class T: Net Asset Value and redemption price per share ($93,742 ÷ 1,718.24 shares)		$ 54.56

Maximum offering price per share (100/96.50 of $54.56)		$ 56.54

Class C: Net Asset Value and offering price per share ($465,728 ÷ 8,551.31 shares)A		$ 54.46

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($5,960,444 ÷ 109,263.84 shares)		$ 54.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($88,912 ÷ 1,629.88 shares)		$ 54.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,849

Expenses
Distribution and service plan fees	$ 3,002
Independent trustees' compensation	12
Total expenses before reductions	3,014
Expense reductions	(12)	3,002
Net investment income (loss)		51,847
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	16,508
Capital gain distributions from underlying funds	76,737
Total net realized gain (loss)		93,245
Change in net unrealized appreciation (depreciation) on underlying funds		59,714
Net gain (loss)		152,959
Net increase (decrease) in net assets resulting from operations		$ 204,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,847	$ 89,832
Net realized gain (loss)	93,245	209,360
Change in net unrealized appreciation (depreciation)	59,714	125,629
Net increase (decrease) in net assets resulting from operations	204,806	424,821
Distributions to shareholders from net investment income	(51,196)	(89,581)
Distributions to shareholders from net realized gain	(50,627)	(25,206)
Total distributions	(101,823)	(114,787)
Share transactions - net increase (decrease)	1,229,933	872,079
Total increase (decrease) in net assets	1,332,916	1,182,113

Net Assets
Beginning of period	6,044,394	4,862,281
End of period (including undistributed net investment income of $1,786 and undistributed net investment income of $1,135, respectively)	$ 7,377,310	$ 6,044,394

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.11
Income from Investment Operations
Net investment income (loss) E	.389	.770	.793	.817	.812	1.027
Net realized and unrealized gain (loss)	1.375	3.157	.884	4.128	3.930	(4.465)
Total from investment operations	1.764	3.927	1.677	4.945	4.742	(3.438)
Distributions from net investment income	(.384)	(.774)	(.794)	(.826)	(.817)	(1.032)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.804)	(1.027)	(.977)	(1.045)	(.932)	(1.392)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return B, C, D	3.30%	7.84%	3.44%	10.79%	11.27%	(7.00)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.44% A	1.47%	1.61%	1.67%	1.79%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 768	$ 411	$ 408	$ 436	$ 607	$ 502
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28	$ 47.10
Income from Investment Operations
Net investment income (loss) E	.323	.639	.670	.696	.696	.926
Net realized and unrealized gain (loss)	1.379	3.145	.885	4.135	3.928	(4.460)
Total from investment operations	1.702	3.784	1.555	4.831	4.624	(3.534)
Distributions from net investment income	(.312)	(.631)	(.672)	(.712)	(.699)	(.926)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.732)	(.884)	(.855)	(.931)	(.814)	(1.286)
Net asset value, end of period	$ 54.56	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Total Return B, C, D	3.19%	7.54%	3.18%	10.54%	10.98%	(7.23)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.19% A	1.22%	1.36%	1.42%	1.54%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 101	$ 189	$ 196	$ 134	$ 171
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26	$ 47.08
Income from Investment Operations
Net investment income (loss) E	.187	.377	.422	.449	.473	.736
Net realized and unrealized gain (loss)	1.365	3.151	.876	4.132	3.923	(4.471)
Total from investment operations	1.552	3.528	1.298	4.581	4.396	(3.735)
Distributions from net investment income	(.182)	(.415)	(.435)	(.452)	(.481)	(.725)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.602)	(.668)	(.618)	(.671)	(.596)	(1.085)
Net asset value, end of period	$ 54.46	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Total Return B, C, D	2.91%	7.02%	2.65%	9.98%	10.43%	(7.70)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.69% A	.72%	.86%	.92%	1.05%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 322	$ 306	$ 228	$ 295	$ 221
Portfolio turnover rate F	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2020

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) D	.458	.901	.917	.942	.925	1.125
Net realized and unrealized gain (loss)	1.370	3.160	.874	4.138	3.919	(4.464)
Total from investment operations	1.828	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.448)	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.868)	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return B, C	3.42%	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69% A	1.72%	1.86%	1.92%	2.04%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,960	$ 5,196	$ 3,945	$ 3,079	$ 2,225	$ 1,624
Portfolio turnover rate E	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29	$ 47.12
Income from Investment Operations
Net investment income (loss) D	.454	.901	.917	.939	.928	1.138
Net realized and unrealized gain (loss)	1.374	3.160	.874	4.141	3.916	(4.477)
Total from investment operations	1.828	4.061	1.791	5.080	4.844	(3.339)
Distributions from net investment income	(.448)	(.908)	(.918)	(.951)	(.929)	(1.131)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)	(.360)
Total distributions	(.868)	(1.161)	(1.101)	(1.170)	(1.044)	(1.491)
Net asset value, end of period	$ 54.55	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Total Return B, C	3.42%	8.11%	3.68%	11.10%	11.52%	(6.76)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.69% A	1.72%	1.86%	1.92%	2.04%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 14	$ 13	$ 32	$ 49	$ 95
Portfolio turnover rate E	31% A	44%	35%	48%	38%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.4	4.7
Fidelity Blue Chip Growth Fund	4.2	4.4
Fidelity Equity-Income Fund	6.4	6.7
Fidelity Large Cap Stock Fund	4.7	5.0
Fidelity Series 100 Index Fund	4.1	4.4
Fidelity Series Broad Market Opportunities Fund	7.3	7.7
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
	31.7	33.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.3	3.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.2	1.3
Fidelity Strategic Income Fund	1.2	1.3
	2.4	2.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.3
Fidelity Strategic Real Return Fund	7.6	7.4
Fidelity Total Bond Fund	22.7	22.0
	37.9	36.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.3	11.7
Fidelity Short-Term Bond Fund	12.4	11.8
	24.7	23.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	31.7%
International EquityFunds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Six months ago
Domestic Equity Funds	33.6%
International EquityFunds	3.6%
High Yield Fixed-Income Funds	2.6%
Investment Grade Fixed-Income Funds	36.7%
Short-Term Funds	23.5%

Expected
Domestic Equity Funds	30.9%
International EquityFunds	3.1%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.0%
Short-Term Funds	25.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 35.0%
	Shares	Value
Domestic Equity Funds - 31.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	16,409	$ 336,060
Fidelity Blue Chip Growth Fund (b)	5,076	316,732
Fidelity Equity-Income Fund (b)	8,522	483,268
Fidelity Large Cap Stock Fund (b)	13,531	358,988
Fidelity Series 100 Index Fund (b)	26,987	311,971
Fidelity Series Broad Market Opportunities Fund (b)	38,973	558,485
Fidelity Series Small Cap Opportunities Fund (b)	3,639	48,034
TOTAL DOMESTIC EQUITY FUNDS		2,413,538
International Equity Funds - 3.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	6,474	248,715
TOTAL EQUITY FUNDS (Cost $2,286,119)		2,662,253
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 2.4%
Fidelity Capital & Income Fund (b)	9,309	91,504
Fidelity Strategic Income Fund (b)	8,475	92,126
TOTAL HIGH YIELD FIXED-INCOME FUNDS		183,630

	Shares	Value
Investment Grade Fixed-Income Funds - 37.9%
Fidelity Government Income Fund (b)	55,997	$ 576,774
Fidelity Strategic Real Return Fund (b)	61,915	575,194
Fidelity Total Bond Fund (b)	163,565	1,727,251
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,879,219
TOTAL FIXED-INCOME FUNDS (Cost $3,108,811)		3,062,849
Short-Term Funds - 24.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	936,934	936,934
Fidelity Short-Term Bond Fund (b)	109,275	939,767
TOTAL SHORT-TERM FUNDS (Cost $1,872,163)		1,876,701
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,267,093)		7,601,803
NET OTHER ASSETS (LIABILITIES) - 0.0%		(128)
NET ASSETS - 100%		$ 7,601,675
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 95,696	$ 32,996	$ 2,908	$ 248,715
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	155,087	40,931	314	336,060
Fidelity Blue Chip Growth Fund	215,074	130,220	42,399	978	316,732
Fidelity Capital & Income Fund	63,597	34,365	8,246	1,825	91,504
Fidelity Equity-Income Fund	330,881	181,393	34,008	5,473	483,268
Fidelity Government Income Fund	360,647	240,121	26,953	3,669	576,774
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	401,890	43,996	308	936,934
Fidelity Large Cap Stock Fund	248,520	135,585	45,860	1,881	358,988
Fidelity Series 100 Index Fund	214,593	116,930	27,838	5,460	311,971
Fidelity Series Broad Market Opportunities Fund	380,009	204,477	58,440	2,219	558,485
Fidelity Series Small Cap Opportunities Fund	33,052	20,945	5,389	10	48,034
Fidelity Short-Term Bond Fund	579,345	400,954	43,996	3,185	939,767
Fidelity Strategic Income Fund	63,542	35,907	6,339	1,500	92,126
Fidelity Strategic Real Return Fund	360,654	244,978	26,952	5,395	575,194
Fidelity Total Bond Fund	1,083,758	723,080	80,832	20,507	1,727,251
Total	$ 4,922,873	$ 3,121,628	$ 525,175	$ 55,632	$ 7,601,803
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $7,267,093) - See accompanying schedule		$ 7,601,803
Receivable for fund shares sold		44,195
Total assets		7,645,998

Liabilities
Payable for investments purchased	$ 41,194
Payable for fund shares redeemed	3,002
Distribution and service plan fees payable	127
Total liabilities		44,323

Net Assets		$ 7,601,675
Net Assets consist of:
Paid in capital		$ 7,722,662
Undistributed net investment income		1,961
Accumulated undistributed net realized gain (loss) on investments		(457,658)
Net unrealized appreciation (depreciation) on investments		334,710
Net Assets		$ 7,601,675
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($312,254 ÷ 5,605.919 shares)		$ 55.70

Maximum offering price per share (100/94.25 of $55.70)		$ 59.10
Class T: Net Asset Value and redemption price per share ($766 ÷ 13.737 shares)		$ 55.76

Maximum offering price per share (100/96.50 of $55.76)		$ 57.78

Class C: Net Asset Value and offering price per share ($55,227 ÷ 992.180 shares) A		$ 55.66

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($7,204,474 ÷ 129,349.196 shares)		$ 55.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,954 ÷ 519.978 shares)		$ 55.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 55,632

Expenses
Distribution and service plan fees	$ 790
Independent trustees' compensation	11
Total expenses before reductions	801
Expense reductions	(11)	790
Net investment income (loss)		54,842
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,437)
Capital gain distributions from underlying funds	86,432
Total net realized gain (loss)		83,995
Change in net unrealized appreciation (depreciation) on underlying funds		84,911
Net gain (loss)		168,906
Net increase (decrease) in net assets resulting from operations		$ 223,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,842	$ 83,094
Net realized gain (loss)	83,995	106,528
Change in net unrealized appreciation (depreciation)	84,911	240,421
Net increase (decrease) in net assets resulting from operations	223,748	430,043
Distributions to shareholders from net investment income	(53,845)	(82,827)
Distributions to shareholders from net realized gain	(15,269)	(22,022)
Total distributions	(69,114)	(104,849)
Share transactions - net increase (decrease)	2,524,285	282,835
Total increase (decrease) in net assets	2,678,919	608,029

Net Assets
Beginning of period	4,922,756	4,314,727
End of period (including undistributed net investment income of $1,961 and undistributed net investment income of $964, respectively)	$ 7,601,675	$ 4,922,756

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87	$ 47.05
Income from Investment Operations
Net investment income (loss) E	.434	.825	.783	.817	.815	1.035
Net realized and unrealized gain (loss)	1.623	3.933	.842	4.431	3.980	(4.739)
Total from investment operations	2.057	4.758	1.625	5.248	4.795	(3.704)
Distributions from net investment income	(.394)	(.804)	(.784)	(.824)	(.793)	(1.056)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.517)	(1.058)	(.955)	(1.038)	(1.085)	(1.476)
Net asset value, end of period	$ 55.70	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Total Return B, C, D	3.80%	9.54%	3.35%	11.58%	11.53%	(7.53)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.57% A	1.57%	1.59%	1.67%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 312	$ 391	$ 386	$ 72	$ 42	$ 122
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.348	.686	.653	.691	.702	.933
Net realized and unrealized gain (loss)	1.639	3.958	.871	4.434	3.985	(4.736)
Total from investment operations	1.987	4.644	1.524	5.125	4.687	(3.803)
Distributions from net investment income	(.344)	(.680)	(.643)	(.661)	(.685)	(.957)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.467)	(.934)	(.814)	(.875)	(.977)	(1.377)
Net asset value, end of period	$ 55.76	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Total Return B, C, D	3.67%	9.29%	3.13%	11.30%	11.27%	(7.77)%
Ratios to Average Net Assets F, G
Expenses before reductions	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Expenses net of all reductions	.49% A,H	.49% H	.50%	.50%	.50%	.51%
Net investment income (loss)	1.33% A	1.30%	1.34%	1.43%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 5	$ 23	$ 77	$ 112
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86	$ 47.04
Income from Investment Operations
Net investment income (loss) E	.226	.434	.411	.447	.477	.737
Net realized and unrealized gain (loss)	1.629	3.919	.845	4.434	3.989	(4.745)
Total from investment operations	1.855	4.353	1.256	4.881	4.466	(4.008)
Distributions from net investment income	(.202)	(.459)	(.405)	(.437)	(.454)	(.752)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.325)	(.713)	(.576)	(.651)	(.746)	(1.172)
Net asset value, end of period	$ 55.66	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Total Return B, C, D	3.43%	8.70%	2.58%	10.74%	10.72%	(8.25)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.82% A	.83%	.84%	.92%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55	$ 54	$ 28	$ 32	$ 44	$ 69
Portfolio turnover rate F	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2022

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87	$ 47.06
Income from Investment Operations
Net investment income (loss) D	.502	.956	.901	.937	.925	1.144
Net realized and unrealized gain (loss)	1.634	3.922	.849	4.438	3.978	(4.752)
Total from investment operations	2.136	4.878	1.750	5.375	4.903	(3.608)
Distributions from net investment income	(.463)	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.586)	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 55.70	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Total Return B, C	3.95%	9.80%	3.62%	11.87%	11.80%	(7.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82% A	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,204	$ 4,474	$ 3,892	$ 3,266	$ 2,395	$ 2,353
Portfolio turnover rate E	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86	$ 47.06
Income from Investment Operations
Net investment income (loss) D	.482	.957	.900	.937	.918	1.131
Net realized and unrealized gain (loss)	1.644	3.921	.850	4.428	3.995	(4.749)
Total from investment operations	2.126	4.878	1.750	5.365	4.913	(3.618)
Distributions from net investment income	(.463)	(.934)	(.899)	(.941)	(.921)	(1.162)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)	(.420)
Total distributions	(.586)	(1.188)	(1.070)	(1.155)	(1.213)	(1.582)
Net asset value, end of period	$ 55.68	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Total Return B, C	3.93%	9.80%	3.62%	11.85%	11.83%	(7.33)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.82% A	1.82%	1.84%	1.92%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 4	$ 3	$ 4	$ 5	$ 166
Portfolio turnover rate E	17% A	38%	43%	29%	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.0	5.3
Fidelity Blue Chip Growth Fund	4.8	4.9
Fidelity Equity-Income Fund	7.3	7.6
Fidelity Large Cap Stock Fund	5.4	5.7
Fidelity Series 100 Index Fund	4.7	4.9
Fidelity Series Broad Market Opportunities Fund	8.4	8.7
Fidelity Series Small Cap Opportunities Fund	0.7	0.8
	36.3	37.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.6	1.7
Fidelity Strategic Income Fund	1.6	1.7
	3.2	3.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	6.9
Fidelity Strategic Real Return Fund	7.1	6.8
Fidelity Total Bond Fund	21.3	20.6
	35.5	34.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.4	9.9
Fidelity Short-Term Bond Fund	10.4	10.0
	20.8	19.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	36.3%
International EquityFunds	4.2%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	20.8%

Six months ago
Domestic Equity Funds	37.9%
International EquityFunds	4.5%
High Yield Fixed-Income Funds	3.4%
Investment Grade Fixed-Income Funds	34.3%
Short-Term Funds	19.9%

Expected
Domestic Equity Funds	35.8%
International EquityFunds	4.1%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	21.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 40.5%
	Shares	Value
Domestic Equity Funds - 36.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	14,457	$ 296,085
Fidelity Blue Chip Growth Fund (b)	4,477	279,395
Fidelity Equity-Income Fund (b)	7,503	425,520
Fidelity Large Cap Stock Fund (b)	11,932	316,544
Fidelity Series 100 Index Fund (b)	23,805	275,190
Fidelity Series Broad Market Opportunities Fund (b)	34,330	491,943
Fidelity Series Small Cap Opportunities Fund (b)	3,200	42,243
TOTAL DOMESTIC EQUITY FUNDS		2,126,920
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	6,361	244,394
TOTAL EQUITY FUNDS (Cost $2,102,877)		2,371,314
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.2%
Fidelity Capital & Income Fund (b)	9,645	94,813
Fidelity Strategic Income Fund (b)	8,782	95,455
TOTAL HIGH YIELD FIXED-INCOME FUNDS		190,268

	Shares	Value
Investment Grade Fixed-Income Funds - 35.5%
Fidelity Government Income Fund (b)	40,456	$ 416,693
Fidelity Strategic Real Return Fund (b)	44,735	415,584
Fidelity Total Bond Fund (b)	118,114	1,247,282
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,079,559
TOTAL FIXED-INCOME FUNDS (Cost $2,286,338)		2,269,827
Short-Term Funds - 20.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	607,457	607,457
Fidelity Short-Term Bond Fund (b)	70,846	609,273
TOTAL SHORT-TERM FUNDS (Cost $1,213,761)		1,216,730
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,602,976)		5,857,871
NET OTHER ASSETS (LIABILITIES) - 0.0%		(279)
NET ASSETS - 100%		$ 5,857,592
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 140,119	$ 30,993	$ 2,464	$ 244,394
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	188,346	35,418	242	296,085
Fidelity Blue Chip Growth Fund	140,772	163,819	35,151	738	279,395
Fidelity Capital & Income Fund	48,152	52,428	7,351	1,612	94,813
Fidelity Equity-Income Fund	216,692	234,446	28,222	4,198	425,520
Fidelity Government Income Fund	196,513	234,845	17,212	2,327	416,693
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	348,326	25,206	173	607,457
Fidelity Large Cap Stock Fund	162,826	178,033	38,658	1,428	316,544
Fidelity Series 100 Index Fund	140,457	153,792	24,171	4,083	275,190
Fidelity Series Broad Market Opportunities Fund	249,252	270,563	51,522	1,713	491,943
Fidelity Series Small Cap Opportunities Fund	21,797	25,909	5,001	10	42,243
Fidelity Short-Term Bond Fund	284,490	347,925	25,206	1,813	609,273
Fidelity Strategic Income Fund	48,111	52,866	4,712	1,326	95,455
Fidelity Strategic Real Return Fund	196,512	237,918	17,211	3,425	415,584
Fidelity Total Bond Fund	589,994	705,931	51,688	12,903	1,247,282
Total	$ 2,862,258	$ 3,335,266	$ 397,722	$ 38,455	$ 5,857,871
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,602,976) - See accompanying schedule	$ 5,857,871

Liabilities
Distribution and service plan fees payable	279

Net Assets	$ 5,857,592
Net Assets consist of:
Paid in capital	$ 5,583,132
Undistributed net investment income	1,420
Accumulated undistributed net realized gain (loss) on investments	18,145
Net unrealized appreciation (depreciation) on investments	254,895
Net Assets	$ 5,857,592
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($490,401 ÷ 8,706.918 shares)	$ 56.32

Maximum offering price per share (100/94.25 of $56.32)	$ 59.76
Class T: Net Asset Value and redemption price per share ($190,513 ÷ 3,382.093 shares)	$ 56.33

Maximum offering price per share (100/96.50 of $56.33)	$ 58.37

Class C: Net Asset Value and offering price per share ($114,266 ÷ 2,033.487 shares) A	$ 56.19

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($5,033,980 ÷ 89,368.826 shares)	$ 56.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,432 ÷ 504.786 shares)	$ 56.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 38,455

Expenses
Distribution and service plan fees	$ 1,615
Independent trustees' compensation	7
Total expenses before reductions	1,622
Expense reductions	(7)	1,615
Net investment income (loss)		36,840
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,191)
Capital gain distributions from underlying funds	64,154
Total net realized gain (loss)		62,963
Change in net unrealized appreciation (depreciation) on underlying funds		59,262
Net gain (loss)		122,225
Net increase (decrease) in net assets resulting from operations		$ 159,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,840	$ 42,257
Net realized gain (loss)	62,963	74,340
Change in net unrealized appreciation (depreciation)	59,262	131,901
Net increase (decrease) in net assets resulting from operations	159,065	248,498
Distributions to shareholders from net investment income	(35,925)	(42,100)
Distributions to shareholders from net realized gain	(28,499)	(9,399)
Total distributions	(64,424)	(51,499)
Share transactions - net increase (decrease)	2,900,952	561,492
Total increase (decrease) in net assets	2,995,593	758,491

Net Assets
Beginning of period	2,861,999	2,103,508
End of period (including undistributed net investment income of $1,420 and undistributed net investment income of $505, respectively)	$ 5,857,592	$ 2,861,999

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) E	.452	.840	.821	.809	.811	1.014
Net realized and unrealized gain (loss)	1.836	4.571	.771	4.667	4.020	(5.004)
Total from investment operations	2.288	5.411	1.592	5.476	4.831	(3.990)
Distributions from net investment income	(.399)	(.900)	(.794)	(.819)	(.791)	(1.020)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.738)	(1.121)	(.962)	(1.036)	(.901)	(1.500)
Net asset value, end of period	$ 56.32	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Total Return B, C, D	4.18%	10.86%	3.29%	12.13%	11.70%	(8.10)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62% A	1.59%	1.68%	1.66%	1.82%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 490	$ 424	$ 213	$ 187	$ 260	$ 287
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48	$ 46.97
Income from Investment Operations
Net investment income (loss) E	.383	.706	.699	.685	.701	.919
Net realized and unrealized gain (loss)	1.836	4.576	.769	4.672	4.025	(5.010)
Total from investment operations	2.219	5.282	1.468	5.357	4.726	(4.091)
Distributions from net investment income	(.330)	(.771)	(.680)	(.690)	(.676)	(.919)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.669)	(.992)	(.848)	(.907)	(.786)	(1.399)
Net asset value, end of period	$ 56.33	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Total Return B, C, D	4.05%	10.59%	3.03%	11.85%	11.43%	(8.34)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37% A	1.34%	1.43%	1.41%	1.57%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191	$ 190	$ 175	$ 40	$ 54	$ 69
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45	$ 46.93
Income from Investment Operations
Net investment income (loss) E	.242	.444	.454	.443	.476	.726
Net realized and unrealized gain (loss)	1.835	4.564	.761	4.668	4.020	(5.005)
Total from investment operations	2.077	5.008	1.215	5.111	4.496	(4.279)
Distributions from net investment income	(.208)	(.557)	(.437)	(.454)	(.456)	(.721)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.547)	(.778)	(.605)	(.671)	(.566)	(1.201)
Net asset value, end of period	$ 56.19	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Total Return B, C, D	3.80%	10.03%	2.50%	11.30%	10.87%	(8.80)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87% A	.84%	.93%	.91%	1.07%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 114	$ 113	$ 170	$ 172	$ 159	$ 147
Portfolio turnover rate F	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2024

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49	$ 46.98
Income from Investment Operations
Net investment income (loss) D	.521	.969	.942	.933	.924	1.118
Net realized and unrealized gain (loss)	1.846	4.563	.775	4.668	4.020	(5.011)
Total from investment operations	2.367	5.532	1.717	5.601	4.944	(3.893)
Distributions from net investment income	(.468)	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.807)	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 56.33	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Total Return B, C	4.33%	11.12%	3.55%	12.41%	11.98%	(7.87)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,034	$ 2,108	$ 1,521	$ 1,463	$ 1,026	$ 749
Portfolio turnover rate E	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48	$ 46.98
Income from Investment Operations
Net investment income (loss) D	.522	.969	.944	.930	.922	1.119
Net realized and unrealized gain (loss)	1.835	4.573	.763	4.671	4.032	(5.022)
Total from investment operations	2.357	5.542	1.707	5.601	4.954	(3.903)
Distributions from net investment income	(.468)	(1.031)	(.919)	(.944)	(.904)	(1.117)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)	(.480)
Total distributions	(.807)	(1.252)	(1.087)	(1.161)	(1.014)	(1.597)
Net asset value, end of period	$ 56.32	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Total Return B, C	4.31%	11.14%	3.53%	12.41%	12.00%	(7.89)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.84%	1.93%	1.91%	2.07%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28	$ 27	$ 25	$ 28	$ 37	$ 57
Portfolio turnover rate E	19% A	49%	65%	26%	34%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.7
Fidelity Blue Chip Growth Fund	5.2	5.3
Fidelity Equity-Income Fund	7.9	8.1
Fidelity Large Cap Stock Fund	5.8	6.1
Fidelity Series 100 Index Fund	5.1	5.3
Fidelity Series Broad Market Opportunities Fund	9.1	9.4
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	39.4	40.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.0	5.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	2.0
Fidelity Strategic Income Fund	2.0	1.9
	3.9	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.5
Fidelity Strategic Real Return Fund	6.7	6.5
Fidelity Total Bond Fund	20.1	19.5
	33.5	32.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.1	8.7
Fidelity Short-Term Bond Fund	9.1	8.8
	18.2	17.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.2%

Six months ago
Domestic Equity Funds	40.7%
International Equity Funds	5.4%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	32.5%
Short-Term Funds	17.5%

Expected
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.4%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,116	$ 207,167
Fidelity Blue Chip Growth Fund (b)	3,134	195,548
Fidelity Equity-Income Fund (b)	5,265	298,560
Fidelity Large Cap Stock Fund (b)	8,365	221,929
Fidelity Series 100 Index Fund (b)	16,670	192,704
Fidelity Series Broad Market Opportunities Fund (b)	24,065	344,846
Fidelity Series Small Cap Opportunities Fund (b)	2,236	29,515
TOTAL DOMESTIC EQUITY FUNDS		1,490,269
International Equity Funds - 5.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,944	189,963
TOTAL EQUITY FUNDS (Cost $1,471,813)		1,680,232
Fixed-Income Funds - 37.4%

High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (b)	7,402	72,761
Fidelity Strategic Income Fund (b)	6,741	73,269
TOTAL HIGH YIELD FIXED-INCOME FUNDS		146,030

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund (b)	24,675	$ 254,155
Fidelity Strategic Real Return Fund (b)	27,280	253,430
Fidelity Total Bond Fund (b)	72,005	760,372
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,267,957
TOTAL FIXED-INCOME FUNDS (Cost $1,431,762)		1,413,987
Short-Term Funds - 18.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	343,606	343,606
Fidelity Short-Term Bond Fund (b)	40,075	344,643
TOTAL SHORT-TERM FUNDS (Cost $686,565)		688,249
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,590,140)		3,782,468
NET OTHER ASSETS (LIABILITIES) - 0.0%		(133)
NET ASSETS - 100%		$ 3,782,335
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 94,044	$ 25,722	$ 2,032	$ 189,963
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	116,630	26,659	176	207,167
Fidelity Blue Chip Growth Fund	113,623	100,893	26,748	563	195,548
Fidelity Capital & Income Fund	42,166	35,757	6,499	1,341	72,761
Fidelity Equity-Income Fund	174,916	148,094	27,241	3,130	298,560
Fidelity Government Income Fund	139,572	132,831	19,904	1,545	254,155
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	182,984	26,660	108	343,606
Fidelity Large Cap Stock Fund	131,270	107,833	28,878	1,064	221,929
Fidelity Series 100 Index Fund	113,368	95,096	20,403	3,028	192,704
Fidelity Series Broad Market Opportunities Fund	201,073	163,463	38,395	1,247	344,846
Fidelity Series Small Cap Opportunities Fund	17,439	16,080	3,614	6	29,515
Fidelity Short-Term Bond Fund	187,589	182,821	27,087	1,120	344,643
Fidelity Strategic Income Fund	42,132	37,605	5,843	1,101	73,269
Fidelity Strategic Real Return Fund	139,573	134,852	19,904	2,246	253,430
Fidelity Total Bond Fund	419,449	398,976	59,665	8,637	760,372
Total	$ 2,148,549	$ 1,947,959	$ 363,222	$ 27,344	$ 3,782,468
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,590,140) - See accompanying schedule	$ 3,782,468

Liabilities
Distribution and service plan fees payable	133

Net Assets	$ 3,782,335
Net Assets consist of:
Paid in capital	$ 3,718,564
Undistributed net investment income	908
Accumulated undistributed net realized gain (loss) on investments	(129,465)
Net unrealized appreciation (depreciation) on investments	192,328
Net Assets	$ 3,782,335

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,329 ÷ 4,591.54 shares)	$ 56.70

Maximum offering price per share (100/94.25 of $56.70)	$ 60.16
Class T: Net Asset Value and redemption price per share ($117,836 ÷ 2,078.12 shares)	$ 56.70

Maximum offering price per share (100/96.50 of $56.70)	$ 58.76

Class C: Net Asset Value and offering price per share ($31,749 ÷ 560.65 shares)A	$ 56.63

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($3,343,856 ÷ 58,969.71 shares)	$ 56.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,565 ÷ 503.76 shares)	$ 56.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 27,344

Expenses
Distribution and service plan fees	$ 790
Independent trustees' compensation	5
Total expenses before reductions	795
Expense reductions	(5)	790
Net investment income (loss)		26,554
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,678)
Capital gain distributions from underlying funds	47,250
Total net realized gain (loss)		44,572
Change in net unrealized appreciation (depreciation) on underlying funds		51,861
Net gain (loss)		96,433
Net increase (decrease) in net assets resulting from operations		$ 122,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2026 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,554	$ 37,055
Net realized gain (loss)	44,572	58,944
Change in net unrealized appreciation (depreciation)	51,861	132,987
Net increase (decrease) in net assets resulting from operations	122,987	228,986
Distributions to shareholders from net investment income	(26,047)	(36,935)
Distributions to shareholders from net realized gain	(8,328)	(8,863)
Total distributions	(34,375)	(45,798)
Share transactions - net increase (decrease)	1,545,293	186,174
Total increase (decrease) in net assets	1,633,905	369,362

Net Assets
Beginning of period	2,148,430	1,779,068
End of period (including undistributed net investment income of $908 and undistributed net investment income of $401, respectively)	$ 3,782,335	$ 2,148,430

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) E	.457	.906	.793	.750	.743	1.042
Net realized and unrealized gain (loss)	1.982	4.920	.712	4.846	4.098	(5.184)
Total from investment operations	2.439	5.826	1.505	5.596	4.841	(4.142)
Distributions from net investment income	(.408)	(.879)	(.789)	(.796)	(.771)	(1.028)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.549)	(1.106)	(.945)	(.996)	(.881)	(1.648)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Total Return B, C, D	4.45%	11.79%	3.13%	12.52%	11.87%	(8.56)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.63% A	1.73%	1.64%	1.55%	1.68%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 260	$ 304	$ 139	$ 108	$ 45	$ 69
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97	$ 46.76
Income from Investment Operations
Net investment income (loss) E	.387	.781	.668	.630	.638	.944
Net realized and unrealized gain (loss)	1.982	4.911	.713	4.851	4.092	(5.184)
Total from investment operations	2.369	5.692	1.381	5.481	4.730	(4.240)
Distributions from net investment income	(.348)	(.725)	(.675)	(.671)	(.670)	(.930)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.489)	(.952)	(.831)	(.871)	(.780)	(1.550)
Net asset value, end of period	$ 56.70	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Total Return B, C, D	4.32%	11.50%	2.87%	12.26%	11.59%	(8.79)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.38% A	1.48%	1.39%	1.30%	1.44%	2.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 85	$ 298	$ 130	$ 116	$ 55
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95	$ 46.72
Income from Investment Operations
Net investment income (loss) E	.247	.508	.430	.387	.412	.757
Net realized and unrealized gain (loss)	1.985	4.915	.730	4.848	4.087	(5.183)
Total from investment operations	2.232	5.423	1.160	5.235	4.499	(4.426)
Distributions from net investment income	(.221)	(.556)	(.374)	(.435)	(.449)	(.724)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.362)	(.783)	(.530)	(.635)	(.559)	(1.344)
Net asset value, end of period	$ 56.63	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Total Return B, C, D	4.07%	10.93%	2.40%	11.70%	11.01%	(9.25)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.88% A	.97%	.89%	.80%	.94%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 31	$ 9	$ 184	$ 174	$ 183
Portfolio turnover rate F	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2026

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) D	.526	1.040	.913	.878	.856	1.138
Net realized and unrealized gain (loss)	1.984	4.914	.711	4.844	4.091	(5.190)
Total from investment operations	2.510	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(.479)	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.620)	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return B, C	4.58%	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.88% A	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,344	$ 1,702	$ 1,309	$ 1,666	$ 622	$ 357
Portfolio turnover rate E	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97	$ 46.77
Income from Investment Operations
Net investment income (loss) D	.527	1.039	.912	.870	.855	1.136
Net realized and unrealized gain (loss)	1.983	4.915	.712	4.852	4.092	(5.188)
Total from investment operations	2.510	5.954	1.624	5.722	4.947	(4.052)
Distributions from net investment income	(.479)	(1.007)	(.908)	(.912)	(.887)	(1.128)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)	(.620)
Total distributions	(.620)	(1.234)	(1.064)	(1.112)	(.997)	(1.748)
Net asset value, end of period	$ 56.70	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Total Return B, C	4.58%	12.06%	3.39%	12.82%	12.14%	(8.34)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.88% A	1.98%	1.88%	1.80%	1.94%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 27	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate E	25% A	45%	60%	25%	61%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	6.0
Fidelity Blue Chip Growth Fund	5.4	5.5
Fidelity Equity-Income Fund	8.3	8.5
Fidelity Large Cap Stock Fund	6.2	6.4
Fidelity Series 100 Index Fund	5.3	5.5
Fidelity Series Broad Market Opportunities Fund	9.6	9.8
Fidelity Series Small Cap Opportunities Fund	0.8	0.9
	41.4	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.8	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.2	2.1
	4.3	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.2
Fidelity Strategic Real Return Fund	6.4	6.2
Fidelity Total Bond Fund	19.1	18.5
	31.9	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.3	8.0
Fidelity Short-Term Bond Fund	8.3	8.0
	16.6	16.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.4%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.2%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	16.0%

Expected
Domestic Equity Funds	41.5%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,132	$ 514,694
Fidelity Blue Chip Growth Fund (b)	7,786	485,831
Fidelity Equity-Income Fund (b)	13,073	741,354
Fidelity Large Cap Stock Fund (b)	20,775	551,160
Fidelity Series 100 Index Fund (b)	41,393	478,504
Fidelity Series Broad Market Opportunities Fund (b)	59,774	856,554
Fidelity Series Small Cap Opportunities Fund (b)	5,557	73,356
TOTAL DOMESTIC EQUITY FUNDS		3,701,453
International Equity Funds - 5.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,488	518,197
TOTAL EQUITY FUNDS (Cost $3,335,530)		4,219,650
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund (b)	19,441	191,103
Fidelity Strategic Income Fund (b)	17,701	192,414
TOTAL HIGH YIELD FIXED-INCOME FUNDS		383,517

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund (b)	55,527	$ 571,925
Fidelity Strategic Real Return Fund (b)	61,391	570,322
Fidelity Total Bond Fund (b)	162,205	1,712,881
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,855,128
TOTAL FIXED-INCOME FUNDS (Cost $3,254,682)		3,238,645
Short-Term Funds - 16.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	742,479	742,479
Fidelity Short-Term Bond Fund (b)	86,124	740,667
TOTAL SHORT-TERM FUNDS (Cost $1,474,250)		1,483,146
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,064,462)		8,941,441
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$ 8,941,272
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 106,972	$ 117,677	$ 6,600	$ 518,197
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	151,010	109,217	518	514,694
Fidelity Blue Chip Growth Fund	444,607	124,090	108,064	1,909	485,831
Fidelity Capital & Income Fund	173,936	39,260	26,615	4,441	191,103
Fidelity Equity-Income Fund	684,505	142,774	99,498	9,698	741,354
Fidelity Government Income Fund	497,527	133,015	61,870	4,315	571,925
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	180,446	80,362	298	742,479
Fidelity Large Cap Stock Fund	514,724	111,460	117,388	3,138	551,160
Fidelity Series 100 Index Fund	443,617	95,865	79,856	9,316	478,504
Fidelity Series Broad Market Opportunities Fund	787,235	165,151	162,378	3,669	856,554
Fidelity Series Small Cap Opportunities Fund	68,500	20,873	14,843	16	73,356
Fidelity Short-Term Bond Fund	642,734	174,922	80,362	3,028	740,667
Fidelity Strategic Income Fund	173,797	41,881	21,263	3,634	192,414
Fidelity Strategic Real Return Fund	497,534	138,992	61,870	6,402	570,322
Fidelity Total Bond Fund	1,492,003	406,989	185,455	24,602	1,712,881
Total	$ 8,043,553	$ 2,033,700	$ 1,326,718	$ 81,584	$ 8,941,441
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $8,064,462) - See accompanying schedule	$ 8,941,441
Cash	1
Total assets	8,941,442

Liabilities
Distribution and service plan fees payable	170

Net Assets	$ 8,941,272
Net Assets consist of:
Paid in capital	$ 8,333,517
Undistributed net investment income	2,059
Accumulated undistributed net realized gain (loss) on investments	(271,283)
Net unrealized appreciation (depreciation) on investments	876,979
Net Assets	$ 8,941,272

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,407 ÷ 1,432.87 shares)	$ 57.51

Maximum offering price per share (100/94.25 of $57.51)	$ 61.02
Class T: Net Asset Value and redemption price per share ($332,090 ÷ 5,774.38 shares)	$ 57.51

Maximum offering price per share (100/96.50 of $57.51)	$ 59.60

Class C: Net Asset Value and offering price per share ($16,348 ÷ 284.64 shares)A	$ 57.43

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($8,422,991 ÷ 146,469.30 shares)	$ 57.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,436 ÷ 1,520.44 shares)	$ 57.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,584

Expenses
Distribution and service plan fees	$ 1,029
Independent trustees' compensation	16
Total expenses before reductions	1,045
Expense reductions	(16)	1,029
Net investment income (loss)		80,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,023
Capital gain distributions from underlying funds	146,002
Total net realized gain (loss)		167,025
Change in net unrealized appreciation (depreciation) on underlying funds		169,879
Net gain (loss)		336,904
Net increase (decrease) in net assets resulting from operations		$ 417,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,555	$ 124,877
Net realized gain (loss)	167,025	190,275
Change in net unrealized appreciation (depreciation)	169,879	480,221
Net increase (decrease) in net assets resulting from operations	417,459	795,373
Distributions to shareholders from net investment income	(79,989)	(124,207)
Distributions to shareholders from net realized gain	(25,118)	(26,559)
Total distributions	(105,107)	(150,766)
Share transactions - net increase (decrease)	585,501	1,675,414
Total increase (decrease) in net assets	897,853	2,320,021

Net Assets
Beginning of period	8,043,419	5,723,398
End of period (including undistributed net investment income of $2,059 and undistributed net investment income of $1,493, respectively)	$ 8,941,272	$ 8,043,419

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16	$ 46.81
Income from Investment Operations
Net investment income (loss) E	.462	.868	.792	.802	.789	1.000
Net realized and unrealized gain (loss)	2.118	5.348	.666	4.972	4.116	(5.341)
Total from investment operations	2.580	6.216	1.458	5.774	4.905	(4.341)
Distributions from net investment income	(.447)	(.879)	(.794)	(.815)	(.785)	(.979)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.610)	(1.106)	(.948)	(1.024)	(.895)	(1.309)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Total Return B, C, D	4.65%	12.49%	3.02%	12.85%	11.96%	(8.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.62% A	1.64%	1.63%	1.65%	1.78%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82	$ 122	$ 133	$ 133	$ 359	$ 278
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16	$ 46.80
Income from Investment Operations
Net investment income (loss) E	.390	.738	.672	.682	.678	.905
Net realized and unrealized gain (loss)	2.121	5.346	.678	4.975	4.107	(5.340)
Total from investment operations	2.511	6.084	1.350	5.657	4.785	(4.435)
Distributions from net investment income	(.388)	(.767)	(.676)	(.668)	(.675)	(.875)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.551)	(.994)	(.830)	(.877)	(.785)	(1.205)
Net asset value, end of period	$ 57.51	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Total Return B, C, D	4.52%	12.21%	2.79%	12.57%	11.66%	(9.15)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.37% A	1.39%	1.38%	1.40%	1.53%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 332	$ 326	$ 128	$ 130	$ 328	$ 311
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16	$ 46.79
Income from Investment Operations
Net investment income (loss) E	.247	.471	.427	.438	.454	.711
Net realized and unrealized gain (loss)	2.119	5.346	.662	4.974	4.117	(5.333)
Total from investment operations	2.366	5.817	1.089	5.412	4.571	(4.622)
Distributions from net investment income	(.263)	(.540)	(.435)	(.453)	(.431)	(.678)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.426)	(.767)	(.589)	(.662)	(.541)	(1.008)
Net asset value, end of period	$ 57.43	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Total Return B, C, D	4.26%	11.65%	2.24%	12.01%	11.13%	(9.60)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.87% A	.89%	.88%	.90%	1.02%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 18	$ 33	$ 49	$ 51	$ 86
Portfolio turnover rate F	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2028

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) D	.532	1.003	.914	.925	.900	1.087
Net realized and unrealized gain (loss)	2.129	5.340	.680	4.965	4.115	(5.330)
Total from investment operations	2.661	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(.528)	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.691)	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return B, C	4.80%	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,423	$ 7,494	$ 5,405	$ 5,783	$ 5,383	$ 5,641
Portfolio turnover rate E	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17	$ 46.82
Income from Investment Operations
Net investment income (loss) D	.532	1.011	.916	.923	.899	1.097
Net realized and unrealized gain (loss)	2.129	5.332	.678	4.967	4.116	(5.340)
Total from investment operations	2.661	6.343	1.594	5.890	5.015	(4.243)
Distributions from net investment income	(.528)	(1.016)	(.920)	(.941)	(.895)	(1.077)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)	(.330)
Total distributions	(.691)	(1.243)	(1.074)	(1.150)	(1.005)	(1.407)
Net asset value, end of period	$ 57.51	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Total Return B, C	4.80%	12.76%	3.30%	13.12%	12.24%	(8.69)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.87% A	1.89%	1.88%	1.90%	2.03%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 83	$ 24	$ 27	$ 36	$ 56
Portfolio turnover rate E	31% A	34%	46%	17%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.1
Fidelity Blue Chip Growth Fund	5.6	5.7
Fidelity Equity-Income Fund	8.6	8.8
Fidelity Large Cap Stock Fund	6.4	6.6
Fidelity Series 100 Index Fund	5.5	5.7
Fidelity Series Broad Market Opportunities Fund	9.9	10.1
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	42.9	43.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.6	7.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.6	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.0
Fidelity Strategic Real Return Fund	6.1	6.0
Fidelity Total Bond Fund	18.5	17.9
	30.8	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.3
Fidelity Short-Term Bond Fund	7.6	7.3
	15.1	14.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.9%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	43.9%
International Equity Funds	7.0%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.6%

Expected
Domestic Equity Funds	43.3%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.3%
Short-Term Funds	15.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.5%
	Shares	Value
Domestic Equity Funds - 42.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	37,689	$ 771,873
Fidelity Blue Chip Growth Fund (b)	11,663	727,761
Fidelity Equity-Income Fund (b)	19,580	1,110,375
Fidelity Large Cap Stock Fund (b)	31,131	825,906
Fidelity Series 100 Index Fund (b)	62,020	716,953
Fidelity Series Broad Market Opportunities Fund (b)	89,488	1,282,367
Fidelity Series Small Cap Opportunities Fund (b)	8,334	110,012
TOTAL DOMESTIC EQUITY FUNDS		5,545,247
International Equity Funds - 6.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,093	848,827
TOTAL EQUITY FUNDS (Cost $5,687,764)		6,394,074
Fixed-Income Funds - 35.4%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (b)	30,391	298,740
Fidelity Strategic Income Fund (b)	27,669	300,764
TOTAL HIGH YIELD FIXED-INCOME FUNDS		599,504

	Shares	Value
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund (b)	77,261	$ 795,790
Fidelity Strategic Real Return Fund (b)	85,431	793,652
Fidelity Total Bond Fund (b)	225,824	2,384,697
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,974,139
TOTAL FIXED-INCOME FUNDS (Cost $4,580,354)		4,573,643
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	976,865	976,865
Fidelity Short-Term Bond Fund (b)	113,926	979,765
TOTAL SHORT-TERM FUNDS (Cost $1,949,875)		1,956,630
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,217,993)		12,924,347
NET OTHER ASSETS (LIABILITIES) - 0.0%		(254)
NET ASSETS - 100%		$ 12,924,093
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 508,241	$ 85,647	$ 8,472	$ 848,827
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	511,361	76,247	632	771,873
Fidelity Blue Chip Growth Fund	336,749	443,403	77,694	1,817	727,761
Fidelity Capital & Income Fund	137,015	172,558	15,351	4,883	298,740
Fidelity Equity-Income Fund	518,628	648,931	62,162	10,517	1,110,375
Fidelity Government Income Fund	351,965	478,311	38,991	4,398	795,790
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	595,491	48,018	275	976,865
Fidelity Large Cap Stock Fund	389,387	485,775	84,973	3,698	825,906
Fidelity Series 100 Index Fund	335,996	419,790	50,078	10,722	716,953
Fidelity Series Broad Market Opportunities Fund	596,337	738,453	109,553	4,481	1,282,367
Fidelity Series Small Cap Opportunities Fund	52,021	70,244	11,051	21	110,012
Fidelity Short-Term Bond Fund	429,610	594,973	48,018	2,879	979,765
Fidelity Strategic Income Fund	136,911	181,707	14,982	4,023	300,764
Fidelity Strategic Real Return Fund	351,986	483,598	38,991	6,293	793,652
Fidelity Total Bond Fund	1,057,723	1,438,980	116,987	24,274	2,384,697
Total	$ 5,900,281	$ 7,771,816	$ 878,743	$ 87,385	$ 12,924,347
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $12,217,993) - See accompanying schedule		$ 12,924,347
Cash		1
Receivable for investments sold		32,109
Receivable for fund shares sold		1,000
Other receivables		55
Total assets		12,957,512

Liabilities
Payable for fund shares redeemed	$ 33,107
Distribution and service plan fees payable	312
Total liabilities		33,419

Net Assets		$ 12,924,093
Net Assets consist of:
Paid in capital		$ 12,162,806
Undistributed net investment income		2,860
Accumulated undistributed net realized gain (loss) on investments		52,073
Net unrealized appreciation (depreciation) on investments		706,354
Net Assets		$ 12,924,093

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,687 ÷ 3,748.5 shares)		$ 57.54

Maximum offering price per share (100/94.25 of $57.54)		$ 61.05
Class T: Net Asset Value and redemption price per share ($16,428 ÷ 285.0 shares)		$ 57.64

Maximum offering price per share (100/96.50 of $57.64)		$ 59.73

Class C: Net Asset Value and offering price per share ($309,166 ÷ 5,388.4 shares)A		$ 57.38

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($12,295,858 ÷ 213,695.4 shares)		$ 57.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,954 ÷ 1,511.1 shares)		$ 57.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 87,385

Expenses
Distribution and service plan fees	$ 1,830
Independent trustees' compensation	15
Total expenses before reductions	1,845
Expense reductions	(15)	1,830
Net investment income (loss)		85,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,297)
Capital gain distributions from underlying funds	158,677
Total net realized gain (loss)		148,380
Change in net unrealized appreciation (depreciation) on underlying funds		141,288
Net gain (loss)		289,668
Net increase (decrease) in net assets resulting from operations		$ 375,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,555	$ 80,370
Net realized gain (loss)	148,380	155,323
Change in net unrealized appreciation (depreciation)	141,288	299,880
Net increase (decrease) in net assets resulting from operations	375,223	535,573
Distributions to shareholders from net investment income	(83,678)	(80,007)
Distributions to shareholders from net realized gain	(29,274)	(17,604)
Total distributions	(112,952)	(97,611)
Share transactions - net increase (decrease)	6,761,830	1,469,395
Total increase (decrease) in net assets	7,024,101	1,907,357

Net Assets
Beginning of period	5,899,992	3,992,635
End of period (including undistributed net investment income of $2,860 and undistributed net investment income of $983, respectively)	$ 12,924,093	$ 5,899,992

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) E	.485	.886	.815	.791	.718	.978
Net realized and unrealized gain (loss)	2.174	5.568	.598	5.066	4.180	(5.404)
Total from investment operations	2.659	6.454	1.413	5.857	4.898	(4.426)
Distributions from net investment income	(.414)	(.896)	(.796)	(.801)	(.713)	(1.004)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.569)	(1.124)	(.943)	(.977)	(.818)	(1.494)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Total Return B, C, D	4.80%	13.06%	2.94%	13.15%	12.08%	(9.22)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.71% A	1.67%	1.68%	1.63%	1.63%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216	$ 145	$ 86	$ 72	$ 66	$ 55
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) E	.414	.745	.715	.655	.603	.881
Net realized and unrealized gain (loss)	2.171	5.590	.598	5.076	4.182	(5.402)
Total from investment operations	2.585	6.335	1.313	5.731	4.785	(4.521)
Distributions from net investment income	(.340)	(.757)	(.636)	(.665)	(.590)	(.909)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.495)	(.985)	(.783)	(.841)	(.695)	(1.399)
Net asset value, end of period	$ 57.64	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Total Return B, C, D	4.65%	12.78%	2.72%	12.85%	11.79%	(9.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.51% H	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.51% H	.46%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.51% H	.46%	.50%	.50%	.50%
Net investment income (loss)	1.46% A	1.41%	1.48%	1.38%	1.37%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16	$ 15	$ 13	$ 15	$ 45	$ 71
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67	$ 46.58
Income from Investment Operations
Net investment income (loss) E	.271	.486	.451	.428	.385	.693
Net realized and unrealized gain (loss)	2.162	5.561	.604	5.060	4.185	(5.400)
Total from investment operations	2.433	6.047	1.055	5.488	4.570	(4.707)
Distributions from net investment income	(.228)	(.559)	(.448)	(.452)	(.385)	(.713)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.383)	(.787)	(.595)	(.628)	(.490)	(1.203)
Net asset value, end of period	$ 57.38	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Total Return B, C, D	4.39%	12.21%	2.19%	12.30%	11.26%	(9.91)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.96% A	.92%	.93%	.88%	.88%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 309	$ 315	$ 312	$ 270	$ 186	$ 178
Portfolio turnover rate F	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2030

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) D	.555	1.015	.935	.917	.821	1.101
Net realized and unrealized gain (loss)	2.172	5.567	.608	5.062	4.178	(5.429)
Total from investment operations	2.727	6.582	1.543	5.979	4.999	(4.328)
Distributions from net investment income	(.482)	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.637)	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Total Return B, C	4.92%	13.33%	3.22%	13.43%	12.34%	(8.99)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,296	$ 5,367	$ 3,558	$ 3,962	$ 1,628	$ 303
Portfolio turnover rate E	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69	$ 46.61
Income from Investment Operations
Net investment income (loss) D	.555	1.020	.936	.911	.825	1.074
Net realized and unrealized gain (loss)	2.172	5.562	.607	5.058	4.184	(5.402)
Total from investment operations	2.727	6.582	1.543	5.969	5.009	(4.328)
Distributions from net investment income	(.482)	(1.024)	(.916)	(.923)	(.824)	(1.102)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)	(.490)
Total distributions	(.637)	(1.252)	(1.063)	(1.099)	(.929)	(1.592)
Net asset value, end of period	$ 57.54	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Total Return B, C	4.92%	13.33%	3.22%	13.41%	12.36%	(8.99)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	1.92%	1.93%	1.88%	1.88%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 57	$ 24	$ 27	$ 36	$ 55
Portfolio turnover rate E	19% A	32%	50%	24%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.3
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Equity-Income Fund	8.8	9.0
Fidelity Large Cap Stock Fund	6.5	6.8
Fidelity Series 100 Index Fund	5.7	5.8
Fidelity Series Broad Market Opportunities Fund	10.2	10.3
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.0	45.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.3	7.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity Strategic Income Fund	2.5	2.4
	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.1	5.8
Fidelity Strategic Real Return Fund	6.0	5.8
Fidelity Total Bond Fund	18.0	17.4
	30.1	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.6
Fidelity Short-Term Bond Fund	6.9	6.7
	13.7	13.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	13.7%

Six months ago
Domestic Equity Funds	45.0%
International Equity Funds	7.8%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.3%

Expected
Domestic Equity Funds	44.5%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.5%
Short-Term Funds	13.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	20,765	$ 425,262
Fidelity Blue Chip Growth Fund (b)	6,427	401,055
Fidelity Equity-Income Fund (b)	10,795	612,173
Fidelity Large Cap Stock Fund (b)	17,149	454,975
Fidelity Series 100 Index Fund (b)	34,175	395,059
Fidelity Series Broad Market Opportunities Fund (b)	49,325	706,830
Fidelity Series Small Cap Opportunities Fund (b)	4,637	61,205
TOTAL DOMESTIC EQUITY FUNDS		3,056,559
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,240	508,662
TOTAL EQUITY FUNDS (Cost $2,996,850)		3,565,221
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (b)	17,345	170,504
Fidelity Strategic Income Fund (b)	15,792	171,662
TOTAL HIGH YIELD FIXED-INCOME FUNDS		342,166

	Shares	Value
Investment Grade Fixed-Income Funds - 30.1%
Fidelity Government Income Fund (b)	40,586	$ 418,032
Fidelity Strategic Real Return Fund (b)	44,877	416,904
Fidelity Total Bond Fund (b)	118,429	1,250,611
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,085,547
TOTAL FIXED-INCOME FUNDS (Cost $2,463,212)		2,427,713
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	475,247	475,247
Fidelity Short-Term Bond Fund (b)	55,427	476,669
TOTAL SHORT-TERM FUNDS (Cost $949,235)		951,916
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,409,297)		6,944,850
NET OTHER ASSETS (LIABILITIES) - 0.0%		(172)
NET ASSETS - 100%		$ 6,944,678
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 188,148	$ 68,517	$ 5,993	$ 508,662
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	190,442	55,095	397	425,262
Fidelity Blue Chip Growth Fund	278,414	161,242	56,168	1,324	401,055
Fidelity Capital & Income Fund	117,258	61,216	11,309	3,416	170,504
Fidelity Equity-Income Fund	428,523	218,748	42,686	7,052	612,173
Fidelity Government Income Fund	275,478	166,430	26,238	2,760	418,032
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	187,400	30,147	166	475,247
Fidelity Large Cap Stock Fund	321,858	165,355	59,913	2,406	454,975
Fidelity Series 100 Index Fund	277,791	142,477	36,720	6,883	395,059
Fidelity Series Broad Market Opportunities Fund	492,658	249,198	79,259	2,810	706,830
Fidelity Series Small Cap Opportunities Fund	42,934	26,179	7,010	13	61,205
Fidelity Short-Term Bond Fund	318,164	186,822	30,217	1,712	476,669
Fidelity Strategic Income Fund	117,167	67,206	10,984	2,799	171,662
Fidelity Strategic Real Return Fund	275,483	170,118	26,238	4,072	416,904
Fidelity Total Bond Fund	826,974	501,354	78,724	15,524	1,250,611
Total	$ 4,761,751	$ 2,682,335	$ 619,225	$ 57,327	$ 6,944,850
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,409,297) - See accompanying schedule	$ 6,944,850

Liabilities
Distribution and service plan fees payable	172

Net Assets	$ 6,944,678
Net Assets consist of:
Paid in capital	$ 6,427,617
Undistributed net investment income	1,593
Accumulated undistributed net realized gain (loss) on investments	(20,085)
Net unrealized appreciation (depreciation) on investments	535,553
Net Assets	$ 6,944,678

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($465,794 ÷ 8,550.255 shares)	$ 54.48

Maximum offering price per share (100/94.25 of $54.48)	$ 57.80
Class T: Net Asset Value and redemption price per share ($34,934 ÷ 640.786 shares)	$ 54.52

Maximum offering price per share (100/96.50 of $54.52)	$ 56.50

Class C: Net Asset Value and offering price per share ($71,929 ÷ 1,321.980 shares)A	$ 54.41

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($6,352,243 ÷ 116,568.509 shares)	$ 54.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,778 ÷ 362.934 shares)	$ 54.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 57,327

Expenses
Distribution and service plan fees	$ 883
Independent trustees' compensation	11
Total expenses before reductions	894
Expense reductions	(11)	883
Net investment income (loss)		56,444
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,953)
Capital gain distributions from underlying funds	106,077
Total net realized gain (loss)		104,124
Change in net unrealized appreciation (depreciation) on underlying funds		121,942
Net gain (loss)		226,066
Net increase (decrease) in net assets resulting from operations		$ 282,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,444	$ 82,284
Net realized gain (loss)	104,124	150,587
Change in net unrealized appreciation (depreciation)	121,942	298,362
Net increase (decrease) in net assets resulting from operations	282,510	531,233
Distributions to shareholders from net investment income	(55,615)	(81,963)
Distributions to shareholders from net realized gain	(75,104)	(32,634)
Total distributions	(130,719)	(114,597)
Share transactions - net increase (decrease)	2,031,252	1,045,148
Total increase (decrease) in net assets	2,183,043	1,461,784

Net Assets
Beginning of period	4,761,635	3,299,851
End of period (including undistributed net investment income of $1,593 and undistributed net investment income of $764, respectively)	$ 6,944,678	$ 4,761,635

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21	$ 46.52
Income from Investment Operations
Net investment income (loss) E	.458	.906	.717	.796	.727	.930
Net realized and unrealized gain (loss)	2.129	5.480	.618	5.086	4.154	(5.570)
Total from investment operations	2.587	6.386	1.335	5.882	4.881	(4.640)
Distributions from net investment income	(.434)	(.852)	(.770)	(.812)	(.796)	(.960)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.147)	(1.256)	(2.495)	(1.002)	(.901)	(1.670)
Net asset value, end of period	$ 54.48	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Total Return B, C, D	4.93%	13.55%	2.85%	13.38%	12.19%	(9.66)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.37%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70% A	1.80%	1.51%	1.66%	1.67%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 229	$ 217	$ 214	$ 200	$ 183
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22	$ 46.52
Income from Investment Operations
Net investment income (loss) E	.391	.781	.599	.676	.620	.821
Net realized and unrealized gain (loss)	2.131	5.484	.599	5.107	4.147	(5.548)
Total from investment operations	2.522	6.265	1.198	5.783	4.767	(4.727)
Distributions from net investment income	(.369)	(.721)	(.633)	(.693)	(.682)	(.863)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.082)	(1.125)	(2.358)	(.883)	(.787)	(1.573)
Net asset value, end of period	$ 54.52	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Total Return B, C, D	4.80%	13.27%	2.55%	13.14%	11.90%	(9.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.62%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45% A	1.55%	1.26%	1.41%	1.43%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 27	$ 24	$ 27	$ 35	$ 54
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23	$ 46.51
Income from Investment Operations
Net investment income (loss) E	.256	.529	.358	.434	.403	.624
Net realized and unrealized gain (loss)	2.131	5.469	.615	5.102	4.143	(5.532)
Total from investment operations	2.387	5.998	.973	5.536	4.546	(4.908)
Distributions from net investment income	(.254)	(.534)	(.438)	(.446)	(.451)	(.662)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(.967)	(.938)	(2.163)	(.636)	(.556)	(1.372)
Net asset value, end of period	$ 54.41	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Total Return B, C, D	4.54%	12.68%	2.07%	12.55%	11.33%	(10.32)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.12%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.95% A	1.05%	.76%	.91%	.93%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72	$ 69	$ 52	$ 22	$ 29	$ 46
Portfolio turnover rate F	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2032

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) D	.525	1.033	.836	.918	.832	1.014
Net realized and unrealized gain (loss)	2.124	5.479	.618	5.095	4.147	(5.557)
Total from investment operations	2.649	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.496)	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.209)	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 54.49	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return B, C	5.04%	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.12%	.00% F	.00% F	.00% F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,352	$ 4,418	$ 2,991	$ 1,297	$ 1,391	$ 1,285
Portfolio turnover rate E	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22	$ 46.53
Income from Investment Operations
Net investment income (loss) D	.526	1.032	.835	.904	.834	1.009
Net realized and unrealized gain (loss)	2.123	5.480	.619	5.109	4.145	(5.552)
Total from investment operations	2.649	6.512	1.454	6.013	4.979	(4.543)
Distributions from net investment income	(.496)	(.978)	(.889)	(.933)	(.904)	(1.057)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)	(.710)
Total distributions	(1.209)	(1.382)	(2.614)	(1.123)	(1.009)	(1.767)
Net asset value, end of period	$ 54.49	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Total Return B, C	5.04%	13.83%	3.10%	13.68%	12.44%	(9.43)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.12%	.00% F	.00% F	.00% F
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.76%	1.91%	1.92%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20	$ 19	$ 17	$ 19	$ 61	$ 55
Portfolio turnover rate E	21% A	30%	37%	45%	95%	82%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.4
Fidelity Blue Chip Growth Fund	5.9	6.0
Fidelity Equity-Income Fund	9.0	9.2
Fidelity Large Cap Stock Fund	6.7	6.9
Fidelity Series 100 Index Fund	5.8	5.9
Fidelity Series Broad Market Opportunities Fund	10.4	10.5
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.9	45.8
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.1	8.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.6
Fidelity Strategic Income Fund	2.6	2.5
	5.2	5.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.8	5.6
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	17.3	16.8
	28.8	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.2
Fidelity Short-Term Bond Fund	6.5	6.3
	13.0	12.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.8%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	8.6%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.0%
Short-Term Funds	12.5%

Expected
Domestic Equity Funds	45.4%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	13.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	19,775	$ 404,993
Fidelity Blue Chip Growth Fund (b)	6,129	382,430
Fidelity Equity-Income Fund (b)	10,279	582,930
Fidelity Large Cap Stock Fund (b)	16,336	433,391
Fidelity Series 100 Index Fund (b)	32,596	376,806
Fidelity Series Broad Market Opportunities Fund (b)	46,983	673,261
Fidelity Series Small Cap Opportunities Fund (b)	4,380	57,817
TOTAL DOMESTIC EQUITY FUNDS		2,911,628
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	13,642	524,112
TOTAL EQUITY FUNDS (Cost $2,862,277)		3,435,740
Fixed-Income Funds - 34.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	17,005	167,159
Fidelity Strategic Income Fund (b)	15,482	168,285
TOTAL HIGH YIELD FIXED-INCOME FUNDS		335,444

	Shares	Value
Investment Grade Fixed-Income Funds - 28.8%
Fidelity Government Income Fund (b)	36,361	$ 374,521
Fidelity Strategic Real Return Fund (b)	40,204	373,498
Fidelity Total Bond Fund (b)	106,289	1,122,414
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,870,433
TOTAL FIXED-INCOME FUNDS (Cost $2,179,307)		2,205,877
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	420,262	420,262
Fidelity Short-Term Bond Fund (b)	49,012	421,504
TOTAL SHORT-TERM FUNDS (Cost $836,678)		841,766
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,878,262)		6,483,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		(109)
NET ASSETS - 100%		$ 6,483,274
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 209,585	$ 57,308	$ 5,465	$ 524,112
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	190,651	43,219	341	404,993
Fidelity Blue Chip Growth Fund	249,635	162,784	43,548	1,092	382,430
Fidelity Capital & Income Fund	108,224	65,046	8,670	2,969	167,159
Fidelity Equity-Income Fund	384,259	227,217	31,589	5,844	582,930
Fidelity Government Income Fund	234,485	156,968	18,900	2,224	374,521
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	179,500	20,273	129	420,262
Fidelity Large Cap Stock Fund	288,297	170,970	46,648	2,026	433,391
Fidelity Series 100 Index Fund	249,076	147,585	26,621	5,836	376,806
Fidelity Series Broad Market Opportunities Fund	441,539	258,630	60,699	2,411	673,261
Fidelity Series Small Cap Opportunities Fund	38,625	25,981	5,991	11	57,817
Fidelity Short-Term Bond Fund	261,172	180,194	21,287	1,334	421,504
Fidelity Strategic Income Fund	108,142	70,504	8,623	2,441	168,285
Fidelity Strategic Real Return Fund	234,491	159,485	18,899	3,167	373,498
Fidelity Total Bond Fund	703,473	474,485	56,719	12,400	1,122,414
Total	$ 4,190,840	$ 2,679,585	$ 468,994	$ 47,690	$ 6,483,383
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $5,878,262) - See accompanying schedule		$ 6,483,383
Cash		1
Receivable for fund shares sold		95
Total assets		6,483,479

Liabilities
Payable for investments purchased	$ 93
Distribution and service plan fees payable	112
Total liabilities		205

Net Assets		$ 6,483,274
Net Assets consist of:
Paid in capital		$ 5,864,501
Undistributed net investment income		1,457
Accumulated undistributed net realized gain (loss) on investments		12,195
Net unrealized appreciation (depreciation) on investments		605,121
Net Assets		$ 6,483,274

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($120,535 ÷ 2,098.6 shares)		$ 57.44

Maximum offering price per share (100/94.25 of $57.44)		$ 60.94
Class T: Net Asset Value and redemption price per share ($92,279 ÷ 1,606.5 shares)		$ 57.44

Maximum offering price per share (100/96.50 of $57.44)		$ 59.52

Class C: Net Asset Value and offering price per share ($55,862 ÷ 973.9 shares)A		$ 57.36

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($6,007,627 ÷ 104,639.1 shares)		$ 57.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,971 ÷ 3,604.6 shares)		$ 57.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 47,690

Expenses
Distribution and service plan fees	$ 563
Independent trustees' compensation	9
Total expenses before reductions	572
Expense reductions	(9)	563
Net investment income (loss)		47,127
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(652)
Capital gain distributions from underlying funds	88,634
Total net realized gain (loss)		87,982
Change in net unrealized appreciation (depreciation) on underlying funds		82,601
Net gain (loss)		170,583
Net increase (decrease) in net assets resulting from operations		$ 217,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,127	$ 56,289
Net realized gain (loss)	87,982	94,056
Change in net unrealized appreciation (depreciation)	82,601	236,800
Net increase (decrease) in net assets resulting from operations	217,710	387,145
Distributions to shareholders from net investment income	(46,386)	(55,933)
Distributions to shareholders from net realized gain	(34,674)	(10,194)
Total distributions	(81,060)	(66,127)
Share transactions - net increase (decrease)	2,155,860	1,540,337
Total increase (decrease) in net assets	2,292,510	1,861,355

Net Assets
Beginning of period	4,190,764	2,329,409
End of period (including undistributed net investment income of $1,457 and undistributed net investment income of $716, respectively)	$ 6,483,274	$ 4,190,764

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.483	.840	.782	.799	.753	.923
Net realized and unrealized gain (loss)	2.315	6.014	.504	5.233	4.174	(5.753)
Total from investment operations	2.798	6.854	1.286	6.032	4.927	(4.830)
Distributions from net investment income	(.442)	(.903)	(.775)	(.772)	(.758)	(.890)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.798)	(1.114)	(.916)	(.972)	(.947)	(1.280)
Net asset value, end of period	$ 57.44	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Total Return B, C, D	5.05%	13.98%	2.71%	13.69%	12.29%	(10.20)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.70% A	1.60%	1.63%	1.66%	1.73%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 121	$ 20	$ 18	$ 20	$ 27	$ 63
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.414	.719	.662	.681	.645	.828
Net realized and unrealized gain (loss)	2.305	6.008	.490	5.247	4.175	(5.757)
Total from investment operations	2.719	6.727	1.152	5.928	4.820	(4.929)
Distributions from net investment income	(.363)	(.776)	(.651)	(.658)	(.651)	(.791)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.719)	(.987)	(.792)	(.858)	(.840)	(1.181)
Net asset value, end of period	$ 57.44	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Total Return B, C, D	4.90%	13.71%	2.42%	13.45%	12.01%	(10.44)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.46% A	1.35%	1.38%	1.42%	1.48%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 92	$ 88	$ 23	$ 27	$ 35	$ 54
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.271	.448	.424	.439	.426	.631
Net realized and unrealized gain (loss)	2.309	6.020	.490	5.239	4.185	(5.740)
Total from investment operations	2.580	6.468	.914	5.678	4.611	(5.109)
Distributions from net investment income	(.254)	(.567)	(.443)	(.408)	(.422)	(.591)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.610)	(.778)	(.584)	(.608)	(.611)	(.981)
Net asset value, end of period	$ 57.36	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Total Return B, C, D	4.65%	13.15%	1.92%	12.85%	11.47%	(10.88)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.95% A	.86%	.89%	.91%	.98%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 49	$ 43	$ 20	$ 27	$ 41
Portfolio turnover rate F	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2034

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.555	.975	.903	.921	.862	.988
Net realized and unrealized gain (loss)	2.304	6.009	.505	5.227	4.183	(5.729)
Total from investment operations	2.859	6.984	1.408	6.148	5.045	(4.741)
Distributions from net investment income	(.503)	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.859)	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 57.41	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return B, C	5.16%	14.27%	2.97%	13.97%	12.59%	(9.98)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.96% A	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,008	$ 3,894	$ 2,123	$ 2,066	$ 1,672	$ 1,628
Portfolio turnover rate E	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28	$ 46.41
Income from Investment Operations
Net investment income (loss) D	.556	.972	.904	.922	.860	1.002
Net realized and unrealized gain (loss)	2.303	6.022	.504	5.226	4.185	(5.753)
Total from investment operations	2.859	6.994	1.408	6.148	5.045	(4.751)
Distributions from net investment income	(.503)	(1.033)	(.907)	(.898)	(.876)	(.989)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)	(.390)
Total distributions	(.859)	(1.244)	(1.048)	(1.098)	(1.065)	(1.379)
Net asset value, end of period	$ 57.42	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Total Return B, C	5.16%	14.29%	2.97%	13.97%	12.59%	(10.00)%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A, F	.00% F	.00% F	.00% F	.00% F	.01%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.96% A	1.85%	1.89%	1.92%	1.98%	2.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 207	$ 139	$ 122	$ 107	$ 94	$ 108
Portfolio turnover rate E	19% A	35%	34%	39%	22%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.6
Fidelity Blue Chip Growth Fund	6.0	6.1
Fidelity Equity-Income Fund	9.1	9.3
Fidelity Large Cap Stock Fund	6.8	7.0
Fidelity Series 100 Index Fund	5.9	6.0
Fidelity Series Broad Market Opportunities Fund	10.6	10.7
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.7	46.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.9	9.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.4	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.5
Fidelity Strategic Real Return Fund	5.7	5.5
Fidelity Total Bond Fund	17.0	16.6
	28.4	27.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.5
Fidelity Short-Term Bond Fund	5.8	5.5
	11.6	11.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.7%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	9.4%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	46.2%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	20,187	$ 413,421
Fidelity Blue Chip Growth Fund (b)	6,257	390,409
Fidelity Equity-Income Fund (b)	10,498	595,328
Fidelity Large Cap Stock Fund (b)	16,682	442,561
Fidelity Series 100 Index Fund (b)	33,263	384,517
Fidelity Series Broad Market Opportunities Fund (b)	47,971	687,422
Fidelity Series Small Cap Opportunities Fund (b)	4,494	59,322
TOTAL DOMESTIC EQUITY FUNDS		2,972,980
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,997	576,176
TOTAL EQUITY FUNDS (Cost $3,099,886)		3,549,156
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (b)	17,885	175,814
Fidelity Strategic Income Fund (b)	16,287	177,036
TOTAL HIGH YIELD FIXED-INCOME FUNDS		352,850

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund (b)	35,954	$ 370,323
Fidelity Strategic Real Return Fund (b)	39,752	369,294
Fidelity Total Bond Fund (b)	105,095	1,109,798
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,849,415
TOTAL FIXED-INCOME FUNDS (Cost $2,247,296)		2,202,265
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	376,455	376,455
Fidelity Short-Term Bond Fund (b)	43,907	377,603
TOTAL SHORT-TERM FUNDS (Cost $752,679)		754,058
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,099,861)		6,505,479
NET OTHER ASSETS (LIABILITIES) - 0.0%		(484)
NET ASSETS - 100%		$ 6,504,995
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 205,615	$ 75,313	$ 6,198	$ 576,176
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	177,730	52,455	356	413,421
Fidelity Blue Chip Growth Fund	277,506	151,220	52,859	1,192	390,409
Fidelity Capital & Income Fund	123,843	64,324	15,244	3,332	175,814
Fidelity Equity-Income Fund	426,985	217,922	53,140	6,259	595,328
Fidelity Government Income Fund	252,711	147,009	31,444	2,335	370,323
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	156,369	31,920	123	376,455
Fidelity Large Cap Stock Fund	320,703	155,678	56,744	2,134	442,561
Fidelity Series 100 Index Fund	276,886	139,438	39,696	6,234	384,517
Fidelity Series Broad Market Opportunities Fund	490,982	234,856	75,343	2,520	687,422
Fidelity Series Small Cap Opportunities Fund	42,688	24,393	6,745	12	59,322
Fidelity Short-Term Bond Fund	252,142	156,014	31,920	1,263	377,603
Fidelity Strategic Income Fund	123,745	70,382	15,244	2,733	177,036
Fidelity Strategic Real Return Fund	252,708	149,899	31,443	3,307	369,294
Fidelity Total Bond Fund	760,002	443,331	94,358	13,122	1,109,798
Total	$ 4,582,173	$ 2,494,180	$ 663,868	$ 51,120	$ 6,505,479
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,099,861) - See accompanying schedule	$ 6,505,479

Liabilities
Distribution and service plan fees payable	484

Net Assets	$ 6,504,995
Net Assets consist of:
Paid in capital	$ 6,145,075
Undistributed net investment income	1,379
Accumulated undistributed net realized gain (loss) on investments	(47,077)
Net unrealized appreciation (depreciation) on investments	405,618
Net Assets	$ 6,504,995

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($131,203.63 ÷ 2,288.429 shares)	$ 57.33

Maximum offering price per share (100/94.25 of $57.33)	$ 60.83
Class T: Net Asset Value and redemption price per share ($365,139.93 ÷ 6,372.209 shares)	$ 57.30

Maximum offering price per share (100/96.50 of $57.30)	$ 59.38

Class C: Net Asset Value and offering price per share ($358,063.68 ÷ 6,263.633 shares)A	$ 57.17

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($5,649,858.43 ÷ 98,545.489 shares)	$ 57.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($729.14 ÷ 12.715 shares)	$ 57.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,120

Expenses
Distribution and service plan fees	$ 2,707
Independent trustees' compensation	9
Total expenses before reductions	2,716
Expense reductions	(9)	2,707
Net investment income (loss)		48,413
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,614)
Capital gain distributions from underlying funds	94,646
Total net realized gain (loss)		90,032
Change in net unrealized appreciation (depreciation) on underlying funds		97,613
Net gain (loss)		187,645
Net increase (decrease) in net assets resulting from operations		$ 236,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,413	$ 71,025
Net realized gain (loss)	90,032	89,547
Change in net unrealized appreciation (depreciation)	97,613	345,367
Net increase (decrease) in net assets resulting from operations	236,058	505,939
Distributions to shareholders from net investment income	(47,793)	(70,625)
Distributions to shareholders from net realized gain	(17,586)	(12,770)
Total distributions	(65,379)	(83,395)
Share transactions - net increase (decrease)	1,752,567	1,316,059
Total increase (decrease) in net assets	1,923,246	1,738,603

Net Assets
Beginning of period	4,581,749	2,843,146
End of period (including undistributed net investment income of $1,379 and undistributed net investment income of $759, respectively)	$ 6,504,995	$ 4,581,749

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) E	.482	.939	.760	.811	.748	.937
Net realized and unrealized gain (loss)	2.355	6.075	.441	5.306	4.178	(6.127)
Total from investment operations	2.837	7.014	1.201	6.117	4.926	(5.190)
Distributions from net investment income	(.449)	(.913)	(.784)	(.771)	(.752)	(.940)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.627)	(1.094)	(.921)	(.927)	(.896)	(1.510)
Net asset value, end of period	$ 57.33	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Total Return B, C, D	5.15%	14.45%	2.56%	14.05%	12.46%	(10.72)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.70% A	1.80%	1.60%	1.70%	1.74%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 25	$ 27	$ 31	$ 40	$ 54
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.411	.809	.641	.693	.639	.844
Net realized and unrealized gain (loss)	2.351	6.077	.448	5.287	4.183	(6.122)
Total from investment operations	2.762	6.886	1.089	5.980	4.822	(5.278)
Distributions from net investment income	(.374)	(.785)	(.672)	(.654)	(.648)	(.852)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.552)	(.966)	(.809)	(.810)	(.792)	(1.422)
Net asset value, end of period	$ 57.30	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Total Return B, C, D	5.01%	14.18%	2.32%	13.73%	12.19%	(10.93)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.45% A	1.55%	1.35%	1.45%	1.49%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 365	$ 295	$ 278	$ 288	$ 265	$ 265
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71	$ 46.39
Income from Investment Operations
Net investment income (loss) E	.270	.553	.404	.454	.424	.655
Net realized and unrealized gain (loss)	2.354	6.061	.445	5.293	4.179	(6.114)
Total from investment operations	2.624	6.614	.849	5.747	4.603	(5.459)
Distributions from net investment income	(.256)	(.593)	(.452)	(.451)	(.429)	(.651)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.434)	(.774)	(.589)	(.607)	(.573)	(1.221)
Net asset value, end of period	$ 57.17	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Total Return B, C, D	4.77%	13.60%	1.80%	13.17%	11.61%	(11.38)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.96% A	1.06%	.85%	.95%	.99%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358	$ 357	$ 174	$ 216	$ 119	$ 116
Portfolio turnover rate F	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2036

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.553	1.073	.880	.939	.854	1.034
Net realized and unrealized gain (loss)	2.354	6.070	.445	5.291	4.183	(6.126)
Total from investment operations	2.907	7.143	1.325	6.230	5.037	(5.092)
Distributions from net investment income	(.509)	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.687)	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 57.33	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Total Return B, C	5.28%	14.74%	2.82%	14.32%	12.75%	(10.48)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.96% A	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,650	$ 3,904	$ 2,363	$ 2,433	$ 598	$ 632
Portfolio turnover rate E	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70	$ 46.40
Income from Investment Operations
Net investment income (loss) D	.537	1.108	.873	.929	.851	1.031
Net realized and unrealized gain (loss)	2.360	6.065	.452	5.291	4.186	(6.123)
Total from investment operations	2.897	7.173	1.325	6.220	5.037	(5.092)
Distributions from net investment income	(.509)	(1.042)	(.908)	(.894)	(.863)	(1.038)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)	(.570)
Total distributions	(.687)	(1.223)	(1.045)	(1.050)	(1.007)	(1.608)
Net asset value, end of period	$ 57.34	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Total Return B, C	5.26%	14.80%	2.82%	14.30%	12.75%	(10.48)%
Ratios to Average Net Assets E,G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.95% A	2.05%	1.85%	1.95%	1.99%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 28	$ 103	$ 67
Portfolio turnover rate E	25% A	25%	62%	19%	26%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.5	6.7
Fidelity Blue Chip Growth Fund	6.1	6.2
Fidelity Equity-Income Fund	9.3	9.5
Fidelity Large Cap Stock Fund	6.9	7.1
Fidelity Series 100 Index Fund	6.0	6.2
Fidelity Series Broad Market Opportunities Fund	10.8	10.9
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.5	47.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.7	10.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.9	2.8
	5.7	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.3
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.6	16.1
	27.7	26.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.2	4.9
Fidelity Short-Term Bond Fund	5.2	4.9
	10.4	9.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.5%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	47.5%
International Equity Funds	10.2%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.8%
Short-Term Funds	9.8%

Expected
Domestic Equity Funds	46.8%
International Equity Funds	9.8%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	10.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,952	$ 285,731
Fidelity Blue Chip Growth Fund (b)	4,327	270,024
Fidelity Equity-Income Fund (b)	7,260	411,738
Fidelity Large Cap Stock Fund (b)	11,522	305,673
Fidelity Series 100 Index Fund (b)	22,999	265,866
Fidelity Series Broad Market Opportunities Fund (b)	33,191	475,623
Fidelity Series Small Cap Opportunities Fund (b)	3,120	41,182
TOTAL DOMESTIC EQUITY FUNDS		2,055,837
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	11,123	427,342
TOTAL EQUITY FUNDS (Cost $2,078,103)		2,483,179
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.7%
Fidelity Capital & Income Fund (b)	12,769	125,517
Fidelity Strategic Income Fund (b)	11,635	126,472
TOTAL HIGH YIELD FIXED-INCOME FUNDS		251,989

	Shares	Value
Investment Grade Fixed-Income Funds - 27.7%
Fidelity Government Income Fund (b)	23,836	$ 245,514
Fidelity Strategic Real Return Fund (b)	26,351	244,803
Fidelity Total Bond Fund (b)	69,540	734,337
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,224,654
TOTAL FIXED-INCOME FUNDS (Cost $1,446,041)		1,476,643
Short-Term Funds - 10.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	229,749	229,749
Fidelity Short-Term Bond Fund (b)	26,800	230,480
TOTAL SHORT-TERM FUNDS (Cost $457,233)		460,229
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,981,377)		4,420,051
NET OTHER ASSETS (LIABILITIES) - 0.0%		(168)
NET ASSETS - 100%		$ 4,419,883
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 298,666	$ 116,307	$ 5,055	$ 427,342
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	221,061	77,273	272	285,731
Fidelity Blue Chip Growth Fund	142,546	191,233	74,126	758	270,024
Fidelity Capital & Income Fund	65,481	84,098	26,276	2,342	125,517
Fidelity Equity-Income Fund	219,578	278,767	88,552	4,513	411,738
Fidelity Government Income Fund	123,795	170,027	49,718	1,552	245,514
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	163,198	46,744	73	229,749
Fidelity Large Cap Stock Fund	164,807	210,248	84,322	1,625	305,673
Fidelity Series 100 Index Fund	142,227	181,680	62,724	4,666	265,866
Fidelity Series Broad Market Opportunities Fund	252,326	319,631	119,674	1,931	475,623
Fidelity Series Small Cap Opportunities Fund	22,000	30,304	10,847	9	41,182
Fidelity Short-Term Bond Fund	113,354	163,153	46,804	767	230,480
Fidelity Strategic Income Fund	65,430	88,317	25,934	1,927	126,472
Fidelity Strategic Real Return Fund	123,798	172,100	49,718	2,243	244,803
Fidelity Total Bond Fund	372,304	509,544	149,065	8,553	734,337
Total	$ 2,311,797	$ 3,082,027	$ 1,028,084	$ 36,286	$ 4,420,051
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $3,981,377) - See accompanying schedule		$ 4,420,051
Receivable for fund shares sold		1,000
Total assets		4,421,051

Liabilities
Payable for investments purchased	$ 1,000
Distribution and service plan fees payable	168
Total liabilities		1,168

Net Assets		$ 4,419,883
Net Assets consist of:
Paid in capital		$ 3,964,984
Undistributed net investment income		999
Accumulated undistributed net realized gain (loss) on investments		15,226
Net unrealized appreciation (depreciation) on investments		438,674
Net Assets		$ 4,419,883

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($134,877 ÷ 2,438.09 shares)		$ 55.32

Maximum offering price per share (100/94.25 of $55.32)		$ 58.69
Class T: Net Asset Value and redemption price per share ($118,090 ÷ 2,134.68 shares)		$ 55.32

Maximum offering price per share (100/96.50 of $55.32)		$ 57.33

Class C: Net Asset Value and offering price per share ($105,155 ÷ 1,906.01 shares)A		$ 55.17

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($4,030,823 ÷ 72,853.29 shares)		$ 55.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,938 ÷ 559.21 shares)		$ 55.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 36,286

Expenses
Distribution and service plan fees	$ 1,004
Independent trustees' compensation	6
Total expenses before reductions	1,010
Expense reductions	(6)	1,004
Net investment income (loss)		35,282
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,573)
Capital gain distributions from underlying funds	67,308
Total net realized gain (loss)		52,735
Change in net unrealized appreciation (depreciation) on underlying funds		68,882
Net gain (loss)		121,617
Net increase (decrease) in net assets resulting from operations		$ 156,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,282	$ 46,047
Net realized gain (loss)	52,735	119,857
Change in net unrealized appreciation (depreciation)	68,882	155,950
Net increase (decrease) in net assets resulting from operations	156,899	321,854
Distributions to shareholders from net investment income	(34,646)	(45,956)
Distributions to shareholders from net realized gain	(79,768)	(9,447)
Total distributions	(114,414)	(55,403)
Share transactions - net increase (decrease)	2,065,751	(46,535)
Total increase (decrease) in net assets	2,108,236	219,916

Net Assets
Beginning of period	2,311,647	2,091,731
End of period (including undistributed net investment income of $999 and undistributed net investment income of $363, respectively)	$ 4,419,883	$ 2,311,647

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95	$ 45.26
Income from Investment Operations
Net investment income (loss) E	.501	.953	.739	.858	.744	.856
Net realized and unrealized gain (loss)	2.314	6.186	.384	5.317	4.191	(6.093)
Total from investment operations	2.815	7.139	1.123	6.175	4.935	(5.237)
Distributions from net investment income	(.422)	(.909)	(.769)	(.802)	(.710)	(.873)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.935)	(1.109)	(.903)	(.995)	(.875)	(1.073)
Net asset value, end of period	$ 55.32	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Total Return B, C, D	5.27%	14.95%	2.44%	14.43%	12.72%	(11.24)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.82% A	1.85%	1.59%	1.82%	1.76%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135	$ 121	$ 76	$ 34	$ 32	$ 115
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) E	.433	.820	.624	.736	.636	.791
Net realized and unrealized gain (loss)	2.309	6.201	.367	5.326	4.191	(6.111)
Total from investment operations	2.742	7.021	.991	6.062	4.827	(5.320)
Distributions from net investment income	(.349)	(.781)	(.647)	(.689)	(.612)	(.780)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.862)	(.981)	(.781)	(.882)	(.777)	(.980)
Net asset value, end of period	$ 55.32	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Total Return B, C, D	5.13%	14.69%	2.15%	14.15%	12.43%	(11.45)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.57% A	1.59%	1.34%	1.57%	1.50%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118	$ 135	$ 105	$ 127	$ 37	$ 57
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95	$ 45.24
Income from Investment Operations
Net investment income (loss) E	.294	.561	.390	.505	.424	.611
Net realized and unrealized gain (loss)	2.304	6.186	.379	5.319	4.192	(6.107)
Total from investment operations	2.598	6.747	.769	5.824	4.616	(5.496)
Distributions from net investment income	(.245)	(.587)	(.435)	(.441)	(.421)	(.594)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(1.758)	(.787)	(.569)	(.634)	(.586)	(.794)
Net asset value, end of period	$ 55.17	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Total Return B, C, D	4.87%	14.10%	1.67%	13.59%	11.87%	(11.89)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.07% A	1.09%	.84%	1.08%	1.01%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 84	$ 74	$ 72	$ 91	$ 57
Portfolio turnover rate F	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2038

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.27
Income from Investment Operations
Net investment income (loss) D	.569	1.076	.857	.969	.849	.965
Net realized and unrealized gain (loss)	2.314	6.200	.377	5.332	4.187	(6.112)
Total from investment operations	2.883	7.276	1.234	6.301	5.036	(5.147)
Distributions from net investment income	(.490)	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(2.003)	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 55.33	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return B, C	5.40%	15.26%	2.68%	14.74%	12.99%	(11.02)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07% A	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,031	$ 1,942	$ 1,811	$ 1,345	$ 2,051	$ 1,165
Portfolio turnover rate E	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96	$ 45.26
Income from Investment Operations
Net investment income (loss) D	.569	1.078	.857	.973	.848	.974
Net realized and unrealized gain (loss)	2.304	6.198	.377	5.328	4.188	(6.111)
Total from investment operations	2.873	7.276	1.234	6.301	5.036	(5.137)
Distributions from net investment income	(.490)	(1.036)	(.880)	(.918)	(.831)	(.963)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)	(.200)
Total distributions	(2.003)	(1.236)	(1.014)	(1.111)	(.996)	(1.163)
Net asset value, end of period	$ 55.32	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Total Return B, C	5.38%	15.26%	2.68%	14.74%	12.99%	(11.00)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07% A	2.10%	1.84%	2.07%	2.01%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31	$ 29	$ 25	$ 29	$ 38	$ 58
Portfolio turnover rate E	59% A	49%	57%	19%	23%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.8
Fidelity Blue Chip Growth Fund	6.3	6.3
Fidelity Equity-Income Fund	9.5	9.7
Fidelity Large Cap Stock Fund	7.1	7.3
Fidelity Series 100 Index Fund	6.2	6.3
Fidelity Series Broad Market Opportunities Fund	11.0	11.2
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	47.7	48.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.6	11.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	3.0	3.0
	6.0	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.3
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.3	15.8
	27.2	26.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.2	3.9
Fidelity Short-Term Bond Fund	4.3	3.9
	8.5	7.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	8.5%

Six months ago
Domestic Equity Funds	48.6%
International Equity Funds	11.2%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.8%

Expected
Domestic Equity Funds	48.0%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	9.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.3%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,418	$ 438,635
Fidelity Blue Chip Growth Fund (b)	6,624	413,316
Fidelity Equity-Income Fund (b)	11,128	631,065
Fidelity Large Cap Stock Fund (b)	17,676	468,956
Fidelity Series 100 Index Fund (b)	35,230	407,260
Fidelity Series Broad Market Opportunities Fund (b)	50,858	728,796
Fidelity Series Small Cap Opportunities Fund (b)	4,773	63,007
TOTAL DOMESTIC EQUITY FUNDS		3,151,035
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	18,258	701,472
TOTAL EQUITY FUNDS (Cost $3,405,987)		3,852,507
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 6.0%
Fidelity Capital & Income Fund (b)	20,100	197,583
Fidelity Strategic Income Fund (b)	18,298	198,897
TOTAL HIGH YIELD FIXED-INCOME FUNDS		396,480

	Shares	Value
Investment Grade Fixed-Income Funds - 27.2%
Fidelity Government Income Fund (b)	35,033	$ 360,840
Fidelity Strategic Real Return Fund (b)	38,739	359,884
Fidelity Total Bond Fund (b)	102,096	1,078,132
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,798,856
TOTAL FIXED-INCOME FUNDS (Cost $2,221,204)		2,195,336
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	277,995	277,995
Fidelity Short-Term Bond Fund (b)	32,711	281,316
TOTAL SHORT-TERM FUNDS (Cost $558,268)		559,311
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,185,459)		6,607,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,361
NET ASSETS - 100%		$ 6,609,515
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 335,044	$ 110,020	$ 6,990	$ 701,472
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	238,758	66,443	357	438,635
Fidelity Blue Chip Growth Fund	259,016	207,062	66,544	1,160	413,316
Fidelity Capital & Income Fund	122,327	93,347	20,939	3,382	197,583
Fidelity Equity-Income Fund	398,541	297,958	68,421	6,084	631,065
Fidelity Government Income Fund	216,334	179,995	37,344	2,071	360,840
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	146,055	28,516	81	277,995
Fidelity Large Cap Stock Fund	299,339	220,777	72,570	2,095	468,956
Fidelity Series 100 Index Fund	258,437	191,358	49,452	6,071	407,260
Fidelity Series Broad Market Opportunities Fund	458,271	335,062	99,776	2,527	728,796
Fidelity Series Small Cap Opportunities Fund	39,848	33,117	8,977	12	63,007
Fidelity Short-Term Bond Fund	160,540	148,393	28,515	839	281,316
Fidelity Strategic Income Fund	122,231	99,613	20,939	2,782	198,897
Fidelity Strategic Real Return Fund	216,334	182,289	37,343	2,929	359,884
Fidelity Total Bond Fund	650,627	537,935	111,930	11,554	1,078,132
Total	$ 4,101,279	$ 3,246,763	$ 827,729	$ 48,934	$ 6,607,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $6,185,459) - See accompanying schedule		$ 6,607,154
Receivable for investments sold		2,375
Receivable for fund shares sold		61,176
Total assets		6,670,705

Liabilities
Payable for investments purchased	$ 57,043
Payable for fund shares redeemed	4,000
Distribution and service plan fees payable	147
Total liabilities		61,190

Net Assets		$ 6,609,515
Net Assets consist of:
Paid in capital		$ 6,158,977
Undistributed net investment income		1,440
Accumulated undistributed net realized gain (loss) on investments		27,403
Net unrealized appreciation (depreciation) on investments		421,695
Net Assets		$ 6,609,515

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,462 ÷ 1,440.883 shares)		$ 56.54

Maximum offering price per share (100/94.25 of $56.54)		$ 59.99

Class T: Net Asset Value and redemption price per share ($12,653 ÷ 223.459 shares)		$ 56.62

Maximum offering price per share (100/96.50 of $56.62)		$ 58.67

Class C: Net Asset Value and offering price per share ($162,209 ÷ 2,879.806 shares)A		$ 56.33

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($6,350,751 ÷ 112,414.385 shares)		$ 56.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,440 ÷ 43.187 shares)		$ 56.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 48,934

Expenses
Distribution and service plan fees	$ 839
Independent trustees' compensation	9
Total expenses before reductions	848
Expense reductions	(9)	839
Net investment income (loss)		48,095
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,883
Capital gain distributions from underlying funds	92,810
Total net realized gain (loss)		94,693
Change in net unrealized appreciation (depreciation) on underlying funds		84,955
Net gain (loss)		179,648
Net increase (decrease) in net assets resulting from operations		$ 227,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,095	$ 61,641
Net realized gain (loss)	94,693	103,462
Change in net unrealized appreciation (depreciation)	84,955	281,207
Net increase (decrease) in net assets resulting from operations	227,743	446,310
Distributions to shareholders from net investment income	(47,376)	(61,371)
Distributions to shareholders from net realized gain	(72,509)	(14,161)
Total distributions	(119,885)	(75,532)
Share transactions - net increase (decrease)	2,400,509	1,101,109
Total increase (decrease) in net assets	2,508,367	1,471,887

Net Assets
Beginning of period	4,101,148	2,629,261
End of period (including undistributed net investment income of $1,440 and undistributed net investment income of $721, respectively)	$ 6,609,515	$ 4,101,148

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) E	.480	.927	.762	.789	.722	.933
Net realized and unrealized gain (loss)	2.472	6.538	.331	5.608	4.298	(6.238)
Total from investment operations	2.952	7.465	1.093	6.397	5.020	(5.305)
Distributions from net investment income	(.440)	(.933)	(.771)	(.805)	(.710)	(.885)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.322)	(1.185)	(.903)	(.997)	(.810)	(1.095)
Net asset value, end of period	$ 56.54	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Total Return B, C, D	5.44%	15.58%	2.36%	14.94%	12.97%	(11.41)%
Ratios to Average Net Assets F, G
Expenses before reductions	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Expenses net of all reductions	.24% A, H	.24% H	.25%	.25%	.25%	.25%
Net investment income (loss)	1.79% A	1.79%	1.64%	1.67%	1.70%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 10	$ 7	$ 96	$ 34	$ 57
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84	$ 45.23
Income from Investment Operations
Net investment income (loss) E	.428	.781	.649	.672	.616	.836
Net realized and unrealized gain (loss)	2.447	6.563	.312	5.604	4.301	(6.227)
Total from investment operations	2.875	7.344	.961	6.276	4.917	(5.391)
Distributions from net investment income	(.373)	(.702)	(.649)	(.704)	(.607)	(.789)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.255)	(.954)	(.781)	(.896)	(.707)	(.999)
Net asset value, end of period	$ 56.62	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Total Return B, C, D	5.28%	15.30%	2.08%	14.64%	12.69%	(11.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.53% A	1.53%	1.39%	1.42%	1.45%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13	$ 10	$ 51	$ 131	$ 111	$ 102
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84	$ 45.22
Income from Investment Operations
Net investment income (loss) E	.287	.532	.415	.435	.402	.664
Net realized and unrealized gain (loss)	2.442	6.524	.310	5.609	4.305	(6.229)
Total from investment operations	2.729	7.056	.725	6.044	4.707	(5.565)
Distributions from net investment income	(.267)	(.604)	(.463)	(.482)	(.397)	(.605)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.149)	(.856)	(.595)	(.674)	(.497)	(.815)
Net asset value, end of period	$ 56.33	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Total Return B, C, D	5.04%	14.71%	1.57%	14.08%	12.13%	(12.06)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.03% A	1.03%	.89%	.93%	.95%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162	$ 154	$ 107	$ 79	$ 99	$ 57
Portfolio turnover rate F	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2040

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.567	1.051	.885	.910	.833	1.015
Net realized and unrealized gain (loss)	2.447	6.531	.317	5.602	4.297	(6.231)
Total from investment operations	3.014	7.582	1.202	6.512	5.130	(5.216)
Distributions from net investment income	(.512)	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.394)	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 56.49	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Total Return B, C	5.56%	15.86%	2.60%	15.21%	13.26%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03% A	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,351	$ 3,925	$ 2,462	$ 1,797	$ 1,262	$ 384
Portfolio turnover rate E	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83	$ 45.23
Income from Investment Operations
Net investment income (loss) D	.564	1.040	.865	.906	.828	1.022
Net realized and unrealized gain (loss)	2.450	6.552	.327	5.616	4.302	(6.238)
Total from investment operations	3.014	7.592	1.192	6.522	5.130	(5.216)
Distributions from net investment income	(.512)	(1.050)	(.900)	(.940)	(.820)	(.974)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)	(.210)
Total distributions	(1.394)	(1.302)	(1.032)	(1.132)	(.920)	(1.184)
Net asset value, end of period	$ 56.50	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Total Return B, C	5.56%	15.88%	2.58%	15.24%	13.26%	(11.19)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.03% A	2.03%	1.89%	1.93%	1.96%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2	$ 2	$ 2	$ 48	$ 62	$ 57
Portfolio turnover rate E	34% A	30%	63%	75%	129%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	7.0
Fidelity Blue Chip Growth Fund	6.4	6.5
Fidelity Equity-Income Fund	9.8	10.0
Fidelity Large Cap Stock Fund	7.3	7.5
Fidelity Series 100 Index Fund	6.4	6.5
Fidelity Series Broad Market Opportunities Fund	11.3	11.5
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
	49.0	50.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.7	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.2	3.2
Fidelity Strategic Income Fund	3.2	3.2
	6.4	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.2
Fidelity Strategic Real Return Fund	5.4	5.2
Fidelity Total Bond Fund	16.2	15.7
	27.0	26.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.9	2.6
Fidelity Short-Term Bond Fund	3.0	2.6
	5.9	5.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	49.0%
International EquityFunds	11.7%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	50.0%
International EquityFunds	12.3%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	26.1%
Short-Term Funds	5.2%

Expected
Domestic Equity Funds	49.1%
International EquityFunds	11.7%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	6.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of July 31, 2013. The period end allocation is based on the fund's holdings as of January 31, 2014. The expected allocation represents the fund's anticipated allocation at July 31, 2014.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	85,529	$ 1,751,637
Fidelity Blue Chip Growth Fund (b)	26,499	1,653,530
Fidelity Equity-Income Fund (b)	44,462	2,521,438
Fidelity Large Cap Stock Fund (b)	70,656	1,874,508
Fidelity Series 100 Index Fund (b)	140,991	1,629,856
Fidelity Series Broad Market Opportunities Fund (b)	203,184	2,911,627
Fidelity Series Small Cap Opportunities Fund (b)	18,945	250,067
TOTAL DOMESTIC EQUITY FUNDS		12,592,663
International Equity Funds - 11.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	77,889	2,992,495
TOTAL EQUITY FUNDS (Cost $13,656,249)		15,585,158
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 6.4%
Fidelity Capital & Income Fund (b)	82,960	815,501
Fidelity Strategic Income Fund (b)	75,526	820,963
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,636,464

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	135,002	$ 1,390,525
Fidelity Strategic Real Return Fund (b)	149,271	1,386,725
Fidelity Total Bond Fund (b)	393,669	4,157,145
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,934,395
TOTAL FIXED-INCOME FUNDS (Cost $8,567,758)		8,570,859
Short-Term Funds - 5.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	763,008	763,008
Fidelity Short-Term Bond Fund (b)	88,997	765,370
TOTAL SHORT-TERM FUNDS (Cost $1,524,545)		1,528,378
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,748,552)		25,684,395
NET OTHER ASSETS (LIABILITIES) - 0.0%		(247)
NET ASSETS - 100%		$ 25,684,148
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 1,441,763	$ 249,754	$ 29,506	$ 2,992,495
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	957,252	146,981	1,387	1,751,637
Fidelity Blue Chip Growth Fund	923,125	828,623	150,694	4,339	1,653,530
Fidelity Capital & Income Fund	450,899	393,881	40,309	13,357	815,501
Fidelity Equity-Income Fund	1,419,415	1,220,891	127,650	23,358	2,521,438
Fidelity Government Income Fund	742,543	707,975	67,170	7,650	1,390,525
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	425,729	35,763	205	763,008
Fidelity Large Cap Stock Fund	1,067,175	890,627	161,653	8,306	1,874,508
Fidelity Series 100 Index Fund	921,057	769,456	84,970	23,413	1,629,856
Fidelity Series Broad Market Opportunities Fund	1,632,066	1,350,495	200,758	9,804	2,911,627
Fidelity Series Small Cap Opportunities Fund	142,355	132,757	21,397	46	250,067
Fidelity Short-Term Bond Fund	373,234	425,554	35,763	2,133	765,370
Fidelity Strategic Income Fund	450,550	418,956	40,308	10,994	820,963
Fidelity Strategic Real Return Fund	742,556	716,655	67,169	10,805	1,386,725
Fidelity Total Bond Fund	2,230,384	2,122,379	201,516	42,505	4,157,145
Total	$ 14,212,893	$ 12,802,993	$ 1,631,855	$ 187,808	$ 25,684,395
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value (cost $23,748,552) - See accompanying schedule		$ 25,684,395
Receivable for fund shares sold		104,775
Total assets		25,789,170

Liabilities
Payable for investments purchased	$ 104,634
Distribution and service plan fees payable	388
Total liabilities		105,022

Net Assets		$ 25,684,148
Net Assets consist of:
Paid in capital		$ 23,588,165
Undistributed net investment income		5,409
Accumulated undistributed net realized gain (loss) on investments		154,731
Net unrealized appreciation (depreciation) on investments		1,935,843
Net Assets		$ 25,684,148

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($399,923 ÷ 7,072.7 shares)		$ 56.54

Maximum offering price per share (100/94.25 of $56.54)		$ 59.99
Class T: Net Asset Value and redemption price per share ($422,951 ÷ 7,479.3 shares)		$ 56.55

Maximum offering price per share (100/96.50 of $56.55)		$ 58.60

Class C: Net Asset Value and offering price per share ($155,400 ÷ 2,753.9 shares)A		$ 56.43

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($24,616,437 ÷ 435,264.8 shares)		$ 56.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($89,437 ÷ 1,581.5 shares)		$ 56.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended January 31, 2014 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 187,808

Expenses
Distribution and service plan fees	$ 1,866
Independent trustees' compensation	32
Total expenses before reductions	1,898
Expense reductions	(32)	1,866
Net investment income (loss)		185,942
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,757)
Capital gain distributions from underlying funds	357,033
Total net realized gain (loss)		345,276
Change in net unrealized appreciation (depreciation) on underlying funds		312,118
Net gain (loss)		657,394
Net increase (decrease) in net assets resulting from operations		$ 843,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 185,942	$ 218,472
Net realized gain (loss)	345,276	390,240
Change in net unrealized appreciation (depreciation)	312,118	1,032,865
Net increase (decrease) in net assets resulting from operations	843,336	1,641,577
Distributions to shareholders from net investment income	(182,934)	(217,103)
Distributions to shareholders from net realized gain	(405,210)	(34,182)
Total distributions	(588,144)	(251,285)
Share transactions - net increase (decrease)	11,216,216	5,481,063
Total increase (decrease) in net assets	11,471,408	6,871,355

Net Assets
Beginning of period	14,212,740	7,341,385
End of period (including undistributed net investment income of $5,409 and undistributed net investment income of $2,401, respectively)	$ 25,684,148	$ 14,212,740

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) E	.515	.977	.782	.757	.747	.819
Net realized and unrealized gain (loss)	2.535	6.833	.281	5.719	4.285	(6.123)
Total from investment operations	3.050	7.810	1.063	6.476	5.032	(5.304)
Distributions from net investment income	(.468)	(.973)	(.791)	(.801)	(.717)	(.866)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.830)	(1.150)	(.923)	(.996)	(.822)	(1.066)
Net asset value, end of period	$ 56.54	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Total Return B, C, D	5.59%	16.28%	2.30%	15.12%	13.00%	(11.40)%
Ratios to Average Net Assets F, G
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.84% A	1.86%	1.66%	1.61%	1.77%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400	$ 70	$ 20	$ 23	$ 29	$ 88
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.446	.836	.660	.637	.642	.739
Net realized and unrealized gain (loss)	2.545	6.839	.287	5.727	4.281	(6.128)
Total from investment operations	2.991	7.675	.947	6.364	4.923	(5.389)
Distributions from net investment income	(.409)	(.838)	(.675)	(.679)	(.608)	(.771)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.771)	(1.015)	(.807)	(.874)	(.713)	(.971)
Net asset value, end of period	$ 56.55	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Total Return B, C, D	5.49%	15.98%	2.05%	14.85%	12.71%	(11.62)%
Ratios to Average Net Assets F, G
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.59% A	1.61%	1.42%	1.35%	1.52%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 423	$ 153	$ 132	$ 29	$ 37	$ 57
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84	$ 45.19
Income from Investment Operations
Net investment income (loss) E	.303	.582	.427	.402	.430	.560
Net realized and unrealized gain (loss)	2.541	6.821	.290	5.719	4.275	(6.123)
Total from investment operations	2.844	7.403	.717	6.121	4.705	(5.563)
Distributions from net investment income	(.262)	(.656)	(.465)	(.456)	(.390)	(.587)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.624)	(.833)	(.597)	(.651)	(.495)	(.787)
Net asset value, end of period	$ 56.43	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Total Return B, C, D	5.22%	15.40%	1.55%	14.26%	12.12%	(12.05)%
Ratios to Average Net Assets F, G
Expenses before reductions	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.01% A, H	.99% H	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.09% A	1.12%	.91%	.85%	1.02%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155	$ 97	$ 24	$ 28	$ 37	$ 56
Portfolio turnover rate F	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Ratios for small asset classes differ from contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Replacement 2042

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) D	.587	1.099	.897	.880	.857	.900
Net realized and unrealized gain (loss)	2.544	6.837	.284	5.719	4.279	(6.114)
Total from investment operations	3.131	7.936	1.181	6.599	5.136	(5.214)
Distributions from net investment income	(.529)	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.891)	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 56.56	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Total Return B, C	5.75%	16.57%	2.56%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.09% A	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,616	$ 13,862	$ 7,139	$ 5,524	$ 3,395	$ 1,395
Portfolio turnover rate E	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83	$ 45.20
Income from Investment Operations
Net investment income (loss) D	.588	1.095	.896	.874	.855	.918
Net realized and unrealized gain (loss)	2.543	6.841	.275	5.725	4.281	(6.132)
Total from investment operations	3.131	7.936	1.171	6.599	5.136	(5.214)
Distributions from net investment income	(.529)	(1.089)	(.909)	(.924)	(.831)	(.956)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)	(.200)
Total distributions	(1.891)	(1.266)	(1.041)	(1.119)	(.936)	(1.156)
Net asset value, end of period	$ 56.55	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Total Return B, C	5.75%	16.57%	2.54%	15.42%	13.27%	(11.18)%
Ratios to Average Net Assets E, G
Expenses before reductions F	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.09% A	2.11%	1.91%	1.86%	2.02%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89	$ 30	$ 26	$ 29	$ 38	$ 57
Portfolio turnover rate E	18% A	34%	40%	15%	20%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, except for Fidelity Income Replacement 2016 Fund. Fidelity Income Replacement 2016 Fund offers Income Replacement shares. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Effective after the close of business on January 31, 2012, Fidelity Income Replacement 2016 Fund's Class A, Class T, Class C and Institutional Class shares were closed to new accounts and additional purchases, except for reinvestments.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 5,317,503	$ 325,129	$ -	$ 325,129
Fidelity Income Replacement 2018 Fund	6,451,244	295,054	(63,544)	231,510
Fidelity Income Replacement 2020 Fund	6,828,958	600,832	(56,989)	543,843
Fidelity Income Replacement 2022 Fund	7,289,145	391,803	(79,145)	312,658
Fidelity Income Replacement 2024 Fund	5,620,525	288,738	(51,392)	237,346
Fidelity Income Replacement 2026 Fund	3,602,078	213,877	(33,487)	180,390
Fidelity Income Replacement 2028 Fund	8,113,489	897,411	(69,459)	827,952
Fidelity Income Replacement 2030 Fund	12,240,199	778,973	(94,825)	684,148
Fidelity Income Replacement 2032 Fund	6,414,719	594,776	(64,645)	530,131
Fidelity Income Replacement 2034 Fund	5,916,386	619,394	(52,397)	566,997
Fidelity Income Replacement 2036 Fund	6,113,217	470,447	(78,185)	392,262
Fidelity Income Replacement 2038 Fund	3,995,195	441,490	(16,634)	424,856
Fidelity Income Replacement 2040 Fund	6,204,428	467,147	(64,421)	402,726
Fidelity Income Replacement 2042 Fund	23,795,979	2,116,209	(227,793)	1,888,416

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total capital loss carryforward
Fidelity Income Replacement 2016 Fund	$ -	$ (107,587)	$ (107,587)
Fidelity Income Replacement 2018 Fund	(391,941)	(37,212)	(429,153)
Fidelity Income Replacement 2022 Fund	(431,402)	(74,118)	(505,520)
Fidelity Income Replacement 2024 Fund	-	(118)	(118)
Fidelity Income Replacement 2026 Fund	(155,084)	-	(155,084)
Fidelity Income Replacement 2028 Fund	(152,928)	(210,425)	(363,353)
Fidelity Income Replacement 2030 Fund	(54,186)	-	(54,186)
Fidelity Income Replacement 2032 Fund	(103,033)	-	(103,033)
Fidelity Income Replacement 2034 Fund	-	(2,756)	(2,756)
Fidelity Income Replacement 2036 Fund	(106,154)	(2,877)	(109,031)
Fidelity Income Replacement 2040 Fund	(16,857)	(16,690)	(33,547)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679 and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,044,304	1,769,597
Fidelity Income Replacement 2018 Fund	2,485,369	1,599,513
Fidelity Income Replacement 2020 Fund	2,277,268	1,025,481
Fidelity Income Replacement 2022 Fund	3,121,628	525,175
Fidelity Income Replacement 2024 Fund	3,335,266	397,722
Fidelity Income Replacement 2026 Fund	1,947,959	363,222
Fidelity Income Replacement 2028 Fund	2,033,700	1,326,718
Fidelity Income Replacement 2030 Fund	7,771,816	878,743
Fidelity Income Replacement 2032 Fund	2,682,335	619,225
Fidelity Income Replacement 2034 Fund	2,679,585	468,994
Fidelity Income Replacement 2036 Fund	2,494,180	663,868
Fidelity Income Replacement 2038 Fund	3,082,027	1,028,084
Fidelity Income Replacement 2040 Fund	3,246,763	827,729
Fidelity Income Replacement 2042 Fund	12,802,993	1,631,855

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 371	$ -
Class T	.25%	.25%	330	-
Class C	.75%	.25%	2,731	1
			$ 3,432	$ 1
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 1,008	$ -
Class T	.25%	.25%	938	-
Class C	.75%	.25%	2,297	558
			$ 4,243	$ 558
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 932	$ 198
Class T	.25%	.25%	242	2
Class C	.75%	.25%	1,828	272
			$ 3,002	$ 472
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 515	$ -
Class T	.25%	.25%	2	2
Class C	.75%	.25%	273	119
			$ 790	$ 121
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 566	$ 285
Class T	.25%	.25%	478	112
Class C	.75%	.25%	571	20
			$ 1,615	$ 417

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2026 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 364	$ -
Class T	.25%	.25%	270	14
Class C	.75%	.25%	156	156
			$ 790	$ 170
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 113	$ -
Class T	.25%	.25%	828	-
Class C	.75%	.25%	88	-
			$ 1,029	$ -
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 234	$ -
Class T	.25%	.25%	40	18
Class C	.75%	.25%	1,556	133
			$ 1,830	$ 151
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 456	$ 2
Class T	.25%	.25%	74	68
Class C	.75%	.25%	353	160
			$ 883	$ 230
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 72	$ 23
Class T	.25%	.25%	226	66
Class C	.75%	.25%	265	101
			$ 563	$ 190
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 100	$ 31
Class T	.25%	.25%	810	8
Class C	.75%	.25%	1,797	889
			$ 2,707	$ 928
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 161	$ 6
Class T	.25%	.25%	334	14
Class C	.75%	.25%	509	78
			$ 1,004	$ 98
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 14	$ 10
Class T	.25%	.25%	29	18
Class C	.75%	.25%	796	165
			$ 839	$ 193
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 201	$ 4
Class T	.25%	.25%	928	66
Class C	.75%	.25%	737	553
			$ 1,866	$ 623

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund	Retained by FDC
Class A	$ 305

Fidelity Income Replacement 2020 Fund
Class A	$ 2,022

Fidelity Income Replacement 2022 Fund
Class A	$ 224

Fidelity Income Replacement 2024 Fund
Class A	$ 408

Fidelity Income Replacement 2026 Fund
Class T	$ 6

Fidelity Income Replacement 2028 Fund
Class T	$ 299

Fidelity Income Replacement 2030 Fund
Class A	$ 675

Fidelity Income Replacement 2032 Fund
Class T	$ 36

Fidelity Income Replacement 2036 Fund
Class A	$ 808
Class T	123
$ 931
Fidelity Income Replacement 2038 Fund
Class A	$ 55

Fidelity Income Replacement 2042 Fund
Class A	$ 11
Class C*	340
$ 351

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 12
Fidelity Income Replacement 2018 Fund	12
Fidelity Income Replacement 2020 Fund	12
Fidelity Income Replacement 2022 Fund	11
Fidelity Income Replacement 2024 Fund	7
Fidelity Income Replacement 2026 Fund	5
Fidelity Income Replacement 2028 Fund	16
Fidelity Income Replacement 2030 Fund	15
Fidelity Income Replacement 2032 Fund	11
Fidelity Income Replacement 2034 Fund	9

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

Reimbursement*
Fidelity Income Replacement 2036 Fund	$ 9
Fidelity Income Replacement 2038 Fund	6
Fidelity Income Replacement 2040 Fund	9
Fidelity Income Replacement 2042 Fund	32

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 945	$ 7,086
Class T	305	1,130
Class C	403	2,837
Income Replacement 2016	24,726	70,663
Institutional Class	126	447
Total	$ 26,505	$ 82,163
From net realized gain
Class A	$ 158	$ 3,311
Class T	101	617
Class C	411	3,251
Income Replacement 2016	3,986	22,904
Institutional Class	19	143
Total	$ 4,675	$ 30,226
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 5,184	$ 9,944
Class T	2,490	1,343
Class C	1,193	2,932
Income Replacement 2018	30,734	64,536
Institutional Class	3,637	7,319
Total	$ 43,238	$ 86,074
From net realized gain
Class A	$ 1,215	$ 4,058
Class T	709	695
Class C	655	2,364
Income Replacement 2018	6,313	22,722
Institutional Class	702	2,370
Total	$ 9,594	$ 32,209
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 5,451	$ 5,982
Class T	545	2,133
Class C	1,186	2,522
Income Replacement 2020	43,585	78,702
Institutional Class	429	242
Total	$ 51,196	$ 89,581
From net realized gain
Class A	$ 5,948	$ 1,965
Class T	736	907
Class C	2,820	1,535
Income Replacement 2020	40,554	20,732
Institutional Class	569	67
Total	$ 50,627	$ 25,206

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 2,966	$ 5,998
Class T	5	12
Class C	200	279
Income Replacement 2022	50,627	76,474
Institutional Class	47	64
Total	$ 53,845	$ 82,827
From net realized gain
Class A	$ 934	$ 1,895
Class T	2	3
Class C	122	142
Income Replacement 2022	14,203	19,965
Institutional Class	8	17
Total	$ 15,269	$ 22,022
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 3,329	$ 4,019
Class T	1,128	2,626
Class C	425	1,172
Income Replacement 2024	30,809	33,777
Institutional Class	234	506
Total	$ 35,925	$ 42,100
From net realized gain
Class A	$ 2,848	$ 647
Class T	1,149	748
Class C	691	465
Income Replacement 2024	23,642	7,431
Institutional Class	169	108
Total	$ 28,499	$ 9,399
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 2,018	$ 5,115
Class T	718	1,165
Class C	123	125
Income Replacement 2026	22,948	30,035
Institutional Class	240	495
Total	$ 26,047	$ 36,935
From net realized gain
Class A	$ 658	$ 1,333
Class T	292	329
Class C	79	41
Income Replacement 2026	7,228	7,049
Institutional Class	71	111
Total	$ 8,328	$ 8,863

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 649	$ 2,263
Class T	2,253	2,225
Class C	77	253
Income Replacement 2028	76,213	118,706
Institutional Class	797	760
Total	$ 79,989	$ 124,207
From net realized gain
Class A	$ 233	$ 602
Class T	942	568
Class C	46	107
Income Replacement 2028	23,651	25,172
Institutional Class	246	110
Total	$ 25,118	$ 26,559
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 1,431	$ 1,705
Class T	96	201
Class C	1,229	3,279
Income Replacement 2030	80,214	74,151
Institutional Class	708	671
Total	$ 83,678	$ 80,007
From net realized gain
Class A	$ 547	$ 386
Class T	44	60
Class C	831	1,336
Income Replacement 2030	27,620	15,711
Institutional Class	232	111
Total	$ 29,274	$ 17,604
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,417	$ 3,854
Class T	221	358
Class C	334	598
Income Replacement 2032	51,464	76,811
Institutional Class	179	342
Total	$ 55,615	$ 81,963
From net realized gain
Class A	$ 3,737	$ 1,834
Class T	380	199
Class C	928	440
Income Replacement 2032	69,805	30,021
Institutional Class	254	140
Total	$ 75,104	$ 32,634

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 688	$ 326
Class T	579	537
Class C	245	519
Income Replacement 2034	43,290	51,986
Institutional Class	1,584	2,565
Total	$ 46,386	$ 55,933
From net realized gain
Class A	$ 746	$ 76
Class T	566	99
Class C	342	184
Income Replacement 2034	31,749	9,314
Institutional Class	1,271	521
Total	$ 34,674	$ 10,194
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 909	$ 426
Class T	2,283	4,336
Class C	1,615	2,240
Income Replacement 2036	42,980	63,610
Institutional Class	6	13
Total	$ 47,793	$ 70,625
From net realized gain
Class A	$ 404	$ 81
Class T	1,137	1,001
Class C	1,121	622
Income Replacement 2036	14,922	11,064
Institutional Class	2	2
Total	$ 17,586	$ 12,770
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,006	$ 1,288
Class T	786	1,710
Class C	465	899
Income Replacement 2038	32,118	41,508
Institutional Class	271	551
Total	$ 34,646	$ 45,956
From net realized gain
Class A	$ 3,479	$ 210
Class T	3,745	429
Class C	2,806	305
Income Replacement 2038	68,917	8,397
Institutional Class	821	106
Total	$ 79,768	$ 9,447

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 74	$ 141
Class T	80	240
Class C	765	1,360
Income Replacement 2040	46,435	59,586
Institutional Class	22	44
Total	$ 47,376	$ 61,371
From net realized gain
Class A	$ 137	$ 37
Class T	176	107
Class C	2,496	555
Income Replacement 2040	69,663	13,452
Institutional Class	37	10
Total	$ 72,509	$ 14,161
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 2,323	$ 552
Class T	3,007	2,294
Class C	596	392
Income Replacement 2042	176,343	213,286
Institutional Class	665	579
Total	$ 182,934	$ 217,103
From net realized gain
Class A	$ 3,666	$ 74
Class T	8,953	482
Class C	4,811	89
Income Replacement 2042	386,619	33,444
Institutional Class	1,161	93
Total	$ 405,210	$ 34,182

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	16	163	824	8,297
Shares redeemed	(2,566)	(11,297)	(133,105)	(577,897)
Net increase (decrease)	(2,550)	(11,134)	$ (132,281)	$ (569,600)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	28	323	1,401
Shares redeemed	(148)	(1,244)	(7,655)	(63,469)
Net increase (decrease)	(142)	(1,216)	$ (7,332)	$ (62,068)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	85	505	4,320
Shares redeemed	(1,289)	(6,563)	(66,566)	(336,404)
Net increase (decrease)	(1,279)	(6,478)	$ (66,061)	$ (332,084)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2016 Fund
Income Replacement 2016
Shares sold	9,394	32,858	$ 485,911	$ 1,681,315
Reinvestment of distributions	277	905	14,356	46,083
Shares redeemed	(20,073)	(52,922)	(1,040,707)	(2,704,793)
Net increase (decrease)	(10,402)	(19,159)	$ (540,440)	$ (977,395)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	3	12	145	590
Shares redeemed	(116)	(402)	(6,015)	(20,428)
Net increase (decrease)	(113)	(390)	$ (5,870)	$ (19,838)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	1,117	1,844	$ 58,645	$ 96,498
Reinvestment of distributions	71	165	3,774	8,476
Shares redeemed	(739)	(2,302)	(39,199)	(118,731)
Net increase (decrease)	449	(293)	$ 23,220	$ (13,757)
Class T
Shares sold	7,504	-	$ 395,767	$ -
Reinvestment of distributions	52	18	2,795	908
Shares redeemed	(621)	(626)	(33,004)	(32,478)
Net increase (decrease)	6,935	(608)	$ 365,558	$ (31,570)
Class C
Shares sold	938	2,007	$ 50,000	$ 104,323
Reinvestment of distributions	32	96	1,709	4,895
Shares redeemed	(1,348)	(1,291)	(70,542)	(66,610)
Net increase (decrease)	(378)	812	$ (18,833)	$ 42,608
Income Replacement 2018
Shares sold	30,651	19,009	$ 1,631,950	$ 982,691
Reinvestment of distributions	249	656	13,246	33,655
Shares redeemed	(21,674)	(22,946)	(1,150,699)	(1,182,626)
Net increase (decrease)	9,226	(3,281)	$ 494,497	$ (166,280)
Institutional Class
Shares sold	-	3,981	$ -	$ 204,782
Reinvestment of distributions	80	145	4,257	7,435
Shares redeemed	(623)	(4,070)	(32,978)	(209,387)
Net increase (decrease)	(543)	56	$ (28,721)	$ 2,830
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	7,069	474	$ 380,130	$ 25,017
Reinvestment of distributions	142	103	7,707	5,331
Shares redeemed	(789)	(967)	(42,846)	(50,578)
Net increase (decrease)	6,422	(390)	$ 344,991	$ (20,230)
Class T
Shares sold	1	129	$ 83	$ 6,823
Reinvestment of distributions	19	49	1,060	2,541
Shares redeemed	(193)	(2,023)	(10,401)	(108,390)
Net increase (decrease)	(173)	(1,845)	$ (9,258)	$ (99,026)
Class C
Shares sold	4,485	568	$ 243,397	$ 29,000
Reinvestment of distributions	55	57	2,970	2,907
Shares redeemed	(2,010)	(648)	(108,287)	(33,562)
Net increase (decrease)	2,530	(23)	$ 138,080	$ (1,655)
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2020 Fund
Income Replacement 2020
Shares sold	21,778	45,319	$ 1,191,747	$ 2,366,414
Reinvestment of distributions	1,005	908	54,710	46,992
Shares redeemed	(10,475)	(27,089)	(564,644)	(1,420,725)
Net increase (decrease)	12,308	19,138	$ 681,813	$ 992,681
Institutional Class
Shares sold	1,372	-	$ 75,000	$ -
Reinvestment of distributions	18	6	997	309
Shares redeemed	(31)	-	(1,690)	-
Net increase (decrease)	1,359	6	$ 74,307	$ 309
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	534	-	$ 28,650	$ -
Reinvestment of distributions	32	71	1,762	3,695
Shares redeemed	(2,176)	(496)	(122,248)	(26,081)
Net increase (decrease)	(1,610)	(425)	$ (91,836)	$ (22,386)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	6	15
Shares redeemed	-	(91)	-	(4,748)
Net increase (decrease)	0*	(91)	$ 6	$ (4,733)
Class C
Shares sold	-	431	$ -	$ 23,074
Reinvestment of distributions	4	1	161	67
Shares redeemed	-	-	-	-
Net increase (decrease)	4	432	$ 161	$ 23,141
Income Replacement 2022
Shares sold	56,621	23,547	$ 3,137,946	$ 1,241,849
Reinvestment of distributions	487	598	27,170	30,901
Shares redeemed	(10,374)	(18,669)	(574,217)	(986,018)
Net increase (decrease)	46,734	5,476	$ 2,590,899	$ 286,732
Institutional Class
Shares sold	451	-	$ 25,000	$ -
Reinvestment of distributions	1	2	55	81
Shares redeemed	-	-	-	-
Net increase (decrease)	452	2	$ 25,055	$ 81
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	907	4,821	$ 51,287	$ 249,930
Reinvestment of distributions	101	70	5,698	3,660
Shares redeemed	(49)	(1,358)	(2,736)	(70,040)
Net increase (decrease)	959	3,533	$ 54,249	$ 183,550
Class T
Shares sold	-	182	$ -	$ 10,000
Reinvestment of distributions	26	30	1,448	1,572
Shares redeemed	(106)	(210)	(5,913)	(11,083)
Net increase (decrease)	(80)	2	$ (4,465)	$ 489
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	6	320	319
Shares redeemed	(37)	(1,320)	(2,016)	(68,217)
Net increase (decrease)	(31)	(1,314)	$ (1,696)	$ (67,898)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2024 Fund
Income Replacement 2024
Shares sold	56,353	17,502	$ 3,158,814	$ 923,490
Reinvestment of distributions	641	343	36,219	17,775
Shares redeemed	(6,109)	(9,492)	(342,572)	(496,528)
Net increase (decrease)	50,885	8,353	$ 2,852,461	$ 444,737
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	12	403	614
Shares redeemed	-	-	-	-
Net increase (decrease)	7	12	$ 403	$ 614
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	3,297	$ -	$ 164,296
Reinvestment of distributions	37	104	2,113	5,368
Shares redeemed	(993)	(628)	(56,177)	(32,970)
Net increase (decrease)	(956)	2,773	$ (54,064)	$ 136,694
Class T
Shares sold	580	147	$ 32,192	$ 7,752
Reinvestment of distributions	14	22	809	1,126
Shares redeemed	(65)	(4,570)	(3,661)	(229,341)
Net increase (decrease)	529	(4,401)	$ 29,340	$ (220,463)
Class C
Shares sold	-	372	$ -	$ 20,181
Reinvestment of distributions	4	3	202	166
Shares redeemed	-	-	-	-
Net increase (decrease)	4	375	$ 202	$ 20,347
Income Replacement 2026
Shares sold	33,660	15,295	$ 1,893,236	$ 797,527
Reinvestment of distributions	307	419	17,442	21,602
Shares redeemed	(6,041)	(10,796)	(341,174)	(570,139)
Net increase (decrease)	27,926	4,918	$ 1,569,504	$ 248,990
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	6	11	311	606
Shares redeemed	-	-	-	-
Net increase (decrease)	6	11	$ 311	$ 606
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	446	1,289	$ 25,000	$ 71,770
Reinvestment of distributions	11	55	636	2,865
Shares redeemed	(1,214)	(1,798)	(68,339)	(97,320)
Net increase (decrease)	(757)	(454)	$ (42,703)	$ (22,685)
Class T
Shares sold	(22)	3,419	$ (1,224)	$ 190,058
Reinvestment of distributions	24	18	1,415	932
Shares redeemed	(104)	(93)	(5,942)	(4,963)
Net increase (decrease)	(102)	3,344	$ (5,751)	$ 186,027
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	2	4	123	214
Shares redeemed	(38)	(339)	(2,199)	(18,000)
Net increase (decrease)	(36)	(335)	$ (2,076)	$ (17,786)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2028 Fund
Income Replacement 2028
Shares sold	34,119	48,154	$ 1,920,752	$ 2,584,155
Reinvestment of distributions	861	1,125	49,633	58,544
Shares redeemed	(23,435)	(21,518)	(1,335,397)	(1,167,596)
Net increase (decrease)	11,545	27,761	$ 634,988	$ 1,475,103
Institutional Class
Shares sold	-	1,004	$ -	$ 53,885
Reinvestment of distributions	18	16	1,043	870
Shares redeemed	-	-	-	-
Net increase (decrease)	18	1,020	$ 1,043	$ 54,755
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	2,357	933	$ 134,471	$ 49,913
Reinvestment of distributions	16	19	946	1,002
Shares redeemed	(1,238)	(44)	(71,348)	(2,337)
Net increase (decrease)	1,135	908	$ 64,069	$ 48,578
Class T
Shares sold	7	11	$ 400	$ 618
Reinvestment of distributions	2	5	140	261
Shares redeemed	-	-	-	-
Net increase (decrease)	9	16	$ 540	$ 879
Class C
Shares sold	83	305	$ 4,800	$ 16,713
Reinvestment of distributions	29	51	1,665	2,604
Shares redeemed	(425)	(884)	(24,022)	(46,510)
Net increase (decrease)	(313)	(528)	$ (17,557)	$ (27,193)
Income Replacement 2030
Shares sold	133,602	39,836	$ 7,634,462	$ 2,147,451
Reinvestment of distributions	1,262	950	72,888	49,163
Shares redeemed	(17,954)	(14,994)	(1,018,512)	(778,185)
Net increase (decrease)	116,910	25,792	$ 6,688,838	$ 1,418,429
Institutional Class
Shares sold	458	538	$ 25,000	$ 27,920
Reinvestment of distributions	16	15	940	782
Shares redeemed	-	-	-	-
Net increase (decrease)	474	553	$ 25,940	$ 28,702
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,196	-	$ 226,000	$ -
Reinvestment of distributions	93	112	4,989	5,527
Shares redeemed	(56)	(320)	(3,052)	(16,355)
Net increase (decrease)	4,233	(208)	$ 227,937	$ (10,828)
Class T
Shares sold	128	489	$ 6,990	$ 25,000
Reinvestment of distributions	11	11	601	557
Shares redeemed	-	(489)	-	(24,956)
Net increase (decrease)	139	11	$ 7,591	$ 601
Class C
Shares sold	-	190	$ -	$ 9,600
Reinvestment of distributions	24	21	1,262	1,038
Shares redeemed	-	-	-	-
Net increase (decrease)	24	211	$ 1,262	$ 10,638

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2032 Fund
Income Replacement 2032
Shares sold	44,636	30,500	$ 2,403,742	$ 1,530,443
Reinvestment of distributions	1,794	1,495	96,160	73,685
Shares redeemed	(13,154)	(11,121)	(705,873)	(559,873)
Net increase (decrease)	33,276	20,874	$ 1,794,029	$ 1,044,255
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	10	433	482
Shares redeemed	-	-	-	-
Net increase (decrease)	8	10	$ 433	$ 482
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	1,728	-	$ 100,000	$ -
Reinvestment of distributions	5	8	293	402
Shares redeemed	-	-	-	-
Net increase (decrease)	1,733	8	$ 100,293	$ 402
Class T
Shares sold	-	1,105	$ -	$ 59,121
Reinvestment of distributions	20	12	1,145	636
Shares redeemed	-	-	-	-
Net increase (decrease)	20	1,117	$ 1,145	$ 59,757
Class C
Shares sold	78	583	$ 4,431	$ 30,000
Reinvestment of distributions	10	14	587	703
Shares redeemed	-	(583)	-	(29,858)
Net increase (decrease)	88	14	$ 5,018	$ 845
Income Replacement 2034
Shares sold	40,798	37,259	$ 2,354,739	$ 1,995,412
Reinvestment of distributions	912	626	52,648	32,352
Shares redeemed	(7,352)	(10,339)	(420,979)	(550,747)
Net increase (decrease)	34,358	27,546	$ 1,986,408	$ 1,477,017
Institutional Class
Shares sold	1,056	-	$ 60,681	$ -
Reinvestment of distributions	49	60	2,855	3,086
Shares redeemed	(9)	(15)	(540)	(770)
Net increase (decrease)	1,096	45	$ 62,996	$ 2,316
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	1,809	-	$ 103,759	$ -
Reinvestment of distributions	23	10	1,313	507
Shares redeemed	0*	(112)	(15)	(5,700)
Net increase (decrease)	1,832	(102)	$ 105,057	$ (5,193)
Class T
Shares sold	1,144	-	$ 65,660	$ -
Reinvestment of distributions	26	54	1,498	2,726
Shares redeemed	(156)	(348)	(8,815)	(18,208)
Net increase (decrease)	1,014	(294)	$ 58,343	$ (15,482)
Class C
Shares sold	-	3,311	$ -	$ 175,000
Reinvestment of distributions	33	54	1,927	2,730
Shares redeemed	(256)	(419)	(14,476)	(22,047)
Net increase (decrease)	(223)	2,946	$ (12,549)	$ 155,683

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2036 Fund
Income Replacement 2036
Shares sold	37,602	27,343	$ 2,160,153	$ 1,427,322
Reinvestment of distributions	452	604	26,087	30,579
Shares redeemed	(10,350)	(5,152)	(584,532)	(276,865)
Net increase (decrease)	27,704	22,795	$ 1,601,708	$ 1,181,036
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	8	15
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 8	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	128	1,696	$ 7,006	$ 87,117
Reinvestment of distributions	82	30	4,485	1,498
Shares redeemed	-	(1,076)	-	(54,240)
Net increase (decrease)	210	650	$ 11,491	$ 34,375
Class T
Shares sold	-	361	$ -	$ 19,357
Reinvestment of distributions	71	24	3,840	1,182
Shares redeemed	(412)	(87)	(23,045)	(4,480)
Net increase (decrease)	(341)	298	$ (19,205)	$ 16,059
Class C
Shares sold	299	-	$ 16,110	$ -
Reinvestment of distributions	60	24	3,271	1,204
Shares redeemed	-	-	-	-
Net increase (decrease)	359	24	$ 19,381	$ 1,204
Income Replacement 2038
Shares sold	53,322	12,010	$ 2,945,961	$ 616,548
Reinvestment of distributions	1,582	705	86,484	35,469
Shares redeemed	(17,719)	(14,450)	(979,453)	(750,847)
Net increase (decrease)	37,185	(1,735)	$ 2,052,992	$ (98,830)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	13	1,092	657
Shares redeemed	-	-	-	-
Net increase (decrease)	20	13	$ 1,092	$ 657
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,290	26	$ 73,305	$ 1,376
Reinvestment of distributions	4	4	211	178
Shares redeemed	(27)	-	(1,466)	-
Net increase (decrease)	1,267	30	$ 72,050	$ 1,554
Class T
Shares sold	37	78	$ 2,091	$ 4,000
Reinvestment of distributions	5	7	256	347
Shares redeemed	-	(950)	-	(48,573)
Net increase (decrease)	42	(865)	$ 2,347	$ (44,226)
Class C
Shares sold	-	582	$ -	$ 31,135
Reinvestment of distributions	59	38	3,261	1,915
Shares redeemed	0*	-	(15)	-
Net increase (decrease)	59	620	$ 3,246	$ 33,050

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Fidelity Income Replacement 2040 Fund
Income Replacement 2040
Shares sold	56,845	29,430	$ 3,210,055	$ 1,560,721
Reinvestment of distributions	1,696	943	94,339	47,571
Shares redeemed	(17,651)	(9,529)	(981,587)	(497,615)
Net increase (decrease)	40,890	20,844	$ 2,322,807	$ 1,110,677
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	1	1	59	54
Shares redeemed	-	-	-	-
Net increase (decrease)	1	1	$ 59	$ 54
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	6,930	846	$ 393,425	$ 45,470
Reinvestment of distributions	105	12	5,989	626
Shares redeemed	(1,236)	-	(68,212)	-
Net increase (decrease)	5,799	858	$ 331,202	$ 46,096
Class T
Shares sold	4,493	-	$ 247,175	$ -
Reinvestment of distributions	214	55	11,960	2,776
Shares redeemed	-	-	-	-
Net increase (decrease)	4,707	55	$ 259,135	$ 2,776
Class C
Shares sold	3,846	1,254	$ 215,316	$ 67,885
Reinvestment of distributions	98	9	5,407	481
Shares redeemed	(2,955)	-	(162,719)	-
Net increase (decrease)	989	1,263	$ 58,004	$ 68,366
Income Replacement 2042
Shares sold	227,336	146,111	$ 12,919,758	$ 7,567,549
Reinvestment of distributions	8,455	2,829	472,163	142,929
Shares redeemed	(51,103)	(45,108)	(2,882,868)	(2,347,325)
Net increase (decrease)	184,688	103,832	$ 10,509,053	$ 5,363,153
Institutional Class
Shares sold	1,012	-	$ 57,051	$ -
Reinvestment of distributions	32	13	1,826	672
Shares redeemed	(1)	-	(55)	-
Net increase (decrease)	1,043	13	$ 58,822	$ 672

* Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	12%	28%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Income Replacement Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with Strategic Advisers, Inc. (Strategic Advisers) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fees are payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. In reaching its determination, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Strategic Advisers, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which each fund invests. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity affiliates under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the investment adviser about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the investment adviser's explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contract should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that each fund bears indirectly the expenses of the underlying Fidelity funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Income Replacement 2016 Fund

Income Replacement 2018 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2020 Fund

Income Replacement 2022 Fund

Semiannual Report

Income Replacement 2024 Fund

Income Replacement 2026 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2028 Fund

Income Replacement 2030 Fund

Semiannual Report

Income Replacement 2032 Fund

Income Replacement 2034 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Income Replacement 2036 Fund

Income Replacement 2038 Fund

Semiannual Report

Income Replacement 2040 Fund

Income Replacement 2042 Fund

The Board noted that each fund's management fee rate of 0.00% ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board further noted that many peer funds pay fund-level expenses, including management fees, to which the funds are not subject.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying Fidelity fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agent fees. Instead, Institutional Class of each underlying Fidelity fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agent fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that Fidelity Management & Research Company (FMR) pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expense ratio of each of Class A, Class C, Institutional Class, and the retail class of each fund ranked below its competitive median for 2012 and the total expense ratio of Class T of each fund ranked equal to its competitive median for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the funds invest.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contract because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that because the funds do not pay management fees and Strategic Advisers pays all other expenses of each fund, with limited exceptions, economies of scale cannot be realized by the funds, but may be realized by the other Fidelity funds in which each fund invests, many of which may benefit from breakpoints in the group fee arrangement.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contract should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARWI-USAN-0314
1.848186.106

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	.64%
Actual		$ 1,000.00	$ 1,001.70	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,001.50	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,002.70	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,002.90	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
U.S. Government and U.S. Government Agency Obligations 8.9%	U.S. Government and U.S. Government Agency Obligations 10.9%
AAA 24.5%	AAA 23.6%
AA 13.4%	AA 13.5%
A 30.8%	A 29.9%
BBB 17.7%	BBB 15.1%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2014
6 months ago
Years	1.5	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	0.4	0.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Corporate Bonds 61.4%		Corporate Bonds 57.5%
	U.S. Government and U.S. Government Agency Obligations 8.9%		U.S. Government and U.S. Government Agency Obligations 10.9%
	Asset-Backed Securities 23.3%		Asset-Backed Securities 22.0%
	CMOs and Other Mortgage Related Securities 1.5%		CMOs and Other Mortgage Related Securities 1.8%
	Municipal Bonds 0.4%		Municipal Bonds 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.0%
* Foreign investments	18.5%	** Foreign investments	18.0%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 2.0%
Daimler Finance North America LLC:
0.8421% 1/9/15 (c)(d)	$ 2,000,000	$ 2,007,176
1.0204% 4/10/14 (c)(d)	1,250,000	1,251,969
Volkswagen International Finance NV:
0.8374% 11/20/14 (c)(d)	2,000,000	2,007,142
0.8566% 4/1/14 (c)(d)	2,500,000	2,501,725
		7,768,012
Media - 1.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,997,000	2,052,447
NBCUniversal Enterprise, Inc. 0.7759% 4/15/16 (c)(d)	3,000,000	3,013,074
NBCUniversal, Inc. 3.65% 4/30/15	354,000	367,492
		5,433,013
TOTAL CONSUMER DISCRETIONARY		13,201,025
CONSUMER STAPLES - 0.9%
Beverages - 0.6%
PepsiCo, Inc. 0.4466% 2/26/16 (d)	2,500,000	2,500,038
Food Products - 0.3%
General Mills, Inc. 0.5361% 1/29/16 (d)	609,000	609,240
Kellogg Co. 0.4693% 2/13/15 (d)	522,000	522,539
		1,131,779
TOTAL CONSUMER STAPLES		3,631,817
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.1691% 6/2/14 (d)	1,226,000	1,229,319
Oil, Gas & Consumable Fuels - 2.7%
Devon Energy Corp. 0.6944% 12/15/15 (d)	2,000,000	2,001,856
Enbridge, Inc. 0.8966% 10/1/16 (d)	1,000,000	1,002,908
Petrobras Global Finance BV 1.8574% 5/20/16 (d)	1,000,000	985,000
Total Capital Canada Ltd. 0.6189% 1/15/16 (d)	3,000,000	3,013,737
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (d)	3,416,000	3,443,055
		10,446,556
TOTAL ENERGY		11,675,875
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 45.6%
Capital Markets - 7.3%
Goldman Sachs Group, Inc. 0.6959% 3/22/16 (d)	$ 6,000,000	$ 5,975,064
JPMorgan Chase & Co.:
0.8566% 2/26/16 (d)	2,000,000	2,008,232
0.8989% 10/15/15 (d)	8,951,000	8,999,255
Merrill Lynch & Co., Inc. 0.6989% 1/15/15 (d)	3,500,000	3,504,554
Morgan Stanley:
1.1944% 12/19/14 (d)	2,500,000	2,510,988
1.4876% 2/25/16 (d)	2,500,000	2,533,668
The Bank of New York Mellon Corp.:
0.4666% 10/23/15 (d)	1,000,000	1,000,675
0.5054% 7/28/14 (d)	2,000,000	2,001,692
		28,534,128
Commercial Banks - 20.2%
ABN AMRO Bank NV 1.0354% 10/28/16 (c)(d)	2,000,000	2,008,218
ANZ Banking Group Ltd. 0.4377% 5/7/15 (c)(d)	1,000,000	1,000,760
Bank of Montreal 0.7126% 9/11/15 (d)	2,400,000	2,411,484
Bank of Nova Scotia 1.2817% 1/12/15 (d)	1,000,000	1,009,705
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.6866% 2/26/16 (c)(d)	2,000,000	2,002,092
BNP Paribas SA 0.8319% 12/12/16 (d)	504,000	505,570
BPCE SA 1.4886% 4/25/16 (d)	2,000,000	2,025,938
Branch Banking & Trust Co. 0.6754% 12/1/16 (d)	2,000,000	1,998,874
Capital One NA 0.6959% 3/22/16 (d)	1,000,000	999,000
Commonwealth Bank of Australia:
0.9739% 3/17/14 (c)(d)	2,500,000	2,502,690
1.0429% 9/18/15 (c)(d)	1,000,000	1,010,196
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7229% 3/18/16 (d)	3,030,000	3,044,741
Credit Suisse New York Branch 3.5% 3/23/15	3,000,000	3,100,134
Danske Bank A/S 1.2917% 4/14/14 (c)(d)	500,000	500,761
Fifth Third Bank:
0.6466% 2/26/16 (d)	2,000,000	2,003,318
0.7474% 11/18/16 (d)	1,000,000	1,003,069
KeyBank NA:
0.7266% 11/25/16 (d)	1,200,000	1,202,669
5.8% 7/1/14	2,000,000	2,042,862
National Australia Bank Ltd. 0.5371% 1/22/15 (c)(d)	1,500,000	1,503,666
Nordea Bank AB 0.6993% 5/13/16 (c)(d)	1,500,000	1,504,418
PNC Bank NA 0.5454% 1/28/16 (d)	2,000,000	2,002,654
Rabobank (Netherlands) NV 0.5917% 4/14/14 (d)	3,250,000	3,252,597
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada:
0.4461% 4/29/15 (d)	$ 2,000,000	$ 2,003,200
0.6116% 3/8/16 (d)	2,500,000	2,506,768
0.7016% 9/9/16 (d)	2,000,000	2,007,768
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,022,934
Sumitomo Mitsui Banking Corp.:
0.6704% 1/10/17 (d)	2,000,000	2,001,170
1.1871% 7/22/14 (c)(d)	1,801,000	1,807,975
SunTrust Banks, Inc. 0.5466% 4/1/15 (d)	3,509,000	3,493,153
Svenska Handelsbanken AB 0.6959% 3/21/16 (d)	2,000,000	2,006,028
The Toronto Dominion Bank:
0.4454% 5/1/15 (d)	500,000	500,372
0.5417% 7/14/14 (d)	2,000,000	2,003,042
0.7016% 9/9/16 (d)	2,000,000	2,005,704
U.S. Bank NA 0.5217% 10/14/14 (d)	1,510,000	1,512,078
Union Bank NA:
0.9959% 9/26/16 (d)	2,000,000	2,017,306
1.1919% 6/6/14 (d)	2,480,000	2,487,008
Wachovia Bank NA 0.622% 11/3/14 (d)	3,500,000	3,505,201
Wells Fargo Bank NA:
0.4485% 5/16/16 (d)	4,000,000	3,976,772
0.5166% 7/20/15 (d)	2,000,000	2,004,642
Westpac Banking Corp.:
0.9766% 3/31/14 (c)(d)	1,000,000	1,001,078
1.0059% 9/25/15 (d)	2,000,000	2,018,638
		78,516,253
Consumer Finance - 10.6%
American Express Credit Corp.:
0.6893% 11/13/15 (d)	3,995,000	4,007,752
1.3419% 6/12/15 (d)	1,000,000	1,012,912
American Honda Finance Corp.:
0.6116% 5/26/16 (c)(d)	2,000,000	2,005,782
0.7399% 10/7/16 (d)	4,000,000	4,027,620
Capital One Financial Corp.:
0.8781% 11/6/15 (d)	2,500,000	2,506,095
1.3889% 7/15/14 (d)	6,540,000	6,563,668
Caterpillar Financial Services Corp.:
0.4766% 2/26/16 (d)	1,063,000	1,065,435
0.5894% 2/9/15 (d)	2,000,000	2,005,664
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
1.3376% 8/28/14 (d)	$ 1,000,000	$ 1,004,014
1.4894% 5/9/16 (d)	1,000,000	1,016,355
General Electric Capital Corp.:
0.4717% 1/14/16 (d)	2,000,000	2,001,170
0.8394% 1/8/16 (d)	9,000,000	9,066,651
0.8917% 7/12/16 (d)	1,000,000	1,009,256
John Deere Capital Corp. 0.3117% 1/12/15 (d)	2,000,000	2,001,208
Toyota Motor Credit Corp. 0.4091% 11/21/14 (d)	2,000,000	2,002,922
		41,296,504
Diversified Financial Services - 5.0%
BP Capital Markets PLC 0.5677% 11/6/15 (d)	4,000,000	4,006,280
Citigroup, Inc.:
0.9206% 11/15/16 (d)	2,500,000	2,512,875
1.0366% 4/1/16 (d)	5,000,000	5,031,285
1.1986% 7/25/16 (d)	3,000,000	3,033,930
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(d)	5,000,000	5,015,345
		19,599,715
Insurance - 2.2%
American International Group, Inc. 3% 3/20/15	3,000,000	3,080,889
Pricoa Global Funding I 0.5081% 8/19/15 (c)(d)	3,000,000	3,006,015
Principal Life Global Funding II:
0.6059% 5/27/16 (c)(d)	1,000,000	1,001,631
0.8671% 7/9/14 (c)(d)	1,500,000	1,504,005
		8,592,540
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,024,728
TOTAL FINANCIALS		177,563,868
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc. 0.3616% 8/28/14 (d)	3,000,000	3,000,930
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.4%
AbbVie, Inc.:
0.9981% 11/6/15 (d)	$ 1,000,000	$ 1,009,598
1.2% 11/6/15	500,000	505,122
		1,514,720
TOTAL HEALTH CARE		4,515,650
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.3%
The Western Union Co. 1.2391% 8/21/15 (d)	1,000,000	1,003,224
Office Electronics - 0.6%
Xerox Corp. 1.0585% 5/16/14 (d)	2,458,000	2,461,601
TOTAL INFORMATION TECHNOLOGY		3,464,825
MATERIALS - 1.6%
Metals & Mining - 1.6%
Rio Tinto Finance (U.S.A.) PLC:
0.7944% 6/19/15 (d)	3,500,000	3,507,784
1.0839% 6/17/16 (d)	2,500,000	2,522,380
		6,030,164
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.5%
AT&T, Inc. 0.6244% 2/12/16 (d)	3,000,000	2,997,930
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,014,702
British Telecommunications PLC 2% 6/22/15	2,000,000	2,035,336
Verizon Communications, Inc.:
0.4419% 3/6/15 (c)(d)	3,590,000	3,587,027
1.7729% 9/15/16 (d)	3,000,000	3,088,548
		13,723,543
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC 0.6231% 2/19/16 (d)	4,000,000	3,995,640
TOTAL TELECOMMUNICATION SERVICES		17,719,183
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
Duke Energy Corp. 3.95% 9/15/14	$ 431,000	$ 440,173
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	528,837
		969,010
TOTAL NONCONVERTIBLE BONDS (Cost $237,979,153)		238,771,417
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,014,784)	4,000,000	4,017,208
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.252% 11/1/34 (d)	351,111	370,992
2.377% 7/1/35 (d)	583,538	617,230
2.398% 10/1/35 (d)	741,094	784,936
2.414% 2/1/34 (d)	173,323	180,319
2.422% 6/1/35 (d)	318,017	337,893
2.425% 6/1/35 (d)	723,371	760,586
2.427% 12/1/34 (d)	340,413	361,354
2.43% 7/1/34 (d)	360,081	382,586
2.485% 11/1/34 (d)	377,875	401,492
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,048,106)		4,197,388
Asset-Backed Securities - 23.3%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	266,059	266,916
Series 2012-2 Class A3, 0.74% 4/15/16	1,394,101	1,396,526
Series 2012-SN1:
Class A2, 0.51% 12/22/14	256,473	256,524
Class A3, 0.57% 8/20/15	2,400,000	2,402,525
Series 2013-SN1 Class A2, 0.52% 5/20/15	1,686,311	1,687,228
Ally Master Owner Trust:
Series 2010-4 Class A, 1.23% 8/15/17 (d)	3,000,000	3,028,479
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	220,796
Series 2012-2 Class A, 0.66% 3/15/16 (d)	1,000,000	1,000,187
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-3 Class A2, 1.21% 6/15/17	$ 2,000,000	$ 2,011,438
Series 2013-1 Class A1, 0.61% 2/15/18 (d)	2,000,000	2,001,104
AmeriCredit Auto Receivables Trust:
Series 2012-2:
Class A2, 0.76% 10/8/15	171,968	171,989
Class A3, 1.05% 10/11/16	400,000	400,705
Series 2012-5 Class A2, 0.51% 1/8/16	437,573	437,661
Series 2013-3 Class A2, 0.68% 10/11/16	470,303	470,422
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5666% 9/15/17 (c)(d)	2,260,000	2,260,462
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3466% 2/15/19 (d)	5,000,000	4,997,123
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	520,354	520,447
Chase Issuance Trust Series 2012-A5 Class A5, 0.59% 8/15/17	5,000,000	5,007,111
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	285,481	285,874
Series 2013-VT1 Class A2, 0.65% 3/21/16 (c)	2,000,000	2,000,027
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.258% 4/24/17 (d)	5,000,000	4,998,403
CNH Equipment Trust:
Series 2012-D Class A2, 0.45% 4/15/16	333,849	333,880
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	999,827
Discover Card Master Trust Series 2012-A5 Class A5, 0.36% 1/16/18 (d)	7,500,000	7,505,456
Fannie Mae Series 2004-T5:
Class AB1, 0.6882% 5/28/35 (d)	80,751	74,759
Class AB3, 0.9942% 5/28/35 (d)	32,052	29,514
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	800,000	801,614
Series 2013-B Class A2A, 0.59% 1/15/16	2,000,000	2,001,813
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	276,332	276,367
Ford Credit Floorplan Master Owner Trust:
Series 2012-4 Class A1, 0.74% 9/15/16	3,085,000	3,089,089
Series 2013-3Q Class A2, 0.4666% 6/15/17 (d)	500,000	500,267
Fremont Home Loan Trust Series 2005-A Class M4, 1.178% 1/25/35 (d)	120,877	48,306
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	860,196
Series 2012-4 Class A, 0.46% 6/15/18 (d)	5,000,000	4,993,700
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 71,390	$ 71,416
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,603,696
Home Equity Asset Trust Series 2003-5 Class A2, 0.858% 12/25/33 (d)	10,566	9,819
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,440,465	1,443,783
Series 2013-A Class A2, 0.51% 9/15/15 (c)	2,207,801	2,209,199
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,841,911
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.51% 5/15/18 (c)(d)	580,000	578,804
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	406,295
Series 2012-B Class A2, 0.43% 2/17/15	388,323	388,336
Mercedes-Benz Auto Lease Trust:
Series 2013-A Class A2, 0.39% 6/15/15	1,995,817	1,996,426
Series 2013-B Class A2, 0.88% 9/15/15	1,000,000	999,906
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.43% 11/15/16 (c)(d)	2,370,000	2,369,813
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 1.098% 8/25/35 (d)	20,366	20,646
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.838% 8/25/34 (d)	65,756	65,905
Nissan Auto Lease Trust:
Series 2013-A Class A2A, 0.45% 9/15/15	2,888,541	2,888,233
Series 2013-B Class A2A, 0.57% 1/15/16	2,000,000	2,001,405
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6366% 5/15/17 (d)	2,250,000	2,256,138
Series 2013-A Class A, 0.4666% 2/15/18 (d)	1,000,000	999,794
Ocala Funding LLC Series 2006-1A Class A, 1.557% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.608% 9/25/34 (d)	435,000	251,989
Porsche Innovative Lease Owner Trust:
Series 2012-1 Class A2, 0.44% 2/23/15 (c)	31,805	31,807
Series 2013-1 Class A2, 0.54% 1/22/16 (c)	2,000,000	2,000,899
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.958% 4/25/33 (d)	1,451	1,375
Santander Drive Auto Receivables Trust:
Series 2013-1 Class A2, 0.48% 2/16/16	277,112	277,133
Series 2013-2 Class A2, 0.47% 3/15/16	508,962	508,991
Series 2013-3 Class A2, 0.55% 9/15/16	1,439,408	1,439,976
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust: - continued
Series 2014-1 Class A2A, 0.66% 6/15/17	$ 1,000,000	$ 1,000,054
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.318% 2/27/17 (d)	493,867	493,816
Series 2012-7 Class A2, 0.438% 9/25/19 (d)	1,000,000	997,568
Series 2013-1 Class A2, 0.408% 9/25/19 (d)	2,000,000	1,992,809
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.018% 9/25/34 (d)	21,802	20,725
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	114,056	114,071
World Omni Auto Receivables Trust Series 2013-A Class A2, 0.43% 5/16/16	1,962,738	1,963,655
TOTAL ASSET-BACKED SECURITIES (Cost $91,807,523)		90,583,128
Collateralized Mortgage Obligations - 7.3%

Private Sponsor - 0.5%
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.297% 12/20/54 (c)(d)	491,454	485,999
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (d)	363,480	362,013
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6366% 1/20/44 (d)	30,363	30,205
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (d)	572,992	569,012
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (d)	208,410	206,989
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.488% 12/25/34 (d)	150,368	141,905
TOTAL PRIVATE SPONSOR		1,796,123
U.S. Government Agency - 6.8%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.658% 4/25/33 (d)	919,841	930,199
Series 2006-33 Class CF, 0.458% 5/25/36 (d)	109,501	109,615
Series 2008-76 Class EF, 0.658% 9/25/23 (d)	28,872	28,994
Series 2010-86 Class FE, 0.608% 8/25/25 (d)	173,517	174,611
floater planned amortization class:
Series 2004-52 Class PF 0.608% 12/25/33 (d)	1,979,500	1,990,662
Series 2005-90 Class FC, 0.408% 10/25/35 (d)	138,406	138,558
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	350,434	374,432
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer Series 2011-16 Class FB, 0.308% 3/25/31 (d)	$ 1,431,399	$ 1,432,224
sequential payer floater:
Series 2005-74 Class DF, 0.508% 7/25/35 (d)	3,338,565	3,345,010
Series 2005-83 Class FP, 0.488% 10/25/35 (d)	4,136,779	4,138,678
Series 2011-23 Class AB, 2.75% 6/25/20	98,372	101,639
Freddie Mac:
floater:
Series 2711 Class FC, 1.06% 2/15/33 (d)	265,450	270,088
Series 3879 Class AF, 0.59% 6/15/41 (d)	398,206	399,983
floater planned amortization class:
Series 2953 Class LF, 0.46% 12/15/34 (d)	1,522,437	1,524,800
Series 3102 Class FD, 0.46% 1/15/36 (d)	372,271	373,196
Series 3117 Class JF, 0.46% 2/15/36 (d)	145,612	145,846
Series 4020 Class EF 0.61% 2/15/42 (d)	3,098,896	3,099,102
Series 4057 Class EF, 0.51% 12/15/41 (d)	2,515,450	2,519,198
floater sequential payer:
Series 2828 Class TF, 0.61% 10/15/30 (d)	568,082	570,462
Series 3046 Class F, 0.53% 3/15/33 (d)	1,316,951	1,314,064
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	224,420	225,345
Series 3081 Class CP 5.5% 10/15/34	244,578	249,031
Series 3792 Class DF, 0.56% 11/15/40 (d)	617,274	619,036
sequential payer:
Series 3659 Class EJ 3% 6/15/18	390,405	401,447
Series 3696 Class AE, 1.2% 7/15/15	106,013	106,390
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7666% 11/16/39 (d)	155,855	157,302
Series 2009-116 Class KF, 0.6966% 12/16/39 (d)	133,251	134,222
Series 2009-127 Class FA, 0.707% 9/20/38 (d)	184,900	186,205
Series 2010-9 Class FA, 0.6866% 1/16/40 (d)	214,333	215,821
Series 2012-149 Class LF, 0.407% 12/20/42 (d)	312,656	310,669
Series 2013-37 Class F, 0.427% 3/20/43 (d)	218,406	216,354
floater planned amortization class Series 2004-80 Class FM, 0.457% 7/20/34 (d)	326,517	326,707
floater sequential payer Series 2010-120 Class FB 0.457% 9/20/35 (d)	186,739	187,278
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 55,519	$ 56,018
Series 2010-99 Class PT, 3.5% 8/20/33	73,978	74,745
TOTAL U.S. GOVERNMENT AGENCY		26,447,931
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,273,874)		28,244,054
Commercial Mortgage Securities - 1.0%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.31% 8/15/29 (c)(d)	560,000	560,359
Del Coronado Trust floater Series 2013-HDC Class A, 0.9666% 3/15/26 (c)(d)	500,000	498,045
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9683% 12/5/31 (c)(d)	269,192	269,039
Class A2FL, 0.8683% 12/5/31 (c)(d)	350,000	348,311
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0125% 11/8/29 (c)(d)	560,000	557,765
GS Mortgage Securities Trust:
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	119,425	120,158
Series 2012-GC6 Class A1, 1.282% 1/10/45	60,577	60,857
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	198,634	198,835
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.96% 4/15/28 (c)(d)	530,000	527,531
sequential payer Series 2007-LD11 Class A2, 5.7905% 6/15/49 (d)	96,356	97,054
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.36% 7/15/19 (c)(d)	247,826	186,489
Series 2007-XLFA:
Class A2, 0.26% 10/15/20 (c)(d)	205,019	201,304
Class B, 0.29% 10/15/20 (c)(d)	440,000	429,526
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,433,412)		4,055,273
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	$ 1,375,000	$ 1,423,249
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.55% 2/7/14, VRDN (d)(e)	1,000,000	1,000,000
TOTAL MUNICIPAL SECURITIES (Cost $2,413,082)		2,423,249
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $16,386,385)	16,386,385	16,386,385
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $389,356,319)		388,678,102
NET OTHER ASSETS (LIABILITIES) - 0.1%		564,490
NET ASSETS - 100%		$ 389,242,592
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,073,899 or 15.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,010
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 238,771,417	$ -	$ 238,771,417	$ -
U.S. Government and Government Agency Obligations	4,017,208	-	4,017,208	-
U.S. Government Agency - Mortgage Securities	4,197,388	-	4,197,388	-
Asset-Backed Securities	90,583,128	-	90,583,128	-
Collateralized Mortgage Obligations	28,244,054	-	28,244,054	-
Commercial Mortgage Securities	4,055,273	-	3,868,784	186,489
Municipal Securities	2,423,249	-	2,423,249	-
Money Market Funds	16,386,385	16,386,385	-	-
Total Investments in Securities:	$ 388,678,102	$ 16,386,385	$ 372,105,228	$ 186,489
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.5%
Canada	5.7%
United Kingdom	5.0%
Netherlands	2.7%
Australia	2.5%
Japan	1.5%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $372,969,934)	$ 372,291,717
Fidelity Central Funds (cost $16,386,385)	16,386,385
Total Investments (cost $389,356,319)		$ 388,678,102
Receivable for fund shares sold		425,366
Interest receivable		500,667
Distributions receivable from Fidelity Central Funds		1,441
Receivable from investment adviser for expense reductions		104
Total assets		389,605,680

Liabilities
Payable for fund shares redeemed	206,026
Distributions payable	1,905
Accrued management fee	105,032
Transfer agent fee payable	34,888
Distribution and service plan fees payable	2,355
Other affiliated payables	12,868
Other payables and accrued expenses	14
Total liabilities		363,088

Net Assets		$ 389,242,592
Net Assets consist of:
Paid in capital		$ 516,192,926
Undistributed net investment income		262,016
Accumulated undistributed net realized gain (loss) on investments		(126,534,133)
Net unrealized appreciation (depreciation) on investments		(678,217)
Net Assets		$ 389,242,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,432,715 ÷ 1,627,747 shares)	$ 8.25

Maximum offering price per share (100/98.50 of $8.25)	$ 8.38
Class T: Net Asset Value and redemption price per share ($3,311,269 ÷ 401,266 shares)	$ 8.25

Maximum offering price per share (100/98.50 of $8.25)	$ 8.38
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($370,306,863 ÷ 44,865,580 shares)	$ 8.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,191,745 ÷ 265,566 shares)	$ 8.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,489,151
Income from Fidelity Central Funds		9,010
Total income		1,498,161

Expenses
Management fee	$ 640,963
Transfer agent fees	212,232
Distribution and service plan fees	15,645
Fund wide operations fee	76,837
Independent trustees' compensation	798
Miscellaneous	352
Total expenses before reductions	946,827
Expense reductions	(1,708)	945,119
Net investment income (loss)		553,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		185,611
Change in net unrealized appreciation (depreciation) on investment securities		598,668
Net gain (loss)		784,279
Net increase (decrease) in net assets resulting from operations		$ 1,337,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,042	$ 1,392,776
Net realized gain (loss)	185,611	481,503
Change in net unrealized appreciation (depreciation)	598,668	300,270
Net increase (decrease) in net assets resulting from operations	1,337,321	2,174,549
Distributions to shareholders from net investment income	(548,418)	(1,172,776)
Distributions to shareholders from net realized gain	(49,489)	-
Total distributions	(597,907)	(1,172,776)
Share transactions - net increase (decrease)	(25,327,931)	87,110,349
Redemption fees	5,242	11,859
Total increase (decrease) in net assets	(24,583,275)	88,123,981

Net Assets
Beginning of period	413,825,867	325,701,886
End of period (including undistributed net investment income of $262,016 and undistributed net investment income of $257,392, respectively)	$ 389,242,592	$ 413,825,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) E	.003	.017	.023	.013	.047	.091
Net realized and unrealized gain (loss)	.011	.025	.007	.051	.040	(.167)
Total from investment operations	.014	.042	.030	.064	.087	(.076)
Distributions from net investment income	(.003)	(.012)	(.020)	(.015)	(.047)	(.071)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.004)	(.012)	(.020)	(.015)	(.047)	(.074)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C,D	.17%	.52%	.36%	.80%	1.08%	(.92)%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.65%	.66%	.63%	.64%	.68%
Expenses net of fee waivers, if any	.64% A	.65%	.66%	.63%	.64%	.68%
Expenses net of all reductions	.64% A	.65%	.66%	.63%	.64%	.67%
Net investment income (loss)	.08% A	.20%	.28%	.16%	.58%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,433	$ 18,620	$ 15,635	$ 12,242	$ 18,129	$ 8,033
Portfolio turnover rate G	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) E	.001	.013	.019	.009	.044	.090
Net realized and unrealized gain (loss)	.011	.026	.007	.052	.040	(.168)
Total from investment operations	.012	.039	.026	.061	.084	(.078)
Distributions from net investment income	(.001)	(.009)	(.016)	(.012)	(.044)	(.069)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.002)	(.009)	(.016)	(.012)	(.044)	(.072)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C,D	.15%	.48%	.32%	.76%	1.03%	(.94)%
Ratios to Average Net Assets F,H
Expenses before reductions	.75% A	.75%	.72%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.68%	.68%	.69%
Expenses net of all reductions	.70% A	.70%	.70%	.68%	.68%	.69%
Net investment income (loss)	.02% A	.16%	.23%	.12%	.54%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,311	$ 3,542	$ 3,312	$ 4,811	$ 5,334	$ 3,114
Portfolio turnover rate G	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) D	.012	.034	.040	.028	.063	.111
Net realized and unrealized gain (loss)	.010	.025	.006	.051	.040	(.169)
Total from investment operations	.022	.059	.046	.079	.103	(.058)
Distributions from net investment income	(.011)	(.029)	(.036)	(.030)	(.063)	(.088)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.004)
Total distributions	(.012)	(.029)	(.036)	(.030)	(.063)	(.092)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C	.27%	.72%	.57%	.99%	1.27%	(.70)%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.28% A	.41%	.48%	.34%	.77%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,307	$ 384,116	$ 291,005	$ 239,921	$ 239,266	$ 217,282
Portfolio turnover rate F	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) D	.012	.029	.037	.025	.057	.102
Net realized and unrealized gain (loss)	.012	.025	.009	.051	.040	(.168)
Total from investment operations	.024	.054	.046	.076	.097	(.066)
Distributions from net investment income	(.013)	(.024)	(.036)	(.027)	(.057)	(.081)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.014)	(.024)	(.036)	(.027)	(.057)	(.084)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C	.29%	.65%	.56%	.95%	1.20%	(.80)%
Ratios to Average Net Assets E,G
Expenses before reductions	.44% A	.51%	.48%	.49%	.52%	.58%
Expenses net of fee waivers, if any	.44% A	.51%	.48%	.49%	.52%	.55%
Expenses net of all reductions	.44% A	.51%	.48%	.49%	.52%	.54%
Net investment income (loss)	.28% A	.35%	.45%	.31%	.70%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,192	$ 7,548	$ 15,750	$ 2,245	$ 1,206	$ 623
Portfolio turnover rate F	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on August 2, 2013, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, premium on debt securities, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,191,542
Gross unrealized depreciation	(1,738,351)
Net unrealized appreciation (depreciation) on securities and other investments	$ (546,809)

Tax cost	$ 389,224,911

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,054,895)
Total capital loss carryforward	$ (126,670,255)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .25% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $89,764,021 and $90,984,073, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 13,037	$ 306
Class T	-%	.15%	2,608	-
			$ 15,645	$ 306

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 509
Class T	195
$ 704

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,977.15
Class T	4,427.25
Ultra-Short Bond	193,232.10
Institutional Class	1,596.09
	$ 212,232

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $352 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	.70%	$ 855

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $844.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 6,833	$ 23,478
Class T	573	3,636
Ultra-Short Bond	536,182	1,122,291
Institutional Class	4,830	23,371
Total	$ 548,418	$ 1,172,776
From net realized gain
Class A	$ 1,981	$ -
Class T	414	-
Ultra-Short Bond	46,799	-
Institutional Class	295	-
Total	$ 49,489	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	176,335	1,245,078	$ 1,453,616	$ 10,260,424
Reinvestment of distributions	961	2,430	7,929	20,006
Shares redeemed	(809,980)	(891,404)	(6,680,304)	(7,343,122)
Net increase (decrease)	(632,684)	356,104	$ (5,218,759)	$ 2,937,308
Class T
Shares sold	32,221	200,020	$ 265,613	$ 1,648,091
Reinvestment of distributions	113	415	930	3,416
Shares redeemed	(61,050)	(173,781)	(503,366)	(1,431,755)
Net increase (decrease)	(28,716)	26,654	$ (236,823)	$ 219,752
Ultra-Short Bond
Shares sold	7,409,490	19,772,594	$ 61,113,509	$ 162,947,538
Reinvestment of distributions	69,028	134,015	569,373	1,103,898
Shares redeemed	(9,236,989)	(8,722,670)	(76,193,175)	(71,872,636)
Net increase (decrease)	(1,758,471)	11,183,939	$ (14,510,293)	$ 92,178,800
Institutional Class
Shares sold	17,870	530,266	$ 147,262	$ 4,367,986
Reinvestment of distributions	358	2,501	2,951	20,594
Shares redeemed	(668,900)	(1,534,751)	(5,512,269)	(12,614,091)
Net increase (decrease)	(650,672)	(1,001,984)	$ (5,362,056)	$ (8,225,511)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In March 2014, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about June 13, 2014. In connection with the liquidation, the Fund will be closed to new investors on April 25, 2014 and the Fund will remove its 0.25% redemption fee on shares held less than 60 days, effective March 14, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ULB-USAN-0314
1.789738.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Class A and Class T

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	.64%
Actual		$ 1,000.00	$ 1,001.70	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,001.50	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,002.70	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,002.90	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
U.S. Government and U.S. Government Agency Obligations 8.9%	U.S. Government and U.S. Government Agency Obligations 10.9%
AAA 24.5%	AAA 23.6%
AA 13.4%	AA 13.5%
A 30.8%	A 29.9%
BBB 17.7%	BBB 15.1%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2014
6 months ago
Years	1.5	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	0.4	0.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Corporate Bonds 61.4%		Corporate Bonds 57.5%
	U.S. Government and U.S. Government Agency Obligations 8.9%		U.S. Government and U.S. Government Agency Obligations 10.9%
	Asset-Backed Securities 23.3%		Asset-Backed Securities 22.0%
	CMOs and Other Mortgage Related Securities 1.5%		CMOs and Other Mortgage Related Securities 1.8%
	Municipal Bonds 0.4%		Municipal Bonds 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.0%
* Foreign investments	18.5%	** Foreign investments	18.0%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 2.0%
Daimler Finance North America LLC:
0.8421% 1/9/15 (c)(d)	$ 2,000,000	$ 2,007,176
1.0204% 4/10/14 (c)(d)	1,250,000	1,251,969
Volkswagen International Finance NV:
0.8374% 11/20/14 (c)(d)	2,000,000	2,007,142
0.8566% 4/1/14 (c)(d)	2,500,000	2,501,725
		7,768,012
Media - 1.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,997,000	2,052,447
NBCUniversal Enterprise, Inc. 0.7759% 4/15/16 (c)(d)	3,000,000	3,013,074
NBCUniversal, Inc. 3.65% 4/30/15	354,000	367,492
		5,433,013
TOTAL CONSUMER DISCRETIONARY		13,201,025
CONSUMER STAPLES - 0.9%
Beverages - 0.6%
PepsiCo, Inc. 0.4466% 2/26/16 (d)	2,500,000	2,500,038
Food Products - 0.3%
General Mills, Inc. 0.5361% 1/29/16 (d)	609,000	609,240
Kellogg Co. 0.4693% 2/13/15 (d)	522,000	522,539
		1,131,779
TOTAL CONSUMER STAPLES		3,631,817
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.1691% 6/2/14 (d)	1,226,000	1,229,319
Oil, Gas & Consumable Fuels - 2.7%
Devon Energy Corp. 0.6944% 12/15/15 (d)	2,000,000	2,001,856
Enbridge, Inc. 0.8966% 10/1/16 (d)	1,000,000	1,002,908
Petrobras Global Finance BV 1.8574% 5/20/16 (d)	1,000,000	985,000
Total Capital Canada Ltd. 0.6189% 1/15/16 (d)	3,000,000	3,013,737
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (d)	3,416,000	3,443,055
		10,446,556
TOTAL ENERGY		11,675,875
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 45.6%
Capital Markets - 7.3%
Goldman Sachs Group, Inc. 0.6959% 3/22/16 (d)	$ 6,000,000	$ 5,975,064
JPMorgan Chase & Co.:
0.8566% 2/26/16 (d)	2,000,000	2,008,232
0.8989% 10/15/15 (d)	8,951,000	8,999,255
Merrill Lynch & Co., Inc. 0.6989% 1/15/15 (d)	3,500,000	3,504,554
Morgan Stanley:
1.1944% 12/19/14 (d)	2,500,000	2,510,988
1.4876% 2/25/16 (d)	2,500,000	2,533,668
The Bank of New York Mellon Corp.:
0.4666% 10/23/15 (d)	1,000,000	1,000,675
0.5054% 7/28/14 (d)	2,000,000	2,001,692
		28,534,128
Commercial Banks - 20.2%
ABN AMRO Bank NV 1.0354% 10/28/16 (c)(d)	2,000,000	2,008,218
ANZ Banking Group Ltd. 0.4377% 5/7/15 (c)(d)	1,000,000	1,000,760
Bank of Montreal 0.7126% 9/11/15 (d)	2,400,000	2,411,484
Bank of Nova Scotia 1.2817% 1/12/15 (d)	1,000,000	1,009,705
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.6866% 2/26/16 (c)(d)	2,000,000	2,002,092
BNP Paribas SA 0.8319% 12/12/16 (d)	504,000	505,570
BPCE SA 1.4886% 4/25/16 (d)	2,000,000	2,025,938
Branch Banking & Trust Co. 0.6754% 12/1/16 (d)	2,000,000	1,998,874
Capital One NA 0.6959% 3/22/16 (d)	1,000,000	999,000
Commonwealth Bank of Australia:
0.9739% 3/17/14 (c)(d)	2,500,000	2,502,690
1.0429% 9/18/15 (c)(d)	1,000,000	1,010,196
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7229% 3/18/16 (d)	3,030,000	3,044,741
Credit Suisse New York Branch 3.5% 3/23/15	3,000,000	3,100,134
Danske Bank A/S 1.2917% 4/14/14 (c)(d)	500,000	500,761
Fifth Third Bank:
0.6466% 2/26/16 (d)	2,000,000	2,003,318
0.7474% 11/18/16 (d)	1,000,000	1,003,069
KeyBank NA:
0.7266% 11/25/16 (d)	1,200,000	1,202,669
5.8% 7/1/14	2,000,000	2,042,862
National Australia Bank Ltd. 0.5371% 1/22/15 (c)(d)	1,500,000	1,503,666
Nordea Bank AB 0.6993% 5/13/16 (c)(d)	1,500,000	1,504,418
PNC Bank NA 0.5454% 1/28/16 (d)	2,000,000	2,002,654
Rabobank (Netherlands) NV 0.5917% 4/14/14 (d)	3,250,000	3,252,597
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada:
0.4461% 4/29/15 (d)	$ 2,000,000	$ 2,003,200
0.6116% 3/8/16 (d)	2,500,000	2,506,768
0.7016% 9/9/16 (d)	2,000,000	2,007,768
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,022,934
Sumitomo Mitsui Banking Corp.:
0.6704% 1/10/17 (d)	2,000,000	2,001,170
1.1871% 7/22/14 (c)(d)	1,801,000	1,807,975
SunTrust Banks, Inc. 0.5466% 4/1/15 (d)	3,509,000	3,493,153
Svenska Handelsbanken AB 0.6959% 3/21/16 (d)	2,000,000	2,006,028
The Toronto Dominion Bank:
0.4454% 5/1/15 (d)	500,000	500,372
0.5417% 7/14/14 (d)	2,000,000	2,003,042
0.7016% 9/9/16 (d)	2,000,000	2,005,704
U.S. Bank NA 0.5217% 10/14/14 (d)	1,510,000	1,512,078
Union Bank NA:
0.9959% 9/26/16 (d)	2,000,000	2,017,306
1.1919% 6/6/14 (d)	2,480,000	2,487,008
Wachovia Bank NA 0.622% 11/3/14 (d)	3,500,000	3,505,201
Wells Fargo Bank NA:
0.4485% 5/16/16 (d)	4,000,000	3,976,772
0.5166% 7/20/15 (d)	2,000,000	2,004,642
Westpac Banking Corp.:
0.9766% 3/31/14 (c)(d)	1,000,000	1,001,078
1.0059% 9/25/15 (d)	2,000,000	2,018,638
		78,516,253
Consumer Finance - 10.6%
American Express Credit Corp.:
0.6893% 11/13/15 (d)	3,995,000	4,007,752
1.3419% 6/12/15 (d)	1,000,000	1,012,912
American Honda Finance Corp.:
0.6116% 5/26/16 (c)(d)	2,000,000	2,005,782
0.7399% 10/7/16 (d)	4,000,000	4,027,620
Capital One Financial Corp.:
0.8781% 11/6/15 (d)	2,500,000	2,506,095
1.3889% 7/15/14 (d)	6,540,000	6,563,668
Caterpillar Financial Services Corp.:
0.4766% 2/26/16 (d)	1,063,000	1,065,435
0.5894% 2/9/15 (d)	2,000,000	2,005,664
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
1.3376% 8/28/14 (d)	$ 1,000,000	$ 1,004,014
1.4894% 5/9/16 (d)	1,000,000	1,016,355
General Electric Capital Corp.:
0.4717% 1/14/16 (d)	2,000,000	2,001,170
0.8394% 1/8/16 (d)	9,000,000	9,066,651
0.8917% 7/12/16 (d)	1,000,000	1,009,256
John Deere Capital Corp. 0.3117% 1/12/15 (d)	2,000,000	2,001,208
Toyota Motor Credit Corp. 0.4091% 11/21/14 (d)	2,000,000	2,002,922
		41,296,504
Diversified Financial Services - 5.0%
BP Capital Markets PLC 0.5677% 11/6/15 (d)	4,000,000	4,006,280
Citigroup, Inc.:
0.9206% 11/15/16 (d)	2,500,000	2,512,875
1.0366% 4/1/16 (d)	5,000,000	5,031,285
1.1986% 7/25/16 (d)	3,000,000	3,033,930
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(d)	5,000,000	5,015,345
		19,599,715
Insurance - 2.2%
American International Group, Inc. 3% 3/20/15	3,000,000	3,080,889
Pricoa Global Funding I 0.5081% 8/19/15 (c)(d)	3,000,000	3,006,015
Principal Life Global Funding II:
0.6059% 5/27/16 (c)(d)	1,000,000	1,001,631
0.8671% 7/9/14 (c)(d)	1,500,000	1,504,005
		8,592,540
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,024,728
TOTAL FINANCIALS		177,563,868
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc. 0.3616% 8/28/14 (d)	3,000,000	3,000,930
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.4%
AbbVie, Inc.:
0.9981% 11/6/15 (d)	$ 1,000,000	$ 1,009,598
1.2% 11/6/15	500,000	505,122
		1,514,720
TOTAL HEALTH CARE		4,515,650
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.3%
The Western Union Co. 1.2391% 8/21/15 (d)	1,000,000	1,003,224
Office Electronics - 0.6%
Xerox Corp. 1.0585% 5/16/14 (d)	2,458,000	2,461,601
TOTAL INFORMATION TECHNOLOGY		3,464,825
MATERIALS - 1.6%
Metals & Mining - 1.6%
Rio Tinto Finance (U.S.A.) PLC:
0.7944% 6/19/15 (d)	3,500,000	3,507,784
1.0839% 6/17/16 (d)	2,500,000	2,522,380
		6,030,164
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.5%
AT&T, Inc. 0.6244% 2/12/16 (d)	3,000,000	2,997,930
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,014,702
British Telecommunications PLC 2% 6/22/15	2,000,000	2,035,336
Verizon Communications, Inc.:
0.4419% 3/6/15 (c)(d)	3,590,000	3,587,027
1.7729% 9/15/16 (d)	3,000,000	3,088,548
		13,723,543
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC 0.6231% 2/19/16 (d)	4,000,000	3,995,640
TOTAL TELECOMMUNICATION SERVICES		17,719,183
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
Duke Energy Corp. 3.95% 9/15/14	$ 431,000	$ 440,173
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	528,837
		969,010
TOTAL NONCONVERTIBLE BONDS (Cost $237,979,153)		238,771,417
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,014,784)	4,000,000	4,017,208
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.252% 11/1/34 (d)	351,111	370,992
2.377% 7/1/35 (d)	583,538	617,230
2.398% 10/1/35 (d)	741,094	784,936
2.414% 2/1/34 (d)	173,323	180,319
2.422% 6/1/35 (d)	318,017	337,893
2.425% 6/1/35 (d)	723,371	760,586
2.427% 12/1/34 (d)	340,413	361,354
2.43% 7/1/34 (d)	360,081	382,586
2.485% 11/1/34 (d)	377,875	401,492
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,048,106)		4,197,388
Asset-Backed Securities - 23.3%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	266,059	266,916
Series 2012-2 Class A3, 0.74% 4/15/16	1,394,101	1,396,526
Series 2012-SN1:
Class A2, 0.51% 12/22/14	256,473	256,524
Class A3, 0.57% 8/20/15	2,400,000	2,402,525
Series 2013-SN1 Class A2, 0.52% 5/20/15	1,686,311	1,687,228
Ally Master Owner Trust:
Series 2010-4 Class A, 1.23% 8/15/17 (d)	3,000,000	3,028,479
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	220,796
Series 2012-2 Class A, 0.66% 3/15/16 (d)	1,000,000	1,000,187
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-3 Class A2, 1.21% 6/15/17	$ 2,000,000	$ 2,011,438
Series 2013-1 Class A1, 0.61% 2/15/18 (d)	2,000,000	2,001,104
AmeriCredit Auto Receivables Trust:
Series 2012-2:
Class A2, 0.76% 10/8/15	171,968	171,989
Class A3, 1.05% 10/11/16	400,000	400,705
Series 2012-5 Class A2, 0.51% 1/8/16	437,573	437,661
Series 2013-3 Class A2, 0.68% 10/11/16	470,303	470,422
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5666% 9/15/17 (c)(d)	2,260,000	2,260,462
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3466% 2/15/19 (d)	5,000,000	4,997,123
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	520,354	520,447
Chase Issuance Trust Series 2012-A5 Class A5, 0.59% 8/15/17	5,000,000	5,007,111
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	285,481	285,874
Series 2013-VT1 Class A2, 0.65% 3/21/16 (c)	2,000,000	2,000,027
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.258% 4/24/17 (d)	5,000,000	4,998,403
CNH Equipment Trust:
Series 2012-D Class A2, 0.45% 4/15/16	333,849	333,880
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	999,827
Discover Card Master Trust Series 2012-A5 Class A5, 0.36% 1/16/18 (d)	7,500,000	7,505,456
Fannie Mae Series 2004-T5:
Class AB1, 0.6882% 5/28/35 (d)	80,751	74,759
Class AB3, 0.9942% 5/28/35 (d)	32,052	29,514
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	800,000	801,614
Series 2013-B Class A2A, 0.59% 1/15/16	2,000,000	2,001,813
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	276,332	276,367
Ford Credit Floorplan Master Owner Trust:
Series 2012-4 Class A1, 0.74% 9/15/16	3,085,000	3,089,089
Series 2013-3Q Class A2, 0.4666% 6/15/17 (d)	500,000	500,267
Fremont Home Loan Trust Series 2005-A Class M4, 1.178% 1/25/35 (d)	120,877	48,306
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	860,196
Series 2012-4 Class A, 0.46% 6/15/18 (d)	5,000,000	4,993,700
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 71,390	$ 71,416
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,603,696
Home Equity Asset Trust Series 2003-5 Class A2, 0.858% 12/25/33 (d)	10,566	9,819
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,440,465	1,443,783
Series 2013-A Class A2, 0.51% 9/15/15 (c)	2,207,801	2,209,199
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,841,911
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.51% 5/15/18 (c)(d)	580,000	578,804
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	406,295
Series 2012-B Class A2, 0.43% 2/17/15	388,323	388,336
Mercedes-Benz Auto Lease Trust:
Series 2013-A Class A2, 0.39% 6/15/15	1,995,817	1,996,426
Series 2013-B Class A2, 0.88% 9/15/15	1,000,000	999,906
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.43% 11/15/16 (c)(d)	2,370,000	2,369,813
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 1.098% 8/25/35 (d)	20,366	20,646
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.838% 8/25/34 (d)	65,756	65,905
Nissan Auto Lease Trust:
Series 2013-A Class A2A, 0.45% 9/15/15	2,888,541	2,888,233
Series 2013-B Class A2A, 0.57% 1/15/16	2,000,000	2,001,405
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6366% 5/15/17 (d)	2,250,000	2,256,138
Series 2013-A Class A, 0.4666% 2/15/18 (d)	1,000,000	999,794
Ocala Funding LLC Series 2006-1A Class A, 1.557% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.608% 9/25/34 (d)	435,000	251,989
Porsche Innovative Lease Owner Trust:
Series 2012-1 Class A2, 0.44% 2/23/15 (c)	31,805	31,807
Series 2013-1 Class A2, 0.54% 1/22/16 (c)	2,000,000	2,000,899
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.958% 4/25/33 (d)	1,451	1,375
Santander Drive Auto Receivables Trust:
Series 2013-1 Class A2, 0.48% 2/16/16	277,112	277,133
Series 2013-2 Class A2, 0.47% 3/15/16	508,962	508,991
Series 2013-3 Class A2, 0.55% 9/15/16	1,439,408	1,439,976
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust: - continued
Series 2014-1 Class A2A, 0.66% 6/15/17	$ 1,000,000	$ 1,000,054
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.318% 2/27/17 (d)	493,867	493,816
Series 2012-7 Class A2, 0.438% 9/25/19 (d)	1,000,000	997,568
Series 2013-1 Class A2, 0.408% 9/25/19 (d)	2,000,000	1,992,809
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.018% 9/25/34 (d)	21,802	20,725
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	114,056	114,071
World Omni Auto Receivables Trust Series 2013-A Class A2, 0.43% 5/16/16	1,962,738	1,963,655
TOTAL ASSET-BACKED SECURITIES (Cost $91,807,523)		90,583,128
Collateralized Mortgage Obligations - 7.3%

Private Sponsor - 0.5%
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.297% 12/20/54 (c)(d)	491,454	485,999
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (d)	363,480	362,013
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6366% 1/20/44 (d)	30,363	30,205
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (d)	572,992	569,012
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (d)	208,410	206,989
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.488% 12/25/34 (d)	150,368	141,905
TOTAL PRIVATE SPONSOR		1,796,123
U.S. Government Agency - 6.8%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.658% 4/25/33 (d)	919,841	930,199
Series 2006-33 Class CF, 0.458% 5/25/36 (d)	109,501	109,615
Series 2008-76 Class EF, 0.658% 9/25/23 (d)	28,872	28,994
Series 2010-86 Class FE, 0.608% 8/25/25 (d)	173,517	174,611
floater planned amortization class:
Series 2004-52 Class PF 0.608% 12/25/33 (d)	1,979,500	1,990,662
Series 2005-90 Class FC, 0.408% 10/25/35 (d)	138,406	138,558
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	350,434	374,432
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer Series 2011-16 Class FB, 0.308% 3/25/31 (d)	$ 1,431,399	$ 1,432,224
sequential payer floater:
Series 2005-74 Class DF, 0.508% 7/25/35 (d)	3,338,565	3,345,010
Series 2005-83 Class FP, 0.488% 10/25/35 (d)	4,136,779	4,138,678
Series 2011-23 Class AB, 2.75% 6/25/20	98,372	101,639
Freddie Mac:
floater:
Series 2711 Class FC, 1.06% 2/15/33 (d)	265,450	270,088
Series 3879 Class AF, 0.59% 6/15/41 (d)	398,206	399,983
floater planned amortization class:
Series 2953 Class LF, 0.46% 12/15/34 (d)	1,522,437	1,524,800
Series 3102 Class FD, 0.46% 1/15/36 (d)	372,271	373,196
Series 3117 Class JF, 0.46% 2/15/36 (d)	145,612	145,846
Series 4020 Class EF 0.61% 2/15/42 (d)	3,098,896	3,099,102
Series 4057 Class EF, 0.51% 12/15/41 (d)	2,515,450	2,519,198
floater sequential payer:
Series 2828 Class TF, 0.61% 10/15/30 (d)	568,082	570,462
Series 3046 Class F, 0.53% 3/15/33 (d)	1,316,951	1,314,064
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	224,420	225,345
Series 3081 Class CP 5.5% 10/15/34	244,578	249,031
Series 3792 Class DF, 0.56% 11/15/40 (d)	617,274	619,036
sequential payer:
Series 3659 Class EJ 3% 6/15/18	390,405	401,447
Series 3696 Class AE, 1.2% 7/15/15	106,013	106,390
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7666% 11/16/39 (d)	155,855	157,302
Series 2009-116 Class KF, 0.6966% 12/16/39 (d)	133,251	134,222
Series 2009-127 Class FA, 0.707% 9/20/38 (d)	184,900	186,205
Series 2010-9 Class FA, 0.6866% 1/16/40 (d)	214,333	215,821
Series 2012-149 Class LF, 0.407% 12/20/42 (d)	312,656	310,669
Series 2013-37 Class F, 0.427% 3/20/43 (d)	218,406	216,354
floater planned amortization class Series 2004-80 Class FM, 0.457% 7/20/34 (d)	326,517	326,707
floater sequential payer Series 2010-120 Class FB 0.457% 9/20/35 (d)	186,739	187,278
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 55,519	$ 56,018
Series 2010-99 Class PT, 3.5% 8/20/33	73,978	74,745
TOTAL U.S. GOVERNMENT AGENCY		26,447,931
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,273,874)		28,244,054
Commercial Mortgage Securities - 1.0%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.31% 8/15/29 (c)(d)	560,000	560,359
Del Coronado Trust floater Series 2013-HDC Class A, 0.9666% 3/15/26 (c)(d)	500,000	498,045
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9683% 12/5/31 (c)(d)	269,192	269,039
Class A2FL, 0.8683% 12/5/31 (c)(d)	350,000	348,311
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0125% 11/8/29 (c)(d)	560,000	557,765
GS Mortgage Securities Trust:
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	119,425	120,158
Series 2012-GC6 Class A1, 1.282% 1/10/45	60,577	60,857
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	198,634	198,835
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.96% 4/15/28 (c)(d)	530,000	527,531
sequential payer Series 2007-LD11 Class A2, 5.7905% 6/15/49 (d)	96,356	97,054
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.36% 7/15/19 (c)(d)	247,826	186,489
Series 2007-XLFA:
Class A2, 0.26% 10/15/20 (c)(d)	205,019	201,304
Class B, 0.29% 10/15/20 (c)(d)	440,000	429,526
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,433,412)		4,055,273
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	$ 1,375,000	$ 1,423,249
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.55% 2/7/14, VRDN (d)(e)	1,000,000	1,000,000
TOTAL MUNICIPAL SECURITIES (Cost $2,413,082)		2,423,249
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $16,386,385)	16,386,385	16,386,385
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $389,356,319)		388,678,102
NET OTHER ASSETS (LIABILITIES) - 0.1%		564,490
NET ASSETS - 100%		$ 389,242,592
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,073,899 or 15.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,010
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 238,771,417	$ -	$ 238,771,417	$ -
U.S. Government and Government Agency Obligations	4,017,208	-	4,017,208	-
U.S. Government Agency - Mortgage Securities	4,197,388	-	4,197,388	-
Asset-Backed Securities	90,583,128	-	90,583,128	-
Collateralized Mortgage Obligations	28,244,054	-	28,244,054	-
Commercial Mortgage Securities	4,055,273	-	3,868,784	186,489
Municipal Securities	2,423,249	-	2,423,249	-
Money Market Funds	16,386,385	16,386,385	-	-
Total Investments in Securities:	$ 388,678,102	$ 16,386,385	$ 372,105,228	$ 186,489
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.5%
Canada	5.7%
United Kingdom	5.0%
Netherlands	2.7%
Australia	2.5%
Japan	1.5%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $372,969,934)	$ 372,291,717
Fidelity Central Funds (cost $16,386,385)	16,386,385
Total Investments (cost $389,356,319)		$ 388,678,102
Receivable for fund shares sold		425,366
Interest receivable		500,667
Distributions receivable from Fidelity Central Funds		1,441
Receivable from investment adviser for expense reductions		104
Total assets		389,605,680

Liabilities
Payable for fund shares redeemed	206,026
Distributions payable	1,905
Accrued management fee	105,032
Transfer agent fee payable	34,888
Distribution and service plan fees payable	2,355
Other affiliated payables	12,868
Other payables and accrued expenses	14
Total liabilities		363,088

Net Assets		$ 389,242,592
Net Assets consist of:
Paid in capital		$ 516,192,926
Undistributed net investment income		262,016
Accumulated undistributed net realized gain (loss) on investments		(126,534,133)
Net unrealized appreciation (depreciation) on investments		(678,217)
Net Assets		$ 389,242,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,432,715 ÷ 1,627,747 shares)	$ 8.25

Maximum offering price per share (100/98.50 of $8.25)	$ 8.38
Class T: Net Asset Value and redemption price per share ($3,311,269 ÷ 401,266 shares)	$ 8.25

Maximum offering price per share (100/98.50 of $8.25)	$ 8.38
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($370,306,863 ÷ 44,865,580 shares)	$ 8.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,191,745 ÷ 265,566 shares)	$ 8.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,489,151
Income from Fidelity Central Funds		9,010
Total income		1,498,161

Expenses
Management fee	$ 640,963
Transfer agent fees	212,232
Distribution and service plan fees	15,645
Fund wide operations fee	76,837
Independent trustees' compensation	798
Miscellaneous	352
Total expenses before reductions	946,827
Expense reductions	(1,708)	945,119
Net investment income (loss)		553,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		185,611
Change in net unrealized appreciation (depreciation) on investment securities		598,668
Net gain (loss)		784,279
Net increase (decrease) in net assets resulting from operations		$ 1,337,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,042	$ 1,392,776
Net realized gain (loss)	185,611	481,503
Change in net unrealized appreciation (depreciation)	598,668	300,270
Net increase (decrease) in net assets resulting from operations	1,337,321	2,174,549
Distributions to shareholders from net investment income	(548,418)	(1,172,776)
Distributions to shareholders from net realized gain	(49,489)	-
Total distributions	(597,907)	(1,172,776)
Share transactions - net increase (decrease)	(25,327,931)	87,110,349
Redemption fees	5,242	11,859
Total increase (decrease) in net assets	(24,583,275)	88,123,981

Net Assets
Beginning of period	413,825,867	325,701,886
End of period (including undistributed net investment income of $262,016 and undistributed net investment income of $257,392, respectively)	$ 389,242,592	$ 413,825,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) E	.003	.017	.023	.013	.047	.091
Net realized and unrealized gain (loss)	.011	.025	.007	.051	.040	(.167)
Total from investment operations	.014	.042	.030	.064	.087	(.076)
Distributions from net investment income	(.003)	(.012)	(.020)	(.015)	(.047)	(.071)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.004)	(.012)	(.020)	(.015)	(.047)	(.074)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C,D	.17%	.52%	.36%	.80%	1.08%	(.92)%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.65%	.66%	.63%	.64%	.68%
Expenses net of fee waivers, if any	.64% A	.65%	.66%	.63%	.64%	.68%
Expenses net of all reductions	.64% A	.65%	.66%	.63%	.64%	.67%
Net investment income (loss)	.08% A	.20%	.28%	.16%	.58%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,433	$ 18,620	$ 15,635	$ 12,242	$ 18,129	$ 8,033
Portfolio turnover rate G	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) E	.001	.013	.019	.009	.044	.090
Net realized and unrealized gain (loss)	.011	.026	.007	.052	.040	(.168)
Total from investment operations	.012	.039	.026	.061	.084	(.078)
Distributions from net investment income	(.001)	(.009)	(.016)	(.012)	(.044)	(.069)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.002)	(.009)	(.016)	(.012)	(.044)	(.072)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C,D	.15%	.48%	.32%	.76%	1.03%	(.94)%
Ratios to Average Net Assets F,H
Expenses before reductions	.75% A	.75%	.72%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.68%	.68%	.69%
Expenses net of all reductions	.70% A	.70%	.70%	.68%	.68%	.69%
Net investment income (loss)	.02% A	.16%	.23%	.12%	.54%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,311	$ 3,542	$ 3,312	$ 4,811	$ 5,334	$ 3,114
Portfolio turnover rate G	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) D	.012	.034	.040	.028	.063	.111
Net realized and unrealized gain (loss)	.010	.025	.006	.051	.040	(.169)
Total from investment operations	.022	.059	.046	.079	.103	(.058)
Distributions from net investment income	(.011)	(.029)	(.036)	(.030)	(.063)	(.088)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.004)
Total distributions	(.012)	(.029)	(.036)	(.030)	(.063)	(.092)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C	.27%	.72%	.57%	.99%	1.27%	(.70)%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.28% A	.41%	.48%	.34%	.77%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,307	$ 384,116	$ 291,005	$ 239,921	$ 239,266	$ 217,282
Portfolio turnover rate F	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) D	.012	.029	.037	.025	.057	.102
Net realized and unrealized gain (loss)	.012	.025	.009	.051	.040	(.168)
Total from investment operations	.024	.054	.046	.076	.097	(.066)
Distributions from net investment income	(.013)	(.024)	(.036)	(.027)	(.057)	(.081)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.014)	(.024)	(.036)	(.027)	(.057)	(.084)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C	.29%	.65%	.56%	.95%	1.20%	(.80)%
Ratios to Average Net Assets E,G
Expenses before reductions	.44% A	.51%	.48%	.49%	.52%	.58%
Expenses net of fee waivers, if any	.44% A	.51%	.48%	.49%	.52%	.55%
Expenses net of all reductions	.44% A	.51%	.48%	.49%	.52%	.54%
Net investment income (loss)	.28% A	.35%	.45%	.31%	.70%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,192	$ 7,548	$ 15,750	$ 2,245	$ 1,206	$ 623
Portfolio turnover rate F	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on August 2, 2013, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, premium on debt securities, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,191,542
Gross unrealized depreciation	(1,738,351)
Net unrealized appreciation (depreciation) on securities and other investments	$ (546,809)

Tax cost	$ 389,224,911

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,054,895)
Total capital loss carryforward	$ (126,670,255)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .25% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $89,764,021 and $90,984,073, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 13,037	$ 306
Class T	-%	.15%	2,608	-
			$ 15,645	$ 306

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 509
Class T	195
$ 704

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,977.15
Class T	4,427.25
Ultra-Short Bond	193,232.10
Institutional Class	1,596.09
	$ 212,232

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $352 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	.70%	$ 855

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $844.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 6,833	$ 23,478
Class T	573	3,636
Ultra-Short Bond	536,182	1,122,291
Institutional Class	4,830	23,371
Total	$ 548,418	$ 1,172,776
From net realized gain
Class A	$ 1,981	$ -
Class T	414	-
Ultra-Short Bond	46,799	-
Institutional Class	295	-
Total	$ 49,489	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	176,335	1,245,078	$ 1,453,616	$ 10,260,424
Reinvestment of distributions	961	2,430	7,929	20,006
Shares redeemed	(809,980)	(891,404)	(6,680,304)	(7,343,122)
Net increase (decrease)	(632,684)	356,104	$ (5,218,759)	$ 2,937,308
Class T
Shares sold	32,221	200,020	$ 265,613	$ 1,648,091
Reinvestment of distributions	113	415	930	3,416
Shares redeemed	(61,050)	(173,781)	(503,366)	(1,431,755)
Net increase (decrease)	(28,716)	26,654	$ (236,823)	$ 219,752
Ultra-Short Bond
Shares sold	7,409,490	19,772,594	$ 61,113,509	$ 162,947,538
Reinvestment of distributions	69,028	134,015	569,373	1,103,898
Shares redeemed	(9,236,989)	(8,722,670)	(76,193,175)	(71,872,636)
Net increase (decrease)	(1,758,471)	11,183,939	$ (14,510,293)	$ 92,178,800
Institutional Class
Shares sold	17,870	530,266	$ 147,262	$ 4,367,986
Reinvestment of distributions	358	2,501	2,951	20,594
Shares redeemed	(668,900)	(1,534,751)	(5,512,269)	(12,614,091)
Net increase (decrease)	(650,672)	(1,001,984)	$ (5,362,056)	$ (8,225,511)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In March 2014, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about June 13, 2014. In connection with the liquidation, the Fund will be closed to new investors on April 25, 2014 and the Fund will remove its 0.25% redemption fee on shares held less than 60 days, effective March 14, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSB-USAN-0314
1.804590.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Ultra-Short Bond

Fund - Institutional Class

Semiannual Report

January 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	.64%
Actual		$ 1,000.00	$ 1,001.70	$ 3.23
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class T	.70%
Actual		$ 1,000.00	$ 1,001.50	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,002.70	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.44%
Actual		$ 1,000.00	$ 1,002.90	$ 2.22
HypotheticalA		$ 1,000.00	$ 1,022.99	$ 2.24

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
U.S. Government and U.S. Government Agency Obligations 8.9%	U.S. Government and U.S. Government Agency Obligations 10.9%
AAA 24.5%	AAA 23.6%
AA 13.4%	AA 13.5%
A 30.8%	A 29.9%
BBB 17.7%	BBB 15.1%
BB and Below 0.1%	BB and Below 0.0%
Not Rated 0.1%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of January 31, 2014
6 months ago
Years	1.5	1.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	0.4	0.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of January 31, 2014*		As of July 31, 2013**
	Corporate Bonds 61.4%		Corporate Bonds 57.5%
	U.S. Government and U.S. Government Agency Obligations 8.9%		U.S. Government and U.S. Government Agency Obligations 10.9%
	Asset-Backed Securities 23.3%		Asset-Backed Securities 22.0%
	CMOs and Other Mortgage Related Securities 1.5%		CMOs and Other Mortgage Related Securities 1.8%
	Municipal Bonds 0.4%		Municipal Bonds 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 7.0%
* Foreign investments	18.5%	** Foreign investments	18.0%

Semiannual Report

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 61.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 2.0%
Daimler Finance North America LLC:
0.8421% 1/9/15 (c)(d)	$ 2,000,000	$ 2,007,176
1.0204% 4/10/14 (c)(d)	1,250,000	1,251,969
Volkswagen International Finance NV:
0.8374% 11/20/14 (c)(d)	2,000,000	2,007,142
0.8566% 4/1/14 (c)(d)	2,500,000	2,501,725
		7,768,012
Media - 1.4%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,997,000	2,052,447
NBCUniversal Enterprise, Inc. 0.7759% 4/15/16 (c)(d)	3,000,000	3,013,074
NBCUniversal, Inc. 3.65% 4/30/15	354,000	367,492
		5,433,013
TOTAL CONSUMER DISCRETIONARY		13,201,025
CONSUMER STAPLES - 0.9%
Beverages - 0.6%
PepsiCo, Inc. 0.4466% 2/26/16 (d)	2,500,000	2,500,038
Food Products - 0.3%
General Mills, Inc. 0.5361% 1/29/16 (d)	609,000	609,240
Kellogg Co. 0.4693% 2/13/15 (d)	522,000	522,539
		1,131,779
TOTAL CONSUMER STAPLES		3,631,817
ENERGY - 3.0%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.1691% 6/2/14 (d)	1,226,000	1,229,319
Oil, Gas & Consumable Fuels - 2.7%
Devon Energy Corp. 0.6944% 12/15/15 (d)	2,000,000	2,001,856
Enbridge, Inc. 0.8966% 10/1/16 (d)	1,000,000	1,002,908
Petrobras Global Finance BV 1.8574% 5/20/16 (d)	1,000,000	985,000
Total Capital Canada Ltd. 0.6189% 1/15/16 (d)	3,000,000	3,013,737
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (d)	3,416,000	3,443,055
		10,446,556
TOTAL ENERGY		11,675,875
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 45.6%
Capital Markets - 7.3%
Goldman Sachs Group, Inc. 0.6959% 3/22/16 (d)	$ 6,000,000	$ 5,975,064
JPMorgan Chase & Co.:
0.8566% 2/26/16 (d)	2,000,000	2,008,232
0.8989% 10/15/15 (d)	8,951,000	8,999,255
Merrill Lynch & Co., Inc. 0.6989% 1/15/15 (d)	3,500,000	3,504,554
Morgan Stanley:
1.1944% 12/19/14 (d)	2,500,000	2,510,988
1.4876% 2/25/16 (d)	2,500,000	2,533,668
The Bank of New York Mellon Corp.:
0.4666% 10/23/15 (d)	1,000,000	1,000,675
0.5054% 7/28/14 (d)	2,000,000	2,001,692
		28,534,128
Commercial Banks - 20.2%
ABN AMRO Bank NV 1.0354% 10/28/16 (c)(d)	2,000,000	2,008,218
ANZ Banking Group Ltd. 0.4377% 5/7/15 (c)(d)	1,000,000	1,000,760
Bank of Montreal 0.7126% 9/11/15 (d)	2,400,000	2,411,484
Bank of Nova Scotia 1.2817% 1/12/15 (d)	1,000,000	1,009,705
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.6866% 2/26/16 (c)(d)	2,000,000	2,002,092
BNP Paribas SA 0.8319% 12/12/16 (d)	504,000	505,570
BPCE SA 1.4886% 4/25/16 (d)	2,000,000	2,025,938
Branch Banking & Trust Co. 0.6754% 12/1/16 (d)	2,000,000	1,998,874
Capital One NA 0.6959% 3/22/16 (d)	1,000,000	999,000
Commonwealth Bank of Australia:
0.9739% 3/17/14 (c)(d)	2,500,000	2,502,690
1.0429% 9/18/15 (c)(d)	1,000,000	1,010,196
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7229% 3/18/16 (d)	3,030,000	3,044,741
Credit Suisse New York Branch 3.5% 3/23/15	3,000,000	3,100,134
Danske Bank A/S 1.2917% 4/14/14 (c)(d)	500,000	500,761
Fifth Third Bank:
0.6466% 2/26/16 (d)	2,000,000	2,003,318
0.7474% 11/18/16 (d)	1,000,000	1,003,069
KeyBank NA:
0.7266% 11/25/16 (d)	1,200,000	1,202,669
5.8% 7/1/14	2,000,000	2,042,862
National Australia Bank Ltd. 0.5371% 1/22/15 (c)(d)	1,500,000	1,503,666
Nordea Bank AB 0.6993% 5/13/16 (c)(d)	1,500,000	1,504,418
PNC Bank NA 0.5454% 1/28/16 (d)	2,000,000	2,002,654
Rabobank (Netherlands) NV 0.5917% 4/14/14 (d)	3,250,000	3,252,597
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Royal Bank of Canada:
0.4461% 4/29/15 (d)	$ 2,000,000	$ 2,003,200
0.6116% 3/8/16 (d)	2,500,000	2,506,768
0.7016% 9/9/16 (d)	2,000,000	2,007,768
Royal Bank of Scotland Group PLC 2.55% 9/18/15	1,000,000	1,022,934
Sumitomo Mitsui Banking Corp.:
0.6704% 1/10/17 (d)	2,000,000	2,001,170
1.1871% 7/22/14 (c)(d)	1,801,000	1,807,975
SunTrust Banks, Inc. 0.5466% 4/1/15 (d)	3,509,000	3,493,153
Svenska Handelsbanken AB 0.6959% 3/21/16 (d)	2,000,000	2,006,028
The Toronto Dominion Bank:
0.4454% 5/1/15 (d)	500,000	500,372
0.5417% 7/14/14 (d)	2,000,000	2,003,042
0.7016% 9/9/16 (d)	2,000,000	2,005,704
U.S. Bank NA 0.5217% 10/14/14 (d)	1,510,000	1,512,078
Union Bank NA:
0.9959% 9/26/16 (d)	2,000,000	2,017,306
1.1919% 6/6/14 (d)	2,480,000	2,487,008
Wachovia Bank NA 0.622% 11/3/14 (d)	3,500,000	3,505,201
Wells Fargo Bank NA:
0.4485% 5/16/16 (d)	4,000,000	3,976,772
0.5166% 7/20/15 (d)	2,000,000	2,004,642
Westpac Banking Corp.:
0.9766% 3/31/14 (c)(d)	1,000,000	1,001,078
1.0059% 9/25/15 (d)	2,000,000	2,018,638
		78,516,253
Consumer Finance - 10.6%
American Express Credit Corp.:
0.6893% 11/13/15 (d)	3,995,000	4,007,752
1.3419% 6/12/15 (d)	1,000,000	1,012,912
American Honda Finance Corp.:
0.6116% 5/26/16 (c)(d)	2,000,000	2,005,782
0.7399% 10/7/16 (d)	4,000,000	4,027,620
Capital One Financial Corp.:
0.8781% 11/6/15 (d)	2,500,000	2,506,095
1.3889% 7/15/14 (d)	6,540,000	6,563,668
Caterpillar Financial Services Corp.:
0.4766% 2/26/16 (d)	1,063,000	1,065,435
0.5894% 2/9/15 (d)	2,000,000	2,005,664
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
1.3376% 8/28/14 (d)	$ 1,000,000	$ 1,004,014
1.4894% 5/9/16 (d)	1,000,000	1,016,355
General Electric Capital Corp.:
0.4717% 1/14/16 (d)	2,000,000	2,001,170
0.8394% 1/8/16 (d)	9,000,000	9,066,651
0.8917% 7/12/16 (d)	1,000,000	1,009,256
John Deere Capital Corp. 0.3117% 1/12/15 (d)	2,000,000	2,001,208
Toyota Motor Credit Corp. 0.4091% 11/21/14 (d)	2,000,000	2,002,922
		41,296,504
Diversified Financial Services - 5.0%
BP Capital Markets PLC 0.5677% 11/6/15 (d)	4,000,000	4,006,280
Citigroup, Inc.:
0.9206% 11/15/16 (d)	2,500,000	2,512,875
1.0366% 4/1/16 (d)	5,000,000	5,031,285
1.1986% 7/25/16 (d)	3,000,000	3,033,930
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(d)	5,000,000	5,015,345
		19,599,715
Insurance - 2.2%
American International Group, Inc. 3% 3/20/15	3,000,000	3,080,889
Pricoa Global Funding I 0.5081% 8/19/15 (c)(d)	3,000,000	3,006,015
Principal Life Global Funding II:
0.6059% 5/27/16 (c)(d)	1,000,000	1,001,631
0.8671% 7/9/14 (c)(d)	1,500,000	1,504,005
		8,592,540
Real Estate Management & Development - 0.3%
Liberty Property LP 5.65% 8/15/14	1,000,000	1,024,728
TOTAL FINANCIALS		177,563,868
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc. 0.3616% 8/28/14 (d)	3,000,000	3,000,930
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.4%
AbbVie, Inc.:
0.9981% 11/6/15 (d)	$ 1,000,000	$ 1,009,598
1.2% 11/6/15	500,000	505,122
		1,514,720
TOTAL HEALTH CARE		4,515,650
INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.3%
The Western Union Co. 1.2391% 8/21/15 (d)	1,000,000	1,003,224
Office Electronics - 0.6%
Xerox Corp. 1.0585% 5/16/14 (d)	2,458,000	2,461,601
TOTAL INFORMATION TECHNOLOGY		3,464,825
MATERIALS - 1.6%
Metals & Mining - 1.6%
Rio Tinto Finance (U.S.A.) PLC:
0.7944% 6/19/15 (d)	3,500,000	3,507,784
1.0839% 6/17/16 (d)	2,500,000	2,522,380
		6,030,164
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.5%
AT&T, Inc. 0.6244% 2/12/16 (d)	3,000,000	2,997,930
BellSouth Corp. 4.117% 4/26/21 (c)(d)	2,000,000	2,014,702
British Telecommunications PLC 2% 6/22/15	2,000,000	2,035,336
Verizon Communications, Inc.:
0.4419% 3/6/15 (c)(d)	3,590,000	3,587,027
1.7729% 9/15/16 (d)	3,000,000	3,088,548
		13,723,543
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC 0.6231% 2/19/16 (d)	4,000,000	3,995,640
TOTAL TELECOMMUNICATION SERVICES		17,719,183
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
Duke Energy Corp. 3.95% 9/15/14	$ 431,000	$ 440,173
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	527,000	528,837
		969,010
TOTAL NONCONVERTIBLE BONDS (Cost $237,979,153)		238,771,417
U.S. Government Agency Obligations - 1.0%

Fannie Mae 0.875% 8/28/14 (Cost $4,014,784)	4,000,000	4,017,208
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
2.252% 11/1/34 (d)	351,111	370,992
2.377% 7/1/35 (d)	583,538	617,230
2.398% 10/1/35 (d)	741,094	784,936
2.414% 2/1/34 (d)	173,323	180,319
2.422% 6/1/35 (d)	318,017	337,893
2.425% 6/1/35 (d)	723,371	760,586
2.427% 12/1/34 (d)	340,413	361,354
2.43% 7/1/34 (d)	360,081	382,586
2.485% 11/1/34 (d)	377,875	401,492
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,048,106)		4,197,388
Asset-Backed Securities - 23.3%

Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	266,059	266,916
Series 2012-2 Class A3, 0.74% 4/15/16	1,394,101	1,396,526
Series 2012-SN1:
Class A2, 0.51% 12/22/14	256,473	256,524
Class A3, 0.57% 8/20/15	2,400,000	2,402,525
Series 2013-SN1 Class A2, 0.52% 5/20/15	1,686,311	1,687,228
Ally Master Owner Trust:
Series 2010-4 Class A, 1.23% 8/15/17 (d)	3,000,000	3,028,479
Series 2011-3 Class A2, 1.81% 5/15/16	220,000	220,796
Series 2012-2 Class A, 0.66% 3/15/16 (d)	1,000,000	1,000,187
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-3 Class A2, 1.21% 6/15/17	$ 2,000,000	$ 2,011,438
Series 2013-1 Class A1, 0.61% 2/15/18 (d)	2,000,000	2,001,104
AmeriCredit Auto Receivables Trust:
Series 2012-2:
Class A2, 0.76% 10/8/15	171,968	171,989
Class A3, 1.05% 10/11/16	400,000	400,705
Series 2012-5 Class A2, 0.51% 1/8/16	437,573	437,661
Series 2013-3 Class A2, 0.68% 10/11/16	470,303	470,422
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5666% 9/15/17 (c)(d)	2,260,000	2,260,462
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.3466% 2/15/19 (d)	5,000,000	4,997,123
Carmax Auto Owner Trust Series 2012-3 Class A2, 0.43% 9/15/15	520,354	520,447
Chase Issuance Trust Series 2012-A5 Class A5, 0.59% 8/15/17	5,000,000	5,007,111
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	285,481	285,874
Series 2013-VT1 Class A2, 0.65% 3/21/16 (c)	2,000,000	2,000,027
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.258% 4/24/17 (d)	5,000,000	4,998,403
CNH Equipment Trust:
Series 2012-D Class A2, 0.45% 4/15/16	333,849	333,880
Series 2013-B Class A2, 0.44% 10/17/16	1,000,000	999,827
Discover Card Master Trust Series 2012-A5 Class A5, 0.36% 1/16/18 (d)	7,500,000	7,505,456
Fannie Mae Series 2004-T5:
Class AB1, 0.6882% 5/28/35 (d)	80,751	74,759
Class AB3, 0.9942% 5/28/35 (d)	32,052	29,514
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	800,000	801,614
Series 2013-B Class A2A, 0.59% 1/15/16	2,000,000	2,001,813
Ford Credit Auto Owner Trust Series 2012-D Class A2, 0.4% 9/15/15	276,332	276,367
Ford Credit Floorplan Master Owner Trust:
Series 2012-4 Class A1, 0.74% 9/15/16	3,085,000	3,089,089
Series 2013-3Q Class A2, 0.4666% 6/15/17 (d)	500,000	500,267
Fremont Home Loan Trust Series 2005-A Class M4, 1.178% 1/25/35 (d)	120,877	48,306
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	857,000	860,196
Series 2012-4 Class A, 0.46% 6/15/18 (d)	5,000,000	4,993,700
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Small Ticket LLC Series 2012-1A Class A2, 0.85% 11/21/14 (c)	$ 71,390	$ 71,416
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	1,604,000	1,603,696
Home Equity Asset Trust Series 2003-5 Class A2, 0.858% 12/25/33 (d)	10,566	9,819
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)	1,440,465	1,443,783
Series 2013-A Class A2, 0.51% 9/15/15 (c)	2,207,801	2,209,199
Hyundai Auto Receivables Trust Series 2013-B Class A2, 0.52% 3/15/16	1,840,000	1,841,911
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.51% 5/15/18 (c)(d)	580,000	578,804
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18	404,000	406,295
Series 2012-B Class A2, 0.43% 2/17/15	388,323	388,336
Mercedes-Benz Auto Lease Trust:
Series 2013-A Class A2, 0.39% 6/15/15	1,995,817	1,996,426
Series 2013-B Class A2, 0.88% 9/15/15	1,000,000	999,906
Mercedes-Benz Master Owner Trust Series 2012-BA Class A, 0.43% 11/15/16 (c)(d)	2,370,000	2,369,813
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 1.098% 8/25/35 (d)	20,366	20,646
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.838% 8/25/34 (d)	65,756	65,905
Nissan Auto Lease Trust:
Series 2013-A Class A2A, 0.45% 9/15/15	2,888,541	2,888,233
Series 2013-B Class A2A, 0.57% 1/15/16	2,000,000	2,001,405
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6366% 5/15/17 (d)	2,250,000	2,256,138
Series 2013-A Class A, 0.4666% 2/15/18 (d)	1,000,000	999,794
Ocala Funding LLC Series 2006-1A Class A, 1.557% 3/20/11 (b)(c)(d)	965,000	0
Park Place Securities, Inc. Series 2004-WCW1 Class M4, 1.608% 9/25/34 (d)	435,000	251,989
Porsche Innovative Lease Owner Trust:
Series 2012-1 Class A2, 0.44% 2/23/15 (c)	31,805	31,807
Series 2013-1 Class A2, 0.54% 1/22/16 (c)	2,000,000	2,000,899
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.958% 4/25/33 (d)	1,451	1,375
Santander Drive Auto Receivables Trust:
Series 2013-1 Class A2, 0.48% 2/16/16	277,112	277,133
Series 2013-2 Class A2, 0.47% 3/15/16	508,962	508,991
Series 2013-3 Class A2, 0.55% 9/15/16	1,439,408	1,439,976
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust: - continued
Series 2014-1 Class A2A, 0.66% 6/15/17	$ 1,000,000	$ 1,000,054
SLM Student Loan Trust:
Series 2012-6 Class A1, 0.318% 2/27/17 (d)	493,867	493,816
Series 2012-7 Class A2, 0.438% 9/25/19 (d)	1,000,000	997,568
Series 2013-1 Class A2, 0.408% 9/25/19 (d)	2,000,000	1,992,809
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.018% 9/25/34 (d)	21,802	20,725
World Omni Auto Lease Securitization Trust Series 2012-A Class A2, 0.71% 1/15/15	114,056	114,071
World Omni Auto Receivables Trust Series 2013-A Class A2, 0.43% 5/16/16	1,962,738	1,963,655
TOTAL ASSET-BACKED SECURITIES (Cost $91,807,523)		90,583,128
Collateralized Mortgage Obligations - 7.3%

Private Sponsor - 0.5%
Granite Master Issuer PLC floater Series 2006-1A Class A5, 0.297% 12/20/54 (c)(d)	491,454	485,999
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (d)	363,480	362,013
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6366% 1/20/44 (d)	30,363	30,205
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (d)	572,992	569,012
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (d)	208,410	206,989
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.488% 12/25/34 (d)	150,368	141,905
TOTAL PRIVATE SPONSOR		1,796,123
U.S. Government Agency - 6.8%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.658% 4/25/33 (d)	919,841	930,199
Series 2006-33 Class CF, 0.458% 5/25/36 (d)	109,501	109,615
Series 2008-76 Class EF, 0.658% 9/25/23 (d)	28,872	28,994
Series 2010-86 Class FE, 0.608% 8/25/25 (d)	173,517	174,611
floater planned amortization class:
Series 2004-52 Class PF 0.608% 12/25/33 (d)	1,979,500	1,990,662
Series 2005-90 Class FC, 0.408% 10/25/35 (d)	138,406	138,558
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	350,434	374,432
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer Series 2011-16 Class FB, 0.308% 3/25/31 (d)	$ 1,431,399	$ 1,432,224
sequential payer floater:
Series 2005-74 Class DF, 0.508% 7/25/35 (d)	3,338,565	3,345,010
Series 2005-83 Class FP, 0.488% 10/25/35 (d)	4,136,779	4,138,678
Series 2011-23 Class AB, 2.75% 6/25/20	98,372	101,639
Freddie Mac:
floater:
Series 2711 Class FC, 1.06% 2/15/33 (d)	265,450	270,088
Series 3879 Class AF, 0.59% 6/15/41 (d)	398,206	399,983
floater planned amortization class:
Series 2953 Class LF, 0.46% 12/15/34 (d)	1,522,437	1,524,800
Series 3102 Class FD, 0.46% 1/15/36 (d)	372,271	373,196
Series 3117 Class JF, 0.46% 2/15/36 (d)	145,612	145,846
Series 4020 Class EF 0.61% 2/15/42 (d)	3,098,896	3,099,102
Series 4057 Class EF, 0.51% 12/15/41 (d)	2,515,450	2,519,198
floater sequential payer:
Series 2828 Class TF, 0.61% 10/15/30 (d)	568,082	570,462
Series 3046 Class F, 0.53% 3/15/33 (d)	1,316,951	1,314,064
planned amortization class:
Series 2836 Class PX, 4% 5/15/18	224,420	225,345
Series 3081 Class CP 5.5% 10/15/34	244,578	249,031
Series 3792 Class DF, 0.56% 11/15/40 (d)	617,274	619,036
sequential payer:
Series 3659 Class EJ 3% 6/15/18	390,405	401,447
Series 3696 Class AE, 1.2% 7/15/15	106,013	106,390
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7666% 11/16/39 (d)	155,855	157,302
Series 2009-116 Class KF, 0.6966% 12/16/39 (d)	133,251	134,222
Series 2009-127 Class FA, 0.707% 9/20/38 (d)	184,900	186,205
Series 2010-9 Class FA, 0.6866% 1/16/40 (d)	214,333	215,821
Series 2012-149 Class LF, 0.407% 12/20/42 (d)	312,656	310,669
Series 2013-37 Class F, 0.427% 3/20/43 (d)	218,406	216,354
floater planned amortization class Series 2004-80 Class FM, 0.457% 7/20/34 (d)	326,517	326,707
floater sequential payer Series 2010-120 Class FB 0.457% 9/20/35 (d)	186,739	187,278
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 55,519	$ 56,018
Series 2010-99 Class PT, 3.5% 8/20/33	73,978	74,745
TOTAL U.S. GOVERNMENT AGENCY		26,447,931
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,273,874)		28,244,054
Commercial Mortgage Securities - 1.0%

Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.31% 8/15/29 (c)(d)	560,000	560,359
Del Coronado Trust floater Series 2013-HDC Class A, 0.9666% 3/15/26 (c)(d)	500,000	498,045
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9683% 12/5/31 (c)(d)	269,192	269,039
Class A2FL, 0.8683% 12/5/31 (c)(d)	350,000	348,311
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0125% 11/8/29 (c)(d)	560,000	557,765
GS Mortgage Securities Trust:
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	119,425	120,158
Series 2012-GC6 Class A1, 1.282% 1/10/45	60,577	60,857
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	198,634	198,835
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.96% 4/15/28 (c)(d)	530,000	527,531
sequential payer Series 2007-LD11 Class A2, 5.7905% 6/15/49 (d)	96,356	97,054
Morgan Stanley Capital I Trust floater:
Series 2006-XLF Class C, 1.36% 7/15/19 (c)(d)	247,826	186,489
Series 2007-XLFA:
Class A2, 0.26% 10/15/20 (c)(d)	205,019	201,304
Class B, 0.29% 10/15/20 (c)(d)	440,000	429,526
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,433,412)		4,055,273
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	$ 1,375,000	$ 1,423,249
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.55% 2/7/14, VRDN (d)(e)	1,000,000	1,000,000
TOTAL MUNICIPAL SECURITIES (Cost $2,413,082)		2,423,249
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $16,386,385)	16,386,385	16,386,385
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $389,356,319)		388,678,102
NET OTHER ASSETS (LIABILITIES) - 0.1%		564,490
NET ASSETS - 100%		$ 389,242,592
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,073,899 or 15.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,010
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 238,771,417	$ -	$ 238,771,417	$ -
U.S. Government and Government Agency Obligations	4,017,208	-	4,017,208	-
U.S. Government Agency - Mortgage Securities	4,197,388	-	4,197,388	-
Asset-Backed Securities	90,583,128	-	90,583,128	-
Collateralized Mortgage Obligations	28,244,054	-	28,244,054	-
Commercial Mortgage Securities	4,055,273	-	3,868,784	186,489
Municipal Securities	2,423,249	-	2,423,249	-
Money Market Funds	16,386,385	16,386,385	-	-
Total Investments in Securities:	$ 388,678,102	$ 16,386,385	$ 372,105,228	$ 186,489
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.5%
Canada	5.7%
United Kingdom	5.0%
Netherlands	2.7%
Australia	2.5%
Japan	1.5%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $372,969,934)	$ 372,291,717
Fidelity Central Funds (cost $16,386,385)	16,386,385
Total Investments (cost $389,356,319)		$ 388,678,102
Receivable for fund shares sold		425,366
Interest receivable		500,667
Distributions receivable from Fidelity Central Funds		1,441
Receivable from investment adviser for expense reductions		104
Total assets		389,605,680

Liabilities
Payable for fund shares redeemed	206,026
Distributions payable	1,905
Accrued management fee	105,032
Transfer agent fee payable	34,888
Distribution and service plan fees payable	2,355
Other affiliated payables	12,868
Other payables and accrued expenses	14
Total liabilities		363,088

Net Assets		$ 389,242,592
Net Assets consist of:
Paid in capital		$ 516,192,926
Undistributed net investment income		262,016
Accumulated undistributed net realized gain (loss) on investments		(126,534,133)
Net unrealized appreciation (depreciation) on investments		(678,217)
Net Assets		$ 389,242,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,432,715 ÷ 1,627,747 shares)	$ 8.25

Maximum offering price per share (100/98.50 of $8.25)	$ 8.38
Class T: Net Asset Value and redemption price per share ($3,311,269 ÷ 401,266 shares)	$ 8.25

Maximum offering price per share (100/98.50 of $8.25)	$ 8.38
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($370,306,863 ÷ 44,865,580 shares)	$ 8.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,191,745 ÷ 265,566 shares)	$ 8.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,489,151
Income from Fidelity Central Funds		9,010
Total income		1,498,161

Expenses
Management fee	$ 640,963
Transfer agent fees	212,232
Distribution and service plan fees	15,645
Fund wide operations fee	76,837
Independent trustees' compensation	798
Miscellaneous	352
Total expenses before reductions	946,827
Expense reductions	(1,708)	945,119
Net investment income (loss)		553,042
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		185,611
Change in net unrealized appreciation (depreciation) on investment securities		598,668
Net gain (loss)		784,279
Net increase (decrease) in net assets resulting from operations		$ 1,337,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 553,042	$ 1,392,776
Net realized gain (loss)	185,611	481,503
Change in net unrealized appreciation (depreciation)	598,668	300,270
Net increase (decrease) in net assets resulting from operations	1,337,321	2,174,549
Distributions to shareholders from net investment income	(548,418)	(1,172,776)
Distributions to shareholders from net realized gain	(49,489)	-
Total distributions	(597,907)	(1,172,776)
Share transactions - net increase (decrease)	(25,327,931)	87,110,349
Redemption fees	5,242	11,859
Total increase (decrease) in net assets	(24,583,275)	88,123,981

Net Assets
Beginning of period	413,825,867	325,701,886
End of period (including undistributed net investment income of $262,016 and undistributed net investment income of $257,392, respectively)	$ 389,242,592	$ 413,825,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) E	.003	.017	.023	.013	.047	.091
Net realized and unrealized gain (loss)	.011	.025	.007	.051	.040	(.167)
Total from investment operations	.014	.042	.030	.064	.087	(.076)
Distributions from net investment income	(.003)	(.012)	(.020)	(.015)	(.047)	(.071)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.004)	(.012)	(.020)	(.015)	(.047)	(.074)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C,D	.17%	.52%	.36%	.80%	1.08%	(.92)%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.65%	.66%	.63%	.64%	.68%
Expenses net of fee waivers, if any	.64% A	.65%	.66%	.63%	.64%	.68%
Expenses net of all reductions	.64% A	.65%	.66%	.63%	.64%	.67%
Net investment income (loss)	.08% A	.20%	.28%	.16%	.58%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,433	$ 18,620	$ 15,635	$ 12,242	$ 18,129	$ 8,033
Portfolio turnover rate G	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) E	.001	.013	.019	.009	.044	.090
Net realized and unrealized gain (loss)	.011	.026	.007	.052	.040	(.168)
Total from investment operations	.012	.039	.026	.061	.084	(.078)
Distributions from net investment income	(.001)	(.009)	(.016)	(.012)	(.044)	(.069)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.002)	(.009)	(.016)	(.012)	(.044)	(.072)
Redemption fees added to paid in capital E	- I	- I	- I	.001	- I	- I
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C,D	.15%	.48%	.32%	.76%	1.03%	(.94)%
Ratios to Average Net Assets F,H
Expenses before reductions	.75% A	.75%	.72%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.68%	.68%	.69%
Expenses net of all reductions	.70% A	.70%	.70%	.68%	.68%	.69%
Net investment income (loss)	.02% A	.16%	.23%	.12%	.54%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,311	$ 3,542	$ 3,312	$ 4,811	$ 5,334	$ 3,114
Portfolio turnover rate G	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Ultra-Short Bond

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) D	.012	.034	.040	.028	.063	.111
Net realized and unrealized gain (loss)	.010	.025	.006	.051	.040	(.169)
Total from investment operations	.022	.059	.046	.079	.103	(.058)
Distributions from net investment income	(.011)	(.029)	(.036)	(.030)	(.063)	(.088)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.004)
Total distributions	(.012)	(.029)	(.036)	(.030)	(.063)	(.092)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C	.27%	.72%	.57%	.99%	1.27%	(.70)%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	.28% A	.41%	.48%	.34%	.77%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,307	$ 384,116	$ 291,005	$ 239,921	$ 239,266	$ 217,282
Portfolio turnover rate F	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2014	Years ended July 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11	$ 8.26
Income from Investment Operations
Net investment income (loss) D	.012	.029	.037	.025	.057	.102
Net realized and unrealized gain (loss)	.012	.025	.009	.051	.040	(.168)
Total from investment operations	.024	.054	.046	.076	.097	(.066)
Distributions from net investment income	(.013)	(.024)	(.036)	(.027)	(.057)	(.081)
Distributions from net realized gain	(.001)	-	-	-	-	-
Tax return of capital	-	-	-	-	-	(.003)
Total distributions	(.014)	(.024)	(.036)	(.027)	(.057)	(.084)
Redemption fees added to paid in capital D	- H	- H	- H	.001	- H	- H
Net asset value, end of period	$ 8.25	$ 8.24	$ 8.21	$ 8.20	$ 8.15	$ 8.11
Total Return B,C	.29%	.65%	.56%	.95%	1.20%	(.80)%
Ratios to Average Net Assets E,G
Expenses before reductions	.44% A	.51%	.48%	.49%	.52%	.58%
Expenses net of fee waivers, if any	.44% A	.51%	.48%	.49%	.52%	.55%
Expenses net of all reductions	.44% A	.51%	.48%	.49%	.52%	.54%
Net investment income (loss)	.28% A	.35%	.45%	.31%	.70%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,192	$ 7,548	$ 15,750	$ 2,245	$ 1,206	$ 623
Portfolio turnover rate F	46% A	67%	80%	103%	95%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2014 (Unaudited)

1. Organization.

Fidelity® Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on August 2, 2013, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, premium on debt securities, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,191,542
Gross unrealized depreciation	(1,738,351)
Net unrealized appreciation (depreciation) on securities and other investments	$ (546,809)

Tax cost	$ 389,224,911

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2014	$ (1,917,431)
2015	(518,690)
2016	(12,186,304)
2017	(97,397,499)
2018	(9,829,719)
2019	(3,765,717)
Total with expiration	(125,615,360)
No expiration
Long-term	(1,054,895)
Total capital loss carryforward	$ (126,670,255)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to .25% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $89,764,021 and $90,984,073, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 13,037	$ 306
Class T	-%	.15%	2,608	-
			$ 15,645	$ 306

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A and Class T redemptions. The deferred sales charges range from .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 509
Class T	195
$ 704

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,977.15
Class T	4,427.25
Ultra-Short Bond	193,232.10
Institutional Class	1,596.09
	$ 212,232

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $352 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	.70%	$ 855

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $844.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $9.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2014	Year ended July 31, 2013
From net investment income
Class A	$ 6,833	$ 23,478
Class T	573	3,636
Ultra-Short Bond	536,182	1,122,291
Institutional Class	4,830	23,371
Total	$ 548,418	$ 1,172,776
From net realized gain
Class A	$ 1,981	$ -
Class T	414	-
Ultra-Short Bond	46,799	-
Institutional Class	295	-
Total	$ 49,489	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2014	Year ended July 31, 2013	Six months ended January 31, 2014	Year ended July 31, 2013
Class A
Shares sold	176,335	1,245,078	$ 1,453,616	$ 10,260,424
Reinvestment of distributions	961	2,430	7,929	20,006
Shares redeemed	(809,980)	(891,404)	(6,680,304)	(7,343,122)
Net increase (decrease)	(632,684)	356,104	$ (5,218,759)	$ 2,937,308
Class T
Shares sold	32,221	200,020	$ 265,613	$ 1,648,091
Reinvestment of distributions	113	415	930	3,416
Shares redeemed	(61,050)	(173,781)	(503,366)	(1,431,755)
Net increase (decrease)	(28,716)	26,654	$ (236,823)	$ 219,752
Ultra-Short Bond
Shares sold	7,409,490	19,772,594	$ 61,113,509	$ 162,947,538
Reinvestment of distributions	69,028	134,015	569,373	1,103,898
Shares redeemed	(9,236,989)	(8,722,670)	(76,193,175)	(71,872,636)
Net increase (decrease)	(1,758,471)	11,183,939	$ (14,510,293)	$ 92,178,800
Institutional Class
Shares sold	17,870	530,266	$ 147,262	$ 4,367,986
Reinvestment of distributions	358	2,501	2,951	20,594
Shares redeemed	(668,900)	(1,534,751)	(5,512,269)	(12,614,091)
Net increase (decrease)	(650,672)	(1,001,984)	$ (5,362,056)	$ (8,225,511)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In March 2014, the Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on or about June 13, 2014. In connection with the liquidation, the Fund will be closed to new investors on April 25, 2014 and the Fund will remove its 0.25% redemption fee on shares held less than 60 days, effective March 14, 2014.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ultra-Short Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AUSBI-USAN-0314
1.804596.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2014